UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05954

The Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Omar Aguilar

The Charles Schwab Family of Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1: Report(s) to Stockholders.

Annual Report | December 31, 2023
Schwab Municipal Money Funds

Schwab California Municipal
Money Fund
Schwab New York Municipal
Money Fund

No Action Required – Notice Regarding Shareholder Report Delivery
Beginning on July 24, 2024, fund shareholder reports will be streamlined to highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will not appear in the streamlined shareholder reports but will available online and delivered free of charge upon request.

• If you already receive the full shareholder reports, you will receive the streamlined shareholder reports in the same way that you currently receive the full shareholder reports (either in paper or electronically).

• If you currently receive a notification when a shareholder report is available on a fund’s website, beginning July 24, 2024, you will begin to receive the streamlined shareholder report (in paper).

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
Schwab Municipal Money Funds | Annual Report1

Schwab Municipal Money Funds
State Investment Environment

California
California’s fiscal outlook has weakened as revenues have underperformed budget expectations. The state now faces a $38 billion budget gap heading into fiscal 2025.
The state’s most recent figures indicate that revenues in fiscal 2023 (ended June 30, 2023), dropped 19% over the prior year to $181 billion, well below prior estimates. The decline was attributable to the steep drop in the stock market in 2022. The extent of the decline, however, was not fully evident until October 2023, due to a six-month weather-related extension in the tax filing deadline for most Californians.
The state’s most recent budget update lowered revenue estimates for fiscal 2024 by 5% to $198 billion, largely reflecting a 6% downward adjustment in personal and corporate income taxes, its largest revenue sources. The lower revenue estimates incorporate weak prior year revenues coupled with improved stock market conditions in 2023. Spending under the updated budget exceeds revenues by $34 billion, lowering budgetary reserves to $27 billion, or 12% of spending.
In January 2024, Governor Newsom proposed a $209 billion budget for fiscal 2025 that addresses a $38 billion projected budget gap. The Governor’s budget solutions include $13 billion in reserve withdrawals, $9 billion in spending reductions, $7 billion in delayed spending, and $9 billion in other measures. Funding for core programs remains largely intact, although formulaic funding for K-14 education will decline. No new major spending initiatives are proposed. The budget projects the state will collect $203 billion in revenue without increasing tax rates and anticipates it will end fiscal 2025 with budgetary reserves of $18 billion, or 9% of spending.
The state’s Legislative Analyst Office has indicated that the state’s revenue estimates may be optimistic. The Governor is expected to issue a revised fiscal 2025 budget proposal in May 2024. The state has flexibility should its fiscal outlook deteriorate given its moderate level of budgetary reserves.
Local governments may reduce services if the state’s financial position weakens and state funding decreases. School districts may face a reduction in state aid as the Proposition 98 funding formula for K-14 education is tied to state revenues. However, the state is prohibited under the constitution from reducing funding for school and community college districts below the Proposition 98 funding level. General obligation bonds issued by school and community college districts are paid from property taxes and would not be impacted by reductions in state aid. County tax collectors are required to set property tax levies sufficient to pay debt service on such bonds.
California’s economy remains resilient despite the state’s financial challenges. Nonfarm jobs increased 1.7% in 2023, led by growth in the education, health services, leisure, and hospitality sectors. The job gains were partially offset by losses in the information, professional, and business services sectors. The state’s unemployment rate in December 2023 was 5.1%, exceeding the U.S. average of 3.7% and the state’s unemployment rate of 4.1% in December 2022.
California is a strong investment-grade credit given its deep and diverse economy and high personal wealth levels. At the end of the reporting period, the state’s general obligation ratings were AA- by S&P Global Ratings, Aa2 by Moody’s Investors Service, and AA by Fitch Ratings. S&P Global Ratings and Fitch Ratings carry a stable outlook, while Moody’s Investors Service maintains a negative outlook on its rating.
2Schwab Municipal Money Funds | Annual Report

Schwab Municipal Money Funds
State Investment Environment (continued)

New York
New York State’s financial position is strong due to good revenue performance and disciplined spending since 2020. This strong performance helped build reserves to its highest levels in over a decade, which will help the state address future budget gaps.
New York’s economic recovery since the COVID-19 outbreak continues to lag the nation, although the gap has narrowed. Before the pandemic, New York’s unemployment rate tracked slightly above the nation. The unemployment rate peaked at 16.6% in May 2020 compared to a peak of 14.8% nationally in April 2020. New York’s unemployment rate recovered to 4.3% by November 2023, which was still above the national rate of 3.7%. As of November 2023, New York had recovered 99% of the private sector jobs lost in March/April 2020 while the U.S. had recovered 103%.
New York’s current fiscal year (ending March 31, 2024) benefits from the improved revenue landscape that began in fiscal 2022 through 2023, but a slowing economy has led to a drop in projected revenues for fiscal 2024. When Governor Hochul released her proposed fiscal 2025 budget, the state revised its projections for fiscal 2024. New York expects a 7.8% decrease in tax revenues in fiscal 2024 with a 2.5% increase in fiscal 2025. Still, New York projects a $1.5 billion general fund surplus in fiscal 2024 despite reduced tax revenue aided by restrained spending. The state plans to use the surplus to reduce fiscal 2025’s deficit. It expects to end fiscal 2024 with a record general fund balance of $30.0 billion, net of funds set aside for settlements and tax credits, which is 29% of expenses and $2.4 billion greater than fiscal 2023’s net balance.
The Governor’s proposed budget for the fiscal year beginning April 1, 2024, incorporates modest tax revenue growth of about 3%, while spending, including transfers, is projected to grow by 4%. Spending priorities include aid for the New York Metropolitan Transportation Authority, healthcare, and support for asylum seekers. The proposed budget would erode slightly its net general fund reserves to a still strong $28.9 billion by the end of fiscal 2025, equal to a sound 27% of disbursements.
The State’s revenues could be lower than projected. If the United States enters a recession, New York could collect lower than expected revenues. The State’s mid-year budget updates provide an opportunity to adjust spending if revenues erode. This management and its very strong reserves provide financial flexibility.
New York local governments, including school districts, cities, and counties, have benefitted from positive economic trends and considerable federal COVID-19 aid over the past few years. Like the State, cities and counties continued to see positive sales tax collections in calendar 2023. The improving revenues could enable local governments to boost their reserves to cushion against possible economic stress.
New York State is a strong investment-grade credit due to its deep and diverse economy and its high personal wealth levels. The State’s general obligation debt is rated Aa1 by Moody’s Investors Service and AA+ by both Fitch Ratings and S&P Global Ratings. All three rating agencies maintain stable outlooks for the State, reflecting its sound governmental framework, solid revenue performance, and improved financial reserves.

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
Schwab Municipal Money Funds | Annual Report3

Schwab Municipal Money Funds
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management,
leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds and has overall responsibility for all aspects of the management of the funds. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. She has managed money market funds since 1988.

Kevin Shaughnessy, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2000, Mr. Shaughnessy spent four years as a portfolio manager with Wells Capital Management, where he was responsible for managing the firm’s
California municipal money fund, as well as short duration, private client assets.

Cameron Ullyatt, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2008, Mr. Ullyatt was a vice president and portfolio manager at OppenheimerFunds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in OppenheimerFunds’ municipal bond and money market departments.

4Schwab Municipal Money Funds | Annual Report

Schwab California Municipal Money Fund as of December 31, 2023

The Schwab California Municipal Money Fund’s (the fund) goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax. To pursue its goal, the fund invests in money market securities from California issuers and from municipal (muni) agencies, U.S. territories and possessions. Under normal circumstances, the fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal money market securities the interest from which is exempt from federal and California personal income tax. Up to 20% of the fund’s net assets may be invested in securities subject to federal income tax and/or California personal income tax, such as non-California municipal obligations, government securities or repurchase agreements. When the fund makes such investments, a higher portion of the fund’s distributions will likely be subject to federal income tax and/or California personal income tax. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2023, demand for money market funds remained strong. In its efforts to lower inflation, the Fed raised interest rates four times between January and July, increasing the federal funds rate from a range of 4.25% to 4.50% to a range of 5.25% to 5.50%. The Fed cited strong economic activity and low unemployment along with the potential risks from tighter financial and credit conditions for households and businesses as justification for keeping the federal funds rate unchanged later in the year. The Fed also maintained its program to reduce the assets held on its balance sheet, though its balance sheet temporarily spiked in March when the Fed supported banks after the failure of two U.S. regional banks (a third U.S. regional bank failed in early May). Despite that spike, the Fed’s balance sheet assets declined over the reporting period.
Higher yields continued to drive demand for muni money funds, and asset balances increased industry wide over the reporting period. The yield on the SIFMA Municipal Swap Index, a widely used benchmark for yields on floating-rate muni securities, exhibited significant yield volatility during the reporting period, which created fluctuations in the attractiveness of tax-exempt money market securities relative to similar taxable securities. These fluctuations created significant variability in cash flow across the muni money market industry.
Central banks outside the United States battled with persistently high inflation. Both the European Central Bank and the Bank of England raised their key policy rates multiple times over the year—six times for the European Central Bank and five times for the Bank of England—before holding rates steady beginning at their October and September meetings, respectively, as inflation and pricing pressures finally showed signs of easing. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but maintained its pledge to ramp up stimulus “without hesitation” if needed.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while continuing its rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The uncertainties caused by three U.S. regional bank failures and the contentious debt-ceiling debate, combined with continued Fed rate hikes and unique market dynamics, caused the adviser to favor an overweight in short-dated commercial paper with staggered maturities throughout the first half of the reporting period with the aim of providing a consistent source of liquidity. Later in the year, increased supply of high-quality one-year notes and restrictive monetary policy prompted the adviser to incrementally add high-quality one-year notes. The fund’s weighted average maturity (WAM) started the reporting period at 22 days and ended it at 31 days. In response to fluctuations in the attractiveness of tax-exempt money market securities relative to similar taxable securities, the fund occasionally purchased taxable securities and muni securities issued outside of California particularly during that period.

Management views and portfolio holdings may have changed since the report date.
Schwab Municipal Money Funds | Annual Report5

Schwab California Municipal Money Fund
Performance and Fund Facts as of December 31, 2023

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	31 Days

Portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
6Schwab Municipal Money Funds | Annual Report

Schwab California Municipal Money Fund
Performance and Fund Facts as of December 31, 2023 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab California Municipal Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWKXX	SCAXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	3.17%	3.32%
Seven-Day Yield (without waivers)[2]	3.16%	3.31%
Seven-Day Effective Yield (with waivers)[2]	3.22%	3.37%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
Schwab Municipal Money Funds | Annual Report7

Schwab New York Municipal Money Fund as of December 31, 2023

The Schwab New York Municipal Money Fund’s (the fund) goal is to seek current income that is exempt from federal income and New York state and local income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in money market securities from New York issuers and from municipal (muni) agencies, U.S. territories and possessions. Under normal circumstances, the fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal money market securities the interest from which is exempt from federal income and New York state and local income tax. Up to 20% of the fund’s net assets may be invested in securities subject to federal income tax and/or New York state and local income tax, such as non-New York municipal obligations, government securities or repurchase agreements. When the fund makes such investments, a higher portion of the fund’s distributions will likely be subject to federal income tax and/or New York state and local income tax. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2023, demand for money market funds remained strong. In its efforts to lower inflation, the Fed raised interest rates four times between January and July, increasing the federal funds rate from a range of 4.25% to 4.50% to a range of 5.25% to 5.50%. The Fed cited strong economic activity and low unemployment along with the potential risks from tighter financial and credit conditions for households and businesses as justification for keeping the federal funds rate unchanged later in the year. The Fed also maintained its program to reduce the assets held on its balance sheet, though its balance sheet temporarily spiked in March when the Fed supported banks after the failure of two U.S. regional banks (a third U.S. regional bank failed in early May). Despite that spike, the Fed’s balance sheet assets declined over the reporting period.
Higher yields continued to drive demand for muni money funds, and asset balances increased industry wide over the reporting period. The yield on the SIFMA Municipal Swap Index, a widely used benchmark for yields on floating-rate muni securities, exhibited significant yield volatility during the reporting period, which created fluctuations in the attractiveness of tax-exempt money market securities relative to similar taxable securities. These fluctuations created significant variability in cash flow across the muni money market industry.
Central banks outside the United States battled with persistently high inflation. Both the European Central Bank and the Bank of England raised their key policy rates multiple times over the year—six times for the European Central Bank and five times for the Bank of England—before holding rates steady beginning at their October and September meetings, respectively, as inflation and pricing pressures finally showed signs of easing. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but maintained its pledge to ramp up stimulus “without hesitation” if needed.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while continuing its rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The uncertainties caused by three U.S. regional bank failures and the contentious debt-ceiling debate, combined with continued Fed rate hikes, caused the adviser to favor a short weighted average maturity (WAM) throughout the first half of the reporting period. Later in the year, increased supply of high-quality one-year notes and restrictive monetary policy prompted the adviser to incrementally add high-quality one-year notes. The fund’s WAM started the reporting period at 17 days and ended it at 24 days. In response to the attractiveness of tax-exempt money market securities relative to similar taxable securities, the fund occasionally purchased taxable securities during the reporting period.

Management views and portfolio holdings may have changed since the report date.
8Schwab Municipal Money Funds | Annual Report

Schwab New York Municipal Money Fund
Performance and Fund Facts as of December 31, 2023

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	24 Days

Portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
Schwab Municipal Money Funds | Annual Report9

Schwab New York Municipal Money Fund
Performance and Fund Facts as of December 31, 2023 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab New York Municipal Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWYXX	SNYXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	3.69%	3.84%
Seven-Day Yield (without waivers)[2]	3.65%	3.80%
Seven-Day Effective Yield (with waivers)[2]	3.76%	3.92%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
10Schwab Municipal Money Funds | Annual Report

Schwab Municipal Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2023 and held through December 31, 2023.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1]	BEGINNING ACCOUNT VALUE AT 7/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/23	EXPENSES PAID DURING PERIOD 7/1/23-12/31/23[2]
Schwab California Municipal Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,013.00	$1.73
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.49	$1.73
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,013.80	$0.96
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.25	$0.97
Schwab New York Municipal Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,016.30	$1.73
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.49	$1.73
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,017.00	$0.97
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.25	$0.97

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab Municipal Money Funds | Annual Report11

Schwab California Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.01	0.00 [2]	0.00 [2]	0.01
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.01	0.00 [2]	0.00 [2]	0.01
Less distributions:
Distributions from net investment income	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.58%	0.87%	0.03%	0.32%	1.10%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34%	0.30%[3,4]	0.10%[4]	0.28%[4,5]	0.35%
Gross operating expenses	0.35%	0.35%[3]	0.35%	0.46%	0.49%
Net investment income (loss)	2.53%	0.92%	0.01%	0.37%	1.08%
Net assets, end of period (x 1,000,000)	$2,483	$2,604	$2,224	$3,405	$6,168

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[5]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
12Schwab Municipal Money Funds | Annual Report

Schwab California Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.03	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.03	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.03)	(0.01)	(0.00)[3]	(0.00)[3]
Distributions from net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions	(0.03)	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00
Total return	2.73%	0.99%	0.03%	0.01%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%	0.19%[5,6]	0.09%[6]	0.16%[6,7]
Gross operating expenses	0.20%	0.20%[5]	0.20%	0.20%[7]
Net investment income (loss)	2.68%	1.45%	0.01%	0.01%[7]
Net assets, end of period (x 1,000,000)	$5,562	$5,456	$778	$375

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[7]	Annualized.
See financial notes
Schwab Municipal Money Funds | Annual Report13

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.1% OF NET ASSETS
CALIFORNIA 100.1%
ABAG Finance Auth
M/F Housing RB (Crossing Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.62%		01/05/24	57,650,000	57,650,000
M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.50%		01/05/24	10,175,000	10,175,000
M/F Housing RB (Lakeside Village) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.47%		01/05/24	8,550,000	8,550,000
RB (Sharp HealthCare) Series 2009C (LOC: TD BANK NA)	(a)	2.25%		01/05/24	33,000,000	33,000,000
RB (Sharp HealthCare) Series 2009D (LOC: TD BANK NA)	(a)	2.25%		01/05/24	19,440,000	19,440,000
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF MONTREAL)	(a)	3.87%		01/05/24	4,600,000	4,600,000
RB (Segale Brothers Wood Products) Series 2002 (LOC: BANK OF MONTREAL)	(a)	3.85%		01/05/24	440,000	440,000
Anaheim Housing Auth
M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.62%		01/05/24	5,500,000	5,500,000
Antelope Valley CCD
GO Bonds Series B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.92%		01/05/24	5,000,000	5,000,000
Bay Area Toll Auth
Toll Bridge RB Series 2007A2 (LOC: MUFG BANK LTD)	(a)	2.80%		01/05/24	37,820,000	37,820,000
Toll Bridge RB Series 2007B2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.60%		01/05/24	47,100,000	47,100,000
Toll Bridge RB Series 2014F1 (ESCROW)		5.00%		04/01/24	10,000,000	10,042,559
Toll Bridge RB Series 2019B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.80%		01/05/24	48,455,000	48,455,000
Toll Bridge RB Series 2019D (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.80%		01/05/24	57,120,000	57,120,000
Toll Bridge RB Series 2023A (LOC: BARCLAYS BANK PLC)	(a)	3.90%		01/02/24	32,765,000	32,765,000
Toll Bridge RB Series 2023B (LOC: BARCLAYS BANK PLC)	(a)	3.97%		01/02/24	7,300,000	7,300,000
Toll Bridge RB Series 2023F2 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/24	4,440,000	4,440,000
See financial notes
14Schwab Municipal Money Funds | Annual Report

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California
GO Bond Series 2003C4 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	2.25%		01/05/24	11,065,000	11,065,000
GO Bonds		5.00%		05/01/24	1,230,000	1,237,210
GO Bonds (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.89%		01/05/24	9,800,000	9,800,000
GO Bonds (LIQ: CITIBANK NA)	(b)(c)(d)	3.88%		01/05/24	4,950,000	4,950,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/24	17,300,000	17,300,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.87%		01/05/24	2,625,000	2,625,000
GO Bonds (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.90%		01/05/24	2,665,000	2,665,000
GO Bonds (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		01/05/24	2,375,000	2,375,000
GO Bonds Series 2003A1 (LOC: BARCLAYS BANK PLC)	(a)	3.70%		01/02/24	690,000	690,000
GO Bonds Series 2003C1 (LOC: TD BANK NA)	(a)	2.25%		01/05/24	41,010,000	41,010,000
GO Bonds Series 2004A3 (LOC: STATE STREET BANK AND TRUST COMPANY)	(a)	3.70%		01/02/24	4,065,000	4,065,000
GO Bonds Series 2004A9 (LOC: STATE STREET BANK AND TRUST COMPANY)	(a)	2.30%		01/05/24	6,235,000	6,235,000
GO Bonds Series 2005A21 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.30%		01/05/24	81,205,000	81,205,000
GO Bonds Series 2005B1 (LOC: WELLS FARGO BANK NA)	(a)	2.50%		01/05/24	30,500,000	30,500,000
GO Bonds Series 2005B5 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	3.70%		01/02/24	77,840,000	77,840,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		3.30%		02/06/24	21,250,000	21,250,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		3.25%		02/07/24	15,935,000	15,935,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		3.25%		01/11/24	22,580,000	22,580,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		3.30%		01/23/24	41,495,000	41,495,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		3.23%		02/01/24	19,500,000	19,500,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		3.27%		02/06/24	14,500,000	14,500,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		3.32%		02/13/24	50,000,000	50,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		3.23%		03/04/24	36,510,000	36,510,000
GO CP Series A3 (LOC: UBS AG)		3.20%		02/06/24	20,250,000	20,250,000
GO CP Series A3 (LOC: UBS AG)		3.27%		02/06/24	42,295,000	42,295,000
GO CP Series A4 (LOC: TD BANK NA)		3.35%		02/14/24	5,085,000	5,085,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		3.20%		03/05/24	15,470,000	15,470,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		3.25%		01/11/24	50,000,000	50,000,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		3.20%		02/01/24	3,160,000	3,160,000
GO CP Series A7 (LOC: STATE STREET BANK AND TRUST COMPANY)		3.20%		01/17/24	8,300,000	8,300,000
GO CP Series A8 (LOC: BANK OF MONTREAL)		3.30%		01/11/24	1,760,000	1,760,000
GO Refunding Bonds (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/24	5,000,000	5,000,000
GO Refunding Bonds (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.90%		01/05/24	1,705,000	1,705,000
California Community Choice Finance Auth
Clean Energy RB Series 2023D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	2,000,000	2,000,000
Clean Energy RB Series 2023F (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	3,750,000	3,750,000
California Dept of Water Resources
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		3.30%		01/04/24	44,838,000	44,838,000
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		3.20%		02/12/24	30,010,000	30,010,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.27%		01/03/24	30,751,000	30,751,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.20%		01/11/24	26,766,000	26,766,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.20%		01/25/24	5,655,000	5,655,000
See financial notes
Schwab Municipal Money Funds | Annual Report15

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.25%		01/25/24	82,766,000	82,766,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.20%		02/01/24	41,119,000	41,119,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.20%		02/08/24	30,430,000	30,430,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.20%		02/12/24	29,368,000	29,368,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.19%		02/26/24	10,910,000	10,910,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.15%		02/27/24	12,560,000	12,560,000
California Educational Facilities Auth
CP Notes (Stanford Univ)		3.40%		01/22/24	14,700,000	14,700,000
CP Notes (Stanford Univ)		3.38%		01/24/24	7,400,000	7,400,000
CP Notes (Stanford Univ) Series S1		3.25%		02/05/24	13,500,000	13,500,000
CP Notes (Stanford Univ) Series S3		3.40%		04/05/24	38,000,000	38,000,000
CP Notes (Stanford Univ) Series S4		3.25%		02/05/24	1,200,000	1,200,000
CP Notes (Stanford Univ) Series S4		3.20%		05/07/24	32,800,000	32,800,000
RB (California Institute of Technology) Series 1994	(a)	2.70%		01/01/24	13,800,000	13,800,000
RB (California Institute of Technology) Series 2006A	(a)	2.42%		01/05/24	33,405,000	33,405,000
RB (California Institute of Technology) Series 2006B	(a)	2.65%		01/05/24	37,255,000	37,255,000
RB (Stanford Univ) Series U6 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.87%		01/05/24	54,170,000	54,170,000
California Enterprise Development Finance Auth
IDRB (Gordon Brush) Series 2015 (LOC: WELLS FARGO BANK NA)	(a)	3.97%		01/05/24	8,000,000	8,000,000
IDRB (J Harris Industrial Water Treatment) Series 2015 (LOC: CITY NATIONAL BANK)	(a)(b)	3.97%		01/05/24	4,910,000	4,910,000
California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) Series 2011B (LOC: BANK OF MONTREAL)	(a)	3.00%		01/05/24	27,390,000	27,390,000
RB (Adventist Health) Series 2023B (LOC: BARCLAYS BANK PLC)	(a)	3.90%		01/02/24	5,000,000	5,000,000
RB (Cedars-Sinai Health System) Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/24	16,000,000	16,000,000
RB (Cedars-Sinai Health) Series 2021A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.89%		01/05/24	4,000,000	4,000,000
RB (Cedars-Sinai Health) Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/24	7,860,000	7,860,000
RB (Cedars-Sinai Medical Ctr) Series 2021A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.89%		01/05/24	30,685,000	30,685,000
RB (Dignity Health) Series 2012A (GTY: MIZUHO BANK LTD)	(b)(c)(d)	3.90%		01/05/24	36,013,000	36,013,000
RB (Kaiser Permanente) Series 2006E		3.85%		02/07/24	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2006E		3.60%		03/12/24	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2017A2 (LIQ: CITIBANK NA)	(b)(c)(d)	3.90%		01/05/24	2,794,000	2,794,000
RB (Kaiser Permanente) Series 2017A2 (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	(b)(c)(d)	4.02%	01/04/24	05/01/24	2,190,000	2,190,000
RB (Scripps Health) Series 2012A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.18%		01/02/24	122,770,000	122,770,000
RB (Scripps Health) Series 2012B	(a)	3.10%		01/05/24	22,000,000	22,000,000
RB (Scripps Health) Series 2012C	(a)	2.50%		01/05/24	37,560,000	37,560,000
RB (Stanford Health) Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/24	8,690,000	8,690,000
Refunding RB (Lucile Salter Packard Children’s Hospital) Series 2022A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	1,000,000	1,000,000
Refunding RB (Stanford Hospital) Series 2008B1	(a)	2.60%		01/05/24	35,000,000	35,000,000
Refunding RB (Stanford Hospital) Series 2008B2-1		3.35%		02/06/24	17,500,000	17,500,000
See financial notes
16Schwab Municipal Money Funds | Annual Report

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Refunding RB (Stanford Hospital) Series 2008B2-2		3.20%		04/01/24	42,050,000	42,050,000
Refunding RB (Sutter Health) Series 2017A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.90%		01/05/24	1,000,000	1,000,000
California Infrastructure & Economic Development Bank
Bay Area Toll Bridges RB Series 2003A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	11,250,000	11,250,000
IDRB (Kruger & Sons) Series 2002 (LOC: BANK OF MONTREAL)	(a)	3.20%		01/05/24	960,000	960,000
RB (Brightline Passenger Rail) Series 2020A (ESCROW)		3.65%		01/31/24	41,585,000	41,375,221
RB (St Margaret’s Episcopal School) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.30%		01/05/24	8,165,000	8,165,000
California Municipal Finance Auth
Recovery Zone Facility RB (Chevron) Series 2010A	(a)	3.70%		01/02/24	88,080,000	88,080,000
Recovery Zone Facility RB (Chevron) Series 2010B	(a)	3.75%		01/02/24	19,540,000	19,540,000
Recovery Zone Facility RB (Chevron) Series 2010C	(a)	3.70%		01/02/24	29,380,000	29,380,000
Refunding RB (ExxonMobil) Series 2007	(a)	3.73%		01/02/24	29,965,000	29,965,000
California Municipal Finance Auth Environmental Impact
Environmental Improvement RB (Aymium Williams) Series 2022 (ESCROW)		4.00%		06/26/24	25,000,000	25,000,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: BANK OF MONTREAL)	(a)	3.50%		01/05/24	9,695,000	9,695,000
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: COBANK ACB)	(a)	3.00%		01/05/24	5,900,000	5,900,000
Solid Waste Disposal RB (Bidart Dairy) Series 2002 (LOC: COBANK ACB)	(a)	3.50%		01/05/24	6,000,000	6,000,000
Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: US BANK NATIONAL ASSOCIATION)	(a)	3.00%		01/05/24	2,860,000	2,860,000
Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: WELLS FARGO BANK NA)	(a)	3.00%		01/05/24	5,665,000	5,665,000
Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: COBANK ACB)	(a)	3.50%		01/05/24	3,800,000	3,800,000
Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: COBANK ACB)	(a)	3.50%		01/05/24	2,500,000	2,500,000
Solid Waste Disposal RB (JDS Ranch) Series 2003 (LOC: WELLS FARGO BANK NA)	(a)	3.87%		01/05/24	2,350,000	2,350,000
Solid Waste Disposal RB (Recology) Series 2018A (LOC: WELLS FARGO BANK NA)	(a)(b)	3.13%		01/05/24	62,850,000	62,850,000
Solid Waste Disposal RB (Sierra Pacific Ind) Series 2014 (LOC: WELLS FARGO BANK NA)	(a)	2.75%		01/05/24	30,000,000	30,000,000
California Public Finance Auth
RB (Hoag Memorial Hospital Presbyterian) Series 2022B (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.85%		01/02/24	80,750,000	80,750,000
RB (Hoag Memorial Hospital Presbyterian) Series 2022B1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.85%		01/02/24	90,000,000	90,000,000
RB (Sharp Healthcare) Series 2017A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.89%		01/05/24	12,000,000	12,000,000
California Public Works Board
Lease RB (California Air Resources Board) Series 2022D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	14,255,000	14,255,000
Lease RB Series 2023D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.92%		01/05/24	2,300,000	2,300,000
See financial notes
Schwab Municipal Money Funds | Annual Report17

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California State Univ
CP Series A (GTY: STATE STREET BANK AND TRUST COMPANY) (LOC: WELLS FARGO BANK NA)		3.20%		02/05/24	8,097,000	8,097,000
CP Series A (GTY: STATE STREET BANK AND TRUST COMPANY) (LOC: WELLS FARGO BANK NA)		3.18%		03/06/24	4,650,000	4,650,000
RB Series 2019A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.89%		01/05/24	6,745,000	6,745,000
RB Series 2023A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.89%		01/05/24	8,075,000	8,075,000
California Statewide Communities Development Auth
M/F Housing RB (Avian Glen Apts) Series 2004CC (LOC: CITIBANK NA)	(a)	3.95%		01/05/24	3,390,000	3,390,000
M/F Housing RB (Concord Green Apts) Series 1998S (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.93%		01/05/24	8,700,000	8,700,000
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.90%		01/05/24	15,000,000	15,000,000
M/F Housing RB (David Ave Apt) Series 2007WW (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.47%		01/05/24	5,300,000	5,300,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.62%		01/05/24	29,990,000	29,990,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.62%		01/05/24	1,910,000	1,910,000
M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.62%		01/05/24	30,000,000	30,000,000
M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.62%		01/05/24	5,200,000	5,200,000
M/F Housing RB (Grande Garden Apts) Series 2004TT (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.62%		01/05/24	1,725,000	1,725,000
M/F Housing RB (Imperial Park Apts) Series 2007OO (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.47%		01/05/24	10,620,000	10,620,000
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.86%		01/05/24	5,500,000	5,500,000
M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.62%		01/05/24	5,250,000	5,250,000
M/F Housing RB (Oak Center Towers) Series 2005L (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.62%		01/05/24	2,620,000	2,620,000
M/F Housing RB (South Shore Apts) Series 2009M (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.90%		01/05/24	3,000,000	3,000,000
M/F Housing RB (Stoneridge at Elk Grove) Series 2005Q (LOC: CITIBANK NA)	(a)	2.72%		01/05/24	4,940,000	4,940,000
M/F Housing RB (Varenna Assisted Living Apts) Series 2006F (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.90%		01/05/24	11,385,000	11,385,000
M/F Housing RB (Wilshire Court Apts) Series 2003M (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.62%		01/05/24	20,290,000	20,290,000
M/F Housing Refunding RB (Crossings at Madera) Series 2005B (LOC: CITIBANK NA)	(a)	2.72%		01/05/24	2,070,000	2,070,000
M/F Housing Refunding RB (Desert Palms Apts) Series 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.95%		01/05/24	7,000,000	7,000,000
M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.50%		01/05/24	26,245,000	26,245,000
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.93%		01/05/24	15,650,000	15,650,000
See financial notes
18Schwab Municipal Money Funds | Annual Report

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
M/F Housing Refunding RB (Uptown Newport Apts) Series 2021A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.93%		01/05/24	13,730,000	13,730,000
Pollution Control Refunding RB (Chevron) Series 2002	(a)	3.70%		01/02/24	3,135,000	3,135,000
RB (Kaiser Permanente) Series 2004E		3.45%		01/04/24	25,540,000	25,540,000
RB (Kaiser Permanente) Series 2004E		3.80%		02/08/24	11,495,000	11,495,000
RB (Kaiser Permanente) Series 2004E		3.80%		02/13/24	19,200,000	19,200,000
RB (Kaiser Permanente) Series 2004E		3.60%		03/12/24	19,500,000	19,500,000
RB (Kaiser Permanente) Series 2004I		3.80%		02/06/24	10,645,000	10,645,000
RB (Kaiser Permanente) Series 2004I		3.85%		02/06/24	4,000,000	4,000,000
RB (Kaiser Permanente) Series 2004I		3.80%		02/14/24	13,800,000	13,800,000
RB (Kaiser Permanente) Series 2004I		3.60%		03/05/24	28,590,000	28,590,000
RB (Kaiser Permanente) Series 2004I		3.55%		03/12/24	24,800,000	24,800,000
RB (Kaiser Permanente) Series 2004K		3.80%		02/15/24	41,320,000	41,320,000
RB (Kaiser Permanente) Series 2004K		3.90%		03/06/24	23,400,000	23,400,000
RB (Kaiser Permanente) Series 2004K		3.58%		03/13/24	27,200,000	27,200,000
RB (Kaiser Permanente) Series 2006D		3.85%		02/07/24	17,500,000	17,500,000
RB (Kaiser Permanente) Series 2008B		3.45%		01/04/24	11,000,000	11,000,000
RB (Kaiser Permanente) Series 2008B		3.85%		02/08/24	6,000,000	6,000,000
RB (Kaiser Permanente) Series 2008B		3.90%		03/06/24	8,000,000	8,000,000
RB (Kaiser Permanente) Series 2008C		3.80%		02/08/24	13,000,000	13,000,000
RB (Kaiser Permanente) Series 2008C		3.80%		02/13/24	35,865,000	35,865,000
RB (Kaiser Permanente) Series 2008C		3.80%		02/15/24	38,000,000	38,000,000
RB (Kaiser Permanente) Series 2008C		3.55%		03/12/24	23,000,000	23,000,000
RB (Kaiser Permanente) Series 2009B1		3.82%		02/08/24	13,000,000	13,000,000
RB (Kaiser Permanente) Series 2009B2		3.45%		01/03/24	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2009B4		3.55%		03/14/24	24,000,000	24,000,000
RB (Kaiser Permanente) Series 2009B5		3.80%		02/14/24	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2009B6		3.80%		02/06/24	27,250,000	27,250,000
Chino Valley USD
GO Bonds Series 2020B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.88%		01/05/24	3,075,000	3,075,000
Chula Vista
M/F Housing Refunding RB (Teresina Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.72%		01/05/24	33,500,000	33,500,000
Contra Costa Water District
Extendible CP		3.38%	03/07/24	09/06/24	11,000,000	11,000,000
East Bay Municipal Utility District
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		3.30%		01/04/24	19,790,000	19,790,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		3.20%		02/05/24	19,000,000	19,000,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		3.40%		02/05/24	6,960,000	6,960,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		3.40%		02/05/24	2,600,000	2,600,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		3.20%		02/08/24	31,200,000	31,200,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		3.20%		02/21/24	16,000,000	16,000,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		3.29%		03/04/24	30,000,000	30,000,000
See financial notes
Schwab Municipal Money Funds | Annual Report19

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		3.30%		03/04/24	20,000,000	20,000,000
Water System Refunding RB Series 2022B2		5.00%		06/01/24	620,000	624,373
Eastern Municipal Water District
Water & Wastewater Refunding RB Series 2018A (LIQ: BANK OF AMERICA NA)	(a)	3.85%		01/02/24	43,730,000	43,730,000
Water & Wastewater Refunding RB Series 2021B (SIFMA Municipal Swap Index + 0.10%)	(c)	3.97%	01/04/24	07/01/24	4,150,000	4,133,808
El Camino CCD
GO Bonds Series 2018B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.89%		01/05/24	8,000,000	8,000,000
Elk Grove USD
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	3.90%		01/02/24	12,430,000	12,430,000
Golden Gate Bridge & Highway District
CP Series A (LIQ: JPMORGAN CHASE BANK NA)		3.35%		02/14/24	30,500,000	30,500,000
Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.93%		01/05/24	12,250,000	12,250,000
Irvine Ranch Water District
Consolidated Refunding Bonds Series 2008A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.51%		01/05/24	1,000,000	1,000,000
GO Refunding Bonds Series 2011A1 (SIFMA Municipal Swap Index + 0.05%)	(c)	3.92%	01/04/24	02/29/24	22,575,000	22,575,000
GO Refunding Bonds Series 2011A2 (SIFMA Municipal Swap Index + 0.05%)	(c)	3.92%	01/04/24	02/29/24	15,400,000	15,400,000
Long Beach Finance Auth
Lease RB Series 2023 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	6,670,000	6,670,000
Long Beach USD
GO Bonds Series C (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		01/05/24	1,360,000	1,360,000
Los Angeles
TRAN 2023		5.00%		06/27/24	127,545,000	128,538,888
Wastewater System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		3.40%		02/01/24	26,100,000	26,100,000
Wastewater System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		3.43%		02/08/24	30,000,000	30,000,000
Wastewater System CP Series A2 (LOC: TORONTO-DOMINION BANK/THE)		3.37%		03/14/24	75,000,000	75,000,000
Wastewater System Sub RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.88%		01/05/24	3,335,000	3,335,000
Los Angeles CCD
GO Refunding Bonds Series 2015A (ESCROW)		5.00%		08/01/24	21,030,000	21,227,152
Los Angeles Cnty
TRAN 2023-2024		5.00%		06/28/24	93,580,000	94,371,570
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series A (LOC: BANK OF MONTREAL)		3.30%		01/17/24	14,000,000	14,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		3.28%		01/04/24	4,000,000	4,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		3.50%		01/04/24	21,000,000	21,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		3.20%		01/16/24	44,750,000	44,750,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		3.20%		01/17/24	4,630,000	4,630,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		3.35%		01/25/24	24,000,000	24,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		3.25%		02/07/24	13,750,000	13,750,000
Lease Revenue CP Series C (LOC: WELLS FARGO BANK NA)		3.25%		02/07/24	49,207,000	49,207,000
See financial notes
20Schwab Municipal Money Funds | Annual Report

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lease Revenue CP Series D (LOC: STATE STREET BANK AND TRUST COMPANY)		3.20%		01/16/24	28,065,000	28,065,000
Lease Revenue CP Series D (LOC: STATE STREET BANK AND TRUST COMPANY)		3.27%		01/18/24	30,000,000	30,000,000
Lease Revenue CP Series D (LOC: STATE STREET BANK AND TRUST COMPANY)		3.25%		02/07/24	5,250,000	5,250,000
Los Angeles Cnty Facilities Inc
Lease RB (Vermont Corridor Cnty Administration Building) Series 2018A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.92%		01/05/24	2,500,000	2,500,000
Lease RB (Vermont Corridor Cnty Administration Building) Series 2018A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		01/05/24	1,670,000	1,670,000
Los Angeles Cnty Metropolitan Transportation Auth
2nd Sub Sales Tax Revenue CP Notes Series ATE (LOC: BANK OF AMERICA NA)		3.27%		02/06/24	14,167,000	14,167,000
2nd Sub Sales Tax Revenue CP Notes Series ATE (LOC: BANK OF AMERICA NA)		3.25%		02/07/24	13,267,000	13,267,000
2nd Sub Sales Tax Revenue CP Notes Series ATE (LOC: BANK OF AMERICA NA)		3.32%		03/04/24	16,666,000	16,666,000
Sr Sales Tax RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.88%		01/05/24	1,400,000	1,400,000
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2021F (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.88%		01/05/24	3,970,000	3,970,000
Los Angeles Dept of Airports
Airport Sub RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.90%		01/05/24	2,860,000	2,860,000
Sr RB Series 2020C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/24	5,300,000	5,300,000
Sr RB Series 2020C & 2022H (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.20%		01/02/24	9,440,000	9,440,000
Sr RB Series 2022G (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	4,975,000	4,975,000
Sr RB Series 2022G (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.92%		01/05/24	2,250,000	2,250,000
Sr RB Series 2022G (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.92%		01/05/24	2,800,000	2,800,000
Sr RB Series 2022G (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.93%		01/05/24	1,500,000	1,500,000
Sr RB Series 2022H (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/24	2,000,000	2,000,000
Sub RB Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.92%		01/05/24	2,200,000	2,200,000
Sub RB Series 2016B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.93%		01/05/24	4,000,000	4,000,000
Sub RB Series 2017A & 2018D (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.92%		01/05/24	11,000,000	11,000,000
Sub RB Series 2017A, 2018A, 2018C, 2019F (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.92%		01/05/24	5,040,000	5,040,000
Sub RB Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	1,690,000	1,690,000
Sub RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.92%		01/05/24	1,670,000	1,670,000
Sub RB Series 2018D (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.92%		01/05/24	5,510,000	5,510,000
Sub RB Series 2018D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.92%		01/05/24	4,000,000	4,000,000
Sub RB Series 2019E (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.88%		01/05/24	3,000,000	3,000,000
Sub RB Series 2019F (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.92%		01/05/24	5,160,000	5,160,000
Sub RB Series 2021D & Sr RB Series 2022G (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.92%		01/05/24	6,450,000	6,450,000
Sub RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.92%		01/05/24	1,940,000	1,940,000
Sub Refunding RB Series 2021A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.95%		01/05/24	5,600,000	5,600,000
Sub Refunding RB Series 2021A & 2016B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.89%		01/05/24	6,380,000	6,380,000
See financial notes
Schwab Municipal Money Funds | Annual Report21

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sub Revenue CP Series A1 (LOC: PNC BANK NA)		3.25%		01/17/24	12,629,000	12,629,000
Sub Revenue CP Series A1 (LOC: PNC BANK NA)		3.20%		02/01/24	13,154,000	13,154,000
Sub Revenue CP Series A2 (LOC: BARCLAYS BANK PLC)		3.25%		02/02/24	16,000,000	16,000,000
Sub Revenue CP Series A3 (LOC: BANK OF AMERICA NA)		3.30%		01/02/24	23,526,000	23,526,000
Sub Revenue CP Series A3 (LOC: BANK OF AMERICA NA)		3.25%		01/16/24	26,274,000	26,274,000
Sub Revenue CP Series B1 (LOC: PNC BANK NA)		3.30%		01/08/24	74,217,000	74,217,000
Sub Revenue CP Series B2 (LOC: BARCLAYS BANK PLC)		3.30%		02/02/24	59,180,000	59,180,000
Sub Revenue CP Series B3 (LOC: BANK OF AMERICA NA)		3.35%		01/02/24	19,495,000	19,495,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B (LIQ: BARCLAYS BANK PLC)	(a)	2.80%		01/05/24	10,000,000	10,000,000
Power System RB Series 2001B3 (LIQ: BARCLAYS BANK PLC)	(a)	3.77%		01/02/24	600,000	600,000
Power System RB Series 2002A (LIQ: BANK OF AMERICA NA)	(a)	3.90%		01/02/24	16,400,000	16,400,000
Power System RB Series 2002A6 (LIQ: BANK OF AMERICA NA)	(a)	3.90%		01/02/24	3,100,000	3,100,000
Power System RB Series 2002A7 (LIQ: BANK OF AMERICA NA)	(a)	3.85%		01/02/24	28,250,000	28,250,000
Power System RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.88%		01/05/24	1,335,000	1,335,000
Power System RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.88%		01/05/24	4,800,000	4,800,000
Power System RB Series 2021A1 (LIQ: ROYAL BANK OF CANADA)	(a)	3.77%		01/02/24	89,020,000	89,020,000
Power System RB Series 2021A2 (LIQ: ROYAL BANK OF CANADA)	(a)	3.90%		01/02/24	40,900,000	40,900,000
Power System RB Series 2021A3 (LIQ: ROYAL BANK OF CANADA)	(a)	3.82%		01/02/24	10,150,000	10,150,000
Power System RB Series 2021C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/24	8,800,000	8,800,000
Power System RB Series 2021C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.88%		01/05/24	3,500,000	3,500,000
Power System RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.89%		01/05/24	5,885,000	5,885,000
Power System RB Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.88%		01/05/24	1,830,000	1,830,000
Power System RB Series 2023C1 (LIQ: TD BANK NA)	(a)	3.90%		01/02/24	90,950,000	90,950,000
Power System RB Series 2023C2 (LIQ: TD BANK NA)	(a)	3.85%		01/02/24	36,800,000	36,800,000
Power System RB Series 2023F2 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.15%		01/02/24	13,090,000	13,090,000
Water System RB Series 2001B2 (LIQ: UBS AG)	(a)	3.64%		01/02/24	14,000,000	14,000,000
Water System RB Series 2001B3 (LIQ: UBS AG)	(a)	2.80%		01/05/24	18,950,000	18,950,000
Water System RB Series 2001B4 (LIQ: BARCLAYS BANK PLC)	(a)	3.90%		01/02/24	100,000	100,000
Water System RB Series 2018A (LIQ: UBS AG)	(b)(c)(d)	3.89%		01/05/24	5,965,000	5,965,000
Water System RB Series 2021A1 (LIQ: TD BANK NA)	(a)	3.85%		01/02/24	43,725,000	43,725,000
Water System RB Series 2021A2 (LIQ: TD BANK NA)	(a)	3.85%		01/02/24	87,320,000	87,320,000
Water System RB Series 2022B (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.89%		01/05/24	6,250,000	6,250,000
Los Angeles Harbor Dept
Refunding RB Series 2016C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.88%		01/05/24	3,000,000	3,000,000
Los Angeles IDA
RB (AAA Packing & Shipping) Series 2000 (LOC: CITY NATIONAL BANK)	(a)	3.62%		01/05/24	1,725,000	1,725,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		3.25%		03/06/24	15,797,000	15,797,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		3.25%		03/06/24	18,860,000	18,860,000
Los Angeles USD
GO Bonds Series 2020C		5.00%		07/01/24	17,410,000	17,555,281
GO Bonds Series 2020RYQ (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.89%		01/05/24	19,570,000	19,570,000
GO Bonds Series 2022QRR (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.87%		01/05/24	4,925,000	4,925,000
See financial notes
22Schwab Municipal Money Funds | Annual Report

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2023QRR (LIQ: CITIBANK NA)	(b)(c)(d)	4.53%		01/05/24	9,625,000	9,625,000
GO Refunding Bonds Series 2014D		5.00%		07/01/24	5,000,000	5,039,840
GO Refunding Bonds Series 2019A		5.00%		07/01/24	2,500,000	2,520,533
Los Rios CCD
GO Bonds Series 2008E		3.00%		08/01/24	5,000,000	4,979,982
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.91%		01/05/24	13,000,000	13,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(a)(b)	3.90%		01/05/24	30,000,000	30,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.90%		01/05/24	10,000,000	10,000,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.96%		01/05/24	61,600,000	61,600,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(a)(b)	3.94%		01/05/24	11,000,000	11,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	3.96%		01/05/24	24,200,000	24,200,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	(a)(b)	3.94%		01/05/24	57,000,000	57,000,000
Orange Cnty Water District
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.20%		01/03/24	12,900,000	12,900,000
Revenue COP Series 2003A (LOC: BANK OF AMERICA NA)	(a)	2.60%		01/05/24	8,615,000	8,615,000
Pasadena
Refunding COP Series 2008A (LOC: BANK OF AMERICA NA)	(a)	2.53%		01/05/24	38,000,000	38,000,000
Pasadena CCD
GO Bonds Series 2023A1 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.89%		01/05/24	9,010,000	9,010,000
Port of Oakland
CP Notes D (LOC: BANK OF AMERICA NA)		3.45%		01/16/24	25,193,000	25,193,000
CP Series A (LOC: BANK OF AMERICA NA)		3.45%		01/16/24	7,342,000	7,342,000
Regents of the University of California
Medical Center Pooled RB Series 2022P (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/24	15,140,000	15,140,000
Riverside
Electric Refunding RB Series 2008A (LOC: BARCLAYS BANK PLC)	(a)	3.00%		01/05/24	865,000	865,000
Water Refunding RB Series 2011A (LOC: PNC BANK NA)	(a)	3.82%		01/02/24	18,050,000	18,050,000
Riverside Cnty
Teeter Plan Obligation Notes Series 2023A		3.88%		10/18/24	27,790,000	27,826,993
TRAN 2023		5.00%		06/28/24	50,850,000	51,263,104
Sacramento Cnty Housing Auth
M/F Housing RB (Logan Park Apts) Series 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.93%		01/05/24	46,090,000	46,090,000
Sacramento Housing Auth
M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.62%		01/05/24	10,050,000	10,050,000
Sacramento Municipal Utility District
CP Series L1 (LOC: BARCLAYS BANK PLC)		3.30%		01/09/24	43,450,000	43,450,000
CP Series L1 (LOC: BARCLAYS BANK PLC)		3.30%		02/06/24	50,000,000	50,000,000
CP Series L1 (LOC: BARCLAYS BANK PLC)		3.25%		02/29/24	28,550,000	28,550,000
See financial notes
Schwab Municipal Money Funds | Annual Report23

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Electric RB Series 2020H (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	2,665,000	2,665,000
Electric RB Series 2020H (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.90%		01/05/24	2,700,000	2,700,000
Sub Electric Refunding RB Series 2023C (LIQ: TD BANK NA)	(a)	3.85%		01/02/24	132,020,000	132,020,000
Sacramento Water Revenue
Water RB Series 2017 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	3,800,000	3,800,000
San Bernardino Cnty Transportation Auth
Sales Tax RB Series 2014A (LIQ: CITIBANK NA)	(b)(c)(d)	3.89%		01/05/24	8,300,000	8,300,000
San Diego Cnty Regional Airport Auth
Sub Airport RB Series 2019B & 2021B (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.93%		01/05/24	7,235,000	7,235,000
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2016A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.83%		01/02/24	3,245,000	3,245,000
Sub Sales Tax Revenue CP Series B (LOC: BANK OF AMERICA NA)		3.45%		04/30/24	38,117,000	38,117,000
San Diego Cnty Water Auth
CP Series 10 (LIQ: BANK OF MONTREAL)		3.37%		02/15/24	10,000,000	10,000,000
CP Series 10 (LIQ: BANK OF MONTREAL)		3.25%		03/01/24	29,300,000	29,300,000
CP Series 10 (LIQ: BANK OF MONTREAL)		3.30%		03/04/24	22,000,000	22,000,000
CP Series 10 (LIQ: BANK OF MONTREAL)		3.28%		03/07/24	29,100,000	29,100,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		3.30%		01/17/24	25,000,000	25,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		3.20%		02/05/24	10,885,000	10,885,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		3.27%		02/07/24	25,000,000	25,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		3.43%		02/09/24	25,000,000	25,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		3.25%		03/01/24	14,115,000	14,115,000
San Diego Housing Auth
M/F Housing RB (Courthouse Commons) Series 2020F (LOC: MIZUHO BANK LTD)	(a)	3.35%		01/05/24	21,750,000	21,750,000
M/F Housing RB (Park & Market Apts) Series 2017A (LOC: BANK OF AMERICA NA)	(a)(b)	3.35%		01/05/24	31,350,000	31,350,000
San Diego Public Facilities Financing Auth
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		3.35%		04/03/24	43,126,000	43,126,000
San Diego USD
GO Bonds Series 2017 & 2019 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		01/05/24	8,000,000	8,000,000
GO Bonds Series 2022 F2		5.00%		07/01/24	3,920,000	3,957,614
GO Bonds Series 2022F2 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.88%		01/05/24	2,000,000	2,000,000
GO Bonds Series 2023A3 (LIQ: CITIBANK NA)	(b)(c)(d)	3.87%		01/05/24	2,450,000	2,450,000
TRAN 2023-2024A		5.00%		06/28/24	20,325,000	20,504,657
San Francisco
COP (49 S. Van Ness) Series 2019A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		01/05/24	3,135,000	3,135,000
Lease Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		3.15%		01/18/24	17,078,000	17,078,000
San Francisco Airport Commission
RB 2nd Series 2016C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	1,975,000	1,975,000
RB 2nd Series 2017B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.92%		01/05/24	17,000,000	17,000,000
RB 2nd Series 2018D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.94%		01/05/24	15,330,000	15,330,000
RB 2nd Series 2019A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.94%		01/05/24	18,755,000	18,755,000
RB 2nd Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.37%		01/02/24	9,500,000	9,500,000
RB 2nd Series 2019A & 2019E & 2022A (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.92%		01/05/24	4,580,000	4,580,000
RB 2nd Series 2019A&E (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.94%		01/05/24	11,350,000	11,350,000
See financial notes
24Schwab Municipal Money Funds | Annual Report

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB 2nd Series 2019A, 2019E, 2018D, 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.94%		01/05/24	69,235,000	69,235,000
RB 2nd Series 2019E, 2019A, 2018D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.94%		01/05/24	43,395,000	43,395,000
RB 2nd Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.94%		01/05/24	10,400,000	10,400,000
Refunding RB 2nd Series 2023C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.94%		01/05/24	13,000,000	13,000,000
Sub CP Notes A2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.50%		02/12/24	100,000,000	100,000,000
Sub CP Notes A6 (LOC: BANK OF AMERICA NA)		3.50%		02/12/24	50,000,000	50,000,000
Sub CP Notes B5 (LOC: BARCLAYS BANK PLC)		3.65%		02/12/24	8,400,000	8,400,000
Sub CP Series A1 (LOC: STATE STREET BANK AND TRUST COMPANY)		3.55%		02/12/24	80,000,000	80,000,000
Sub CP Series A4 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.62%		02/12/24	100,000,000	100,000,000
Sub CP Series B3 (LOC: BARCLAYS BANK PLC)		3.58%		02/12/24	13,500,000	13,500,000
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2020C1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.89%		01/05/24	2,795,000	2,795,000
GO Bonds Series 2022D1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.89%		01/05/24	12,000,000	12,000,000
GO Bonds Series 2022D1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		01/02/24	2,475,000	2,475,000
GO Bonds Series 2022D1 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.90%		01/05/24	3,750,000	3,750,000
GO Bonds Series 2022D1 & 2019B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.88%		01/05/24	2,155,000	2,155,000
San Francisco Finance Corp
Lease Refunding RB Series 20081 (LOC: TD BANK NA)	(a)	2.70%		01/05/24	25,400,000	25,400,000
Lease Refunding RB Series 20082 (LOC: TD BANK NA)	(a)	2.70%		01/05/24	22,150,000	22,150,000
San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: CITIBANK NA)	(a)	2.66%		01/05/24	1,965,000	1,965,000
San Francisco Public Utilities Commission
Wastewater CP Series A6 (LIQ: STATE STREET BANK AND TRUST COMPANY)		3.15%		02/06/24	74,700,000	74,700,000
Wastewater RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.88%		01/05/24	2,130,000	2,130,000
San Francisco Redevelopment Agency
M/F Housing RB (3rd & Mission) Series 1999C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.78%		01/05/24	100,000,000	100,000,000
San Jose
M/F Housing RB (Cinnabar Commons) Series 2003C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.60%		01/05/24	20,300,000	20,300,000
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.94%		01/05/24	695,000	695,000
M/F Housing Refunding RB (Las Ventanas Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.70%		01/05/24	25,900,000	25,900,000
Sub Airport CP Notes Series A1 (LOC: BANK OF AMERICA NA)		3.50%		01/24/24	5,000,000	5,000,000
San Mateo Cnty Jt Powers Financing Auth
Lease RB Series 2007A (LOC: WELLS FARGO BANK NA)	(a)	2.90%		01/05/24	3,740,000	3,740,000
Lease RB Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.89%		01/05/24	9,045,000	9,045,000
San Mateo Cnty Transportation Auth
Sub Sales Tax RB Series 2020A (LOC: BANK OF AMERICA NA)	(a)	2.49%		01/05/24	34,550,000	34,550,000
Sub Sales Tax RB Series 2020B (LOC: BANK OF AMERICA NA)	(a)	3.65%		01/02/24	20,280,000	20,280,000
San Rafael Redevelopment Agency
MF Hsg RB (San Rafael Commons Apts) Ser 2001A (LOC: CITIBANK NA)	(a)	2.97%		01/05/24	1,570,000	1,570,000
See financial notes
Schwab Municipal Money Funds | Annual Report25

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Santa Clara Cnty Housing Auth
M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: US BANK NATIONAL ASSOCIATION)	(a)	2.75%		01/05/24	3,309,000	3,309,000
Santa Cruz Cnty Successor Redevelopment Agency
M/F Housing RB (Shaffer Road Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.93%		01/05/24	21,025,000	21,025,000
Southern California Metropolitan Water District
Sub Water RB Series 2017C (SIFMA Municipal Swap Index + 0.14%)	(c)	4.01%	01/04/24	05/21/24	18,500,000	18,468,812
Sub Water Refunding RB Series 2017D (SIFMA Municipal Swap Index + 0.14%)	(c)	4.01%	01/04/24	05/21/24	4,700,000	4,695,483
Sub Water Refunding RB Series 2017E (SIFMA Municipal Swap Index + 0.14%)	(c)	4.01%	01/04/24	05/21/24	14,930,000	14,903,055
Water RB Series 2017A (LIQ: PNC BANK NA)	(a)	3.87%		01/02/24	23,725,000	23,725,000
Water Refunding RB Series 2016B2 (LIQ: TD BANK NA)	(a)	3.85%		01/02/24	15,250,000	15,250,000
Southern California Public Power Auth
Refunding RB (Canyon Power) Series 2022B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.58%		01/05/24	61,250,000	61,250,000
Refunding RB (Windy Point/Windy Flats) Series 2020-1		5.00%		04/01/24	17,070,000	17,106,871
Univ of California
CP Notes Series 2009A		3.20%		01/11/24	30,000,000	30,000,000
CP Notes Series 2009A		3.15%		01/17/24	15,000,000	15,000,000
CP Notes Series 2009A		3.20%		01/17/24	4,320,000	4,320,000
CP Notes Series 2009A		3.40%		01/18/24	7,000,000	7,000,000
CP Notes Series 2009A		3.20%		01/24/24	25,000,000	25,000,000
CP Notes Series 2009A		3.20%		02/05/24	15,000,000	15,000,000
CP Notes Series 2009A		3.30%		02/07/24	15,000,000	15,000,000
CP Notes Series 2009A		3.39%		02/07/24	45,000,000	45,000,000
CP Notes Series 2009A		3.20%		02/13/24	23,000,000	23,000,000
CP Notes Series 2009A		3.25%		02/14/24	18,000,000	18,000,000
CP Notes Series 2009A		3.28%		02/15/24	6,500,000	6,500,000
CP Notes Series 2009A		3.20%		02/21/24	10,500,000	10,500,000
General RB Series 2018AZ (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.89%		01/05/24	2,000,000	2,000,000
General RB Series 2018AZ (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.88%		01/05/24	2,000,000	2,000,000
General RB Series 2022BK (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.89%		01/05/24	18,500,000	18,500,000
General RB Series 2023BN (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.87%		01/05/24	5,690,000	5,690,000
Limited Project RB Series 2017M (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.00%		01/02/24	6,300,000	6,300,000
Limited Project RB Series 2017M (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.00%		01/02/24	4,705,000	4,705,000
Limited Project RB Series 2018O (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.90%		01/05/24	2,500,000	2,500,000
Limited Project RB Series 2021Q		5.00%		05/15/24	300,000	301,453
Medical Center Pooled RB Series 2016L (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.89%		01/05/24	1,875,000	1,875,000
Medical Center Pooled RB Series 2022P (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.89%		01/05/24	29,430,000	29,430,000
Medical Center Pooled RB Series 2022P (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.88%		01/05/24	2,250,000	2,250,000
Medical Center Pooled RB Series 2022P (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		01/05/24	10,065,000	10,065,000
Ventura USD
GO Bonds Series A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	6,220,000	6,220,000
See financial notes
26Schwab Municipal Money Funds | Annual Report

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Washington Township Health Care District
GO Bonds Series 2015B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	3,800,000	3,800,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: US BANK NATIONAL ASSOCIATION)	(a)	3.85%		01/05/24	3,365,000	3,365,000
						8,051,555,459
Total Municipal Securities (Cost $8,051,555,459)						8,051,555,459
Total Investments in Securities (Cost $8,051,555,459)						8,051,555,459

(a)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,335,862,000 or 16.6% of net assets.

(c)	Variable rate security; rate shown is effective rate at period end.
(d)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
GO —	General obligation
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
USD —	Unified school district
VRDN —	Variable rate demand note

At December 31, 2023, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Municipal Money Funds | Annual Report27

Schwab California Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2023
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$8,051,555,459
Cash		55,412
Receivables:
Fund shares sold		56,260,748
Interest		40,689,133
Prepaid expenses	+	68,701
Total assets		8,148,629,453

Liabilities
Payables:
Investments bought		79,156,943
Fund shares redeemed		15,791,820
Distributions to shareholders		6,962,010
Investment adviser and administrator fees		1,254,681
Shareholder service fees		55,951
Independent trustees’ fees		149
Accrued expenses	+	288,747
Total liabilities		103,510,301
Net assets		$8,045,119,152

Net Assets by Source
Capital received from investors		$8,045,082,263
Total distributable earnings	+	36,889
Net assets		$8,045,119,152

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$2,483,404,315		2,482,798,747		$1.00
Ultra Shares	$5,561,714,837		5,560,333,882		$1.00

See financial notes
28Schwab Municipal Money Funds | Annual Report

Schwab California Municipal Money Fund
Statement of Operations

For the period January 1, 2023 through December 31, 2023
Investment Income
Interest received from securities - unaffiliated		$255,407,564

Expenses
Investment adviser and administrator fees		16,865,349
Shareholder service fees:
Investor Shares		4,120,897
Registration fees		437,095
Portfolio accounting fees		177,297
Custodian fees		122,977
Professional fees		69,874
Independent trustees’ fees		48,634
Shareholder reports		18,341
Transfer agent fees		1,321
Other expenses	+	74,146
Total expenses		21,935,931
Expense reduction	–	931,634
Net expenses	–	21,004,297
Net investment income		234,403,267

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		912,481
Increase in net assets resulting from operations		$235,315,748
See financial notes
Schwab Municipal Money Funds | Annual Report29

Schwab California Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/23-12/31/23		1/1/22-12/31/22
Net investment income		$234,403,267	$59,355,208
Net realized gains	+	912,481	7,694
Increase in net assets from operations		$235,315,748	$59,362,902

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($69,867,142 )	($20,212,511 )
Ultra Shares	+	(165,164,884)	(39,148,424)
Total distributions		($235,032,026 )	($59,360,935 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		3,479,000,275	2,470,121,900
Ultra Shares	+	9,253,572,975	8,449,940,707
Total shares sold		12,732,573,250	10,920,062,607
Shares Reinvested
Investor Shares		52,337,407	15,263,669
Ultra Shares	+	129,002,978	31,087,508
Total shares reinvested		181,340,385	46,351,177
Shares Redeemed
Investor Shares		(3,651,541,397)	(2,104,896,110)
Ultra Shares	+	(9,277,212,685)	(3,803,930,737)
Total shares redeemed		(12,928,754,082)	(5,908,826,847)
Net transactions in fund shares		(14,840,447)	5,057,586,937

NET ASSETS
Beginning of period		$8,059,675,877	$3,002,086,973
Total increase (decrease)	+	(14,556,725)	5,057,588,904
End of period		$8,045,119,152	$8,059,675,877

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
30Schwab Municipal Money Funds | Annual Report

Schwab New York Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.01	0.00 [2]	0.00 [2]	0.01
Net realized and unrealized gains (losses)	0.00 [2]	(0.00)[2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.01	0.00 [2]	0.00 [2]	0.01
Less distributions:
Distributions from net investment income	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Distributions from net realized gains	—	—	(0.00)[2]	(0.00)[2]	—
Total distributions	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.03%	0.92%	0.06%	0.34%	1.18%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34%	0.31%[3,4]	0.12%[4]	0.30%[4,5]	0.35%
Gross operating expenses	0.36%	0.37%[3]	0.38%	0.49%	0.51%
Net investment income (loss)	3.00%	1.05%	0.01%	0.43%	1.16%
Net assets, end of period (x 1,000,000)	$989	$702	$470	$668	$1,466

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[5]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
Schwab Municipal Money Funds | Annual Report31

Schwab New York Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.03	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	(0.00)[3]	0.00 [3]	0.00 [3]
Total from investment operations	0.03	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.03)	(0.01)	(0.00)[3]	(0.00)[3]
Distributions from net realized gains	—	—	(0.00)[3]	(0.00)[3]
Total distributions	(0.03)	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00
Total return	3.19%	1.05%	0.06%	0.02%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%	0.19%[5,6]	0.12%[6]	0.19%[7]
Gross operating expenses	0.21%	0.22%[5]	0.23%	0.22%[7]
Net investment income (loss)	3.13%	1.60%	0.01%	0.03%[7]
Net assets, end of period (x 1,000,000)	$1,394	$1,058	$98	$119

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[7]	Annualized.
See financial notes
32Schwab Municipal Money Funds | Annual Report

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 98.9% OF NET ASSETS
NEW YORK 98.9%
Battery Park City Auth
Jr RB Series 2019D1 (LIQ: TD BANK NA)	(a)	3.75%		01/05/24	3,065,000	3,065,000
Jr RB Series 2019D1 (LIQ: TD BANK NA)	(a)	3.88%		01/05/24	2,555,000	2,555,000
Bethlehem CSD
BAN 2023B		4.75%		07/12/24	2,310,000	2,324,035
Burnt Hills - Ballston Lake CSD
GO BAN Series 2023		4.50%		06/21/24	10,755,487	10,797,648
Cazenovia CSD
GO BAN 2023		4.75%		07/12/24	5,000,000	5,029,352
Cheektowaga-Maryvale UFSD
BAN 2023		5.00%		07/24/24	8,000,000	8,054,594
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.03%		01/05/24	7,910,000	7,910,000
RB (Shaker Pointe at Carondelet) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.03%		01/05/24	9,725,000	9,725,000
Connetquot CSD
TAN 2023-2024		5.00%		06/24/24	8,500,000	8,553,140
Deer Park UFSD
TAN Series 2023-2024		4.75%		06/25/24	2,000,000	2,011,506
East Hampton UFSD
TAN 2023-2024 Series B		4.75%		06/27/24	5,000,000	5,026,149
East Islip UFSD
GO TAN 2023		5.25%		06/27/24	7,000,000	7,041,352
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.03%		01/05/24	10,640,000	10,640,000
Eastport South Manor CSD
TAN 2023-2024		4.75%		06/21/24	3,200,000	3,215,599
Farmingdale NY
BAN 2023B		5.00%		09/26/24	10,000,000	10,091,750
Harborfields CSD
TAN 2023-2024		4.75%		06/21/24	2,000,000	2,010,284
See financial notes
Schwab Municipal Money Funds | Annual Report33

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hauppauge UFSD
TAN 2023-2024		5.00%		06/25/24	3,000,000	3,019,294
Hudson Yards Infrastructure
2nd Indenture RB Fiscal 2017 Series A (LIQ: CITIBANK NA)	(b)(c)(d)	3.89%		01/05/24	15,000,000	15,000,000
2nd Indenture RB Fiscal 2017 Series A (LIQ: CITIBANK NA)	(b)(c)(d)	3.90%		01/05/24	12,500,000	12,500,000
Islip UFSD
TAN 2023-2024		5.25%		06/21/24	20,000,000	20,112,790
Lancaster CSD
BAN 2023		5.00%		06/07/24	20,000,000	20,106,674
Lancaster IDA
Civic Facility RB (GreenField Manor) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.68%		01/05/24	9,100,000	9,100,000
IDRB (Sealing Devices) Series 2007 (LOC: HSBC BANK USA NA)	(a)	3.94%		01/05/24	815,000	815,000
IDRB (Sealing Devices) Series 2016 (LOC: HSBC BANK USA NA)	(a)	3.92%		01/05/24	2,510,000	2,510,000
Lindenhurst Union Free SD
TAN 2023-2024		5.00%		06/24/24	4,500,000	4,528,545
Massapequa UFSD
TAN 2023-2024		5.25%		06/21/24	5,000,000	5,029,486
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008A-1 (LOC: TD BANK NA)	(a)	4.00%		01/02/24	52,875,000	52,875,000
Dedicated Tax Fund Refunding Bonds Series 2008A-2A (LOC: TD BANK NA)	(a)	4.00%		01/02/24	6,535,000	6,535,000
Transportation RB Series 2005D2 (LOC: BANK OF MONTREAL)	(a)	4.10%		01/02/24	26,510,000	26,510,000
Transportation RB Series 2015E3 (LOC: BANK OF AMERICA NA)	(a)	4.00%		01/02/24	9,485,000	9,485,000
Transportation Refunding RB Series 2012G4 (LOC: BANK OF MONTREAL)	(a)	4.10%		01/02/24	9,355,000	9,355,000
Middle Country CSD
TAN 2023-2024		5.00%		06/24/24	20,000,000	20,136,648
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.03%		01/05/24	7,100,000	7,100,000
Mount Kisco
BAN 2023A		4.50%		06/02/24	9,500,000	9,543,478
New York City
GO Bonds Fiscal 2006 Series I5 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%	01/04/24	01/05/24	5,500,000	5,500,000
GO Bonds Fiscal 2006 Series I-8 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.00%		01/02/24	1,615,000	1,615,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D3A (LIQ: BANK OF NEW YORK MELLON/THE)	(a)	4.07%		01/02/24	3,895,000	3,895,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	1,900,000	1,900,000
GO Bonds Fiscal 2012 Series G6 (LOC: MIZUHO BANK LTD)	(a)	3.75%		01/02/24	9,400,000	9,400,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	(a)	4.00%		01/02/24	6,180,000	6,180,000
GO Bonds Fiscal 2013 Series F3 (LIQ: BANK OF AMERICA NA)	(a)	4.00%		01/02/24	16,975,000	16,975,000
GO Bonds Fiscal 2014 Series D4 (LOC: TD BANK NA)	(a)	4.00%		01/02/24	2,620,000	2,620,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	7,830,000	7,830,000
GO Bonds Fiscal 2017 Series A6 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.00%		01/02/24	480,000	480,000
GO Bonds Fiscal 2018 Series B4 (LIQ: BARCLAYS BANK PLC)	(a)	4.10%		01/02/24	2,185,000	2,185,000
See financial notes
34Schwab Municipal Money Funds | Annual Report

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2018 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	6,850,000	6,850,000
GO Bonds Fiscal 2018 Series E4 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.10%		01/02/24	6,550,000	6,550,000
GO Bonds Fiscal 2018 Series E5 (LOC: TD BANK NA)	(a)	4.00%		01/02/24	5,300,000	5,300,000
GO Bonds Fiscal 2018 Series F1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	2,515,000	2,515,000
GO Bonds Fiscal 2019 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.10%		01/02/24	2,985,000	2,985,000
GO Bonds Fiscal 2020 Series D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	8,650,000	8,650,000
GO Bonds Fiscal 2021 Series F1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	1,875,000	1,875,000
GO Bonds Fiscal 2022 Series D1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	3,485,000	3,485,000
GO Bonds Fiscal 2022 Series D3 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.00%		01/02/24	23,980,000	23,980,000
GO Bonds Fiscal 2022 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.00%		01/02/24	18,100,000	18,100,000
GO Bonds Fiscal 2023 Series A1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	13,500,000	13,500,000
GO Bonds Fiscal 2023 Series B1 (LIQ: CITIBANK NA)	(b)(c)(d)	3.90%		01/05/24	1,875,000	1,875,000
GO Bonds Fiscal 2023 Series B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	900,000	900,000
GO Bonds Fiscal 2023 Series E1 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	5,800,000	5,800,000
GO Bonds Fiscal 2024 Series A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.90%		01/05/24	2,000,000	2,000,000
New York City Housing Development Corp
M/F Housing RB (90 West St) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.85%		01/05/24	1,000,000	1,000,000
M/F Housing RB (Atlantic Court Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.91%		01/05/24	35,000,000	35,000,000
M/F Housing RB Series 2018L2 (LIQ: TD BANK NA)	(a)	3.75%		01/05/24	600,000	600,000
M/F Housing RB Series 2021F3 (LIQ: BARCLAYS BANK PLC)	(a)	3.80%		01/05/24	7,150,000	7,150,000
M/F Housing RB Series 2022C3 (LIQ: BARCLAYS BANK PLC)	(a)	3.85%		01/05/24	3,900,000	3,900,000
M/F Housing RB Series 2022F3 (LIQ: UBS AG)	(a)	3.85%		01/05/24	69,865,000	69,865,000
M/F Housing RB Series 2023 E1A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.55%		01/05/24	4,000,000	4,000,000
M/F Housing RB Series 2023B2 (LIQ: TD BANK NA)	(a)	3.85%		01/05/24	22,300,000	22,300,000
M/F Housing RB Series 2023E3 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.90%		01/05/24	8,000,000	8,000,000
M/F Mortgage RB (201 Pearl St) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.97%		01/05/24	1,100,000	1,100,000
M/F Mortgage RB (East Clarke Place Associates) Series 2005A (LOC: JPMORGAN CHASE BANK NA)	(a)	4.00%		01/05/24	1,430,000	1,430,000
M/F Mortgage RB (Granville Payne Apts) Series 2006A (LOC: CITIBANK NA)	(a)	3.77%		01/05/24	5,160,000	5,160,000
M/F Mortgage RB (State Renaissance Court) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.79%		01/05/24	6,125,000	6,125,000
M/F Mortgage RB (West 26th Street) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.95%		01/05/24	17,525,000	17,525,000
M/F Rental Housing RB (Related - W 89th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.90%		01/05/24	10,700,000	10,700,000
M/F Rental Housing RB (Sierra Development) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.91%		01/05/24	11,000,000	11,000,000
M/F Rental Housing RB (Westport) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.91%		01/05/24	9,000,000	9,000,000
See financial notes
Schwab Municipal Money Funds | Annual Report35

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2007 Series CC2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.95%		01/02/24	6,190,000	6,190,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series FF1 (LIQ: BANK OF AMERICA NA)	(a)	4.00%		01/02/24	3,450,000	3,450,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series AA2 (LIQ: BARCLAYS BANK PLC)	(a)	3.80%		01/05/24	6,000,000	6,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA (LIQ: MIZUHO BANK LTD)	(a)	4.00%		01/02/24	800,000	800,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA3 (LIQ: TD BANK NA)	(a)	4.00%		01/02/24	8,300,000	8,300,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.00%		01/02/24	32,425,000	32,425,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA6 (LIQ: MIZUHO BANK LTD)	(a)	4.05%		01/02/24	10,330,000	10,330,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB1 (LIQ: BANK OF AMERICA NA)	(a)	4.00%		01/02/24	6,300,000	6,300,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4 (LIQ: BARCLAYS BANK PLC)	(a)	4.10%		01/02/24	9,565,000	9,565,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.05%		01/02/24	9,700,000	9,700,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD Fiscal 2018 Series BB1&CC1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	9,995,000	9,995,000
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series DD1 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		01/05/24	1,665,000	1,665,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	2,665,000	2,665,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	3,315,000	3,315,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	3,165,000	3,165,000
Water & Sewer System 2nd Resolution RB Fiscal 2022 & 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	8,000,000	8,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series CC1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	3,345,000	3,345,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		01/05/24	1,875,000	1,875,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA3 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		01/05/24	1,875,000	1,875,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series BB1 (LIQ: MIZUHO BANK LTD)	(a)	4.10%		01/02/24	1,325,000	1,325,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series CC (LIQ: BARCLAYS BANK PLC)	(a)	4.10%		01/02/24	24,925,000	24,925,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.89%		01/05/24	2,500,000	2,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD & 2020 Series BB (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.90%		01/05/24	2,030,000	2,030,000
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	8,750,000	8,750,000
See financial notes
36Schwab Municipal Money Funds | Annual Report

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	1,700,000	1,700,000
Water & Sewer System RB Fiscal 2008 Series BB3&BB4 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.10%		01/02/24	9,135,000	9,135,000
Water & Sewer System RB Fiscal 2010 Series CC (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.00%		01/02/24	2,785,000	2,785,000
Water & Sewer System RB Fiscal 2011 Series DD1 (LIQ: TD BANK NA)	(a)	4.00%		01/02/24	3,460,000	3,460,000
Water & Sewer System RB Fiscal 2015 Series BB2 (LIQ: MIZUHO BANK LTD)	(a)	4.00%		01/02/24	2,000,000	2,000,000
Water & Sewer System RB Fiscal 2016 Series AA3 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.10%		01/02/24	3,375,000	3,375,000
Water & Sewer System RB Fiscal 2017 Series BB1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.00%		01/02/24	4,200,000	4,200,000
Water & Sewer System RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	1,000,000	1,000,000
Water & Sewer System RB Fiscal 2021 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	3,615,000	3,615,000
Water & Sewer System RB Fiscal 2023 Series AA3 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	5,600,000	5,600,000
Water & Sewer System RB Fiscal 2023 Series BB2 (LIQ: MIZUHO BANK LTD)	(a)	4.00%		01/02/24	22,485,000	22,485,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2021 Series S1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	6,450,000	6,450,000
Future Tax Secured Sub Bonds Fiscal 2014 Series D3 (LIQ: MIZUHO BANK LTD)	(a)	4.05%		01/02/24	4,900,000	4,900,000
Future Tax Secured Sub Bonds Fiscal 2015 Series E3 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.10%		01/02/24	1,400,000	1,400,000
Future Tax Secured Sub Bonds Fiscal 2015 Series E4 (LIQ: BANK OF AMERICA NA)	(a)	4.00%		01/02/24	7,000,000	7,000,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E1		5.00%		02/01/24	100,000	100,072
Future Tax Secured Sub Bonds Fiscal 2016 Series E4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.10%		01/02/24	400,000	400,000
Future Tax Secured Sub Bonds Fiscal 2017 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.22%		01/02/24	985,000	985,000
Future Tax Secured Sub Bonds Fiscal 2019 Series A4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.10%		01/02/24	6,560,000	6,560,000
Future Tax Secured Sub Bonds Fiscal 2019 Series B4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.10%		01/02/24	3,600,000	3,600,000
Future Tax Secured Sub Bonds Fiscal 2022 Series C1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	3,000,000	3,000,000
Future Tax Secured Sub Bonds Fiscal 2022 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	900,000	900,000
Future Tax Secured Sub Bonds Fiscal 2023 Series A2 (LIQ: UBS AG)	(a)	4.00%		01/02/24	18,395,000	18,395,000
Future Tax Secured Sub Bonds Fiscal 2023 Series A3 (LIQ: BANK OF NEW YORK MELLON/THE)	(a)	4.07%		01/02/24	2,200,000	2,200,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	1,970,000	1,970,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		01/05/24	2,400,000	2,400,000
See financial notes
Schwab Municipal Money Funds | Annual Report37

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	8,190,000	8,190,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	2,700,000	2,700,000
Future Tax Secured Sub Bonds Fiscal 2024 Series B (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		01/05/24	7,605,000	7,605,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	2,755,000	2,755,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	3,750,000	3,750,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.89%		01/05/24	3,475,000	3,475,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.15%)	(b)(c)(d)	4.02%	01/04/24	01/25/24	8,000,000	8,000,000
Future Tax Secured Sub Bonds Fiscal Series 2022B1 & 2021E1 & 2023F1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	15,300,000	15,300,000
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B1 (SIFMA Municipal Swap Index + 0.04%)	(c)	3.91%	01/04/24	07/15/24	12,560,000	12,560,000
Refunding RB (American Museum of Natural History) Series 2014B2 (SIFMA Municipal Swap Index + 0.04%)	(c)	3.91%	01/04/24	04/29/24	9,900,000	9,900,000
New York Power Auth
Green Transmission RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	6,665,000	6,665,000
New York State Dormitory Auth
NYC Court Facilities Lease RB Series 2005B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%	01/04/24	01/05/24	19,000,000	19,000,000
RB (Catholic Health System) Series 2019B (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.80%		01/05/24	34,000,000	34,000,000
RB (Memorial Sloan-Kettering Cancer Center) Series 20221A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.17%)	(b)(c)(d)	4.04%	01/04/24	01/11/24	17,400,000	17,400,000
RB (Memorial Sloan-Kettering Cancer Center) Series 20221B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	5,215,000	5,215,000
RB (Northwell Health) Series 2022A (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.92%		01/05/24	2,665,000	2,665,000
RB (NYU Langone Hospitals) Series 2020A (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	705,000	705,000
State Personal Income Tax RB Series 2017B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	13,280,000	13,280,000
State Personal Income Tax RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.89%		01/05/24	7,000,000	7,000,000
State Personal Income Tax RB Series 2019A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	3,330,000	3,330,000
State Personal Income Tax RB Series 2020A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	1,680,000	1,680,000
State Personal Income Tax RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	2,000,000	2,000,000
State Personal Income Tax RB Series 2020A & 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	1,725,000	1,725,000
State Personal Income Tax RB Series 2020A 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	490,000	490,000
See financial notes
38Schwab Municipal Money Funds | Annual Report

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2021A (LIQ: CITIBANK NA)	(b)(c)(d)	3.89%		01/05/24	4,000,000	4,000,000
State Personal Income Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	8,870,000	8,870,000
State Personal Income Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	8,000,000	8,000,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.90%		01/05/24	2,035,000	2,035,000
State Personal Income Tax RB Series 2022A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	5,625,000	5,625,000
State Sales Tax RB Series 2018C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	6,970,000	6,970,000
State Sales Tax RB Series 2018E (LIQ: CITIBANK NA)	(b)(c)(d)	3.89%		01/05/24	3,785,000	3,785,000
State Sales Tax RB Series 2018E (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	2,350,000	2,350,000
State Sales Tax RB Series 2018E (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.89%		01/05/24	17,600,000	17,600,000
State Sales Tax RB Series 2018E (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		01/05/24	2,125,000	2,125,000
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A3 (LOC: MIZUHO BANK LTD)	(a)	3.80%		01/05/24	5,700,000	5,700,000
Facilities RB (Consolidated Edison) Series 2010A3 (LOC: BANK OF NOVA SCOTIA)	(a)	3.83%		01/05/24	48,100,000	48,100,000
New York State Environmental Facilities Corp
State Revolving Funds RB Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	2,670,000	2,670,000
State Revolving Funds RB Series 2022B (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.90%		01/05/24	3,565,000	3,565,000
New York State HFA
Housing RB (100 Maiden Lane) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.75%		01/05/24	5,500,000	5,500,000
Housing RB (1500 Lexington Ave) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.78%		01/05/24	16,700,000	16,700,000
Housing RB (160 Madison Ave ) Series 2013A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.75%		01/02/24	8,970,000	8,970,000
Housing RB (250 W 50th Street) 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.91%		01/05/24	8,900,000	8,900,000
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.82%		01/05/24	32,975,000	32,975,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.90%		01/05/24	24,000,000	24,000,000
Housing RB (360 W 43rd St) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.90%		01/05/24	11,100,000	11,100,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.90%		01/05/24	18,900,000	18,900,000
Housing RB (39th Street Associates) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.91%		01/05/24	22,200,000	22,200,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.00%		01/05/24	47,175,000	47,175,000
Housing RB (600 W 42nd Street) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.79%		01/05/24	15,500,000	15,500,000
Housing RB (750 6th Ave) Series 1998A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.95%		01/05/24	2,000,000	2,000,000
Housing RB (8 East 102nd St) Series 2010A (LOC: TD BANK NA)	(a)	3.73%		01/05/24	5,150,000	5,150,000
See financial notes
Schwab Municipal Money Funds | Annual Report39

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Housing RB (Clinton Green North) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.90%		01/05/24	38,145,000	38,145,000
Housing RB (East 84th St) Series 1995A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.91%		01/05/24	31,400,000	31,400,000
Housing RB (Grace Towers) Series 2007A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.91%		01/05/24	11,530,000	11,530,000
Housing RB (Historic Front St) Series 2003A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.82%		01/05/24	2,100,000	2,100,000
Housing RB (McCarthy Manor Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.79%		01/05/24	3,655,000	3,655,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.90%		01/05/24	11,700,000	11,700,000
Housing RB (Tribeca Park) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.90%		01/05/24	13,200,000	13,200,000
Housing RB (W 17th St) Series 2009A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.75%		01/05/24	575,000	575,000
Housing RB (W. 23rd St.) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.79%		01/05/24	13,000,000	13,000,000
Housing RB (West Village Apts) Series 2008A (LOC: CITIBANK NA)	(a)	3.78%		01/05/24	4,900,000	4,900,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 210 (LIQ: BARCLAYS BANK PLC)	(a)	3.90%		01/05/24	4,970,000	4,970,000
Homeowner Mortgage RB Series 236 (LIQ: UBS AG)	(a)	3.83%		01/05/24	31,180,000	31,180,000
New York State Power Auth
CP Series 2		3.72%		01/04/24	17,368,000	17,368,000
CP Series 2		3.75%		01/09/24	11,400,000	11,400,000
CP Series 2		4.00%		02/06/24	15,000,000	15,000,000
CP Series 2		3.90%		02/07/24	22,124,000	22,124,000
CP Series 2		3.65%		03/05/24	3,000,000	3,000,000
CP Series 2		3.67%		03/07/24	10,720,588	10,720,588
RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	14,770,000	14,770,000
RB Series 2020A (LIQ: CITIBANK NA)	(b)(c)(d)	3.90%		01/05/24	1,500,000	1,500,000
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	790,000	790,000
State Personal Income Tax RB Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	8,545,000	8,545,000
State Personal Income Tax RB Series 2021A1, 2022A, 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	29,225,000	29,225,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.90%		01/05/24	5,500,000	5,500,000
State Personal Income Tax RB Series 2022C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	9,000,000	9,000,000
State Personal Income Tax RB Series 2022C (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.92%		01/05/24	2,150,000	2,150,000
See financial notes
40Schwab Municipal Money Funds | Annual Report

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State Urban Development Corp
State Personal Income Tax RB Series 2020C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	3,390,000	3,390,000
State Personal Income Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	7,190,000	7,190,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.90%		01/05/24	8,000,000	8,000,000
State Personal Income Tax RB Series 2022A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.90%		01/05/24	3,880,000	3,880,000
State Sales Tax RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	1,825,000	1,825,000
State Sales Tax RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	4,000,000	4,000,000
State Sales Tax RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	25,000,000	25,000,000
State Sales Tax RB Series 2023A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.15%)	(b)(c)(d)	4.02%	01/04/24	02/01/24	24,465,000	24,465,000
State Sales Tax RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		01/05/24	5,000,000	5,000,000
North Hempstead
GO BAN 2023B		4.50%		09/20/24	7,000,000	7,032,706
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.92%		01/05/24	14,200,000	14,200,000
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.92%		01/05/24	2,700,000	2,700,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.91%		01/05/24	40,000,000	40,000,000
Onondaga Cnty IDA
IDRB (G.A. Braun Inc) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.17%		01/05/24	4,390,000	4,390,000
Port Auth of New York & New Jersey
Consolidated Bonds 177th Series (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.94%		01/05/24	1,700,000	1,700,000
Consolidated Bonds 200th Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	1,875,000	1,875,000
Consolidated Bonds 206th Series (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.91%		01/05/24	2,000,000	2,000,000
Consolidated Bonds 207th Series		5.00%		09/15/24	350,000	353,468
Consolidated Bonds 218th Series (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.38%		01/02/24	3,930,000	3,930,000
Consolidated Bonds 218th Series (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.94%		01/05/24	1,745,000	1,745,000
Consolidated Bonds 221st & 223rd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.93%		01/05/24	5,040,000	5,040,000
Consolidated Bonds 221st Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.93%		01/05/24	6,815,000	6,815,000
Consolidated Bonds 221st Series (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.94%		01/05/24	1,310,000	1,310,000
Consolidated Bonds 232nd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.93%		01/05/24	640,000	640,000
Consolidated Bonds 236th & 223rd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.93%		01/05/24	2,855,000	2,855,000
Consolidated Bonds 236th Series (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.93%		01/05/24	7,600,000	7,600,000
Consolidated Bonds 241st Series (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	1,400,000	1,400,000
Consolidated Bonds 242nd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.93%		01/05/24	2,400,000	2,400,000
Consolidated Bonds 242nd Series (LIQ: CITIBANK NA)	(b)(c)(d)	3.90%		01/05/24	7,500,000	7,500,000
Rensselaer Cnty IDA
Civic Facility RB (Sage Colleges) Series 2002A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.03%		01/05/24	2,500,000	2,500,000
See financial notes
Schwab Municipal Money Funds | Annual Report41

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rondout Valley CSD
GO BAN Series 2023A		4.50%		06/27/24	10,000,000	10,050,005
Sachem Central SD
TAN 2023-2024		4.75%		06/21/24	8,000,000	8,042,628
Scotia-Glenville CSD
GO BAN 2023		4.75%		06/28/24	12,770,000	12,836,510
South Country CSD
TAN 2023-2024		5.00%		05/30/24	6,000,000	6,032,307
South Huntington UFSD
TAN 2023-2024		5.00%		06/24/24	3,500,000	3,521,894
Sweet Home CSD
BAN Series 2023		4.75%		06/27/24	10,000,000	10,052,712
Syosset CSD
TAN 2023		5.00%		06/25/24	7,000,000	7,048,102
Triborough Bridge & Tunnel Auth
General RB Series 2001C (LOC: BARCLAYS BANK PLC)	(a)	4.10%		01/02/24	400,000	400,000
General RB Series 2005A (LOC: BARCLAYS BANK PLC)	(a)	3.80%		01/05/24	6,200,000	6,200,000
General RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	1,250,000	1,250,000
General RB Series 2019A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	3,305,000	3,305,000
General RB Series 2019C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	4,750,000	4,750,000
General RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	4,800,000	4,800,000
General RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	1,665,000	1,665,000
General RB Series 2021A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.90%		01/05/24	2,750,000	2,750,000
General RB Series 2021A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.90%		01/05/24	8,815,000	8,815,000
General RB Series 2022A 2023B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	8,225,000	8,225,000
General RB Series 2023B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	12,965,000	12,965,000
General RB Series 2023B1 & 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	1,925,000	1,925,000
General Refunding RB Series 2005B3 (LOC: BANK OF AMERICA NA)	(a)	4.00%		01/02/24	10,000,000	10,000,000
General Refunding RB Series 2005B4A (LOC: TD BANK NA)	(a)	4.00%		01/02/24	8,700,000	8,700,000
Payroll Mobility Tax Sr Lien Bonds Series 2021B1 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	2,665,000	2,665,000
Payroll Mobility Tax Sr Lien Bonds Series 2022A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	4,050,000	4,050,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	1,040,000	1,040,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	345,000	345,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.90%		01/05/24	3,000,000	3,000,000
Payroll Mobility Tax Sr Lien Bonds Series 2022D2 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	1,875,000	1,875,000
Payroll Mobility Tax Sr Lien Bonds Series 2022D2 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	8,610,000	8,610,000
Payroll Mobility Tax Sr Lien Bonds Series 2022D2 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	4,555,000	4,555,000
Payroll Mobility Tax Sr Lien Bonds Series 2022D2 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		01/05/24	3,840,000	3,840,000
See financial notes
42Schwab Municipal Money Funds | Annual Report

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Payroll Mobility Tax Sr Lien Refunding RB Series 2023C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	4,025,000	4,025,000
Payroll Mobility Tax Sr. Lien Bonds Series 2021A1 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.90%		01/05/24	10,380,000	10,380,000
Payroll Mobility Tax Sr. Lien Bonds Series 2022A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.15%)	(b)(c)(d)	4.02%	01/04/24	02/07/24	22,390,000	22,390,000
Payroll Mobility Tax Sr. Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	2,670,000	2,670,000
Payroll Mobility Tax Sr. Lien Bonds Series 2022D2 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	4,100,000	4,100,000
Sales Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	13,000,000	13,000,000
Sales Tax RB Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	23,290,000	23,290,000
Sales Tax RB Series 2023A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.14%)	(b)(c)(d)	4.01%	01/04/24	01/05/24	31,000,000	31,000,000
Sales Tax RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		01/05/24	19,715,000	19,715,000
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.68%		01/05/24	555,000	555,000
West Babylon UFSD
TAN 2023-2024		4.75%		06/21/24	3,000,000	3,016,598
						2,356,876,914
Total Municipal Securities (Cost $2,356,876,914)						2,356,876,914
Total Investments in Securities (Cost $2,356,876,914)						2,356,876,914

(a)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $873,670,000 or 36.7% of net assets.

(c)	Variable rate security; rate shown is effective rate at period end.
(d)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

BAN —	Bond anticipation note
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TAN —	Tax anticipation note
TOB —	Tender option bond
UFSD —	Union free school district
VRDN —	Variable rate demand note
See financial notes
Schwab Municipal Money Funds | Annual Report43

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

At December 31, 2023, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
44Schwab Municipal Money Funds | Annual Report

Schwab New York Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2023
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$2,356,876,914
Cash		476,259
Receivables:
Fund shares sold		24,461,013
Interest		14,230,505
Prepaid expenses	+	45,292
Total assets		2,396,089,983

Liabilities
Payables:
Fund shares redeemed		8,248,909
Distributions to shareholders		2,193,447
Investments bought		1,685,510
Investment adviser and administrator fees		305,852
Shareholder service fees		19,803
Independent trustees’ fees		130
Accrued expenses	+	193,334
Total liabilities		12,646,985
Net assets		$2,383,442,998

Net Assets by Source
Capital received from investors		$2,383,449,165
Total distributable loss	+	(6,167)
Net assets		$2,383,442,998

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$988,970,413		988,780,676		$1.00
Ultra Shares	$1,394,472,585		1,394,213,097		$1.00

See financial notes
Schwab Municipal Money Funds | Annual Report45

Schwab New York Municipal Money Fund
Statement of Operations

For the period January 1, 2023 through December 31, 2023
Investment Income
Interest received from securities - unaffiliated		$70,871,021

Expenses
Investment adviser and administrator fees		4,035,476
Shareholder service fees:
Investor Shares		1,293,153
Registration fees		236,233
Portfolio accounting fees		101,744
Custodian fees		58,410
Independent trustees’ fees		40,849
Professional fees		36,365
Shareholder reports		9,282
Transfer agent fees		1,320
Other expenses	+	34,903
Total expenses		5,847,735
Expense reduction	–	498,591
Net expenses	–	5,349,144
Net investment income		65,521,877

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		32,681
Increase in net assets resulting from operations		$65,554,558
See financial notes
46Schwab Municipal Money Funds | Annual Report

Schwab New York Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/23-12/31/23		1/1/22-12/31/22
Net investment income		$65,521,877	$12,726,573
Net realized gains (losses)	+	32,681	(39,267)
Increase in net assets from operations		$65,554,558	$12,687,306

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($25,905,622 )	($5,256,925 )
Ultra Shares	+	(39,615,836)	(7,469,810)
Total distributions		($65,521,458 )	($12,726,735 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		1,490,519,963	680,580,405
Ultra Shares	+	2,918,814,507	1,793,692,043
Total shares sold		4,409,334,470	2,474,272,448
Shares Reinvested
Investor Shares		20,861,277	4,441,839
Ultra Shares	+	31,572,272	5,592,146
Total shares reinvested		52,433,549	10,033,985
Shares Redeemed
Investor Shares		(1,224,542,428)	(452,849,124)
Ultra Shares	+	(2,613,427,831)	(839,644,803)
Total shares redeemed		(3,837,970,259)	(1,292,493,927)
Net transactions in fund shares		623,797,760	1,191,812,506

NET ASSETS
Beginning of period		$1,759,612,138	$567,839,061
Total increase	+	623,830,860	1,191,773,077
End of period		$2,383,442,998	$1,759,612,138

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Municipal Money Funds | Annual Report47

Schwab Municipal Money Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund each offer two share classes: Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
48Schwab Municipal Money Funds | Annual Report

Schwab Municipal Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2023, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery and When-Issued Transactions: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
Schwab Municipal Money Funds | Annual Report49

Schwab Municipal Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the U.S. Securities and Exchange Commission (SEC) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.
On July 12, 2023, the SEC adopted amendments to the rules that govern money market funds under the 1940 Act (the “new rules”). The new rules are in response to stresses in fixed income markets at the onset of the COVID-19 pandemic in March 2020. Along with amendments related to liquidity thresholds, redemption fees and the removal of redemption gates, there are amendments that add reporting requirements for money market funds on Form N-CR and Form N-MFP. There are various compliance dates for the new rules with the compliance date for the new reporting requirements on Form N-CR and Form N-MFP set for June 11, 2024.  Schwab Money Funds have met the first set of compliance deadlines and are well prepared to meet those that are upcoming.
50Schwab Municipal Money Funds | Annual Report

Schwab Municipal Money Funds
Financial Notes (continued)

 3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	SCHWAB CALIFORNIA MUNICIPAL MONEY FUND	SCHWAB NEW YORK MUNICIPAL MONEY FUND
% of total assets in securities with credit enhancements or liquidity enhancements	77%	86%
% of total assets in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution	12%	11%
	(Bank of America NA)	(Federal National Mortgage Association)
(JPMorgan Chase Bank NA)
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit "LOC," guaranty "GTY" and/or liquidity agreement "LIQ," respectively, along with the institution providing the enhancement.

4. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and a fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also could be low or even negative. In addition, a fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates
Schwab Municipal Money Funds | Annual Report51

Schwab Municipal Money Funds
Financial Notes (continued)

4. Risk Factors (continued):
may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause a fund to lose money or underperform. A fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Government Securities Risk. U.S. government securities include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
State Risk. Schwab New York Municipal Money Fund and Schwab California Municipal Money Fund invest primarily in securities issued by the state of New York and its municipalities and the state of California and its municipalities, respectively. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of a fund’s portfolio. Further, a fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain New York and California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the states of New York and California and/or their municipalities. The possibility exists that a
52Schwab Municipal Money Funds | Annual Report

Schwab Municipal Money Funds
Financial Notes (continued)

4. Risk Factors (continued):
natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Regulation Risk. The SEC and other regulatory agencies continue to review the regulation of money market funds. As of the date of this shareholder report, the SEC has proposed amendments to the rules that govern money market funds. These proposed amendments, if implemented, may affect the fund’s investment strategies, performance, yield, expenses, operations and continued viability.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment advisor and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Schwab Municipal Money Funds | Annual Report53

Schwab Municipal Money Funds
Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
SHAREHOLDER SERVICING FEE
Investor Shares	0.15%
Ultra Shares	n/a
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with each fund, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) as follows:
	SCHWAB CALIFORNIA MUNICIPAL MONEY FUND	SCHWAB NEW YORK MUNICIPAL MONEY FUND
Investor Shares	0.34%	0.34%
Ultra Shares	0.19%	0.19%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2023, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab California Municipal Money Fund	$191,572,327	$346,161,718	$0
Schwab New York Municipal Money Fund	50,421,449	98,906,032	0

Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
54Schwab Municipal Money Funds | Annual Report

Schwab Municipal Money Funds
Financial Notes (continued)

 7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 28, 2023. On September 28, 2023, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 28, 2023. On September 28, 2023, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
As of December 31, 2023, the tax basis cost of the funds’ investments were as follows:
TAX COST
Schwab California Municipal Money Fund	$8,051,555,459
Schwab New York Municipal Money Fund	2,356,876,914

As of December 31, 2023, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED TAX-EXEMPT INCOME	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab California Municipal Money Fund	$36,889	$—	$36,889
Schwab New York Municipal Money Fund	419	(6,586)	(6,167)
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2023, the funds had capital loss carryforwards as follows:

Schwab California Municipal Money Fund	$—
Schwab New York Municipal Money Fund	6,586
For the fiscal year ended December 31, 2023, the funds had capital loss carryforwards utilized as follows:

Schwab California Municipal Money Fund	$—
Schwab New York Municipal Money Fund	32,681
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS			PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab California Municipal Money Fund	$218,781,408	$16,250,618	$—	$52,643,749	$6,711,459	$5,727
Schwab New York Municipal Money Fund	63,687,403	1,834,055	—	12,350,475	376,260	—
Schwab Municipal Money Funds | Annual Report55

Schwab Municipal Money Funds
Financial Notes (continued)

8. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended December 31, 2023, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
56Schwab Municipal Money Funds | Annual Report

Schwab Municipal Money Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (the “Funds”), two of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting The Charles Schwab Family of Funds as of December 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 16, 2024
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Municipal Money Funds | Annual Report57

Schwab Municipal Money Funds
Other Federal Tax Information (unaudited)

The funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends under Internal Revenue Code section 852(b)(5) for the fiscal year ended December 31, 2023:

Schwab California Municipal Money Fund	93.35%
Schwab New York Municipal Money Fund	97.20%
Under section 852(b)(3)(C) of the Internal Revenue Code, the funds designate the following amounts as long-term capital gain dividends for the fiscal year ended December 31, 2023:
Schwab California Municipal Money Fund	$108,629
Schwab New York Municipal Money Fund	—
For the fiscal year ended December 31, 2023, the funds designate the following percentage of dividend income as business interest income under section 163(j) of the Internal Revenue Code:

Schwab California Municipal Money Fund	96.17%
Schwab New York Municipal Money Fund	99.75%

58Schwab Municipal Money Funds | Annual Report

Schwab Municipal Money Funds
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Schwab Municipal Money Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Co-Chairman of the
Board (July 2022 – present) and Director (Apr. 2006 – present), Charles
Schwab Bank, SSB; Co-Chairman of the Board (July 2022 – present) and
Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB;
Co-Chairman of the Board (July 2022 – present) and Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Manager
(Sept. 2023 – present), TD Ameritrade Holding LLC; Director
(Oct. 2020 – Aug. 2023), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

60Schwab Municipal Money Funds | Annual Report

Schwab Municipal Money Funds
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment
Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), President (Oct. 2023 – present), (Chief
Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and
President (Oct. 2022 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive
Officer (Sept. 2023 – present), President (Oct. 2023 – present), Chief Investment Officer
(June 2011 – present) and Vice President (June 2011 – Sept. 2023), Schwab Funds, Laudus
Trust and Schwab ETFs.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present), Chief Operating Officer (Oct. 2023 – present), Managing
Director (Mar. 2023 – present) and Vice President (Oct. 2013 – Mar. 2023), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director
(May 2022 – present) and Vice President (Apr. 2022 – May 2022), Charles Schwab & Co., Inc.

Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Chief Investment Officer (Oct. 2023 – present) and Vice President (Feb. 2018 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present),
Chief Investment Officer (Oct. 2023 – present), and Senior Vice President
(Oct. 2012 – Mar. 2023), Charles Schwab Investment Management, Inc.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Senior Vice President (Jan. 2020 – Mar. 2023) and
Chief Investment Officer (Jan. 2020 – present) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present), Managing Director (Mar. 2023 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (Aug. 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Schwab Municipal Money Funds | Annual Report61

Schwab Municipal Money Funds
Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity See weighted average maturity.
effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
guaranty (GTY) An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
letter of credit (LOC) An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
liquidity (LIQ) A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset,
62Schwab Municipal Money Funds | Annual Report

Schwab Municipal Money Funds
demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
Schwab Municipal Money Funds | Annual Report63

Schwab Municipal Money Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2024 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares if the Fund’s Board determines that the fee is in the best interests of the Fund. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13859-27
00294951

Annual Report | December 31, 2023
Schwab Value Advantage Money Fund®

No Action Required – Notice Regarding Shareholder Report Delivery
Beginning on July 24, 2024, fund shareholder reports will be streamlined to highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will not appear in the streamlined shareholder reports but will available online and delivered free of charge upon request.

• If you already receive the full shareholder reports, you will receive the streamlined shareholder reports in the same way that you currently receive the full shareholder reports (either in paper or electronically).

• If you currently receive a notification when a shareholder report is available on a fund’s website, beginning July 24, 2024, you will begin to receive the streamlined shareholder report (in paper).

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
1Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management,
leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds and has overall responsibility for all aspects of the management of the fund. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with Schwab Asset Management since
2006, and also worked in Schwab Asset Management’s fund administration group for nearly four years, where he focused on security pricing and valuation of the Schwab Funds. Prior to joining Schwab, he was a senior trader of the taxable money market funds at American Century Investments for three years.

Jonathan Roman, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with Schwab Asset Management since
2010 and has held a number of positions at Schwab since beginning his tenure in 2005. In 2009, he joined the portfolio management group as a trader, and prior to that he worked in portfolio operations and analytics, providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Mr. Feske previously was responsible for credit and investment research for global banks for the Schwab Taxable Bond Funds and Schwab Money Funds. Prior to joining
Schwab in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts
Securities, a boutique corporate bond broker-dealer. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.

Karim Menoufy, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Mr. Menoufy has been a portfolio manager with Schwab Asset Management since 2013, when he started as an associate portfolio manager and was promoted to portfolio manager in
2020. He held several positions prior to that supporting the taxable and tax-exempt money funds during his tenure at the firm. Before joining Schwab in 2007, he spent several years as a mortgage specialist at
JPMorgan Chase and an equity plan administrator for Delegata Corporation.

Schwab Value Advantage Money Fund | Annual Report2

Schwab Value Advantage Money Fund

The Schwab Value Advantage Money Fund’s (the fund) goal is to seek the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, bank notes and bankers’ acceptances, repurchase agreements, and obligations that are issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2023, demand for money market funds remained strong. In its efforts to lower inflation, the Fed raised interest rates four times between January and July, increasing the federal funds rate from a range of 4.25% to 4.50% to a range of 5.25% to 5.50%. The Fed cited strong economic activity and low unemployment along with the potential risks from tighter financial and credit conditions for households and businesses as justification for keeping the federal funds rate unchanged later in the year. The Fed also maintained its program to reduce the assets held on its balance sheet, though its balance sheet temporarily spiked in March when the Fed supported banks after the failure of two U.S. regional banks (a third U.S. regional bank failed in early May). Despite that spike, the Fed’s balance sheet assets declined over the reporting period.
Supply and demand of prime money market securities remained balanced throughout the year. However, in January, the U.S. Treasury hit the debt limit and began operating under “extraordinary measures.” During the lead-up to debt-ceiling negotiations, the supply of U.S. Treasury bills declined, and short-term U.S. Treasury bills with maturities that could potentially be affected by a technical default became more volatile. Supply subsequently increased once a debt ceiling agreement was reached in early June. Through it all, the Fed’s Overnight Reverse Repurchase Agreement Facility ensured there was no shortage of supply despite the swings in U.S. Treasury bill issuance.
Central banks outside the United States battled with persistently high inflation. Both the European Central Bank and the Bank of England raised their key policy rates multiple times over the year—six times for the European Central Bank and five times for the Bank of England—before holding rates steady beginning at their October and September meetings, respectively, as inflation and pricing pressures finally showed signs of easing. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but maintained its pledge to ramp up stimulus “without hesitation” if needed.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while continuing its rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. Over the reporting period, the fund experienced a significant increase in assets in response to attractive money market fund yields. As the year progressed, inflation moderated, expectations of future rate hikes diminished, and the potential for rate cuts in 2024 grew. To lock in higher yields before the Fed potentially begins cutting rates, the fund’s weighted average maturity (WAM) was extended, beginning the reporting period at 17 days and ending it at 38 days.

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	38 Days

Management views and portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Performance and Fund Facts as of December 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Value Advantage Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWVXX	SNAXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	5.28%	5.43%
Seven-Day Yield (without waivers)[2]	5.25%	5.40%
Seven-Day Effective Yield (with waivers)[2]	5.42%	5.57%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
Schwab Value Advantage Money Fund | Annual Report4

Schwab Value Advantage Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2023 and held through December 31, 2023.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1]	BEGINNING ACCOUNT VALUE AT 7/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/23	EXPENSES PAID DURING PERIOD 7/1/23-12/31/23[2]
Schwab Value Advantage Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,026.50	$1.74
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.49	$1.73
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,027.30	$0.97
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.25	$0.97

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days in the period, and divided by
365 days in the fiscal year.

5Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.05	0.02	0.00 [2]	0.00 [2]	0.02
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.02	0.00 [2]	0.00 [2]	0.02
Less distributions:
Distributions from net investment income	(0.05)	(0.02)	(0.00)[2,3]	(0.00)[2]	(0.02)
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	5.03%	1.54%	0.04%[3]	0.44%	2.07%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34%	0.31%[4,5]	0.11%[5]	0.28%[5,6]	0.34%
Gross operating expenses	0.35%	0.35%[4]	0.35%	0.41%	0.42%
Net investment income (loss)	4.96%	1.97%	0.04%	0.47%	2.02%
Net assets, end of period (x 1,000,000)	$169,906	$94,290	$42,245	$56,419	$74,972

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[6]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
See financial notes
Schwab Value Advantage Money Fund | Annual Report6

Schwab Value Advantage Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.05	0.02	0.00 [2]	0.01	0.02
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.02	0.00 [2]	0.01	0.02
Less distributions:
Distributions from net investment income	(0.05)	(0.02)	(0.00)[2,3]	(0.01)	(0.02)
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.05)	(0.02)	(0.00)[2]	(0.01)	(0.02)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	5.18%	1.66%	0.04%[3]	0.53%	2.22%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%	0.18%[4,5]	0.11%[5]	0.18%[5,6]	0.19%
Gross operating expenses	0.20%	0.20%[4]	0.20%	0.26%	0.27%
Net investment income (loss)	5.08%	2.09%	0.04%	0.56%	2.17%
Net assets, end of period (x 1,000,000)	$95,499	$69,065	$33,078	$37,882	$47,497

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[6]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
See financial notes
7Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CERTIFICATES OF DEPOSIT 24.7% OF NET ASSETS
BANK OF AMERICA NA
		5.88%		03/11/24	500,000,000	500,000,000
		5.88%		03/12/24	253,000,000	253,000,000
		5.93%		04/05/24	360,000,000	360,000,000
		5.81%		04/10/24	400,000,000	400,000,000
		5.90%		04/17/24	64,000,000	64,000,000
		5.75%		05/06/24	390,000,000	390,000,000
		5.90%		05/10/24	265,000,000	265,000,000
		5.81%		07/15/24	350,000,000	350,000,000
		5.72%		07/22/24	295,000,000	295,000,000
		5.80%		08/09/24	475,000,000	475,000,000
		6.00%		08/16/24	111,000,000	111,000,000
		6.00%		09/23/24	98,000,000	98,000,000
		6.00%		10/01/24	157,000,000	157,000,000
		5.96%		10/30/24	300,000,000	300,000,000
BANK OF MONTREAL (CHICAGO BRANCH)
		5.80%		04/11/24	300,000,000	300,000,000
		5.75%		05/06/24	497,000,000	497,000,000
		5.62%		06/03/24	300,000,000	300,000,000
BANK OF MONTREAL (LONDON BRANCH)
		5.58%		06/12/24	285,000,000	285,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
		5.73%		01/05/24	100,000,000	100,000,000
		5.83%		03/27/24	500,000,000	500,000,000
		5.92%		04/05/24	800,000,000	800,000,000
		6.05%		06/28/24	195,000,000	195,000,000
		5.93%		07/19/24	190,000,000	190,000,000
		5.55%		09/05/24	240,000,000	240,000,000
		5.60%		09/11/24	495,000,000	495,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)
(SOFR + 0.49%)	(a)	5.89%	01/02/24	05/01/24	85,000,000	85,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)
		5.85%		03/04/24	800,000,000	800,000,000
		5.57%		06/20/24	495,000,000	495,000,000
See financial notes
Schwab Value Advantage Money Fund | Annual Report8

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.32%)	(a)	5.71%	01/02/24	06/20/24	995,000,000	995,000,000
		5.55%		07/02/24	500,000,000	500,000,000
BNP PARIBAS (NEW YORK BRANCH)
		5.77%		02/15/24	790,000,000	790,000,000
		5.87%		05/06/24	169,000,000	169,000,000
		5.75%		05/10/24	96,000,000	96,000,000
		5.70%		05/14/24	481,000,000	481,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
		5.78%		02/16/24	495,000,000	495,000,000
		5.64%		05/28/24	100,000,000	100,000,000
		5.61%		06/03/24	470,000,000	470,000,000
		5.57%		06/06/24	500,000,000	500,000,000
CITIBANK (NEW YORK STATE)
		5.92%		07/29/24	500,000,000	500,000,000
CITIBANK NA
		5.75%		01/02/24	475,000,000	475,000,000
		5.77%		01/03/24	480,000,000	480,000,000
		5.76%		02/01/24	489,000,000	489,000,000
		5.80%		02/27/24	636,000,000	636,000,000
		5.88%		05/08/24	500,000,000	500,000,000
(SOFR + 0.50%)	(a)	5.89%	01/02/24	05/09/24	480,000,000	480,000,000
(SOFR + 0.60%)	(a)	5.99%	01/02/24	10/28/24	400,000,000	400,000,000
COOPERATIEVE RABOBANK UA (LONDON BRANCH)
		5.84%		04/12/24	1,000,000,000	999,828,435
		5.60%		06/04/24	975,000,000	975,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
		5.74%		02/20/24	190,000,000	190,000,000
(SOFR + 0.37%)	(a)	5.77%	01/02/24	03/18/24	244,000,000	244,000,000
		5.67%		05/22/24	80,000,000	80,000,000
		5.87%		06/20/24	98,000,000	98,000,000
		5.70%		07/22/24	95,000,000	95,000,000
		5.70%		09/05/24	100,000,000	100,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)
		5.74%		02/02/24	637,000,000	637,000,000
		5.53%		03/12/24	294,000,000	294,000,000
		5.44%		03/26/24	244,000,000	244,000,000
		5.42%		03/28/24	300,000,000	300,000,000
CREDIT AGRICOLE SA (LONDON BRANCH)
		5.62%		03/22/24	400,000,000	400,000,000
		5.66%		05/22/24	500,000,000	500,000,000
HSBC BANK USA NA (NEW YORK BRANCH)
		5.53%		03/04/24	196,000,000	196,000,000
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)
		5.32%		01/04/24	489,000,000	489,000,000
		5.33%		01/05/24	245,000,000	245,000,000
See financial notes
9Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MITSUBISHI UFJ TRUST AND BANKING CORP (LONDON BRANCH)
		5.87%		02/08/24	246,000,000	246,000,000
		5.86%		03/20/24	51,000,000	51,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)
		5.82%		01/05/24	312,000,000	312,000,000
(SOFR + 0.44%)	(a)	5.83%	01/02/24	01/17/24	240,000,000	240,000,000
(SOFR + 0.43%)	(a)	5.83%	01/02/24	01/22/24	295,000,000	295,000,000
(SOFR + 0.41%)	(a)	5.81%	01/02/24	02/01/24	263,000,000	263,000,000
(SOFR + 0.42%)	(a)	5.82%	01/02/24	02/01/24	471,000,000	471,000,000
(SOFR + 0.41%)	(a)	5.81%	01/02/24	02/09/24	259,000,000	259,000,000
(SOFR + 0.41%)	(a)	5.81%	01/02/24	02/26/24	332,000,000	332,000,000
(SOFR + 0.39%)	(a)	5.79%	01/02/24	03/04/24	347,000,000	347,000,000
(SOFR + 0.40%)	(a)	5.80%	01/02/24	03/20/24	338,000,000	338,000,000
		5.82%		04/15/24	126,000,000	126,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)
(SOFR + 0.43%)	(a)	5.82%	01/02/24	02/02/24	948,000,000	948,000,000
		5.85%		04/26/24	500,000,000	500,000,000
		5.85%		05/07/24	489,000,000	489,000,000
		5.78%		05/13/24	700,000,000	700,000,000
		5.73%		05/15/24	76,000,000	76,000,000
		5.71%		05/17/24	424,000,000	424,000,000
MUFG BANK LTD (LONDON BRANCH)
		5.82%		02/12/24	245,000,000	245,000,000
		5.60%		03/15/24	292,000,000	292,000,000
		5.59%		03/20/24	200,000,000	200,000,000
MUFG BANK LTD (NEW YORK BRANCH)
(SOFR + 0.45%)	(a)	5.84%	01/02/24	01/05/24	130,000,000	130,000,000
(SOFR + 0.43%)	(a)	5.82%	01/02/24	01/24/24	137,000,000	137,000,000
		5.78%		02/13/24	385,000,000	385,000,000
		5.79%		02/16/24	95,000,000	95,000,000
		5.78%		02/22/24	285,000,000	285,000,000
(SOFR + 0.39%)	(a)	5.78%	01/02/24	02/29/24	489,000,000	489,000,000
(SOFR + 0.39%)	(a)	5.78%	01/02/24	03/04/24	206,000,000	206,000,000
(SOFR + 0.39%)	(a)	5.78%	01/02/24	03/08/24	500,000,000	500,000,000
		5.80%		03/11/24	380,000,000	380,000,000
		5.81%		03/14/24	60,000,000	60,000,000
		5.84%		04/09/24	99,000,000	99,000,000
		5.84%		04/18/24	162,000,000	162,000,000
		5.85%		04/23/24	51,500,000	51,500,000
		5.85%		04/25/24	500,000,000	500,000,000
		5.85%		04/29/24	107,000,000	107,000,000
		5.85%		04/30/24	423,000,000	423,000,000
		5.78%		05/07/24	53,000,000	53,000,000
		5.72%		05/20/24	40,000,000	40,000,000
		5.71%		05/21/24	16,000,000	16,000,000
		5.78%		05/22/24	401,000,000	401,000,000
		5.71%		05/24/24	333,000,000	333,000,000
		5.76%		05/24/24	38,000,000	38,000,000
		5.70%		05/29/24	483,500,000	483,500,000
See financial notes
Schwab Value Advantage Money Fund | Annual Report10

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		5.62%		06/04/24	199,750,000	199,765,893
		5.59%		06/07/24	61,000,000	61,000,000
NATIXIS (NEW YORK BRANCH)
		5.73%		02/08/24	400,000,000	400,000,000
NORDEA BANK ABP (NEW YORK BRANCH)
		5.74%		02/14/24	195,000,000	195,000,000
(SOFR + 0.34%)	(a)	5.74%	01/02/24	02/21/24	300,000,000	300,000,000
(SOFR + 0.37%)	(a)	5.77%	01/02/24	03/04/24	244,000,000	244,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(SOFR + 0.39%)	(a)	5.78%	01/02/24	01/11/24	35,000,000	34,999,979
		5.61%		03/01/24	100,000,000	100,000,000
		5.61%		03/05/24	200,000,000	200,000,000
(SOFR + 0.35%)	(a)	5.74%	01/02/24	03/06/24	98,000,000	98,000,000
(SOFR + 0.35%)	(a)	5.74%	01/02/24	03/12/24	489,000,000	489,000,000
(SOFR + 0.36%)	(a)	5.75%	01/02/24	04/26/24	198,000,000	198,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(SOFR + 0.53%)	(a)	5.93%	01/02/24	04/10/24	300,000,000	300,000,000
(SOFR + 0.51%)	(a)	5.91%	01/02/24	04/24/24	230,000,000	230,000,000
(SOFR + 0.64%)	(a)	6.04%	01/02/24	07/10/24	350,000,000	350,000,000
(SOFR + 0.63%)	(a)	6.03%	01/02/24	07/15/24	200,000,000	200,000,000
		5.72%		08/16/24	705,000,000	705,000,000
		6.00%		10/17/24	280,000,000	280,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(SOFR + 0.46%)	(a)	5.86%	01/02/24	01/04/24	550,000,000	550,000,000
(SOFR + 0.46%)	(a)	5.86%	01/02/24	01/11/24	226,000,000	226,000,000
(SOFR + 0.47%)	(a)	5.87%	01/02/24	01/17/24	522,000,000	522,000,000
(SOFR + 0.44%)	(a)	5.84%	01/02/24	01/23/24	200,000,000	200,000,000
(SOFR + 0.44%)	(a)	5.84%	01/02/24	01/31/24	133,000,000	133,000,000
(SOFR + 0.42%)	(a)	5.82%	01/02/24	02/08/24	590,000,000	590,000,000
(SOFR + 0.38%)	(a)	5.78%	01/02/24	02/21/24	300,000,000	300,000,000
(SOFR + 0.39%)	(a)	5.79%	01/02/24	04/01/24	476,000,000	476,000,000
(SOFR + 0.39%)	(a)	5.79%	01/02/24	04/09/24	500,000,000	500,000,000
		5.82%		04/12/24	198,000,000	198,000,000
		5.85%		04/19/24	52,500,000	52,500,000
		5.85%		04/23/24	300,000,000	300,000,000
		5.78%		05/06/24	209,000,000	209,000,000
		5.68%		05/28/24	144,000,000	144,000,000
(SOFR + 0.37%)	(a)	5.77%	01/02/24	05/29/24	88,000,000	88,000,000
(SOFR + 0.33%)	(a)	5.73%	01/02/24	06/04/24	200,000,000	200,000,000
(SOFR + 0.30%)	(a)	5.70%	01/02/24	06/10/24	300,000,000	300,000,000
(SOFR + 0.30%)	(a)	5.70%	01/02/24	06/11/24	91,000,000	91,000,000
SUMITOMO MITSUI TRUST BANK LTD (LONDON BRANCH)
		5.69%		02/26/24	95,000,000	95,000,000
		5.62%		03/06/24	150,000,000	148,522,325
		5.60%		03/18/24	140,000,000	140,000,000
See financial notes
11Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
(SOFR + 0.40%)	(a)	5.80%	01/02/24	02/20/24	400,000,000	400,000,000
(SOFR + 0.40%)	(a)	5.80%	01/02/24	02/21/24	598,000,000	598,000,000
		5.62%		02/29/24	562,000,000	562,000,000
		5.62%		03/01/24	95,000,000	95,000,000
		5.53%		03/19/24	379,000,000	379,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(SOFR + 0.34%)	(a)	5.73%	01/02/24	02/22/24	495,000,000	495,000,000
(SOFR + 0.34%)	(a)	5.73%	01/02/24	02/29/24	296,000,000	296,000,000
		5.75%		05/13/24	300,000,000	300,000,000
SWEDBANK AB (NEW YORK BRANCH)
		5.75%		02/20/24	400,000,000	400,000,000
		5.75%		02/22/24	500,000,000	500,000,000
		5.80%		02/28/24	530,000,000	530,000,000
		5.81%		04/02/24	600,000,000	600,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
		5.86%		03/22/24	475,000,000	475,000,000
		5.96%		04/08/24	149,000,000	149,000,000
		5.90%		04/29/24	183,000,000	183,000,000
(EFFR + 0.50%)	(a)	5.83%	01/02/24	05/21/24	420,000,000	420,000,000
(EFFR + 0.50%)	(a)	5.83%	01/02/24	05/22/24	199,000,000	199,000,000
		5.85%		07/12/24	245,000,000	245,000,000
		5.92%		07/26/24	574,000,000	574,000,000
		5.92%		07/31/24	500,000,000	500,000,000
(SOFR + 0.60%)	(a)	5.99%	01/02/24	07/31/24	506,000,000	506,000,000
		6.00%		08/15/24	158,000,000	158,000,000
		6.00%		08/21/24	420,000,000	420,000,000
		6.00%		10/16/24	500,000,000	500,000,000
		6.00%		10/17/24	235,000,000	235,000,000
TRUIST BANK
		5.63%		01/02/24	248,000,000	248,000,000
		5.32%		01/03/24	489,500,000	489,500,000
		5.32%		01/04/24	979,000,000	979,000,000
		5.52%		01/31/24	1,000,000,000	1,000,000,000
		5.61%		03/04/24	295,000,000	295,000,000
		5.61%		03/08/24	1,000,000,000	1,000,000,000
		5.61%		03/13/24	500,000,000	500,000,000
UBS AG (STAMFORD BRANCH)
		5.80%		04/04/24	95,000,000	95,000,000
WELLS FARGO BANK NA
(SOFR + 0.36%)	(a)	5.76%	01/02/24	03/04/24	485,000,000	485,000,000
(SOFR + 0.53%)	(a)	5.93%	01/02/24	04/11/24	300,000,000	300,000,000
(SOFR + 0.50%)	(a)	5.90%	01/02/24	05/14/24	395,000,000	395,000,000
(SOFR + 0.52%)	(a)	5.92%	01/02/24	06/03/24	990,000,000	990,000,000
(SOFR + 0.52%)	(a)	5.92%	01/02/24	06/04/24	990,000,000	990,000,000
(SOFR + 0.52%)	(a)	5.92%	01/02/24	06/05/24	490,000,000	490,000,000
See financial notes
Schwab Value Advantage Money Fund | Annual Report12

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.50%)	(a)	5.90%	01/02/24	06/25/24	500,000,000	500,000,000
(SOFR + 0.49%)	(a)	5.89%	01/02/24	08/05/24	500,000,000	500,000,000
Total Certificates Of Deposit (Cost $65,494,116,632)						65,494,116,632

ASSET-BACKED COMMERCIAL PAPER 5.4% OF NET ASSETS
ATLANTIC ASSET SECURITIZATION LLC
	(b)(c)	5.31%		01/02/24	24,000,000	24,000,000
	(b)(c)	5.52%		03/13/24	30,000,000	29,677,542
	(b)(c)	5.52%		03/14/24	72,200,000	71,413,020
	(b)(c)	5.53%		03/18/24	52,000,000	51,401,711
BARTON CAPITAL SA
	(b)(c)	5.32%		01/02/24	98,000,000	98,000,000
	(b)(c)	5.59%		03/11/24	75,000,000	74,209,375
	(b)(c)	5.56%		03/19/24	50,000,000	49,415,014
BEDFORD ROW FUNDING CORP
	(b)(c)	5.77%		02/05/24	140,000,000	139,259,556
(SOFR + 0.38%)	(a)(b)(c)	5.78%	01/02/24	02/14/24	136,000,000	136,000,000
(SOFR + 0.37%)	(a)(b)(c)	5.77%	01/02/24	02/20/24	75,000,000	75,000,000
(SOFR + 0.40%)	(a)(b)(c)	5.80%	01/02/24	03/01/24	196,000,000	196,000,000
	(b)(c)	5.62%		04/01/24	180,000,000	177,520,501
(SOFR + 0.48%)	(a)(b)(c)	5.88%	01/02/24	05/02/24	147,000,000	147,000,000
	(b)(c)	5.67%		05/20/24	147,000,000	143,872,616
	(b)(c)	5.69%		05/22/24	275,000,000	269,043,729
BENNINGTON STARK CAPITAL COMPANY LLC
	(b)(c)	5.53%		03/08/24	275,000,000	272,252,292
	(b)(c)	5.61%		03/08/24	235,000,000	232,621,800
CABOT TRAIL FUNDING LLC
	(b)(c)	5.70%		05/21/24	50,000,000	48,922,778
	(b)(c)	5.57%		06/10/24	122,000,000	119,061,156
CAFCO LLC
	(b)(c)	5.31%		01/02/24	22,100,000	22,100,000
	(b)(c)	5.58%		04/19/24	98,000,000	96,394,760
	(b)(c)	5.51%		04/22/24	50,000,000	49,167,500
CHARIOT FUNDING LLC
	(b)(c)	5.76%		01/08/24	200,000,000	199,813,333
	(b)(c)	5.74%		01/09/24	230,000,000	229,750,450
	(b)(c)	5.74%		01/10/24	200,000,000	199,752,000
(SOFR + 0.40%)	(a)(b)(c)	5.79%	01/02/24	05/28/24	235,000,000	235,000,000
(SOFR + 0.40%)	(a)(b)(c)	5.79%	01/02/24	05/30/24	735,000,000	735,000,000
CHARTA LLC
	(b)(c)	5.31%		01/02/24	134,600,000	134,600,000
	(b)(c)	5.76%		02/01/24	25,000,000	24,883,333
COLLATERALIZED COMMERCIAL PAPER V CO LLC
	(b)	5.80%		05/24/24	165,000,000	165,000,000
(SOFR + 0.41%)	(a)(b)	5.81%	01/02/24	05/29/24	424,000,000	424,000,000
	(b)	5.60%		06/20/24	495,000,000	495,000,000
See financial notes
13Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CONCORD MINUTEMEN CAPITAL CO LLC SERIES C
	(b)(c)	5.75%		02/12/24	27,000,000	27,000,000
	(b)(c)	5.75%		02/13/24	34,000,000	34,000,000
	(b)(c)	5.75%		02/16/24	13,960,000	13,960,000
	(b)(c)	5.72%		02/20/24	182,175,000	182,175,000
CRC FUNDING LLC	(b)(c)	5.31%		01/02/24	46,700,000	46,700,000
FAIRWAY FINANCE CO LLC
	(b)(c)	5.76%		01/09/24	15,000,000	14,983,667
	(b)(c)	5.75%		01/16/24	100,000,000	99,783,000
GOTHAM FUNDING CORP
	(b)(c)	5.72%		01/09/24	200,000,000	199,783,778
	(b)(c)	5.77%		01/29/24	75,000,000	74,684,437
	(b)(c)	5.79%		02/20/24	150,000,000	148,852,583
	(b)(c)	5.77%		02/26/24	49,000,000	48,580,029
	(b)(c)	5.58%		02/29/24	50,000,000	49,556,944
	(b)(c)	5.61%		03/05/24	110,000,000	108,937,400
	(b)(c)	5.54%		03/08/24	75,000,000	74,249,250
	(b)(c)	5.54%		03/11/24	98,000,000	96,974,430
	(b)(c)	5.82%		04/11/24	150,000,000	147,645,833
GREAT BEAR FUNDING LLC / GREAT BEAR FUNDING DAC
	(b)(c)	5.33%		01/02/24	98,000,000	98,000,000
	(b)(c)	5.35%		01/03/24	262,000,000	261,961,137
	(b)(c)	5.35%		01/04/24	196,000,000	195,941,854
	(b)(c)	5.35%		01/05/24	197,000,000	196,912,335
Liberty Street Funding LLC
	(b)(c)	5.76%		01/24/24	20,000,000	19,931,556
	(b)(c)	5.76%		01/25/24	50,000,000	49,821,111
	(b)(c)	5.77%		02/01/24	60,000,000	59,720,000
	(b)(c)	5.83%		05/10/24	350,000,000	342,913,958
LMA AMERICAS LLC	(b)(c)	5.32%		01/02/24	147,000,000	147,000,000
LONGSHIP FUNDING LLC	(b)(c)	5.32%		01/02/24	98,000,000	98,000,000
MANHATTAN ASSET FUNDING COMPANY LLC
	(b)(c)	5.81%		03/25/24	50,000,000	49,348,681
	(b)(c)	5.82%		05/01/24	49,000,000	48,077,167
	(b)(c)	5.61%		06/05/24	50,000,000	48,826,736
NIEUW AMSTERDAM RECEIVABLES CORPORATION BV	(b)(c)	5.31%		01/02/24	183,909,000	183,909,000
OLD LINE FUNDING LLC
	(b)(c)	5.77%		02/05/24	150,000,000	149,206,667
(SOFR + 0.38%)	(a)(b)(c)	5.77%	01/02/24	02/05/24	75,000,000	75,000,000
	(b)(c)	5.96%		04/02/24	75,000,000	73,919,375
	(b)(c)	5.57%		06/11/24	145,000,000	141,485,281
See financial notes
Schwab Value Advantage Money Fund | Annual Report14

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
PODIUM FUNDING TRUST
	(b)	5.81%		03/19/24	200,000,000	197,587,333
	(b)	5.78%		05/06/24	100,000,000	98,048,611
	(b)	5.61%		06/07/24	50,000,000	48,811,597
	(b)	5.61%		06/10/24	40,000,000	39,029,333
	(b)	5.62%		06/10/24	54,000,000	52,689,600
PRICOA SHORT TERM FUNDING LLC
	(b)(c)	5.76%		01/26/24	50,000,000	49,813,333
	(b)(c)	5.85%		04/15/24	98,000,000	96,406,084
	(b)(c)	5.65%		05/01/24	14,000,000	13,742,400
	(b)(c)	5.87%		07/22/24	50,000,000	48,423,278
RIDGEFIELD FUNDING COMPANY LLC
	(b)(c)	5.78%		03/01/24	293,000,000	290,301,307
	(b)(c)	5.77%		03/05/24	269,846,000	267,196,787
	(b)(c)	5.78%		03/13/24	7,730,000	7,644,322
	(b)(c)	5.81%		03/18/24	327,523,000	323,623,293
	(b)(c)	5.82%		04/10/24	73,000,000	71,865,762
	(b)(c)	5.74%		05/24/24	24,765,000	24,217,067
SHEFFIELD RECEIVABLES COMPANY LLC
	(b)(c)	5.84%		03/04/24	90,000,000	89,121,150
	(b)(c)	5.60%		03/11/24	53,000,000	52,440,276
	(b)(c)	5.51%		03/14/24	100,000,000	98,914,000
	(b)(c)	5.79%		03/18/24	232,000,000	229,242,551
	(b)(c)	5.80%		03/19/24	200,000,000	197,591,611
	(b)(c)	5.80%		03/21/24	198,000,000	195,553,765
	(b)(c)	5.80%		03/22/24	100,000,000	98,748,889
	(b)(c)	5.84%		04/02/24	360,000,000	354,840,300
STARBIRD FUNDING CORP
	(b)(c)	5.76%		02/01/24	147,000,000	146,314,000
	(b)(c)	5.82%		02/28/24	48,000,000	47,570,600
(SOFR + 0.35%)	(a)(b)(c)	5.75%	01/02/24	03/13/24	100,000,000	100,000,000
	(b)(c)	5.78%		03/14/24	150,000,000	148,314,000
	(b)(c)	5.85%		04/16/24	250,000,000	245,865,625
	(b)(c)	5.67%		04/19/24	100,000,000	98,338,000
	(b)(c)	5.77%		05/07/24	301,000,000	295,089,865
	(b)(c)	5.59%		05/10/24	40,000,000	39,217,400
	(b)(c)	5.64%		06/03/24	13,500,000	13,185,585
	(b)(c)	5.60%		06/05/24	50,000,000	48,826,736
	(b)(c)	5.61%		06/14/24	100,000,000	97,517,222
THUNDER BAY FUNDING LLC	(b)(c)	5.96%		04/02/24	60,000,000	59,135,500
VERSAILLES COMMERCIAL PAPER LLC	(b)(c)	5.51%		04/09/24	45,000,000	44,336,050
VICTORY RECEIVABLES CORP
	(b)(c)	5.34%		01/02/24	98,000,000	98,000,000
	(b)(c)	5.77%		01/29/24	65,000,000	64,726,512
	(b)(c)	5.61%		02/16/24	49,000,000	48,661,287
	(b)(c)	5.79%		02/20/24	122,000,000	121,066,768
See financial notes
15Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(b)(c)	5.77%		02/26/24	193,000,000	191,345,829
	(b)(c)	5.58%		02/29/24	85,000,000	84,246,806
	(b)(c)	5.54%		03/11/24	87,947,000	87,026,635
	(b)(c)	5.82%		04/11/24	150,000,000	147,645,833
	(b)(c)	5.82%		04/12/24	150,000,000	147,622,292
Total Asset-Backed Commercial Paper (Cost $14,292,878,869)						14,292,878,869

FINANCIAL COMPANY COMMERCIAL PAPER 14.3% OF NET ASSETS
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD
	(c)	5.75%		04/02/24	300,000,000	295,768,500
	(c)	5.79%		04/11/24	125,000,000	123,048,611
	(c)	5.66%		05/16/24	185,000,000	181,184,375
	(c)	5.66%		05/17/24	98,000,000	95,963,778
BANK OF MONTREAL
	(c)	5.77%		01/10/24	250,000,000	249,688,889
	(c)	5.75%		01/23/24	950,000,000	946,907,750
	(c)	5.78%		02/01/24	745,000,000	741,510,917
(SOFR + 0.40%)	(a)(c)	5.80%	01/02/24	02/28/24	220,000,000	220,000,000
	(c)	5.79%		03/13/24	250,000,000	247,224,097
	(c)	5.80%		04/11/24	245,000,000	241,168,472
	(c)	5.82%		05/09/24	584,000,000	572,268,089
	(c)	5.74%		05/16/24	300,000,000	293,733,750
	(c)	5.65%		06/12/24	244,000,000	237,982,960
BANK OF NOVA SCOTIA	(c)	5.93%		04/12/24	249,000,000	245,039,033
BARCLAYS BANK UK PLC
	(c)	5.33%		01/03/24	514,000,000	513,924,042
	(c)	5.33%		01/04/24	318,000,000	317,906,013
BOFA SECURITIES INC
	(c)	5.82%		02/15/24	588,000,000	583,939,533
	(c)	5.96%		04/19/24	245,000,000	240,810,500
(SOFR + 0.54%)	(a)(c)	5.94%	01/02/24	04/22/24	240,000,000	240,000,000
	(c)	5.87%		04/30/24	289,000,000	283,564,311
	(c)	5.91%		05/10/24	700,000,000	685,802,833
(SOFR + 0.52%)	(a)(c)	5.92%	01/02/24	05/13/24	480,000,000	480,000,000
	(c)	5.62%		06/04/24	500,000,000	488,321,667
	(c)	5.63%		09/04/24	58,000,000	55,859,800
BPCE SA
	(c)	5.83%		02/15/24	480,000,000	476,679,467
	(c)	5.85%		04/02/24	700,000,000	689,967,250
	(c)	5.87%		04/02/24	395,000,000	389,328,678
	(c)	5.83%		04/05/24	81,000,000	79,800,795
	(c)	5.83%		04/12/24	140,000,000	137,776,878
	(c)	5.86%		04/18/24	488,000,000	479,746,971
	(c)	5.86%		05/02/24	493,000,000	483,588,082
	(c)	5.83%		05/06/24	679,000,000	665,655,764
See financial notes
Schwab Value Advantage Money Fund | Annual Report16

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(c)	5.65%		05/08/24	58,000,000	56,872,593
	(c)	5.79%		05/13/24	49,000,000	47,988,477
CITIGROUP GLOBAL MARKETS INC
	(c)	5.79%		03/22/24	292,000,000	288,346,756
	(c)	5.80%		03/27/24	489,000,000	482,499,696
	(c)	5.85%		04/04/24	540,000,000	532,090,350
	(c)	5.85%		04/05/24	477,000,000	469,938,015
	(c)	5.61%		06/06/24	597,000,000	582,900,850
DNB BANK ASA
	(c)	5.78%		04/02/24	500,000,000	492,915,903
	(c)	5.80%		04/18/24	343,000,000	337,255,274
FEDERATION DES CAISSES DESJARDINS DU QUEBEC
	(c)	5.75%		01/12/24	200,000,000	199,689,444
	(c)	5.77%		01/18/24	240,000,000	239,402,667
	(c)	5.77%		01/19/24	250,000,000	249,338,889
	(c)	5.74%		02/14/24	370,000,000	367,533,950
	(c)	5.74%		02/15/24	200,000,000	198,636,000
	(c)	5.77%		03/07/24	196,000,000	194,014,683
	(c)	5.78%		03/08/24	86,000,000	85,113,913
	(c)	5.77%		03/11/24	168,000,000	166,193,580
	(c)	5.75%		05/09/24	122,500,000	120,065,244
ING US FUNDING LLC
	(b)	5.79%		03/01/24	402,500,000	398,792,751
	(b)(c)	5.79%		03/01/24	75,000,000	74,309,208
JP MORGAN SECURITIES LLC
	(c)	5.97%		04/22/24	148,000,000	148,000,000
	(c)	5.93%		07/11/24	273,000,000	273,000,000
	(c)	5.55%		07/15/24	316,000,000	316,000,000
	(c)	5.93%		07/15/24	274,000,000	274,000,000
MIZUHO BANK LTD (SINGAPORE BRANCH)
	(c)	5.67%		01/10/24	300,000,000	299,628,333
	(c)	5.49%		04/09/24	98,500,000	97,050,709
MUFG BANK LTD (NEW YORK BRANCH)		5.36%		01/02/24	159,000,000	159,000,000
NATIONAL BANK OF CANADA
	(c)	5.71%		01/16/24	300,000,000	299,352,500
	(c)	5.78%		02/01/24	475,000,000	472,779,375
	(c)	5.78%		02/02/24	500,000,000	497,584,583
(SOFR + 0.38%)	(a)(c)	5.78%	01/02/24	03/01/24	730,000,000	730,000,000
	(c)	5.80%		04/01/24	342,000,000	337,194,900
NORDEA BANK ABP
(SOFR + 0.34%)	(a)(c)	5.74%	01/02/24	02/21/24	175,000,000	174,999,776
OVERSEA-CHINESE BANKING CORPORATION LTD
	(c)	5.61%		03/07/24	90,000,000	89,103,000
	(c)	5.70%		03/11/24	250,000,000	247,321,458
	(c)	5.70%		03/12/24	250,000,000	247,282,639
	(c)	5.60%		03/14/24	98,000,000	96,920,040
See financial notes
17Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(c)	5.60%		03/15/24	195,000,000	192,821,254
	(c)	5.83%		04/09/24	300,000,000	295,377,667
	(c)	5.77%		05/14/24	294,000,000	287,917,467
ROYAL BANK OF CANADA
	(c)	5.60%		05/29/24	500,000,000	488,797,222
(SOFR + 0.64%)	(a)(c)	6.04%	01/02/24	07/05/24	490,000,000	490,000,000
SANTANDER UK PLC		5.53%		03/07/24	500,000,000	495,079,861
SKANDINAVISKA ENSKILDA BANKEN AB
(SOFR + 0.38%)	(a)(c)	5.77%	01/02/24	03/04/24	244,000,000	244,000,000
(SOFR + 0.35%)	(a)(c)	5.74%	01/02/24	04/05/24	489,000,000	489,000,000
	(c)	5.79%		04/10/24	250,000,000	246,136,250
(SOFR + 0.51%)	(a)(c)	5.90%	01/02/24	04/24/24	293,000,000	293,000,000
(SOFR + 0.51%)	(a)(c)	5.90%	01/02/24	04/25/24	250,000,000	250,000,000
	(c)	5.87%		04/29/24	196,000,000	192,389,462
	(c)	5.88%		04/29/24	293,000,000	287,593,011
	(c)	5.75%		05/06/24	490,000,000	480,489,236
(SOFR + 0.48%)	(a)(c)	5.87%	01/02/24	05/10/24	235,000,000	235,000,000
	(c)	5.75%		05/13/24	300,000,000	293,851,000
	(c)	5.87%		07/03/24	489,000,000	474,980,370
	(c)	5.79%		08/08/24	140,000,000	135,273,250
SVENSKA HANDELSBANKEN AB
	(c)	5.76%		01/18/24	100,000,000	99,751,111
	(c)	5.76%		01/23/24	389,000,000	387,729,267
	(c)	5.77%		02/01/24	500,000,000	497,666,667
	(c)	5.74%		02/14/24	477,000,000	473,820,795
	(c)	5.67%		05/28/24	62,000,000	60,605,052
	(c)	5.69%		06/27/24	500,000,000	486,479,167
SWEDBANK AB
		5.76%		02/05/24	91,000,000	90,518,711
		5.81%		03/14/24	78,000,000	77,120,160
		5.76%		05/10/24	190,000,000	186,190,738
		5.74%		05/16/24	147,000,000	143,929,538
		5.68%		05/20/24	500,000,000	489,343,333
TORONTO-DOMINION BANK/THE
(SOFR + 0.58%)	(a)(c)	5.97%	01/02/24	01/09/24	276,000,000	276,000,000
	(c)	5.55%		09/05/24	500,000,000	481,732,292
UBS AG (LONDON BRANCH)
	(c)	5.66%		01/03/24	200,000,000	199,969,111
(SOFR + 0.46%)	(a)(c)	5.85%	01/02/24	01/05/24	300,000,000	300,000,000
(SOFR + 0.47%)	(a)(c)	5.86%	01/02/24	01/10/24	500,000,000	500,000,000
(SOFR + 0.45%)	(a)(c)	5.84%	01/02/24	02/09/24	288,000,000	288,000,000
	(c)	5.90%		02/16/24	500,000,000	496,425,000
	(c)	5.89%		02/22/24	300,000,000	297,573,250
(SOFR + 0.43%)	(a)(c)	5.82%	01/02/24	02/23/24	240,000,000	240,000,000
(SOFR + 0.43%)	(a)(c)	5.82%	01/02/24	02/26/24	250,000,000	250,000,000
(SOFR + 0.42%)	(a)(c)	5.81%	01/02/24	02/28/24	490,000,000	490,000,000
	(c)	5.79%		03/20/24	200,000,000	197,560,333
See financial notes
Schwab Value Advantage Money Fund | Annual Report18

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(c)	5.84%		04/04/24	300,000,000	295,605,750
	(c)	5.84%		04/05/24	190,000,000	187,187,050
	(c)	5.81%		04/10/24	300,000,000	295,344,525
	(c)	5.84%		04/19/24	150,000,000	147,448,500
	(c)	5.84%		05/02/24	65,000,000	63,763,447
	(c)	5.82%		05/13/24	185,000,000	181,167,417
	(c)	5.78%		05/14/24	450,000,000	440,673,375
	(c)	5.65%		06/17/24	370,000,000	360,594,189
UNITED OVERSEAS BANK LTD
(SOFR + 0.34%)	(a)(c)	5.73%	01/02/24	02/28/24	261,000,000	260,996,548
	(c)	5.58%		03/12/24	100,000,000	98,932,500
	(c)	5.57%		03/13/24	300,000,000	296,757,667
	(c)	5.68%		05/21/24	25,000,000	24,462,847
	(c)	5.69%		05/23/24	100,000,000	97,820,694
Total Financial Company Commercial Paper (Cost $37,960,152,445)						37,960,152,445

NON-FINANCIAL COMPANY COMMERCIAL PAPER 0.1% OF NET ASSETS
EQUINOR ASA
	(c)	5.35%		01/04/24	134,500,000	134,460,098
UNITEDHEALTH GROUP INC
	(c)	5.31%		01/02/24	98,000,000	98,000,000
Total Non-Financial Company Commercial Paper (Cost $232,460,098)						232,460,098

NON-NEGOTIABLE TIME DEPOSITS 8.6% OF NET ASSETS
ABN AMRO BANK NV
		5.33%		01/04/24	294,000,000	294,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)
		5.31%		01/02/24	587,000,000	587,000,000
		5.32%		01/03/24	1,468,000,000	1,468,000,000
		5.32%		01/04/24	1,957,000,000	1,957,000,000
		5.32%		01/05/24	2,936,000,000	2,936,000,000
BANCO SANTANDER SA (NEW YORK BRANCH)
		5.33%		01/02/24	1,281,000,000	1,281,000,000
		5.33%		01/04/24	1,336,000,000	1,336,000,000
CANADIAN IMPERIAL BANK OF COMMERCE
		5.31%		01/02/24	1,909,000,000	1,909,000,000
CREDIT INDUSTRIEL ET COMMERCIAL
		5.33%		01/03/24	489,000,000	489,000,000
		5.33%		01/04/24	489,000,000	489,000,000
		5.33%		01/05/24	440,000,000	440,000,000
DBS BANK LTD
		5.34%		01/03/24	685,000,000	685,000,000
		5.34%		01/04/24	294,000,000	294,000,000
See financial notes
19Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)
		5.33%		01/02/24	391,000,000	391,000,000
		5.33%		01/03/24	245,000,000	245,000,000
ROYAL BANK OF CANADA
		5.32%		01/03/24	2,955,000,000	2,955,000,000
		5.32%		01/04/24	998,000,000	998,000,000
SANTANDER UK PLC
		5.31%		01/03/24	744,000,000	744,000,000
		5.31%		01/04/24	478,000,000	478,000,000
		5.31%		01/05/24	904,000,000	904,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)
		5.31%		01/02/24	294,000,000	294,000,000
TORONTO-DOMINION BANK/THE
		5.32%		01/04/24	489,000,000	489,000,000
		5.32%		01/05/24	979,000,000	979,000,000
UBS AG (CAYMAN ISLANDS BRANCH)
		5.31%		01/02/24	297,000,000	297,000,000
Total Non-Negotiable Time Deposits (Cost $22,939,000,000)						22,939,000,000

VARIABLE RATE DEMAND NOTES 0.5% OF NET ASSETS
ABAG FINANCE AUTH
TAXABLE RB (PUBLIC POLICY INSTITUTE OF CALIFORNIA) SERIES 2001B (LOC: WELLS FARGO BANK NA)	(d)	5.40%		01/05/24	17,550,000	17,550,000
BLUE MOUNTAIN ENTERPRISES, LLC
VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: WELLS FARGO BANK NA)	(d)	5.48%		01/05/24	2,370,000	2,370,000
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	(d)	5.45%		01/05/24	106,000,000	106,000,000
COLORADO HOUSING & FINANCE AUTH
S/F MORTGAGE CLASS I BONDS SERIES 2019L2 (LIQ: BANK OF AMERICA NA)	(d)	5.37%		01/05/24	3,885,000	3,885,000
S/F MORTGAGE CLASS I BONDS SERIES 2023N2 (LIQ: ROYAL BANK OF CANADA)	(d)	5.35%		01/05/24	21,000,000	21,000,000
S/F MORTGAGE CLASS II RB SERIES 2023F2 (LIQ: ROYAL BANK OF CANADA)	(d)	5.35%		01/05/24	24,560,000	24,560,000
CYNTHIA REESE ISSUING TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2023 (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.45%		01/05/24	27,830,000	27,830,000
EAGLE CNTY
RB (BC HOUSING) SERIES 1997B (LOC: WELLS FARGO BANK NA)	(d)	5.56%		01/05/24	1,500,000	1,500,000
RB (TARNES AT BC) SERIES 1999B (LOC: WELLS FARGO BANK NA)	(d)	5.56%		01/05/24	2,410,000	2,410,000
FIORE CAPITAL
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2005A (LOC: WELLS FARGO BANK NA)	(d)	5.45%		01/05/24	8,075,000	8,075,000
See financial notes
Schwab Value Advantage Money Fund | Annual Report20

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GREYSHOE ISSUING TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.45%		01/05/24	31,640,000	31,640,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	(d)	5.35%		01/05/24	49,000,000	49,000,000
ILLINOIS HOUSING DEVELOPMENT AUTH
HOUSING BONDS SERIES 2017A2 (LIQ: FEDERAL HOME LOAN BANKS)	(d)	5.36%		01/05/24	28,550,000	28,550,000
TAXABLE RB SERIES 2023J (LIQ: ROYAL BANK OF CANADA)	(d)	5.35%		01/05/24	14,000,000	14,000,000
ILLINOIS HSG DEV AUTH
M/F RB SERIES 2022C (LIQ: FEDERAL HOME LOAN BANKS)	(d)	5.35%		01/05/24	11,065,000	11,065,000
IOWA STUDENT LOAN LIQUIDITY CORP
TAXABLE RB SERIES 20231 (LOC: ROYAL BANK OF CANADA)	(d)	5.38%		01/05/24	67,394,000	67,394,000
JEFFERSON MENIFEE LLC
TAXABLE VARIABLE RATE DEMAND M/F HOUSING RB (JEFFERSON MENIFEE APTS) SERIES 2022A (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.46%		01/05/24	6,850,000	6,850,000
KEEP MEMORY ALIVE
TAXABLE VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: PNC BANK NA)	(d)	5.38%		01/05/24	30,350,000	30,350,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF MONTREAL)	(d)	5.50%		01/05/24	960,000	960,000
MACON-BIBB CNTY INDUSTRIAL AUTH
IDRB SERIES 2015 (LOC: BANK OF AMERICA NA)	(d)	5.38%		01/05/24	3,420,000	3,420,000
MOUNTAIN BANYAN QUALIFIED OPPORTUNITY ZONE BUSINESS LLC
TAXABLE M/F HOUSING RB SERIES 2023A (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.46%		01/05/24	44,000,000	44,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (29 FLATBUSH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(d)	5.35%		01/05/24	17,210,000	17,210,000
NORTH TEXAS HIGHER EDUCATION AUTH INC
TAXABLE NOTES SERIES 2023-1 (LOC: ROYAL BANK OF CANADA)	(d)	5.38%		01/05/24	59,000,000	59,000,000
NUVEEN CREDIT STRATEGIES INCOME FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SOCIETE GENERALE SA)	(c)(d)	5.53%		01/05/24	61,000,000	61,000,000
NUVEEN FLOATING RATE INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(c)(d)	5.53%		01/05/24	65,000,000	65,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES C (LOC: BARCLAYS BANK PLC)	(c)(d)	5.53%		01/05/24	42,000,000	42,000,000
NUVEEN PREFERRED & INCOME OPPORTUNITIES FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(c)(d)	5.50%		01/05/24	36,000,000	36,000,000
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES B (LOC: BARCLAYS BANK PLC)	(c)(d)	5.53%		01/04/24	97,000,000	97,000,000
See financial notes
21Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NUVEEN VARIABLE RATE PREFERRED & INCOME FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: TORONTO-DOMINION BANK/THE)	(c)(d)	5.57%		01/05/24	20,000,000	20,000,000
OLATHE
TAXABLE IDRB (DIAMANT BOART) SERIES 1997B (LOC: SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH))	(d)	5.41%		01/05/24	8,900,000	8,900,000
RHODE ISLAND HOUSING & MORTGAGE FINANCE CORP
HOMEOWNERSHIP OPPORTUNITY BONDS SERIES 79T2 (LIQ: ROYAL BANK OF CANADA)	(d)	5.35%		01/05/24	15,000,000	15,000,000
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
SUB WATER REFUNDING RB SERIES 2021A (LIQ: BANK OF AMERICA NA)	(d)	5.36%		01/05/24	89,215,000	89,215,000
TAXABLE WATER REFUNDING RB SERIES 2022C2 (LIQ: PNC BANK NA)	(d)	5.33%		01/05/24	118,850,000	118,850,000
SRMHAYWARD LLC
TAXABLE VARIABLE RATE DEMAND RB (BELLARA SR LIVING) SERIES 2022A (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.46%		01/05/24	4,990,000	4,990,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	(d)	5.56%		01/05/24	5,885,000	5,885,000
TRIBOROUGH BRIDGE & TUNNEL AUTH
GENERAL REFUNDING RB SERIES 2018E (LOC: UBS AG)	(d)	5.35%		01/05/24	61,970,000	61,970,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	(d)	5.40%		01/05/24	25,450,000	25,450,000
Total Variable Rate Demand Notes (Cost $1,229,879,000)						1,229,879,000

OTHER INSTRUMENTS 0.1% OF NET ASSETS
BANK OF AMERICA NA
(SOFR + 0.60%)	(a)	5.99%	01/02/24	08/05/24	296,000,000	296,000,000
Total Other Instruments (Cost $296,000,000)						296,000,000

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 42.1% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 19.2%
BANCO SANTANDER SA
Issued 12/29/23, repurchase date 01/02/24		5.33%		01/02/24	395,233,928	395,000,000
(Collateralized by U.S. Government Agency Securities valued at $406,850,000, 1.50% - 7.00%, due 11/01/30 - 12/01/53)
See financial notes
Schwab Value Advantage Money Fund | Annual Report22

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BANK OF MONTREAL
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	798,473,480	798,000,000
(Collateralized by U.S. Government Agency Securities valued at $822,427,685, 2.00% - 7.50%, due 09/01/24 - 01/01/54)
BARCLAYS BANK PLC
Issued 12/26/23, repurchase date 01/02/24		5.32%		01/02/24	409,423,088	409,000,000
(Collateralized by U.S. Government Agency Securities valued at $421,705,781, 3.00% - 7.00%, due 06/15/42 - 11/15/58)
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	518,307,347	518,000,000
(Collateralized by U.S. Government Agency Securities valued at $533,856,567, 2.00% - 6.50%, due 05/20/40 - 03/15/65)
BNP PARIBAS SA
Issued 12/14/23, repurchase date 02/01/24		5.33%		01/05/24	1,649,354,873	1,644,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,714,010,182, 0.00% - 7.63%, due 01/25/24 - 11/20/63)
BOFA SECURITIES INC
Issued 12/29/23, repurchase date 01/02/24		5.35%		01/02/24	235,139,694	235,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $241,235,410, 2.00% - 7.63%, due 02/15/25 - 08/20/70)
Issued 12/29/23, repurchase date 01/02/24		5.35%		01/02/24	1,530,909,500	1,530,000,000
(Collateralized by U.S. Treasury Securities valued at $1,560,600,054, 0.50% - 4.38%, due 02/28/26 - 05/15/41)
Issued 11/02/23, repurchase date 01/02/24		5.40%		01/02/24	2,842,775,550	2,817,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,893,466,521, 0.00% - 8.70%, due 02/20/24 - 05/20/73)
Issued 10/26/23, repurchase date 01/25/24		5.43%		01/05/24	370,930,264	367,000,000
(Collateralized by U.S. Government Agency Securities valued at $378,010,000, 1.25% - 7.00%, due 09/25/28 - 03/20/72)
Issued 09/28/23, repurchase date 02/28/24	(a)	5.47%	01/02/24	01/05/24	408,047,085	402,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $413,838,302, 1.75% - 7.50%, due 12/15/26 - 07/20/71) (SOFR + 0.07%)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	301,178,593	301,000,000
(Collateralized by U.S. Government Agency Securities valued at $310,030,000, 2.00% - 7.00%, due 06/01/28 - 12/20/67)
Issued 11/30/23, repurchase date 02/29/24		5.34%		01/05/24	98,523,320	98,000,000
(Collateralized by U.S. Government Agency Securities valued at $100,940,000, 2.50% - 6.50%, due 05/01/44 - 08/20/69)
See financial notes
23Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/14/23, repurchase date 03/21/24		5.34%		01/05/24	785,555,190	783,000,000
(Collateralized by U.S. Government Agency Securities valued at $806,490,001, 1.69% - 7.50%, due 06/01/28 - 12/01/53)
Issued 11/20/23, repurchase date 01/22/24		5.36%		01/05/24	492,349,107	489,000,000
(Collateralized by U.S. Government Agency Securities valued at $503,670,000, 2.00% - 6.50%, due 06/01/41 - 12/01/53)
CITIGROUP GLOBAL MARKETS INC
Issued 12/05/23, repurchase date 01/04/24		5.38%		01/04/24	3,439,350,933	3,424,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $3,547,047,470, 0.25% - 7.50%, due 05/15/24 - 04/20/70)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	1,290,765,400	1,290,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,338,815,580, 0.00% - 7.50%, due 01/16/24 - 01/01/54)
FICC - BANK OF NEW YORK
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	3,852,284,333	3,850,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $3,965,500,966, 1.50% - 8.00%, due 01/01/25 - 01/01/59)
GOLDMAN SACHS & CO LLC
Issued 12/26/23, repurchase date 01/02/24		5.32%		01/02/24	489,505,843	489,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $498,780,001, 0.75% - 7.00%, due 11/30/26 - 03/15/58)
Issued 12/27/23, repurchase date 01/03/24		5.34%		01/03/24	1,959,032,018	1,957,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,996,140,001, 0.88% - 7.50%, due 02/01/25 - 12/01/53)
Issued 12/28/23, repurchase date 01/04/24		5.37%		01/04/24	3,399,545,990	3,396,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $3,463,920,001, 1.10% - 7.00%, due 07/15/24 - 11/15/63)
Issued 12/29/23, repurchase date 01/05/24		5.34%		01/05/24	4,546,716,110	4,542,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $4,632,840,001, 1.00% - 7.50%, due 09/20/24 - 01/20/72)
JP MORGAN SECURITIES LLC
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	5,628,337,500	5,625,000,000
(Collateralized by U.S. Government Agency Securities valued at $5,793,750,001, 1.50% - 9.00%, due 11/20/26 - 02/15/66)
MIZUHO SECURITIES USA LLC
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	476,282,427	476,000,000
(Collateralized by U.S. Government Agency Securities valued at $490,280,001, 1.50% - 8.00%, due 10/01/25 - 01/01/57)
See financial notes
Schwab Value Advantage Money Fund | Annual Report24

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
NOMURA SECURITIES INTERNATIONAL INC
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	402,238,520	402,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $410,104,620, 0.00% - 5.50%, due 03/26/24 - 09/01/49)
RBC DOMINION SECURITIES INC
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	3,056,812,633	3,055,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $3,140,029,451, 0.00% - 7.50%, due 01/11/24 - 08/20/63)
Issued 12/14/23, repurchase date 02/01/24		5.33%		01/05/24	1,349,380,964	1,345,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,392,055,101, 0.00% - 7.00%, due 01/15/24 - 11/15/53)
ROYAL BANK OF CANADA
Issued 12/14/23, repurchase date 03/21/24		5.35%		01/05/24	2,612,513,633	2,604,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,720,753,719, 0.25% - 6.50%, due 03/31/24 - 10/15/58)
Issued 12/14/23, repurchase date 03/21/24		5.35%		01/05/24	4,974,209,906	4,958,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $5,179,274,738, 0.13% - 7.00%, due 01/15/24 - 02/01/57)
TRUIST BANK
Issued 12/29/23, repurchase date 01/02/24		5.32%		01/02/24	1,209,714,653	1,209,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,257,360,000, 1.00% - 1.25%, due 09/20/50 - 12/20/50)
WELLS FARGO SECURITIES LLC
Issued 11/03/23, repurchase date 01/03/24		5.37%		01/03/24	1,482,366,676	1,469,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,541,661,343, 1.50% - 7.50%, due 10/01/24 - 01/01/57)
Issued 12/08/23, repurchase date 01/12/24		5.34%		01/05/24	162,672,840	162,000,000
(Collateralized by U.S. Government Agency Securities valued at $169,354,692, 2.00% - 7.00%, due 08/01/24 - 01/01/54)
						51,039,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 18.7%
BANCO SANTANDER SA
Issued 12/29/23, repurchase date 01/02/24		5.31%		01/02/24	333,196,470	333,000,000
(Collateralized by U.S. Treasury Securities valued at $339,660,083, 0.25% - 4.75%, due 11/15/24 - 11/15/53)
BARCLAYS BANK PLC
Issued 12/29/23, repurchase date 01/02/24		5.32%		01/02/24	399,235,853	399,000,000
(Collateralized by U.S. Treasury Securities valued at $407,220,601, 0.38% - 2.38%, due 09/30/27 - 02/15/42)
Issued 12/29/23, repurchase date 01/02/24		5.33%		01/02/24	27,948,564	27,932,022
(Collateralized by U.S. Treasury Securities valued at $28,507,620, 0.00%, due 01/04/24 - 03/07/24)
See financial notes
25Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/14/23, repurchase date 02/02/24		5.32%		01/05/24	981,179,587	978,000,000
(Collateralized by U.S. Treasury Securities valued at $1,004,930,914, 0.25% - 3.88%, due 08/31/25 - 02/15/53)
CITIGROUP GLOBAL MARKETS INC
Issued 12/26/23, repurchase date 01/02/24		5.32%		01/02/24	4,004,137,778	4,000,000,000
(Collateralized by U.S. Treasury Securities valued at $4,080,000,022, 0.13% - 5.50%, due 01/15/24 - 02/15/49)
Issued 12/29/23, repurchase date 01/02/24		5.33%		01/02/24	4,656,756,202	4,654,000,000
(Collateralized by U.S. Treasury Securities valued at $4,747,080,045, 0.38% - 6.63%, due 01/31/27 - 11/15/53)
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/29/23, repurchase date 01/02/24		5.30%		01/02/24	35,220,728,889	35,200,000,000
(Collateralized by U.S. Treasury Securities valued at $35,220,728,973, 0.13% - 4.38%, due 02/29/24 - 02/15/43)
FICC - BANK OF NEW YORK
Issued 12/29/23, repurchase date 01/02/24		5.33%		01/02/24	2,653,570,573	2,652,000,000
(Collateralized by U.S. Treasury Securities valued at $2,705,040,002, 0.00% - 3.88%, due 04/15/24 - 02/15/42)
MUFG SECURITIES AMERICAS INC
Issued 12/29/23, repurchase date 01/02/24		5.35%		01/02/24	1,331,791,206	1,331,000,000
(Collateralized by U.S. Treasury Securities valued at $1,357,620,048, 0.13% - 6.63%, due 01/15/24 - 11/15/53)
						49,574,932,022
OTHER REPURCHASE AGREEMENTS** 4.2%
BMO CAPITAL MARKETS CORP
Issued 12/29/23, repurchase date 01/05/24		5.41%		01/05/24	98,103,091	98,000,000
(Collateralized by U.S. Treasury and U.S. Government
Agency Securities , common stocks, ETFs, corporate
bonds, asset backed securities, or non-agency
collateralized mortgage obligations valued at
$102,795,346, 0.00% - 9.50%, due 03/01/24 - 06/15/65)

BNP PARIBAS SA
Issued 12/27/23, repurchase date 01/03/24		5.42%		01/03/24	1,078,135,038	1,077,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $1,186,358,583, 0.38% - 17.70%, due 01/15/24 - 12/31/00)
Issued 12/27/23, repurchase date 01/03/24		5.47%		01/03/24	465,494,579	465,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $535,318,766, 0.00% - 15.49%, due 07/15/24 - 10/25/68)
See financial notes
Schwab Value Advantage Money Fund | Annual Report26

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/29/23, repurchase date 01/05/24		5.47%		01/05/24	343,364,819	343,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $392,251,395, 2.15% - 9.84%, due 01/09/24 - 12/31/00)
Issued 12/06/23, repurchase date 03/05/24		5.63%		02/02/24	198,786,899	197,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $229,738,691, 2.16% - 14.66%, due 07/15/26 - 12/26/67)
Issued 12/27/23, repurchase date 03/26/24		5.67%		02/02/24	198,148,018	197,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $229,761,781, 4.21% - 14.51%, due 07/15/25 - 01/25/63)
BOFA SECURITIES INC
Issued 12/18/23, repurchase date 04/16/24	(a)	5.90%	01/02/24	03/28/24	249,055,431	245,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$264,600,001, 0.00%, due 06/10/50 - 12/31/00)
(SOFR + 0.50%)

Issued 12/18/23, repurchase date 04/16/24	(a)	5.95%	01/02/24	04/02/24	1,460,140,403	1,435,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $1,650,250,000, 0.00% -
15.45%, due 06/25/24 - 07/20/17)
(SOFR + 0.55%)

CITIGROUP GLOBAL MARKETS INC
Issued 10/12/23, repurchase date 01/12/24	(a)	5.57%	01/02/24	01/05/24	198,577,672	196,000,000
(Collateralized by U.S. Treasury Securities, common
stocks, ETFs, corporate bonds, asset backed securities,
American depositary receipts, or non-agency
collateralized mortgage obligations valued at
$199,921,512, 0.00% - 3.75%, due 05/15/41 - 12/31/00)
(SOFR + 0.17%)

CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/28/23, repurchase date 01/04/24		5.37%		01/04/24	78,081,445	78,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $82,417,757, 0.63% - 9.02%, due 09/10/24 - 11/17/56)
Issued 12/29/23, repurchase date 01/05/24		5.37%		01/05/24	489,510,598	489,000,000
(Collateralized by U.S. Government Agency Securities,
common stocks, ETFs, corporate bonds, asset backed
securities, or non-agency collateralized mortgage
obligations valued at $521,713,542, 0.98% - 11.75%, due
06/19/24 - 12/31/00)

See financial notes
27Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
JP MORGAN SECURITIES LLC
Issued 11/20/23, repurchase date 01/19/24	(a)	5.62%	01/02/24	01/05/24	637,545,643	633,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $732,320,532, 0.01% -
13.38%, due 05/25/24 - 12/31/00)
(SOFR + 0.22%)

Issued 11/08/23, repurchase date 05/06/24	(a)	5.85%	01/02/24	03/28/24	1,001,431,338	979,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $1,135,055,389, 0.00% -
18.91%, due 03/01/24 - 12/31/00)
(SOFR + 0.45%)

Issued 12/27/23, repurchase date 06/24/24	(a)	5.87%	01/02/24	03/28/24	497,350,544	490,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $563,682,826, 0.43% -
18.86%, due 02/20/24 - 12/31/00)
(SOFR + 0.47%)

Issued 10/25/23, repurchase date 05/02/24	(a)	5.88%	01/02/24	03/28/24	308,620,317	301,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $349,775,442, 0.00% -
11.50%, due 04/17/24 - 12/31/00)
(SOFR + 0.48%)

Issued 10/05/23, repurchase date 04/02/24	(a)	5.90%	01/02/24	03/28/24	1,510,103,056	1,468,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $1,711,391,180, 0.54% -
21.61%, due 02/15/24 - 12/31/00)
(SOFR + 0.50%)

MIZUHO SECURITIES USA LLC
Issued 12/29/23, repurchase date 01/02/24		5.42%		01/02/24	122,073,471	122,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$131,760,003, 0.00%, due 12/31/00)

RBC CAPITAL MARKETS LLC
Issued 12/28/23, repurchase date 01/04/24		5.42%		01/04/24	783,825,195	783,000,000
(Collateralized by U.S. Treasury and U.S. Government
Agency Securities, common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $822,750,104, 0.00% -
9.24%, due 01/15/24 - 12/31/00)

WELLS FARGO SECURITIES LLC
Issued 12/07/23, repurchase date 03/07/24		5.72%		03/07/24	248,542,428	245,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $285,823,792, 0.62% - 9.48%, due 02/18/25 - 06/25/67)
See financial notes
Schwab Value Advantage Money Fund | Annual Report28

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 11/22/23, repurchase date 03/21/24		5.78%		03/21/24	298,645,133	293,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $343,441,904, 0.34% - 9.48%, due 08/15/24 - 11/17/40)
Issued 12/05/23, repurchase date 06/03/24		5.99%		04/02/24	314,098,486	308,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $364,867,225, 0.00% - 14.37%, due 07/22/24 - 04/25/69)
Issued 10/11/23, repurchase date 04/08/24		6.05%		04/02/24	226,433,167	220,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $260,653,251, 0.00% - 14.37%, due 01/15/25 - 02/25/67)
Issued 12/27/23, repurchase date 06/21/24		5.85%		06/21/24	603,883,588	587,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $634,078,431, 0.63% - 9.25%, due 01/16/24 - 12/31/00)
						11,249,000,000
Total Repurchase Agreements (Cost $111,862,932,022)						111,862,932,022
Total Investments in Securities (Cost $254,307,419,066)						254,307,419,066

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**
Collateralized via common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities. Securities without a stated maturity date, such as common stocks, ETFs,
American depositary receipts and perpetual bonds, are represented by 12/31/00.

(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Credit-enhanced or liquidity-enhanced.
(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $49,246,349,846 or 18.6% of net assets.

(d)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

DEV —	Development
EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
ETF —	Exchange-traded fund
FICC —	Fixed Income Clearing Corp
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At December 31, 2023, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments
See financial notes
29Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Value Advantage Money Fund | Annual Report30

Schwab Value Advantage Money Fund
Statement of Assets and Liabilities

As of December 31, 2023
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$142,444,487,044
Repurchase agreements, at cost and value — unaffiliated (Note 2a)		111,862,932,022
Cash		9,192,359,305
Receivables:
Fund shares sold		2,226,322,841
Interest		965,153,494
Prepaid expenses	+	4,155,477
Total assets		266,695,410,183

Liabilities
Payables:
Fund shares redeemed		835,600,120
Distributions to shareholders		386,912,858
Investment adviser and administrator fees		37,314,627
Investments bought		11,840,000
Shareholder service fees		3,645,500
Independent trustees’ fees		831
Accrued expenses	+	14,882,129
Total liabilities		1,290,196,065
Net assets		$265,405,214,118

Net Assets by Source
Capital received from investors		$265,403,854,757
Total distributable earnings	+	1,359,361
Net assets		$265,405,214,118

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$169,906,368,263		169,903,778,343		$1.00
Ultra Shares	$95,498,845,855		95,497,150,419		$1.00

See financial notes
31Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Statement of Operations

For the period January 1, 2023 through December 31, 2023
Investment Income
Interest received from securities - unaffiliated		$11,388,742,174

Expenses
Investment adviser and administrator fees		408,297,205
Shareholder service fees:
Investor Shares		198,333,028
Registration fees		22,679,837
Portfolio accounting fees		1,574,974
Custodian fees		1,508,083
Shareholder reports		1,453,826
Professional fees		423,908
Independent trustees’ fees		253,787
Transfer agent fees		1,334
Other expenses	+	1,068,934
Total expenses		635,594,916
Expense reduction	–	28,964,513
Net expenses	–	606,630,403
Net investment income		10,782,111,771

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		263,029
Increase in net assets resulting from operations		$10,782,374,800
See financial notes
Schwab Value Advantage Money Fund | Annual Report32

Schwab Value Advantage Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/23-12/31/23		1/1/22-12/31/22
Net investment income		$10,782,111,771	$1,932,180,048
Net realized gains	+	263,029	19,783
Increase in net assets from operations		$10,782,374,800	$1,932,199,831

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($6,570,789,959 )	($1,086,735,284 )
Ultra Shares	+	(4,210,185,687)	(845,462,963)
Total distributions		($10,780,975,646 )	($1,932,198,247 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		221,635,316,442	101,563,715,487
Ultra Shares	+	137,943,618,156	87,751,606,766
Total shares sold		359,578,934,598	189,315,322,253
Shares Reinvested
Investor Shares		5,041,927,370	820,693,630
Ultra Shares	+	3,322,798,144	662,088,854
Total shares reinvested		8,364,725,514	1,482,782,484
Shares Redeemed
Investor Shares		(151,061,896,319)	(50,339,619,587)
Ultra Shares	+	(114,832,941,050)	(52,426,771,227)
Total shares redeemed		(265,894,837,369)	(102,766,390,814)
Net transactions in fund shares		102,048,822,743	88,031,713,923

NET ASSETS
Beginning of period		$163,354,992,221	$75,323,276,714
Total increase	+	102,050,221,897	88,031,715,507
End of period		$265,405,214,118	$163,354,992,221

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
33Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Financial Notes

1. Business Structure of the Fund:
Schwab Value Advantage Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Value Advantage Money Fund offers two share classes: Investor Shares and Ultra Shares.
Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund.  Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
Schwab Value Advantage Money Fund | Annual Report34

Schwab Value Advantage Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs), and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2023, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of  the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2023, the fund had investments in repurchase agreements with a gross value of $111,862,932,022 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Delayed-Delivery and When-Issued Transactions: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a
35Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
The fund offers multiple share classes. The net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the U.S. Securities and Exchange Commission (SEC) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information,
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Schwab Value Advantage Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.
On July 12, 2023, the SEC adopted amendments to the rules that govern money market funds under the 1940 Act (the “new rules”). The new rules are in response to stresses in fixed income markets at the onset of the COVID-19 pandemic in March 2020. Along with amendments related to liquidity thresholds, redemption fees and the removal of redemption gates, there are amendments that add reporting requirements for money market funds on Form N-CR and Form N-MFP. There are various compliance dates for the new rules with the compliance date for the new reporting requirements on Form N-CR and Form N-MFP set for June 11, 2024.  Schwab Money Funds have met the first set of compliance deadlines and are well prepared to meet those that are upcoming.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Retail Money Market Fund Risk. The fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time.  As with any investment whose yield reflects current interest rates, the fund’s yield will change over time.  During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even  negative. In addition, the fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time,
37Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Financial Notes (continued)

3. Risk Factors (continued):
the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk.  A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid
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Schwab Value Advantage Money Fund
Financial Notes (continued)

3. Risk Factors (continued):
securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Regulation Risk. The SEC and other regulatory agencies continue to review the regulation of money market funds. As of the date of this shareholder report, the SEC has proposed amendments to the rules that govern money market funds. These proposed amendments, if implemented, may affect the fund’s investment strategies, performance, yield, expenses, operations and continued viability.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund.  The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
SHAREHOLDER SERVICING FEE
Investor Shares	0.15%
Ultra Shares	n/a
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Schwab Value Advantage Money Fund
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
Investor Shares	0.34%
Ultra Shares	0.19%
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2023, the fund had no direct security transactions with other funds in the Fund Complex.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 28, 2023. On September 28, 2023, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 28, 2023. On September 28, 2023, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2023, the tax basis cost of the fund’s investments was $254,307,419,066.
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Schwab Value Advantage Money Fund
Financial Notes (continued)

7. Federal Income Taxes (continued):
As of December 31, 2023, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	TOTAL
$1,359,361	$1,359,361
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	ORDINARY INCOME
$10,780,975,646	$1,932,198,247
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements.  The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended December 31, 2023, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
41Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Value Advantage Money Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Value Advantage Money Fund (the “Fund”), one of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 16, 2024
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Schwab Value Advantage Money Fund
Other Federal Tax Information (unaudited)

For the fiscal year ended December 31, 2023, the fund designates 99.76% of dividend income as business interest income under section 163(j) of the Internal Revenue Code.
43Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Schwab Value Advantage Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Co-Chairman of the
Board (July 2022 – present) and Director (Apr. 2006 – present), Charles
Schwab Bank, SSB; Co-Chairman of the Board (July 2022 – present) and
Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB;
Co-Chairman of the Board (July 2022 – present) and Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Manager
(Sept. 2023 – present), TD Ameritrade Holding LLC; Director
(Oct. 2020 – Aug. 2023), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

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Schwab Value Advantage Money Fund
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment
Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), President (Oct. 2023 – present), (Chief
Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and
President (Oct. 2022 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive
Officer (Sept. 2023 – present), President (Oct. 2023 – present), Chief Investment Officer
(June 2011 – present) and Vice President (June 2011 – Sept. 2023), Schwab Funds, Laudus
Trust and Schwab ETFs.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present), Chief Operating Officer (Oct. 2023 – present), Managing
Director (Mar. 2023 – present) and Vice President (Oct. 2013 – Mar. 2023), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director
(May 2022 – present) and Vice President (Apr. 2022 – May 2022), Charles Schwab & Co., Inc.

Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Chief Investment Officer (Oct. 2023 – present) and Vice President (Feb. 2018 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present),
Chief Investment Officer (Oct. 2023 – present), and Senior Vice President
(Oct. 2012 – Mar. 2023), Charles Schwab Investment Management, Inc.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Senior Vice President (Jan. 2020 – Mar. 2023) and
Chief Investment Officer (Jan. 2020 – present) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present), Managing Director (Mar. 2023 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (Aug. 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Schwab Value Advantage Money Fund | Annual Report46

Schwab Value Advantage Money Fund
Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
American Depositary Receipt (ADR) U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity See weighted average maturity.
effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
47Schwab Value Advantage Money Fund | Annual Report

Schwab Value Advantage Money Fund
variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
Schwab Value Advantage Money Fund | Annual Report48

Schwab Value Advantage Money Fund
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2024 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares if the Fund’s Board determines that the fee is in the best interests of the Fund. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13860-27
00294941

Annual Report | December 31, 2023
Schwab Government Money Funds

Schwab Government
Money Fund
Schwab U.S. Treasury
Money Fund
Schwab Treasury Obligations
Money Fund

No Action Required – Notice Regarding Shareholder Report Delivery
Beginning on July 24, 2024, fund shareholder reports will be streamlined to highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will not appear in the streamlined shareholder reports but will available online and delivered free of charge upon request.

• If you already receive the full shareholder reports, you will receive the streamlined shareholder reports in the same way that you currently receive the full shareholder reports (either in paper or electronically).

• If you currently receive a notification when a shareholder report is available on a fund’s website, beginning July 24, 2024, you will begin to receive the streamlined shareholder report (in paper).

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
1Schwab Government Money Funds | Annual Report

Schwab Government Money Funds
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management,
leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds and has overall responsibility for all aspects of the management of the funds. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2011, Ms. Paschen held a number of positions at
American Century Investments. She was most recently a portfolio manager and, from 2000 to 2003, worked as a fixed-income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2016, Ms. Perret-Gentil worked at Freddie Mac for
15 years, most recently as a senior portfolio manager where she managed and executed trades for a fixed-income strategy. Prior to that role, she served as a portfolio manager performing fixed-income analysis, a senior research analyst for investor and dealer relations, a senior securities operations analyst in loan and securities operations, and a lead mortgage securities operations specialist. She also worked at Merrill Lynch for a year as a senior specialist in fixed-income global banking and investments.

Schwab Government Money Funds | Annual Report2

Schwab Government Money Fund

The Schwab Government Money Fund’s (the fund) goal is to seek the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies, or instrumentalities, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies, or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2023, demand for money market funds remained strong. In its efforts to lower inflation, the Fed raised interest rates four times between January and July, increasing the federal funds rate from a range of 4.25% to 4.50% to a range of 5.25% to 5.50%. The Fed cited strong economic activity and low unemployment along with the potential risks from tighter financial and credit conditions for households and businesses as justification for keeping the federal funds rate unchanged later in the year. The Fed also maintained its program to reduce the assets held on its balance sheet, though its balance sheet temporarily spiked in March when the Fed supported banks after the failure of two U.S. regional banks (a third U.S. regional bank failed in early May). Despite that spike, the Fed’s balance sheet assets declined over the reporting period.
In January, the U.S. Treasury hit the debt limit and began operating under “extraordinary measures.” During the lead-up to debt-ceiling negotiations, the supply of U.S. Treasury bills declined, and short-term U.S. Treasury bills with maturities that could potentially be affected by a technical default became more volatile. Supply subsequently increased once a debt ceiling agreement was reached in early June. Through it all, the Fed’s Overnight Reverse Repurchase Agreement Facility ensured there was no shortage of supply despite the swings in U.S. Treasury bill issuance.
Central banks outside the United States battled with persistently high inflation. Both the European Central Bank and the Bank of England raised their key policy rates multiple times over the year—six times for the European Central Bank and five times for the Bank of England—before holding rates steady beginning at their October and September meetings, respectively, as inflation and pricing pressures finally showed signs of easing. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but maintained its pledge to ramp up stimulus “without hesitation” if needed.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while continuing its rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. Over the reporting period, the fund experienced a significant increase in assets in response to attractive money market fund yields. As the year progressed, inflation and expectations of future rate hikes diminished, and with an increasing likelihood of rate cuts in 2024. To lock in higher yields before the Fed potentially begins cutting rates, the fund’s weighted average maturity (WAM) was extended, beginning the reporting period at 20 days and ending it at 34 days.

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	34 Days

Management views and portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3Schwab Government Money Funds | Annual Report

Schwab Government Money Fund
Performance and Fund Facts as of December 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Government Money Fund
	Sweep Shares	Investor Shares	Ultra Shares
Ticker Symbol	SWGXX	SNVXX	SGUXX
Minimum Initial Investment[1]	*	None	$1,000,000
Seven-Day Yield (with waivers)[2]	5.00%	5.10%	5.25%
Seven-Day Yield (without waivers)[2]	4.98%	5.08%	5.23%
Seven-Day Effective Yield (with waivers)[2]	5.12%	5.23%	5.39%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*
Subject to the eligibility terms and conditions of your Schwab account agreement.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
Schwab Government Money Funds | Annual Report4

Schwab U.S. Treasury Money Fund

The Schwab U.S. Treasury Money Fund’s (the fund) goal is to seek the highest current income that is consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government. The fund will invest at least 99.5% of its total assets in cash and/or government securities (including bills and notes); under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. Treasury securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2023, demand for money market funds remained strong. In its efforts to lower inflation, the Fed raised interest rates four times between January and July, increasing the federal funds rate from a range of 4.25% to 4.50% to a range of 5.25% to 5.50%. The Fed cited strong economic activity and low unemployment along with the potential risks from tighter financial and credit conditions for households and businesses as justification for keeping the federal funds rate unchanged later in the year. The Fed also maintained its program to reduce the assets held on its balance sheet, though its balance sheet temporarily spiked in March when the Fed supported banks after the failure of two U.S. regional banks (a third U.S. regional bank failed in early May). Despite that spike, the Fed’s balance sheet assets declined over the reporting period.
In January, the U.S. Treasury hit the debt limit and began operating under “extraordinary measures.” During the lead-up to debt-ceiling negotiations, the supply of U.S. Treasury bills declined, and short-term U.S. Treasury bills with maturities that could potentially be affected by a technical default became more volatile. Supply subsequently increased once a debt ceiling agreement was reached in early June. Through it all, the Fed’s Overnight Reverse Repurchase Agreement Facility ensured there was no shortage of supply despite the swings in U.S. Treasury bill issuance.
Central banks outside the United States battled with persistently high inflation. Both the European Central Bank and the Bank of England raised their key policy rates multiple times over the year—six times for the European Central Bank and five times for the Bank of England—before holding rates steady beginning at their October and September meetings, respectively, as inflation and pricing pressures finally showed signs of easing. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but maintained its pledge to ramp up stimulus “without hesitation” if needed.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while continuing its rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. Over the reporting period, the fund experienced a significant increase in assets in response to attractive money market fund yields. As the year progressed, inflation moderated, expectations of future rate hikes diminished, and the potential for rate cuts in 2024 grew. To lock in higher yields before the Fed potentially begins cutting rates, the fund’s weighted average maturity (WAM) was extended, beginning the reporting period at 38 days and ending it at 49 days. Due to the contentious nature of the debt ceiling debate, U.S. Treasury bills experienced increased volatility during the reporting period that caused unusual market conditions, resulting in the fund investing in non-U.S. Treasury securities that were not impacted by debt ceiling-related volatility during this time.

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3,4

Statistics
Weighted Average Maturity[2]	49 Days

Management views and portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
The fund may elect to invest up to 20% of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5Schwab Government Money Funds | Annual Report

Schwab U.S. Treasury Money Fund
Performance and Fund Facts as of December 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab U.S. Treasury Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SNSXX	SUTXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	5.08%	5.23%
Seven-Day Yield (without waivers)[2]	5.04%	5.19%
Seven-Day Effective Yield (with waivers)[2]	5.21%	5.37%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
Schwab Government Money Funds | Annual Report6

Schwab Treasury Obligations Money Fund

The Schwab Treasury Obligations Money Fund’s (the fund) goal is to seek current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and repurchase agreements backed by such investments. The fund will invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash and/or government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. Treasury obligations or repurchase agreements backed by such obligations (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2023, demand for money market funds remained strong. In its efforts to lower inflation, the Fed raised interest rates four times between January and July, increasing the federal funds rate from a range of 4.25% to 4.50% to a range of 5.25% to 5.50%. The Fed cited strong economic activity and low unemployment along with the potential risks from tighter financial and credit conditions for households and businesses as justification for keeping the federal funds rate unchanged later in the year. The Fed also maintained its program to reduce the assets held on its balance sheet, though its balance sheet temporarily spiked in March when the Fed supported banks after the failure of two U.S. regional banks (a third U.S. regional bank failed in early May). Despite that spike, the Fed’s balance sheet assets declined over the reporting period.
In January, the U.S. Treasury hit the debt limit and began operating under “extraordinary measures.” During the lead-up to debt-ceiling negotiations, the supply of U.S. Treasury bills declined, and short-term U.S. Treasury bills with maturities that could potentially be affected by a technical default became more volatile. Supply subsequently increased once a debt ceiling agreement was reached in early June. Through it all, the Fed’s Overnight Reverse Repurchase Agreement Facility ensured there was no shortage of supply despite the swings in U.S. Treasury bill issuance.
Central banks outside the United States battled with persistently high inflation. Both the European Central Bank and the Bank of England raised their key policy rates multiple times over the year—six times for the European Central Bank and five times for the Bank of England—before holding rates steady beginning at their October and September meetings, respectively, as inflation and pricing pressures finally showed signs of easing. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but maintained its pledge to ramp up stimulus “without hesitation” if needed.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while continuing its rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. Over the reporting period, the fund experienced a significant increase in assets in response to attractive money market fund yields. As the year progressed, inflation moderated, expectations of future rate hikes diminished, and the potential for rate cuts in 2024 grew. To lock in higher yields before the Fed potentially begins cutting rates, the fund’s weighted average maturity (WAM) was extended, beginning the reporting period at 8 days and ending it at 41 days.

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3,4

Statistics
Weighted Average Maturity[2]	41 Days

Management views and portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
The fund may elect to invest up to 20% of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
7Schwab Government Money Funds | Annual Report

Schwab Treasury Obligations Money Fund
Performance and Fund Facts as of December 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Treasury Obligations Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SNOXX	SCOXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	5.07%	5.22%
Seven-Day Yield (without waivers)[2]	5.04%	5.19%
Seven-Day Effective Yield (with waivers)[2]	5.20%	5.36%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
Schwab Government Money Funds | Annual Report8

Schwab Government Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2023 and held through December 31, 2023.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1]	BEGINNING ACCOUNT VALUE AT 7/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/23	EXPENSES PAID DURING PERIOD 7/1/23-12/31/23[2]
Schwab Government Money Fund
Sweep Shares
Actual Return	0.44%	$1,000.00	$1,025.10	$2.25
Hypothetical 5% Return	0.44%	$1,000.00	$1,022.99	$2.24
Investor Shares
Actual Return	0.34%	$1,000.00	$1,025.60	$1.74
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.49	$1.73
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,026.40	$0.97
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.25	$0.97
Schwab U.S. Treasury Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,025.60	$1.74
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.49	$1.73
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,026.40	$0.97
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.25	$0.97
Schwab Treasury Obligations Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,025.60	$1.74
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.49	$1.73
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,026.40	$0.97
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.25	$0.97

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days in the period, and divided by 365 days in the fiscal year.

9Schwab Government Money Funds | Annual Report

Schwab Government Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Sweep Shares	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.05	0.01	0.00 [2]	0.00 [2]	0.02
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—
Total from investment operations	0.05	0.01	0.00 [2]	0.00 [2]	0.02
Less distributions:
Distributions from net investment income	(0.05)	(0.01)	(0.00)[2,3]	(0.00)[2]	(0.02)
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	—
Total distributions	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.71%	1.29%	0.02%[3]	0.23%	1.65%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.44%	0.35%[4,5]	0.06%[5]	0.30%[5,6]	0.59%
Gross operating expenses	0.45%	0.45%[4]	0.45%	0.52%	0.59%
Net investment income (loss)	4.59%	1.21%	0.02%	0.18%	1.64%
Net assets, end of period (x 1,000,000)	$18,265	$20,458	$24,159	$20,119	$12,450

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[6]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
See financial notes
Schwab Government Money Funds | Annual Report10

Schwab Government Money Fund
FINANCIAL HIGHLIGHTS (continued)

Investor Shares	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.05	0.01	0.00 [2]	0.00 [2]	0.02
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—
Total from investment operations	0.05	0.01	0.00 [2]	0.00 [2]	0.02
Less distributions:
Distributions from net investment income	(0.05)	(0.01)	(0.00)[2,3]	(0.00)[2]	(0.02)
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	—
Total distributions	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.81%	1.36%	0.02%[3]	0.30%	1.90%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34%	0.30%[4,5]	0.06%[5]	0.27%[5,6]	0.35%
Gross operating expenses	0.35%	0.35%[4]	0.35%	0.43%	0.47%
Net investment income (loss)	4.78%	1.59%	0.02%	0.28%	1.84%
Net assets, end of period (x 1,000,000)	$21,646	$10,823	$6,782	$11,980	$13,436

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[6]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
See financial notes
11Schwab Government Money Funds | Annual Report

Schwab Government Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.05	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.05	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.05)	(0.01)	(0.00)[3,4]	(0.00)[3]
Distributions from net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions	(0.05)	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00
Total return	4.97%	1.48%	0.02%[4]	0.00%[5,6]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%	0.18%[7,8]	0.06%[8]	0.13%[8,9]
Gross operating expenses	0.20%	0.20%[7]	0.20%	0.20%[9]
Net investment income (loss)	4.92%	1.76%	0.03%	0.01%[9]
Net assets, end of period (x 1,000,000)	$16,202	$8,636	$4,726	$1,647

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[5]	Not annualized.
[6]	Percentage was less than 0.005%.
[7]	Ratio includes less than 0.005% of non-routine proxy expenses.
[8]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[9]	Annualized.
See financial notes
Schwab Government Money Funds | Annual Report12

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 23.4% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
		5.48%		04/24/24	49,800,000	48,971,522
(SOFR + 0.08%)	(a)	5.48%	01/02/24	04/26/24	44,700,000	44,700,000
(EFFR + 0.06%)	(a)	5.39%	01/02/24	06/24/24	47,600,000	47,600,000
(SOFR + 0.09%)	(a)	5.49%	01/02/24	07/01/24	90,500,000	90,500,000
		5.40%		07/11/24	67,100,000	65,277,266
(SOFR + 0.08%)	(a)	5.48%	01/02/24	07/22/24	47,700,000	47,691,719
(SOFR + 0.10%)	(a)	5.50%	01/02/24	08/08/24	12,300,000	12,300,000
		5.32%		08/12/24	48,100,000	46,574,482
(EFFR + 0.08%)	(a)	5.41%	01/02/24	08/12/24	74,600,000	74,604,283
		3.38%		08/26/24	149,047,000	147,129,657
		5.04%		09/17/24	96,200,000	92,843,288
		5.50%		09/20/24	38,400,000	36,943,979
(SOFR + 0.18%)	(a)	5.58%	01/02/24	10/16/24	123,800,000	123,823,253
(SOFR + 0.13%)	(a)	5.53%	01/02/24	11/01/24	114,200,000	114,200,000
(SOFR + 0.14%)	(a)	5.54%	01/02/24	11/07/24	47,600,000	47,600,000
		0.88%		11/18/24	72,100,000	69,466,111
		4.95%		12/17/24	48,300,000	46,088,262
(SOFR + 0.11%)	(a)	5.51%	01/02/24	12/26/24	119,700,000	119,654,565
(SOFR + 0.15%)	(a)	5.55%	01/02/24	01/03/25	48,900,000	48,900,000
(SOFR + 0.12%)	(a)	5.52%	01/02/24	01/21/25	172,600,000	172,600,000
(SOFR + 0.17%)	(a)	5.57%	01/02/24	01/23/25	38,200,000	38,200,000
(SOFR + 0.13%)	(a)	5.53%	01/02/24	03/07/25	71,600,000	71,600,000
(SOFR + 0.14%)	(a)	5.54%	01/02/24	04/21/25	91,400,000	91,400,000
(SOFR + 0.15%)	(a)	5.55%	01/02/24	04/28/25	71,900,000	71,900,000
(SOFR + 0.16%)	(a)	5.56%	01/02/24	05/02/25	239,600,000	239,600,000
(SOFR + 0.16%)	(a)	5.56%	01/02/24	05/15/25	24,000,000	24,000,000
(SOFR + 0.13%)	(a)	5.53%	01/02/24	05/20/25	144,200,000	144,200,000
(SOFR + 0.15%)	(a)	5.55%	01/02/24	05/27/25	38,300,000	38,300,000
(SOFR + 0.17%)	(a)	5.57%	01/02/24	06/02/25	143,700,000	143,700,000
(EFFR + 0.14%)	(a)	5.47%	01/02/24	06/11/25	143,800,000	143,800,000
(SOFR + 0.14%)	(a)	5.54%	01/02/24	06/24/25	86,400,000	86,400,000
(3 mo. US TBILL + 0.16%)	(a)	5.49%	01/03/24	06/30/25	143,700,000	143,700,000
(SOFR + 0.17%)	(a)	5.56%	01/02/24	06/30/25	134,200,000	134,200,000
(3 mo. US TBILL + 0.18%)	(a)	5.51%	01/03/24	07/17/25	158,600,000	158,600,000
(SOFR + 0.16%)	(a)	5.56%	01/02/24	07/21/25	28,800,000	28,800,000
See financial notes
13Schwab Government Money Funds | Annual Report

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(EFFR + 0.14%)	(a)	5.47%	01/02/24	08/20/25	81,700,000	81,700,000
(EFFR + 0.13%)	(a)	5.46%	01/02/24	09/15/25	96,200,000	96,200,000
(EFFR + 0.15%)	(a)	5.48%	01/02/24	09/26/25	52,800,000	52,800,000
(SOFR + 0.16%)	(a)	5.56%	01/02/24	10/06/25	132,000,000	131,986,629
(SOFR + 0.16%)	(a)	5.56%	01/02/24	10/17/25	96,100,000	96,100,000
(SOFR + 0.13%)	(a)	5.53%	01/02/24	10/21/25	192,400,000	192,400,000
(SOFR + 0.16%)	(a)	5.56%	01/02/24	11/14/25	168,200,000	168,200,000
(SOFR + 0.16%)	(a)	5.56%	01/02/24	11/28/25	18,900,000	18,900,000
(SOFR + 0.15%)	(a)	5.55%	01/02/24	12/15/25	14,400,000	14,400,000
FEDERAL HOME LOAN BANKS
		5.43%		01/22/24	225,600,000	224,933,227
		5.00%		01/26/24	47,700,000	47,700,000
(SOFR + 0.05%)	(a)	5.45%	01/02/24	02/02/24	48,100,000	48,100,000
		5.50%		02/02/24	95,800,000	95,800,000
		4.80%		02/06/24	167,000,000	167,000,000
		5.00%		02/09/24	143,100,000	143,100,000
		5.02%		02/09/24	95,400,000	94,918,654
		5.44%		02/21/24	11,900,000	11,811,742
(SOFR + 0.05%)	(a)	5.45%	01/02/24	02/22/24	240,200,000	240,200,000
		5.45%		03/04/24	239,900,000	237,704,049
(SOFR + 0.05%)	(a)	5.45%	01/02/24	03/04/24	144,100,000	144,100,000
		5.41%		03/08/24	214,600,000	214,600,000
(SOFR + 0.05%)	(a)	5.45%	01/02/24	03/18/24	143,900,000	143,900,000
		5.32%		03/20/24	193,100,000	190,905,579
(SOFR + 0.05%)	(a)	5.45%	01/02/24	03/25/24	144,100,000	144,100,000
		5.35%		04/01/24	379,900,000	374,908,114
		5.42%		04/12/24	119,800,000	119,800,000
		5.13%		04/17/24	71,700,000	71,700,000
		5.30%		04/19/24	91,500,000	91,500,000
		5.34%		04/26/24	149,500,000	149,403,132
		5.45%		05/03/24	144,200,000	141,610,008
		5.30%		05/22/24	73,250,000	73,250,000
		5.48%		05/24/24	96,100,000	94,076,828
		5.23%		05/28/24	119,600,000	119,600,000
		5.36%		06/07/24	192,300,000	192,251,873
		4.88%		06/14/24	16,425,000	16,381,576
(SOFR + 0.03%)	(a)	5.43%	01/02/24	06/24/24	120,300,000	120,300,000
(SOFR + 0.06%)	(a)	5.46%	01/02/24	06/24/24	216,200,000	216,200,000
		3.00%		07/08/24	88,850,000	87,782,187
		5.44%		07/11/24	24,000,000	23,342,960
		5.31%		07/12/24	192,200,000	186,941,408
		5.51%		07/12/24	119,800,000	119,800,000
		5.10%		07/22/24	144,300,000	140,296,116
(SOFR + 0.10%)	(a)	5.50%	01/02/24	07/26/24	119,100,000	119,100,000
		5.56%		07/29/24	95,800,000	95,800,000
		5.45%		08/13/24	143,900,000	143,900,000
		1.50%		08/15/24	54,790,000	53,513,992
		5.31%		08/15/24	96,200,000	93,113,957
		5.58%		08/19/24	143,800,000	143,800,000
(SOFR + 0.10%)	(a)	5.50%	01/02/24	09/04/24	95,500,000	95,500,000
See financial notes
Schwab Government Money Funds | Annual Report14

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		5.58%		09/04/24	95,900,000	95,900,000
		5.42%		09/11/24	348,400,000	335,765,855
		2.88%		09/13/24	58,560,000	57,520,915
		4.88%		09/13/24	105,700,000	105,417,572
		5.22%		09/13/24	225,000,000	216,999,375
		5.46%		09/27/24	120,100,000	115,442,422
		4.50%		10/03/24	96,100,000	95,429,824
		5.40%		10/10/24	72,100,000	72,100,000
		5.19%		10/30/24	96,600,000	96,583,060
		5.28%		11/01/24	240,300,000	240,233,130
		5.71%		11/15/24	240,100,000	240,100,000
(SOFR + 0.12%)	(a)	5.52%	01/02/24	11/18/24	71,800,000	71,800,000
(SOFR + 0.10%)	(a)	5.50%	01/02/24	11/27/24	149,300,000	149,300,000
		2.75%		12/13/24	28,800,000	28,219,683
		5.50%		01/08/25	48,100,000	48,100,000
(SOFR + 0.14%)	(a)	5.54%	01/02/24	04/21/25	72,000,000	72,000,000
(SOFR + 0.12%)	(a)	5.52%	01/02/24	05/01/25	71,700,000	71,700,000
(SOFR + 0.14%)	(a)	5.54%	01/02/24	05/14/25	143,800,000	143,800,000
(SOFR + 0.14%)	(a)	5.54%	01/02/24	05/19/25	239,300,000	239,300,000
(SOFR + 0.12%)	(a)	5.52%	01/02/24	06/16/25	240,300,000	240,300,000
(SOFR + 0.14%)	(a)	5.54%	01/02/24	06/17/25	239,900,000	239,900,000
(SOFR + 0.16%)	(a)	5.56%	01/02/24	07/28/25	95,900,000	95,900,000
(SOFR + 0.16%)	(a)	5.56%	01/02/24	08/22/25	143,900,000	143,900,000
(SOFR + 0.19%)	(a)	5.59%	01/02/24	10/24/25	96,000,000	96,000,000
(SOFR + 0.19%)	(a)	5.59%	01/02/24	10/30/25	48,100,000	48,100,000
(SOFR + 0.20%)	(a)	5.60%	01/02/24	11/14/25	96,200,000	96,200,000
(SOFR + 0.21%)	(a)	5.61%	01/02/24	12/26/25	96,200,000	96,200,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION
		5.20%		04/19/24	96,100,000	96,100,000
		5.17%		05/22/24	73,250,000	73,250,000
		1.75%		07/02/24	66,597,000	65,423,756
		5.66%		08/09/24	133,900,000	133,900,000
		2.63%		09/06/24	83,306,000	81,729,722
Total U.S. Government Agency Debt (Cost $13,143,915,732)						13,143,915,732

U.S. TREASURY DEBT 6.3% OF NET ASSETS
UNITED STATES TREASURY
		5.44%		01/11/24	77,000,000	76,896,685
		5.45%		02/06/24	77,200,000	76,798,453
		5.47%		02/13/24	77,000,000	76,517,775
		2.25%		04/30/24	191,800,000	189,897,383
		2.50%		04/30/24	283,800,000	281,130,252
		0.25%		05/15/24	79,800,000	78,332,688
		0.25%		06/15/24	159,800,000	156,212,213
		1.75%		07/31/24	80,000,000	78,312,743
		3.00%		07/31/24	116,700,000	115,113,970
		0.38%		08/15/24	142,100,000	137,894,929
		0.38%		09/15/24	151,300,000	146,306,437
See financial notes
15Schwab Government Money Funds | Annual Report

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		2.13%		09/30/24	129,100,000	126,250,211
		0.63%		10/15/24	86,500,000	83,502,646
		1.50%		10/31/24	12,200,000	11,838,674
		0.75%		11/15/24	177,100,000	170,554,828
		2.25%		11/15/24	43,200,000	42,144,295
		1.50%		11/30/24	152,700,000	148,127,565
		2.25%		12/31/24	86,200,000	84,002,076
(3 mo. US TBILL + 0.20%)	(a)	5.53%	01/02/24	01/31/25	425,900,000	426,323,226
(3 mo. US TBILL + 0.17%)	(a)	5.50%	01/02/24	04/30/25	303,300,000	303,485,745
(3 mo. US TBILL + 0.13%)	(a)	5.46%	01/02/24	07/31/25	362,300,000	362,101,596
(3 mo. US TBILL + 0.17%)	(a)	5.50%	01/02/24	10/31/25	324,800,000	324,431,774
Total U.S. Treasury Debt (Cost $3,496,176,164)						3,496,176,164

VARIABLE RATE DEMAND NOTES 0.3% OF NET ASSETS
BRIDGE WF II PARKWAY CLUB LLC
TAXABLE M/F HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(b)	5.46%		01/05/24	56,900,000	56,900,000
FARR LIFE LLC
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(b)	5.45%		01/05/24	5,000,000	5,000,000
GINA RISTOW BELLING 2022
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(b)	5.45%		01/05/24	20,310,000	20,310,000
RIVERSIDE HOME LENDING
TAXABLE S/F RENTAL HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(b)	5.46%		01/05/24	77,300,000	77,300,000
Total Variable Rate Demand Notes (Cost $159,510,000)						159,510,000

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 68.6% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 35.6%
BANCO SANTANDER SA
Issued 12/29/23, repurchase date 01/02/24		5.33%		01/02/24	83,049,154	83,000,000
(Collateralized by U.S. Government Agency Securities valued at $85,490,000, 3.00% - 5.00%, due 02/01/29 - 02/01/50)
BANK OF MONTREAL
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	169,100,273	169,000,000
(Collateralized by U.S. Government Agency Securities valued at $174,173,281, 3.00% - 7.50%, due 04/20/36 - 12/20/63)
See financial notes
Schwab Government Money Funds | Annual Report16

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BARCLAYS BANK PLC
Issued 12/26/23, repurchase date 01/02/24		5.32%		01/02/24	87,089,997	87,000,000
(Collateralized by U.S. Government Agency Securities valued at $89,702,697, 5.50%, due 06/20/53)
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	109,064,673	109,000,000
(Collateralized by U.S. Government Agency Securities valued at $112,336,614, 5.50%, due 06/20/53)
BNP PARIBAS SA
Issued 12/14/23, repurchase date 02/01/24		5.33%		01/05/24	1,340,351,649	1,336,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,383,338,342, 0.00% - 7.50%, due 02/15/24 - 10/20/63)
BOFA SECURITIES INC
Issued 12/29/23, repurchase date 01/02/24		5.35%		01/02/24	50,029,722	50,000,000
(Collateralized by U.S. Government Agency Securities valued at $51,500,000, 2.50% - 6.50%, due 09/15/35 - 08/20/66)
Issued 12/29/23, repurchase date 01/02/24		5.35%		01/02/24	325,193,194	325,000,000
(Collateralized by U.S. Treasury Securities valued at $331,500,003, 0.88% - 6.13%, due 06/30/24 - 02/15/45)
Issued 11/02/23, repurchase date 01/02/24		5.40%		01/02/24	605,490,000	600,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $617,848,395, 2.00% - 13.09%, due 10/25/26 - 12/20/71)
Issued 10/26/23, repurchase date 01/25/24		5.43%		01/05/24	365,876,718	362,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $370,616,896, 1.75% - 6.50%, due 02/28/25 - 03/20/65)
Issued 09/28/23, repurchase date 02/28/24	(a)	5.47%	01/02/24	01/05/24	87,293,655	86,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $87,826,614, 2.75% - 4.00%, due 10/31/29 - 03/25/51) (SOFR + 0.07%)
Issued 10/16/23, repurchase date 04/16/24		5.61%		04/16/24	494,716,918	481,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $494,001,492, 0.13% - 6.34%, due 10/15/24 - 01/20/73)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	64,037,973	64,000,000
(Collateralized by U.S. Government Agency Securities valued at $65,920,001, 2.00% - 7.00%, due 04/01/47 - 12/20/62)
Issued 11/30/23, repurchase date 02/29/24		5.34%		01/05/24	169,902,460	169,000,000
(Collateralized by U.S. Government Agency Securities valued at $174,070,000, 0.00% - 7.00%, due 10/01/29 - 12/20/67)
Issued 12/04/23, repurchase date 04/04/24		5.34%		01/05/24	641,028,373	638,000,000
(Collateralized by U.S. Government Agency Securities valued at $657,140,001, 2.00% - 7.00%, due 07/01/35 - 12/01/53)
See financial notes
17Schwab Government Money Funds | Annual Report

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/13/23, repurchase date 03/13/24		5.34%		01/05/24	484,647,835	483,000,000
(Collateralized by U.S. Government Agency Securities valued at $497,490,000, 2.00% - 7.00%, due 03/01/41 - 12/01/53)
Issued 12/14/23, repurchase date 03/21/24		5.34%		01/05/24	193,629,823	193,000,000
(Collateralized by U.S. Government Agency Securities valued at $198,790,000, 2.00% - 7.50%, due 02/23/32 - 12/20/67)
Issued 11/20/23, repurchase date 01/22/24		5.36%		01/05/24	632,301,102	628,000,000
(Collateralized by U.S. Government Agency Securities valued at $646,840,025, 2.00% - 7.00%, due 05/01/31 - 04/20/73)
Issued 11/20/23, repurchase date 02/20/24		5.37%		01/05/24	63,432,285	63,000,000
(Collateralized by U.S. Government Agency Securities valued at $64,890,000, 2.00% - 7.00%, due 06/01/41 - 12/20/67)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	271,160,793	271,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $281,146,020, 0.50% - 6.50%, due 05/31/26 - 01/01/54)
FICC - BANK OF NEW YORK
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	945,560,700	945,000,000
(Collateralized by U.S. Government Agency Securities valued at $973,350,000, 1.50% - 7.00%, due 04/01/32 - 09/01/62)
GOLDMAN SACHS & CO LLC
Issued 12/26/23, repurchase date 01/02/24		5.32%		01/02/24	2,406,486,804	2,404,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,452,080,001, 1.13% - 7.00%, due 02/29/24 - 11/15/64)
Issued 12/26/23, repurchase date 01/02/24		5.32%		01/02/24	447,462,397	447,000,000
(Collateralized by U.S. Treasury Securities valued at $455,940,068, 0.75% - 4.00%, due 04/30/25 - 11/15/49)
Issued 12/27/23, repurchase date 01/03/24		5.34%		01/03/24	1,446,500,392	1,445,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,473,900,658, 0.38% - 9.50%, due 06/01/25 - 08/15/63)
Issued 12/28/23, repurchase date 01/04/24		5.37%		01/04/24	510,532,525	510,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $520,200,001, 0.13% - 6.50%, due 02/01/25 - 08/15/58)
Issued 12/29/23, repurchase date 01/05/24		5.34%		01/05/24	1,311,360,217	1,310,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,336,200,000, 1.50% - 7.00%, due 01/15/26 - 06/15/62)
JP MORGAN SECURITIES LLC
Issued 12/29/23, repurchase date 01/02/24		5.33%		01/02/24	250,148,056	250,000,000
(Collateralized by U.S. Government Agency Securities valued at $257,500,001, 1.50% - 8.50%, due 12/20/27 - 11/20/63)
See financial notes
Schwab Government Money Funds | Annual Report18

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	1,191,706,660	1,191,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,226,730,001, 1.50% - 8.00%, due 02/20/25 - 12/20/63)
Issued 09/29/23, repurchase date 04/05/24	(a)	5.55%	01/02/24	04/02/24	495,821,350	482,000,000
(Collateralized by U.S. Government Agency Securities valued at $503,321,906, 1.00% - 7.00%, due 08/25/32 - 05/16/63) (SOFR + 0.15%)
Issued 12/19/23, repurchase date 06/26/24	(a)	5.55%	01/02/24	04/02/24	442,041,563	435,000,000
(Collateralized by U.S. Government Agency Securities valued at $448,731,286, 1.50% - 14.20%, due 02/25/28 - 01/16/62) (SOFR + 0.15%)
MIZUHO SECURITIES USA LLC
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	100,059,333	100,000,000
(Collateralized by U.S. Treasury Securities valued at $102,000,067, 0.13% - 4.88%, due 01/15/24 - 02/15/41)
MUFG SECURITIES AMERICAS INC
Issued 12/29/23, repurchase date 01/02/24		5.37%		01/02/24	40,023,867	40,000,000
(Collateralized by U.S. Government Agency Securities valued at $42,000,000, 3.50% - 5.85%, due 04/15/36 - 11/20/51)
NOMURA SECURITIES INTERNATIONAL INC
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	85,050,433	85,000,000
(Collateralized by U.S. Treasury Securities valued at $86,700,370, 0.50% - 1.50%, due 09/30/26 - 11/30/28)
RBC DOMINION SECURITIES INC
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	645,382,700	645,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $662,059,536, 0.25% - 7.50%, due 02/15/24 - 12/20/53)
Issued 12/14/23, repurchase date 02/01/24		5.33%		01/05/24	300,977,167	300,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $310,885,718, 0.63% - 7.00%, due 08/31/26 - 08/15/57)
ROYAL BANK OF CANADA
Issued 12/14/23, repurchase date 03/21/24		5.35%		01/05/24	127,415,219	127,000,000
(Collateralized by U.S. Government Agency Securities valued at $132,715,103, 1.48% - 7.00%, due 04/01/28 - 12/01/53)
Issued 12/14/23, repurchase date 03/21/24		5.35%		01/05/24	2,508,173,611	2,500,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,612,502,014, 0.50% - 7.00%, due 07/01/27 - 07/01/60)
TRUIST BANK
Issued 12/29/23, repurchase date 01/02/24		5.32%		01/02/24	255,150,733	255,000,000
(Collateralized by U.S. Government Agency Securities valued at $265,200,047, 1.00% - 1.25%, due 09/20/50 - 02/25/51)
See financial notes
19Schwab Government Money Funds | Annual Report

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
WELLS FARGO SECURITIES LLC
Issued 11/03/23, repurchase date 01/03/24		5.37%		01/03/24	302,729,750	300,000,000
(Collateralized by U.S. Government Agency Securities valued at $314,838,940, 1.16% - 7.52%, due 09/01/24 - 10/01/53)
Issued 12/08/23, repurchase date 01/12/24		5.34%		01/05/24	34,141,213	34,000,000
(Collateralized by U.S. Government Agency Securities valued at $35,543,578, 1.16%, due 03/01/28)
						20,002,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 33.0%
BANCO SANTANDER SA
Issued 12/29/23, repurchase date 01/02/24		5.31%		01/02/24	70,041,300	70,000,000
(Collateralized by U.S. Treasury Securities valued at $71,400,081, 0.25% - 4.63%, due 01/15/25 - 02/15/52)
BARCLAYS BANK PLC
Issued 12/29/23, repurchase date 01/02/24		5.32%		01/02/24	84,049,653	84,000,000
(Collateralized by U.S. Treasury Securities valued at $85,730,656, 0.00%, due 02/29/24 - 05/16/24)
Issued 12/29/23, repurchase date 01/02/24		5.33%		01/02/24	44,443,927	44,417,622
(Collateralized by U.S. Treasury Securities valued at $45,332,846, 0.00%, due 02/29/24 - 04/04/24)
BOFA SECURITIES INC
Issued 11/02/23, repurchase date 01/02/24		5.38%		01/02/24	857,748,694	850,000,000
(Collateralized by U.S. Treasury Securities valued at $867,000,003, 0.13% - 5.25%, due 11/15/24 - 11/15/52)
Issued 09/28/23, repurchase date 02/14/24	(a)	5.44%	01/02/24	01/05/24	213,141,600	210,000,000
(Collateralized by U.S. Treasury Securities valued at $214,200,013, 0.13% - 4.50%, due 05/31/25 - 02/15/45) (SOFR + 0.04%)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 11/02/23, repurchase date 01/04/24		5.36%		01/04/24	129,200,640	128,000,000
(Collateralized by U.S. Treasury Securities valued at $130,560,006, 0.00% - 4.75%, due 12/26/24 - 11/15/53)
CITIGROUP GLOBAL MARKETS INC
Issued 12/26/23, repurchase date 01/02/24		5.32%		01/02/24	1,498,548,563	1,497,000,000
(Collateralized by U.S. Treasury Securities valued at $1,526,940,053, 0.38% - 4.13%, due 11/30/25 - 11/30/28)
Issued 12/29/23, repurchase date 01/02/24		5.33%		01/02/24	980,580,378	980,000,000
(Collateralized by U.S. Treasury Securities valued at $999,600,079, 1.13% - 6.63%, due 08/15/26 - 04/30/28)
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/29/23, repurchase date 01/02/24		5.30%		01/02/24	13,808,126,667	13,800,000,000
(Collateralized by U.S. Treasury Securities valued at $13,808,126,700, 0.13% - 4.75%, due 05/31/24 - 05/15/45)
See financial notes
Schwab Government Money Funds | Annual Report20

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
FICC - BANK OF NEW YORK
Issued 12/29/23, repurchase date 01/02/24		5.33%		01/02/24	562,332,829	562,000,000
(Collateralized by U.S. Treasury Securities valued at $573,240,026, 0.63% - 2.75%, due 04/30/27 - 07/15/32)
MUFG SECURITIES AMERICAS INC
Issued 12/29/23, repurchase date 01/02/24		5.35%		01/02/24	280,166,444	280,000,000
(Collateralized by U.S. Treasury Securities valued at $285,600,020, 1.13% - 4.75%, due 05/15/40 - 05/15/53)
						18,505,417,622
Total Repurchase Agreements (Cost $38,507,417,622)						38,507,417,622
Total Investments in Securities (Cost $55,307,019,518)						55,307,019,518

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

At December 31, 2023, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
21Schwab Government Money Funds | Annual Report

Schwab Government Money Fund
Statement of Assets and Liabilities

As of December 31, 2023
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$16,799,601,896
Repurchase agreements, at cost and value — unaffiliated (Note 2a)		38,507,417,622
Cash		299
Receivables:
Fund shares sold		806,460,392
Interest		196,277,423
Prepaid expenses	+	1,050,472
Total assets		56,310,808,104

Liabilities
Payables:
Fund shares redeemed		125,606,676
Distributions to shareholders		60,850,279
Investment adviser and administrator fees		8,093,605
Shareholder service fees		1,224,914
Independent trustees’ fees		258
Accrued expenses	+	2,476,390
Total liabilities		198,252,122
Net assets		$56,112,555,982

Net Assets by Source
Capital received from investors		$56,112,555,982
Net assets		$56,112,555,982

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$18,265,200,490		18,265,006,664		$1.00
Investor Shares	$21,645,623,297		21,645,470,900		$1.00
Ultra Shares	$16,201,732,195		16,201,717,953		$1.00

See financial notes
Schwab Government Money Funds | Annual Report22

Schwab Government Money Fund
Statement of Operations

For the period January 1, 2023 through December 31, 2023
Investment Income
Interest received from securities - unaffiliated		$2,397,780,691

Expenses
Investment adviser and administrator fees		89,427,268
Shareholder service fees:
Sweep Shares		42,716,075
Investor Shares		25,662,634
Registration fees		3,973,659
Shareholder reports		472,835
Portfolio accounting fees		349,248
Custodian fees		289,644
Professional fees		119,639
Independent trustees’ fees		87,982
Transfer agent fees		1,987
Other expenses	+	297,072
Total expenses		163,398,043
Expense reduction	–	5,591,159
Net expenses	–	157,806,884
Net investment income		2,239,973,807

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		349,329
Increase in net assets resulting from operations		$2,240,323,136
See financial notes
23Schwab Government Money Funds | Annual Report

Schwab Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/23-12/31/23		1/1/22-12/31/22
Net investment income		$2,239,973,807	$499,354,200
Net realized gains	+	349,329	64,512
Increase in net assets from operations		$2,240,323,136	$499,418,712

DISTRIBUTIONS TO SHAREHOLDERS
Sweep Shares		($785,936,406 )	($272,902,754 )
Investor Shares		(819,769,408)	(117,830,774)
Ultra Shares	+	(634,530,135)	(108,673,651)
Total distributions		($2,240,235,949 )	($499,407,179 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Sweep Shares		13,219,725,414	10,087,499,223
Investor Shares		38,597,658,017	15,369,590,824
Ultra Shares	+	24,999,891,396	12,809,443,604
Total shares sold		76,817,274,827	38,266,533,651
Shares Reinvested
Sweep Shares		785,850,086	272,875,534
Investor Shares		562,813,929	81,862,262
Ultra Shares	+	523,896,242	89,554,272
Total shares reinvested		1,872,560,257	444,292,068
Shares Redeemed
Sweep Shares		(16,198,762,185)	(14,061,257,043)
Investor Shares		(28,337,750,712)	(11,410,455,690)
Ultra Shares	+	(17,958,245,191)	(8,989,061,226)
Total shares redeemed		(62,494,758,088)	(34,460,773,959)
Net transactions in fund shares		16,195,076,996	4,250,051,760

NET ASSETS
Beginning of period		$39,917,391,799	$35,667,328,506
Total increase	+	16,195,164,183	4,250,063,293
End of period		$56,112,555,982	$39,917,391,799

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Government Money Funds | Annual Report24

Schwab U.S. Treasury Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.05	0.01	0.00 [2]	0.00 [2]	0.02
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.01	0.00 [2]	0.00 [2]	0.02
Less distributions:
Distributions from net investment income	(0.05)	(0.01)	(0.00)[2,3]	(0.00)[2]	(0.02)
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.72%	1.26%	0.02%[3]	0.27%	1.84%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34%	0.28%[4,5]	0.05%[5]	0.23%[5,6]	0.35%
Gross operating expenses	0.36%	0.35%[4]	0.35%	0.45%	0.49%
Net investment income (loss)	4.71%	1.26%	0.02%	0.15%	1.77%
Net assets, end of period (x 1,000,000)	$23,422	$7,959	$7,468	$11,297	$7,517

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[6]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
See financial notes
25Schwab Government Money Funds | Annual Report

Schwab U.S. Treasury Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.05	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.05	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.05)	(0.01)	(0.00)[3,4]	(0.00)[3]
Distributions from net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions	(0.05)	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00
Total return	4.87%	1.38%	0.02%[4]	0.00%[5,6]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%	0.17%[7,8]	0.05%[8]	0.12%[8,9]
Gross operating expenses	0.21%	0.20%[7]	0.20%	0.21%[9]
Net investment income (loss)	4.89%	1.58%	0.02%	0.01%[9]
Net assets, end of period (x 1,000,000)	$29,519	$6,176	$3,850	$2,260

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[5]	Not annualized.
[6]	Percentage was less than 0.005%.
[7]	Ratio includes less than 0.005% of non-routine proxy expenses.
[8]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[9]	Annualized.
See financial notes
Schwab Government Money Funds | Annual Report26

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of December 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. TREASURY DEBT 106.9% OF NET ASSETS
UNITED STATES TREASURY
		5.36%		01/02/24	1,068,541,000	1,068,541,000
		5.42%		01/04/24	200,000,000	199,940,636
		5.30%		01/09/24	220,000,000	219,774,133
		5.33%		01/09/24	2,750,000,000	2,747,172,355
		4.75%		01/11/24	51,874,000	51,812,452
		5.13%		01/11/24	59,216,000	59,140,189
		5.19%		01/11/24	200,000,000	199,741,000
		5.44%		01/11/24	65,900,000	65,811,579
		5.31%		01/16/24	600,000,000	598,770,333
		5.32%		01/16/24	4,100,000,000	4,091,588,818
		5.33%		01/16/24	350,000,000	349,279,972
		5.30%		01/18/24	188,361,000	187,920,134
		5.31%		01/18/24	400,000,000	399,061,222
		5.32%		01/18/24	1,250,000,000	1,247,065,111
		5.42%		01/18/24	359,000,000	358,146,608
		5.28%		01/23/24	1,778,000,000	1,772,544,642
		5.29%		01/23/24	1,250,000,000	1,246,153,646
		5.29%		01/23/24	450,001,000	448,614,997
		5.29%		01/23/24	3,276,884,000	3,266,819,422
		5.32%		01/23/24	700,000,000	697,845,633
		5.32%		01/23/24	1,017,130,000	1,014,009,106
		5.43%		01/23/24	200,000,000	199,377,583
		5.27%		01/25/24	27,000	26,909
		5.31%		01/25/24	350,000,000	348,819,110
		5.32%		01/25/24	150,000,000	149,493,473
		5.39%		01/25/24	250,000,000	249,150,597
		5.31%		01/30/24	1,000,000,000	995,885,556
		5.32%		01/30/24	2,275,000,000	2,265,643,177
		5.32%		01/30/24	2,875,000,000	2,863,204,512
		5.33%		01/30/24	606,900,000	604,395,189
		5.42%		01/30/24	37,845,000	37,687,979
		5.30%		02/01/24	800,000,000	796,490,000
		5.40%		02/01/24	595,000,000	592,358,855
		5.29%		02/06/24	27,487,000	27,346,568
		5.31%		02/06/24	1,425,000,000	1,417,698,854
See financial notes
27Schwab Government Money Funds | Annual Report

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		5.45%		02/06/24	65,800,000	65,457,749
		5.30%		02/08/24	200,000,000	198,916,722
		5.30%		02/13/24	115,387,000	114,679,514
		5.31%		02/13/24	61,000,000	60,625,272
		5.32%		02/13/24	1,600,000,000	1,590,154,617
		5.47%		02/13/24	66,100,000	65,686,038
		5.31%		02/20/24	1,750,000,000	1,737,459,063
		5.45%		02/20/24	100,000,000	99,271,465
		5.32%		02/27/24	250,000,000	247,948,610
		5.42%		02/27/24	43,490,000	43,129,758
		5.43%		02/27/24	250,000,000	247,925,939
		5.32%		02/29/24	625,000,000	619,712,877
		5.35%		02/29/24	500,000,000	495,746,264
		5.39%		03/05/24	600,000,000	594,442,569
		5.41%		03/05/24	700,000,000	693,486,981
		5.43%		03/05/24	230,000,000	227,851,656
		5.44%		03/05/24	1,347,100,000	1,334,501,719
		5.37%		03/12/24	900,000,000	890,762,723
		5.38%		03/12/24	1,100,000,000	1,088,697,673
		5.35%		03/19/24	590,000,000	583,362,172
		5.33%		03/28/24	1,350,000,000	1,333,041,576
		5.32%		04/09/24	250,000,000	246,439,674
		5.33%		04/09/24	1,200,000,000	1,182,891,242
		5.34%		04/09/24	600,000,000	591,437,250
		5.29%		04/16/24	250,000,000	246,206,510
		5.33%		04/16/24	350,000,000	344,648,792
		5.34%		04/16/24	570,000,000	561,282,010
		2.00%		04/30/24	480,400,000	475,137,742
		2.25%		04/30/24	156,500,000	154,934,009
		2.50%		04/30/24	650,499,800	644,522,883
		5.30%		04/30/24	450,000,000	442,250,125
		5.40%		05/09/24	836,600,000	820,960,893
		0.25%		05/15/24	488,000,000	478,997,820
		2.50%		05/15/24	150,000,000	148,426,266
		5.34%		05/23/24	950,000,000	930,510,599
		5.36%		05/23/24	402,000,000	393,721,727
		5.37%		05/23/24	148,000,000	144,946,842
		2.00%		05/31/24	52,000,000	51,278,507
		0.25%		06/15/24	120,900,000	118,186,826
		1.75%		06/30/24	70,000,000	68,793,135
		0.38%		07/15/24	24,600,000	23,961,752
		1.75%		07/31/24	212,900,000	208,543,383
		3.00%		07/31/24	26,500,000	26,125,238
		0.38%		08/15/24	103,000,000	99,917,519
		2.38%		08/15/24	103,000,000	101,160,465
		1.50%		10/31/24	11,800,000	11,450,521
		4.38%		10/31/24	80,000,000	79,612,909
(3 mo. US TBILL + 0.14%)	(a)	5.47%	01/02/24	10/31/24	230,800,000	230,989,993
		1.50%		11/30/24	147,000,000	142,598,245
		1.75%		12/31/24	150,000,000	145,608,429
See financial notes
Schwab Government Money Funds | Annual Report28

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(3 mo. US TBILL + 0.20%)	(a)	5.53%	01/02/24	01/31/25	870,300,000	871,101,696
(3 mo. US TBILL + 0.17%)	(a)	5.50%	01/02/24	04/30/25	1,060,600,000	1,061,208,496
(3 mo. US TBILL + 0.13%)	(a)	5.46%	01/02/24	07/31/25	1,830,500,000	1,830,115,796
(3 mo. US TBILL + 0.17%)	(a)	5.50%	01/02/24	10/31/25	569,000,000	568,493,506
Total U.S. Treasury Debt (Cost $56,616,653,107)						56,616,653,107
Total Investments in Securities (Cost $56,616,653,107)						56,616,653,107

(a)	Variable rate security; rate shown is effective rate at period end.

US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At December 31, 2023, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
29Schwab Government Money Funds | Annual Report

Schwab U.S. Treasury Money Fund
Statement of Assets and Liabilities

As of December 31, 2023
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$56,616,653,107
Cash		641
Receivables:
Fund shares sold		560,383,087
Interest		55,574,492
Prepaid expenses	+	1,273,226
Total assets		57,233,884,553

Liabilities
Payables:
Investments bought		3,834,098,799
Fund shares redeemed		346,019,921
Distributions to shareholders		99,536,257
Investment adviser and administrator fees		6,724,443
Shareholder service fees		490,570
Independent trustees’ fees		235
Accrued expenses	+	5,319,894
Total liabilities		4,292,190,119
Net assets		$52,941,694,434

Net Assets by Source
Capital received from investors		$52,941,694,434
Net assets		$52,941,694,434

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$23,422,402,487		23,421,882,350		$1.00
Ultra Shares	$29,519,291,947		29,518,815,213		$1.00

See financial notes
Schwab Government Money Funds | Annual Report30

Schwab U.S. Treasury Money Fund
Statement of Operations

For the period January 1, 2023 through December 31, 2023
Investment Income
Interest received from securities - unaffiliated		$1,785,850,028

Expenses
Investment adviser and administrator fees		66,773,466
Shareholder service fees:
Investor Shares		24,264,044
Registration fees		6,936,705
Portfolio accounting fees		278,611
Custodian fees		191,768
Shareholder reports		147,089
Professional fees		71,246
Independent trustees’ fees		66,783
Transfer agent fees		1,353
Other expenses	+	146,261
Total expenses		98,877,326
Expense reduction	–	7,839,816
Net expenses	–	91,037,510
Net investment income		1,694,812,518

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		220,207
Increase in net assets resulting from operations		$1,695,032,725
See financial notes
31Schwab Government Money Funds | Annual Report

Schwab U.S. Treasury Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/23-12/31/23		1/1/22-12/31/22
Net investment income		$1,694,812,518	$147,757,421
Net realized gains	+	220,207	68,809
Increase in net assets from operations		$1,695,032,725	$147,826,230

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($764,383,343 )	($85,133,479 )
Ultra Shares	+	(930,566,155)	(62,682,376)
Total distributions		($1,694,949,498 )	($147,815,855 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		42,384,480,840	10,507,774,018
Ultra Shares	+	62,289,160,425	10,562,708,044
Total shares sold		104,673,641,265	21,070,482,062
Shares Reinvested
Investor Shares		504,836,271	55,057,183
Ultra Shares	+	688,307,103	45,838,359
Total shares reinvested		1,193,143,374	100,895,542
Shares Redeemed
Investor Shares		(27,426,026,528)	(10,071,645,436)
Ultra Shares	+	(39,634,617,135)	(8,281,962,337)
Total shares redeemed		(67,060,643,663)	(18,353,607,773)
Net transactions in fund shares		38,806,140,976	2,817,769,831

NET ASSETS
Beginning of period		$14,135,470,231	$11,317,690,025
Total increase	+	38,806,224,203	2,817,780,206
End of period		$52,941,694,434	$14,135,470,231

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Government Money Funds | Annual Report32

Schwab Treasury Obligations Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.05	0.01	0.00 [2]	0.00 [2]	0.02
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.01	0.00 [2]	0.00 [2]	0.02
Less distributions:
Distributions from net investment income	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.85%	1.40%	0.01%	0.27%	1.89%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34%	0.30%[3,4]	0.06%[4]	0.30%[4,5]	0.35%
Gross operating expenses	0.36%	0.35%[3]	0.35%	0.46%	0.48%
Net investment income (loss)	4.81%	1.92%	0.01%	0.27%	1.86%
Net assets, end of period (x 1,000,000)	$35,243	$15,372	$5,632	$7,573	$10,820

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[5]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.
See financial notes
33Schwab Government Money Funds | Annual Report

Schwab Treasury Obligations Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.05	0.02	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.05	0.02	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.05)	(0.02)	(0.00)[3]	(0.00)[3]
Distributions from net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions	(0.05)	(0.02)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00
Total return	5.00%	1.52%	0.01%	0.00%[4,5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%	0.18%[6,7]	0.06%[7]	0.16%[7,8]
Gross operating expenses	0.21%	0.20%[6]	0.20%	0.21%[8]
Net investment income (loss)	4.94%	2.53%	0.01%	0.01%[8]
Net assets, end of period (x 1,000,000)	$33,877	$17,073	$2,244	$1,754

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Percentage was less than 0.005%.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[8]	Annualized.
See financial notes
Schwab Government Money Funds | Annual Report34

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of December 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. TREASURY DEBT 29.8% OF NET ASSETS
UNITED STATES TREASURY
		5.44%		01/11/24	103,900,000	103,760,592
		5.42%		01/18/24	91,000,000	90,783,703
		5.33%		01/30/24	793,100,000	789,826,700
		5.45%		02/06/24	103,800,000	103,260,096
		5.47%		02/13/24	103,700,000	103,050,561
		5.44%		03/05/24	922,900,000	914,270,343
		2.00%		04/30/24	225,555,000	223,021,139
		2.25%		04/30/24	793,500,000	785,531,974
		2.50%		04/30/24	613,500,000	607,797,044
		5.40%		05/09/24	713,400,000	700,068,351
		0.25%		05/15/24	568,999,000	558,549,847
		2.50%		05/15/24	300,000,000	296,881,242
		2.00%		05/31/24	248,000,000	244,559,035
		0.25%		06/15/24	247,300,000	241,750,221
		5.24%		06/27/24	350,000,000	341,222,890
		1.75%		06/30/24	255,000,000	250,529,384
		0.38%		07/15/24	75,400,000	73,463,782
		1.75%		07/31/24	1,478,700,000	1,448,692,400
		2.13%		07/31/24	339,940,000	333,730,192
		3.00%		07/31/24	1,152,100,000	1,136,845,239
		0.38%		08/15/24	1,938,200,000	1,880,506,925
		2.38%		08/15/24	797,000,000	783,297,183
		0.38%		09/15/24	192,700,000	186,340,056
		2.13%		09/30/24	165,300,000	161,651,123
		0.63%		10/15/24	110,100,000	106,284,870
		1.50%		10/31/24	15,500,000	15,040,938
		4.38%		10/31/24	570,000,000	566,558,452
(3 mo. US TBILL + 0.14%)	(a)	5.47%	01/02/24	10/31/24	522,200,000	522,630,391
		0.75%		11/15/24	275,800,000	265,690,404
		2.25%		11/15/24	55,100,000	53,753,488
		1.50%		11/30/24	194,200,000	188,384,893
		4.84%		12/26/24	400,000,000	381,602,247
		2.25%		12/31/24	110,300,000	107,487,576
(3 mo. US TBILL + 0.20%)	(a)	5.53%	01/02/24	01/31/25	1,356,955,000	1,358,258,558
(3 mo. US TBILL + 0.17%)	(a)	5.50%	01/02/24	04/30/25	1,434,100,000	1,434,943,984
See financial notes
35Schwab Government Money Funds | Annual Report

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(3 mo. US TBILL + 0.13%)	(a)	5.46%	01/02/24	07/31/25	2,516,800,000	2,516,267,071
(3 mo. US TBILL + 0.17%)	(a)	5.50%	01/02/24	10/31/25	768,300,000	767,626,098
Total U.S. Treasury Debt (Cost $20,643,918,992)						20,643,918,992

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 70.7% OF NET ASSETS
U.S. TREASURY REPURCHASE AGREEMENTS 70.7%
BANCO SANTANDER SA
Issued 12/29/23, repurchase date 01/02/24		5.31%		01/02/24	87,051,330	87,000,000
(Collateralized by U.S. Treasury Securities valued at $88,740,058, 2.00%, due 08/15/25)
BARCLAYS BANK PLC
Issued 12/29/23, repurchase date 01/02/24		5.32%		01/02/24	104,061,476	104,000,000
(Collateralized by U.S. Treasury Securities valued at $106,142,724, 0.00%, due 01/16/24 - 03/28/24)
Issued 12/29/23, repurchase date 01/02/24		5.33%		01/02/24	7,388,998	7,384,625
(Collateralized by U.S. Treasury Securities valued at $7,536,784, 0.00%, due 04/25/24)
Issued 12/14/23, repurchase date 02/02/24		5.32%		01/05/24	4,013,004,444	4,000,000,000
(Collateralized by U.S. Treasury Securities valued at $4,110,146,704, 0.13% - 7.63%, due 01/31/24 - 11/15/53)
BOFA SECURITIES INC
Issued 11/02/23, repurchase date 01/02/24		5.38%		01/02/24	1,129,200,928	1,119,000,000
(Collateralized by U.S. Treasury Securities valued at $1,141,380,018, 0.25% - 6.13%, due 06/15/24 - 02/15/53)
Issued 09/28/23, repurchase date 02/14/24	(a)	5.44%	01/02/24	01/05/24	286,218,720	282,000,000
(Collateralized by U.S. Treasury Securities valued at $287,640,062, 1.38% - 4.75%, due 07/31/24 - 11/15/53) (SOFR + 0.04%)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 11/21/23, repurchase date 01/04/24		5.32%		01/04/24	603,901,333	600,000,000
(Collateralized by U.S. Treasury Securities valued at $612,000,036, 0.13% - 4.75%, due 06/30/24 - 11/15/53)
Issued 11/02/23, repurchase date 01/04/24		5.36%		01/04/24	168,566,460	167,000,000
(Collateralized by U.S. Treasury Securities valued at $170,340,019, 0.13% - 4.63%, due 07/15/25 - 08/15/53)
Issued 12/14/23, repurchase date 02/01/24		5.32%		01/05/24	501,625,556	500,000,000
(Collateralized by U.S. Treasury Securities valued at $510,000,016, 0.13% - 5.47%, due 02/29/24 - 02/15/53)
Issued 12/22/23, repurchase date 01/22/24		5.33%		01/05/24	751,554,583	750,000,000
(Collateralized by U.S. Treasury Securities valued at $765,000,021, 0.00% - 5.53%, due 06/30/24 - 05/15/48)
Issued 12/28/23, repurchase date 02/01/24		5.33%		01/05/24	250,296,111	250,000,000
(Collateralized by U.S. Treasury Securities valued at $255,000,016, 0.13% - 4.25%, due 06/30/24 - 02/15/52)
See financial notes
Schwab Government Money Funds | Annual Report36

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 11/08/23, repurchase date 01/16/24		5.34%		01/05/24	113,972,177	113,000,000
(Collateralized by U.S. Treasury Securities valued at $115,260,047, 0.13% - 4.00%, due 10/15/24 - 05/15/53)
CITIGROUP GLOBAL MARKETS INC
Issued 12/26/23, repurchase date 01/02/24		5.32%		01/02/24	1,857,919,929	1,856,000,000
(Collateralized by U.S. Treasury Securities valued at $1,893,120,020, 0.13% - 6.13%, due 01/31/24 - 02/28/30)
Issued 12/29/23, repurchase date 01/02/24		5.33%		01/02/24	1,215,719,550	1,215,000,000
(Collateralized by U.S. Treasury Securities valued at $1,239,300,007, 0.50% - 4.50%, due 12/31/27 - 11/15/33)
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/29/23, repurchase date 01/02/24		5.30%		01/02/24	31,178,349,778	31,160,000,000
(Collateralized by U.S. Treasury Securities valued at $31,178,349,857, 1.50% - 3.88%, due 02/15/25 - 11/15/46)
FICC - BANK OF NEW YORK
Issued 12/29/23, repurchase date 01/02/24		5.33%		01/02/24	696,412,187	696,000,000
(Collateralized by U.S. Treasury Securities valued at $709,920,027, 2.38%, due 03/31/29)
MUFG SECURITIES AMERICAS INC
Issued 12/29/23, repurchase date 01/02/24		5.35%		01/02/24	348,206,867	348,000,000
(Collateralized by U.S. Treasury Securities valued at $354,960,035, 0.13% - 4.38%, due 04/15/27 - 08/15/52)
Issued 12/15/23, repurchase date 02/02/24		5.32%		01/05/24	652,017,167	650,000,000
(Collateralized by U.S. Treasury Securities valued at $663,000,014, 0.13% - 4.13%, due 01/15/25 - 08/15/53)
RBC DOMINION SECURITIES INC
Issued 12/14/23, repurchase date 02/01/24		5.32%		01/05/24	3,260,566,111	3,250,000,000
(Collateralized by U.S. Treasury Securities valued at $3,339,004,284, 0.00% - 5.53%, due 01/09/24 - 11/15/53)
Issued 12/15/23, repurchase date 02/02/24		5.32%		01/05/24	1,705,275,667	1,700,000,000
(Collateralized by U.S. Treasury Securities valued at $1,746,556,087, 0.00% - 4.88%, due 01/04/24 - 11/15/53)
						48,854,384,625
Total Repurchase Agreements (Cost $48,854,384,625)						48,854,384,625
Total Investments in Securities (Cost $69,498,303,617)						69,498,303,617

(a)	Variable rate security; rate shown is effective rate at period end.

FICC —	Fixed Income Clearing Corp
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At December 31, 2023, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments
See financial notes
37Schwab Government Money Funds | Annual Report

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Government Money Funds | Annual Report38

Schwab Treasury Obligations Money Fund
Statement of Assets and Liabilities

As of December 31, 2023
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$20,643,918,992
Repurchase agreements, at cost and value — unaffiliated (Note 2a)		48,854,384,625
Receivables:
Fund shares sold		717,557,714
Interest		191,686,120
Prepaid expenses	+	1,289,803
Total assets		70,408,837,254

Liabilities
Payables:
Investments bought		789,826,700
Fund shares redeemed		340,995,604
Distributions to shareholders		140,816,414
Investment adviser and administrator fees		9,685,521
Shareholder service fees		712,509
Independent trustees’ fees		320
Accrued expenses	+	6,053,335
Total liabilities		1,288,090,403
Net assets		$69,120,746,851

Net Assets by Source
Capital received from investors		$69,120,746,851
Net assets		$69,120,746,851

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$35,243,467,273		35,243,365,115		$1.00
Ultra Shares	$33,877,279,578		33,877,193,915		$1.00

See financial notes
39Schwab Government Money Funds | Annual Report

Schwab Treasury Obligations Money Fund
Statement of Operations

For the period January 1, 2023 through December 31, 2023
Investment Income
Interest received from securities - unaffiliated		$3,076,711,955

Expenses
Investment adviser and administrator fees		113,454,548
Shareholder service fees:
Investor Shares		44,433,678
Registration fees		8,881,598
Portfolio accounting fees		504,313
Custodian fees		435,870
Shareholder reports		349,303
Professional fees		130,938
Independent trustees’ fees		93,555
Transfer agent fees		1,347
Other expenses	+	269,903
Total expenses		168,555,053
Expense reduction	–	10,666,817
Net expenses	–	157,888,236
Net investment income		2,918,823,719

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		486,626
Increase in net assets resulting from operations		$2,919,310,345
See financial notes
Schwab Government Money Funds | Annual Report40

Schwab Treasury Obligations Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/23-12/31/23		1/1/22-12/31/22
Net investment income		$2,918,823,719	$325,289,916
Net realized gains	+	486,626	34,426
Increase in net assets from operations		$2,919,310,345	$325,324,342

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($1,427,985,472 )	($149,879,246 )
Ultra Shares	+	(1,491,187,911)	(175,438,098)
Total distributions		($2,919,173,383 )	($325,317,344 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		70,703,934,296	22,106,591,490
Ultra Shares	+	75,988,590,865	31,409,409,090
Total shares sold		146,692,525,161	53,516,000,580
Shares Reinvested
Investor Shares		916,874,688	92,989,226
Ultra Shares	+	1,062,375,331	120,531,071
Total shares reinvested		1,979,250,019	213,520,297
Shares Redeemed
Investor Shares		(51,749,759,603)	(12,458,839,922)
Ultra Shares	+	(60,246,976,220)	(16,700,858,266)
Total shares redeemed		(111,996,735,823)	(29,159,698,188)
Net transactions in fund shares		36,675,039,357	24,569,822,689

NET ASSETS
Beginning of period		$32,445,570,532	$7,875,740,845
Total increase	+	36,675,176,319	24,569,829,687
End of period		$69,120,746,851	$32,445,570,532

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
41Schwab Government Money Funds | Annual Report

Schwab Government Money Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Government Money Fund offers three share classes: Sweep Shares, Investor Shares and Ultra Shares. Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund, each offer two share classes, Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
Schwab Government Money Funds | Annual Report42

Schwab Government Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2023, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of  the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2023, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Government Money Fund	$38,507,417,622
Schwab Treasury Obligations Money Fund	48,854,384,625
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery and When-Issued Transactions: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may
43Schwab Government Money Funds | Annual Report

Schwab Government Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the funds intend to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
Schwab Government Money Funds | Annual Report44

Schwab Government Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(j) Regulatory Update:
Effective January 24, 2023, the U.S. Securities and Exchange Commission (SEC) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.
On July 12, 2023, the SEC adopted amendments to the rules that govern money market funds under the 1940 Act (the “new rules”). The new rules are in response to stresses in fixed income markets at the onset of the COVID-19 pandemic in March 2020. Along with amendments related to liquidity thresholds, redemption fees and the removal of redemption gates, there are amendments that add reporting requirements for money market funds on Form N-CR and Form N-MFP. There are various compliance dates for the new rules with the compliance date for the new reporting requirements on Form N-CR and Form N-MFP set for June 11, 2024.  Schwab Money Funds have met the first set of compliance deadlines and are well prepared to meet those that are upcoming.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and a fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Interest Rate Risk. Interest rates rise and fall over time.  As with any investment whose yield reflects current interest rates, a fund’s yield will change over time.  During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also could be low or even negative. In addition, a fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when a fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though a fund’s investments in repurchase
45Schwab Government Money Funds | Annual Report

Schwab Government Money Funds
Financial Notes (continued)

3. Risk Factors (continued):
agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause a fund’s share price or yield to fall.
Certain U.S. government securities that the funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Regulation Risk. The SEC and other regulatory agencies continue to review the regulation of money market funds. As of the date of this shareholder report, the SEC has proposed amendments to the rules that govern money market funds. These proposed amendments, if implemented, may affect the fund’s investment strategies, performance, yield, expenses, operations and continued viability.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds.  The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The Plan also enables Sweep Shares of the Schwab Government Money Fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in such funds based on the amounts set forth below.
Schwab Government Money Funds | Annual Report46

Schwab Government Money Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. The sweep administration fee and shareholder servicing fee paid to Schwab are based on the average daily net asset value of a fund’s shares owned by shareholders holding shares through Schwab.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	SHAREHOLDER SERVICING FEE	SWEEP ADMINISTRATION FEE
Schwab Government Money Fund
Sweep Shares	0.15%	0.10%
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Schwab U.S. Treasury Money Fund
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Schwab Treasury Obligations Money Fund
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with each fund, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:

Schwab Government Money Fund
Sweep Shares	0.44%
Investor Shares	0.34%
Ultra Shares	0.19%
Schwab U.S. Treasury Money Fund
Investor Shares	0.34%
Ultra Shares	0.19%
Schwab Treasury Obligations Money Fund
Investor Shares	0.34%
Ultra Shares	0.19%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2023, the funds had no direct security transactions with other funds in the Fund Complex.
47Schwab Government Money Funds | Annual Report

Schwab Government Money Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 28, 2023. On September 28, 2023, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 28, 2023. On September 28, 2023, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2023, the tax basis cost of the funds’ investments were as follows:
TAX COST
Schwab Government Money Fund	$55,307,019,518
Schwab U.S. Treasury Money Fund	56,616,653,107
Schwab Treasury Obligations Money Fund	69,498,303,617

As of December 31, 2023, the funds had no components of distributable earnings on a tax basis.
Schwab Government Money Funds | Annual Report48

Schwab Government Money Funds
Financial Notes (continued)

7. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	ORDINARY INCOME
Schwab Government Money Fund	$2,240,235,949	$499,407,179
Schwab U.S. Treasury Money Fund	1,694,949,498	147,815,855
Schwab Treasury Obligations Money Fund	2,919,173,383	325,317,344
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2023, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
49Schwab Government Money Funds | Annual Report

Schwab Government Money Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund (the “Funds”), three of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting The Charles Schwab Family of Funds as of December 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 16, 2024
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Government Money Funds | Annual Report50

Schwab Government Money Funds
Other Federal Tax Information (unaudited)

For the fiscal year ended December 31, 2023, the funds designate the following percentage of dividend income as business interest income under section 163(j) of the Internal Revenue Code:

Schwab Government Money Fund	99.99%
Schwab U.S. Treasury Money Fund	99.99%
Schwab Treasury Obligations Money Fund	99.98%

51Schwab Government Money Funds | Annual Report

Schwab Government Money Funds
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Schwab Government Money Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Co-Chairman of the
Board (July 2022 – present) and Director (Apr. 2006 – present), Charles
Schwab Bank, SSB; Co-Chairman of the Board (July 2022 – present) and
Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB;
Co-Chairman of the Board (July 2022 – present) and Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Manager
(Sept. 2023 – present), TD Ameritrade Holding LLC; Director
(Oct. 2020 – Aug. 2023), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

53Schwab Government Money Funds | Annual Report

Schwab Government Money Funds
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment
Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), President (Oct. 2023 – present), (Chief
Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and
President (Oct. 2022 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive
Officer (Sept. 2023 – present), President (Oct. 2023 – present), Chief Investment Officer
(June 2011 – present) and Vice President (June 2011 – Sept. 2023), Schwab Funds, Laudus
Trust and Schwab ETFs.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present), Chief Operating Officer (Oct. 2023 – present), Managing
Director (Mar. 2023 – present) and Vice President (Oct. 2013 – Mar. 2023), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director
(May 2022 – present) and Vice President (Apr. 2022 – May 2022), Charles Schwab & Co., Inc.

Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Chief Investment Officer (Oct. 2023 – present) and Vice President (Feb. 2018 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present),
Chief Investment Officer (Oct. 2023 – present), and Senior Vice President
(Oct. 2012 – Mar. 2023), Charles Schwab Investment Management, Inc.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Senior Vice President (Jan. 2020 – Mar. 2023) and
Chief Investment Officer (Jan. 2020 – present) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present), Managing Director (Mar. 2023 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (Aug. 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Schwab Government Money Funds | Annual Report54

Schwab Government Money Funds
Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity See weighted average maturity.
effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
55Schwab Government Money Funds | Annual Report

Schwab Government Money Funds
variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
Schwab Government Money Funds | Annual Report56

Schwab Government Money Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2024 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares if the Fund’s Board determines that the fee is in the best interests of the Fund. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR31360-19
00294940

Annual Report | December 31, 2023
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund

No Action Required – Notice Regarding Shareholder Report Delivery
Beginning on July 24, 2024, fund shareholder reports will be streamlined to highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will not appear in the streamlined shareholder reports but will available online and delivered free of charge upon request.

• If you already receive the full shareholder reports, you will receive the streamlined shareholder reports in the same way that you currently receive the full shareholder reports (either in paper or electronically).

• If you currently receive a notification when a shareholder report is available on a fund’s website, beginning July 24, 2024, you will begin to receive the streamlined shareholder report (in paper).

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report1

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management,
leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds and has overall responsibility for all aspects of the management of the funds. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. She has managed money market funds since 1988.

Kevin Shaughnessy, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2000, Mr. Shaughnessy spent four years as a portfolio manager with Wells Capital Management, where he was responsible for managing the firm’s
California municipal money fund, as well as short duration, private client assets.

Cameron Ullyatt, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the funds. Prior to joining Schwab in 2008, Mr. Ullyatt was a vice president and portfolio manager at OppenheimerFunds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in OppenheimerFunds’ municipal bond and money market departments.

2Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund as of December 31, 2023

The Schwab Municipal Money Fund’s (the fund) goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country and from U.S. territories and possessions. Under normal circumstances, the fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal money market securities the interest from which is exempt from federal income tax. The fund may invest up to 20% of its net assets in securities subject to federal income tax such as government securities or repurchase agreements during normal market circumstances, and any portion of its net assets in such securities as a temporary defensive measure. When the fund makes such investments, a higher portion of the fund’s distributions will likely be subject to federal income tax. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2023, demand for money market funds remained strong. In its efforts to lower inflation, the Fed raised interest rates four times between January and July, increasing the federal funds rate from a range of 4.25% to 4.50% to a range of 5.25% to 5.50%. The Fed cited strong economic activity and low unemployment along with the potential risks from tighter financial and credit conditions for households and businesses as justification for keeping the federal funds rate unchanged later in the year. The Fed also maintained its program to reduce the assets held on its balance sheet, though its balance sheet temporarily spiked in March when the Fed supported banks after the failure of two U.S. regional banks (a third U.S. regional bank failed in early May). Despite that spike, the Fed’s balance sheet assets declined over the reporting period.
Higher yields continued to drive demand for muni money funds, and asset balances increased industry wide over the reporting period. The yield on the SIFMA Municipal Swap Index, a widely used benchmark for yields on floating-rate muni securities, exhibited significant yield volatility during the reporting period, which created fluctuations in the attractiveness of tax-exempt money market securities relative to similar taxable securities. These fluctuations created significant variability in cash flow across the muni money market industry.
Central banks outside the United States battled with persistently high inflation. Both the European Central Bank and the Bank of England raised their key policy rates multiple times over the year—six times for the European Central Bank and five times for the Bank of England—before holding rates steady beginning at their October and September meetings, respectively, as inflation and pricing pressures finally showed signs of easing. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but maintained its pledge to ramp up stimulus “without hesitation” if needed.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while continuing its rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The uncertainties caused by three U.S. regional bank failures and the contentious debt-ceiling debate, combined with continued Fed rate hikes, caused the adviser to favor a short weighted average maturity (WAM) throughout the first half of the reporting period. Later in the year, increased supply of high-quality one-year notes and restrictive monetary policy prompted the adviser to incrementally add high-quality one-year notes. The fund’s WAM started the reporting period at 14 days and ended it at 21 days. In response to the attractiveness of tax-exempt money market securities relative to similar taxable securities, the fund occasionally purchased taxable securities during the reporting period.

Management views and portfolio holdings may have changed since the report date.
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report3

Schwab Municipal Money Fund
Performance and Fund Facts as of December 31, 2023

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	21 Days
Largest Holdings by State % of Investments4

Portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Performance and Fund Facts as of December 31, 2023 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Municipal Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWTXX	SWOXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	3.70%	3.85%
Seven-Day Yield (without waivers)[2]	3.68%	3.83%
Seven-Day Effective Yield (with waivers)[2]	3.77%	3.92%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report5

Schwab AMT Tax-Free Money Fund as of December 31, 2023

The Schwab AMT Tax-Free Money Fund’s (the fund) goal is to seek the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in money market securities from states and municipal (muni) agencies around the country and from U.S. territories and possessions. Under normal circumstances, the fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal money market securities whose interest is exempt from federal income tax, including the federal alternative minimum tax (AMT). The fund may invest up to 20% of its net assets in securities subject to federal income tax (including AMT) such as government securities or repurchase agreements during normal market circumstances, and any portion of its net assets in such securities as a temporary defensive measure. When the fund makes such investments, a higher portion of the fund’s distributions will likely be subject to federal income tax or the federal alternative minimum tax. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2023, demand for money market funds remained strong. In its efforts to lower inflation, the Fed raised interest rates four times between January and July, increasing the federal funds rate from a range of 4.25% to 4.50% to a range of 5.25% to 5.50%. The Fed cited strong economic activity and low unemployment along with the potential risks from tighter financial and credit conditions for households and businesses as justification for keeping the federal funds rate unchanged later in the year. The Fed also maintained its program to reduce the assets held on its balance sheet, though its balance sheet temporarily spiked in March when the Fed supported banks after the failure of two U.S. regional banks (a third U.S. regional bank failed in early May). Despite that spike, the Fed’s balance sheet assets declined over the reporting period.
Higher yields continued to drive demand for muni money funds, and asset balances increased industry wide over the reporting period. The yield on the SIFMA Municipal Swap Index, a widely used benchmark for yields on floating-rate muni securities, exhibited significant yield volatility during the reporting period, which created fluctuations in the attractiveness of tax-exempt money market securities relative to similar taxable securities. These fluctuations created significant variability in cash flow across the muni money market industry.
Central banks outside the United States battled with persistently high inflation. Both the European Central Bank and the Bank of England raised their key policy rates multiple times over the year—six times for the European Central Bank and five times for the Bank of England—before holding rates steady beginning at their October and September meetings, respectively, as inflation and pricing pressures finally showed signs of easing. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but maintained its pledge to ramp up stimulus “without hesitation” if needed.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while continuing its rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The uncertainties caused by three U.S. regional bank failures and the contentious debt-ceiling debate, combined with continued Fed rate hikes, caused the adviser to favor a short weighted average maturity (WAM) throughout the first half of the reporting period. Later in the year, increased supply of high-quality one-year notes and restrictive monetary policy prompted the adviser to incrementally add high-quality one-year notes. The fund’s WAM started the reporting period at 14 days and ended it at 20 days. In response to the attractiveness of tax-exempt money market securities relative to similar taxable securities, the fund occasionally purchased taxable securities during the reporting period.

Management views and portfolio holdings may have changed since the report date.
6Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab AMT Tax-Free Money Fund
Performance and Fund Facts as of December 31, 2023

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	20 Days
Largest Holdings by State % of Investments4

Portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report7

Schwab AMT Tax-Free Money Fund
Performance and Fund Facts as of December 31, 2023 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab AMT Tax-Free Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWWXX	SCTXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	3.70%	3.85%
Seven-Day Yield (without waivers)[2]	3.64%	3.79%
Seven-Day Effective Yield (with waivers)[2]	3.77%	3.93%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
8Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2023 and held through December 31, 2023.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1]	BEGINNING ACCOUNT VALUE AT 7/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/23	EXPENSES PAID DURING PERIOD 7/1/23-12/31/23[2]
Schwab Municipal Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,016.40	$1.73
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.49	$1.73
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,017.10	$0.97
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.25	$0.97
Schwab AMT Tax-Free Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,016.30	$1.73
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.49	$1.73
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,017.10	$0.97
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.25	$0.97

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days in the period, and divided by 365 days in the fiscal year.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report9

Schwab Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.01	0.00 [2]	0.00 [2]	0.01
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.01	0.00 [2]	0.00 [2]	0.01
Less distributions:
Distributions from net investment income	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	—	—
Total distributions	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.05%	0.92%	0.02%	0.35%	1.20%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34%	0.32%[3,4]	0.11%[4]	0.29%[4,5]	0.34%
Gross operating expenses	0.35%	0.35%[3]	0.35%	0.45%	0.48%
Net investment income (loss)	3.01%	1.07%	0.01%	0.35%	1.19%
Net assets, end of period (x 1,000,000)	$4,003	$2,954	$1,597	$2,041	$2,674

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[5]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
10Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.01	0.00 [2]	0.00 [2]	0.01
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.01	0.00 [2]	0.00 [2]	0.01
Less distributions:
Distributions from net investment income	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	—	—
Total distributions	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.21%	1.05%	0.02%	0.44%	1.35%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%	0.19%[3,4]	0.11%[4]	0.19%[4,5]	0.19%
Gross operating expenses	0.20%	0.20%[3]	0.20%	0.30%	0.33%
Net investment income (loss)	3.14%	1.18%	0.01%	0.45%	1.33%
Net assets, end of period (x 1,000,000)	$12,547	$11,582	$6,405	$9,948	$13,010

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[5]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report11

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 98.8% OF NET ASSETS
ALABAMA 1.0%
Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.01%		01/05/24	11,000,000	11,000,000
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.01%		01/05/24	10,550,000	10,550,000
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.01%		01/05/24	1,455,000	1,455,000
Black Belt Energy Gas District
Gas Supply RB Series 2023B	(b)(c)(d)	3.90%		01/05/24	7,075,000	7,075,000
Energy Southeast Cooperative District
Energy Supply RB Series 2023A1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.92%		01/05/24	5,900,000	5,900,000
Huntsville Health Care Auth
CP		3.68%		03/07/24	25,000,000	25,000,000
RB Series 2020B (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		01/05/24	3,820,000	3,820,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	(a)	4.08%		01/05/24	35,000,000	35,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK ABP)	(a)	4.08%		01/05/24	10,000,000	10,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	(a)	4.08%		01/05/24	27,640,000	27,640,000
Mobile Solid Waste Auth
RB (Waste Management/Chastang) Series 2003 (LOC: WELLS FARGO BANK NA)	(a)	3.95%		01/05/24	4,175,000	4,175,000
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013	(a)	4.08%		01/05/24	15,000,000	15,000,000
Southeast Energy Auth
Commodity Supply RB Series 2023A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.92%		01/05/24	2,500,000	2,500,000
Southeast Energy Auth Cooperative District
RB (Project No.5) Series 2023A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.92%		01/05/24	4,000,000	4,000,000
						163,115,000
See financial notes
12Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ALASKA 0.6%
Alaska Housing Finance Corp
Home Mortgage RB Series 2007A (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.75%		01/05/24	2,555,000	2,555,000
Home Mortgage RB Series 2007B (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.80%		01/05/24	10,690,000	10,690,000
Home Mortgage RB Series 2007D (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.85%		01/05/24	19,660,000	19,660,000
Valdez
Refunding RB (Exxon Pipeline) Series 2001	(a)	3.95%		01/02/24	37,790,000	37,790,000
Refunding RB (ExxonMobil) Series 1993B	(a)	3.95%		01/02/24	805,000	805,000
Terminal Refunding RB (Exxon) Series 1993C	(a)	3.95%		01/02/24	25,140,000	25,140,000
						96,640,000
ARIZONA 0.8%
Arizona Health Facilities Auth
RB (Banner Health) Series 2015C (LOC: BANK OF AMERICA NA)	(a)	4.05%		01/02/24	8,665,000	8,665,000
RB (Dignity Health) Series 2012A (GTY: MIZUHO BANK LTD)	(b)(c)(d)	3.92%		01/05/24	28,575,000	28,575,000
Arizona IDA
Hospital Refunding RB (Phoenix Children’s Hospital) Series 2019A (LOC: JPMORGAN CHASE BANK NA)	(a)	4.05%		01/02/24	10,445,000	10,445,000
Hospital Refunding RB (Phoenix Childrens Hospital) Series 2019B (LOC: BANK OF AMERICA NA)	(a)	4.00%		01/02/24	23,885,000	23,885,000
Maricopa Cnty IDA
Hospital RB (HonorHealth) Series 2021C (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	10,500,000	10,500,000
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: COBANK ACB)	(a)	4.15%	01/04/24	01/05/24	6,750,000	6,750,000
Phoenix IDA
Health Care Facilities RB (Mayo Clinic) Series 2014A (LIQ: BANK OF AMERICA NA)	(a)	3.99%		01/02/24	26,355,000	26,355,000
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2023B (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.92%		01/05/24	19,395,000	19,395,000
						134,570,000
ARKANSAS 0.6%
Osceola
Solid Waste Disposal RB (Plum Point Energy) Series 2006 (LOC: GOLDMAN SACHS BANK USA)	(a)	4.13%		01/05/24	100,000,000	100,000,000
CALIFORNIA 2.6%
Bay Area Toll Auth
Toll Bridge RB Series 2023B (LOC: BARCLAYS BANK PLC)	(a)	3.97%		01/02/24	21,435,000	21,435,000
California Health Facilities Financing Auth
RB (Adventist Health) Series 2023B (LOC: BARCLAYS BANK PLC)	(a)	3.90%		01/02/24	18,535,000	18,535,000
RB (Cedars-Sanai Medical Center) Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	2,665,000	2,665,000
RB (Kaiser Permanente) Series 2006E		3.58%		03/14/24	33,320,000	33,320,000
RB (Kaiser Permanente) Series 2017A2 (LIQ: CITIBANK NA)	(b)(c)(d)	3.90%		01/05/24	7,406,000	7,406,000
California Public Finance Auth
RB (Sharp Healthcare) Series 2017B (LOC: BARCLAYS BANK PLC)	(a)	4.00%		01/02/24	12,930,000	12,930,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report13

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		3.80%		02/08/24	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2004I		3.60%		03/05/24	1,000,000	1,000,000
RB (Kaiser Permanente) Series 2006D		3.58%		03/14/24	38,500,000	38,500,000
RB (Kaiser Permanente) Series 2009B4		3.55%		03/14/24	10,000,000	10,000,000
RB (Kaiser Permanente) Series 2009B6		3.45%		01/03/24	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2009B6		3.45%		01/04/24	7,800,000	7,800,000
RB (Kaiser Permanente) Series 2009B6		3.65%		03/05/24	3,900,000	3,900,000
Emeryville Successor Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.94%		01/05/24	57,715,000	57,715,000
Los Angeles Dept of Airports
Sub RB Series 2017A, 2018A, 2018C, 2019F (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.92%		01/05/24	480,000	480,000
Los Angeles Dept of Water & Power
Power System RB Series 2021A3 (LIQ: ROYAL BANK OF CANADA)	(a)	3.82%		01/02/24	2,800,000	2,800,000
Power System RB Series 2023F1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.90%		01/02/24	25,000,000	25,000,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.96%		01/05/24	5,000,000	5,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(a)(b)	3.94%		01/05/24	3,000,000	3,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	3.96%		01/05/24	700,000	700,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	(a)(b)	3.94%		01/05/24	9,000,000	9,000,000
San Francisco Airport Commission
RB 2nd Series 2014A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.94%	01/04/24	01/05/24	5,625,000	5,625,000
RB 2nd Series 2016B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.94%		01/05/24	13,465,000	13,465,000
RB 2nd Series 2017B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.92%		01/05/24	16,485,000	16,485,000
RB 2nd Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.37%		01/02/24	1,000,000	1,000,000
RB 2nd Series 2019A&E (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.94%		01/05/24	400,000	400,000
RB 2nd Series 2019A, 2019E, 2018D, 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.94%		01/05/24	58,570,000	58,570,000
RB 2nd Series 2019E, 2019A, 2018D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.94%		01/05/24	28,985,000	28,985,000
RB 2nd Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.94%		01/05/24	4,225,000	4,225,000
Refunding RB 2nd Series 2023C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.94%		01/05/24	2,000,000	2,000,000
						436,941,000
COLORADO 1.7%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)	(a)	3.85%		01/05/24	24,500,000	24,500,000
Colorado
COP Series 2021S (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	4,540,000	4,540,000
TRAN 2023A		5.00%		06/28/24	4,500,000	4,532,039
See financial notes
14Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Colorado Health Facilities Auth
Hospital RB (Advent Health) Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	1,000,000	1,000,000
Hospital RB (Advent Health) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	3,905,000	3,905,000
RB (Children’s Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	68,930,000	68,930,000
RB (CommonSpirit Health) Series 2019A2 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	3,000,000	3,000,000
RB (Intermountain Healthcare) Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	4,000,000	4,000,000
RB (Intermountain Healthcare) Series 2022A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	1,200,000	1,200,000
RB (Intermountain Healthcare) Series 2022E	(a)	4.00%		01/02/24	3,025,000	3,025,000
RB (Intermountain Healthcare) Series 2022F	(a)	3.82%		01/05/24	59,100,000	59,100,000
RB (SCL Health System) Series 2016D	(a)	3.90%		01/05/24	26,290,000	26,290,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.90%		01/01/24	8,000,000	8,000,000
Refunding RB (Children’s Hospital Colorado) Series 2020A (LOC: TD BANK NA)	(a)	4.05%		01/02/24	5,425,000	5,425,000
Colorado Housing & Finance Auth
M/F Housing RB (Terrace Park Apartments) Series 2007 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	3.86%		01/05/24	10,725,000	10,725,000
S/F Mortgage Class I Bonds Series 2017E (LIQ: BANK OF AMERICA NA)	(a)	3.81%		01/05/24	11,100,000	11,100,000
Colorado State Univ
System Enterprise RB Series 2015D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%	01/04/24	01/05/24	10,000,000	10,000,000
Denver
Airport System RB Series 2022D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.12%		01/05/24	13,540,000	13,540,000
Airport System Sub RB Series 2018A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.95%		01/05/24	6,685,000	6,685,000
Denver Dedicated Tax Revenue
Dedicated Tax RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.93%		01/05/24	4,205,000	4,205,000
Denver SD #1
GO Bonds Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	1,500,000	1,500,000
						275,202,039
CONNECTICUT 0.1%
Connecticut Development Auth
Refunding RB (Bradley Airport Hotel) Series 2006A (LOC: TD BANK NA)	(a)	3.97%		01/05/24	100,000	100,000
Connecticut HFA
Housing Mortgage Finance Bonds Series 2018C4 (LIQ: TD BANK NA)	(a)	3.79%		01/05/24	21,950,000	21,950,000
						22,050,000
DELAWARE 0.1%
Delaware Health Facilities Auth
Refunding RB (Christiana Care Health Services) Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		01/05/24	12,550,000	12,550,000
New Castle Cnty
Airport Facility RB (FlightSafety) Series 2002	(a)	3.93%		01/05/24	5,185,000	5,185,000
						17,735,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report15

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DISTRICT OF COLUMBIA 1.3%
District of Columbia
GO Bonds Series 2016D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%	01/04/24	01/05/24	8,910,000	8,910,000
GO Bonds Series 2017B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	42,000,000	42,000,000
GO Refunding Bonds Series 2017C (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	20,595,000	20,595,000
Income Tax Secured RB Series 2019A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	895,000	895,000
District of Columbia HFA
M/F Housing RB (Pentacle Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.94%		01/05/24	8,310,000	8,310,000
District of Columbia Water & Sewer Auth
Extendible CP Series A		3.86%	02/06/24	06/28/24	38,000,000	38,000,000
Public Utility Sr Lien RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	4.10%		01/02/24	9,700,000	9,700,000
Public Utility Sr Lien RB Series 2018B (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		01/05/24	1,335,000	1,335,000
Public Utility Sub Lien RB Series 2014B2 (LIQ: TD BANK NA)	(a)	3.90%		01/05/24	3,000,000	3,000,000
Public Utility Sub Lien RB Series 2019A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	3,760,000	3,760,000
Metropolitan Washington Airports Auth
Airport System RB Series 2009D2 (LOC: TD BANK NA)	(a)	4.00%		01/02/24	550,000	550,000
Airport System Refunding RB Series 2011A1 (LOC: TD BANK NA)	(a)	3.78%		01/05/24	28,320,000	28,320,000
Airport System Refunding RB Series 2011A3 (LOC: TD BANK NA)	(a)	3.78%		01/05/24	1,400,000	1,400,000
Airport System Refunding RB Series 2015A (LIQ: CITIBANK NA)	(b)(c)(d)	4.02%	01/04/24	01/05/24	20,500,000	20,500,000
Airport System Refunding RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.93%		01/05/24	7,725,000	7,725,000
Airport System Refunding RB Series 2019A (LIQ: CITIBANK NA)	(b)(c)(d)	3.91%		01/05/24	5,500,000	5,500,000
Airport System Refunding RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.45%		01/02/24	9,510,000	9,510,000
Airport System Refunding RB Series 2023A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.92%		01/05/24	10,285,000	10,285,000
						220,295,000
FLORIDA 3.5%
Brevard Cnty HFA
M/F Housing RB (Timber Trace Apts) Series 2007 (LOC: CITIBANK NA)	(a)	3.79%		01/05/24	8,880,000	8,879,922
Broward Cnty
Airport Facility RB (Embraer Aircraft Holding) Series 2007A (LOC: CITIBANK NA)	(a)	3.91%		01/05/24	11,500,000	11,500,000
Airport System RB Series 2019A 2017 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.94%		01/05/24	5,310,000	5,310,000
Broward Cnty HFA
M/F Housing RB (Palms of Deerfield Beach Apts) Series 2006 (LOC: CITIBANK NA)	(a)	3.79%		01/05/24	2,925,000	2,925,000
M/F Housing RB (Sailboat Bend Artist Lofts) Series 2006 (LOC: CITIBANK NA)	(a)	3.80%		01/05/24	1,100,000	1,100,000
Collier Cnty Health Facilities Auth
RB (Cleveland Clinic) Series 2003C1		3.57%		04/03/24	35,000,000	35,000,000
Collier Cnty IDA
IDRB (Allete) Series 2006 (LOC: WELLS FARGO BANK NA)	(a)	3.93%		01/05/24	27,800,000	27,800,000
See financial notes
16Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.96%		01/05/24	7,970,000	7,970,000
M/F Housing RB (Hudson Ridge Apts) Series 2008L (LOC: JPMORGAN CHASE BANK NA)	(a)	3.92%		01/05/24	2,060,000	2,060,000
M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: CITIBANK NA)	(a)	3.96%		01/05/24	2,895,000	2,895,000
M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.95%		01/05/24	7,000,000	7,000,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.95%		01/05/24	4,800,000	4,800,000
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: CITIBANK NA)	(a)	3.96%		01/05/24	2,955,000	2,955,000
M/F Mortgage RB (St. Andrews Pointe Apts) Series 2003E1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.96%		01/05/24	5,240,000	5,240,000
M/F Mortgage Refunding RB (Grand Reserve at Lee Vista) Series 2004L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.93%		01/05/24	10,810,000	10,810,000
M/F Mortgage Refunding RB (Grand Reserve at Maitland Park) Series 2004M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.93%		01/05/24	3,900,000	3,900,000
Florida Local Government Finance Commission
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		3.80%		01/05/24	34,006,000	34,006,000
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		3.84%		01/05/24	3,000,000	3,000,000
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		3.60%		02/02/24	2,400,000	2,400,000
Greater Orlando Aviation Auth
Airport Facility Sub RB Series 2017A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.93%		01/05/24	1,875,000	1,875,000
Sub Airport Facilities RB Series 2017A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.95%		01/05/24	1,875,000	1,875,000
Halifax Hospital Medical Center
Hospital Refunding RB Series 2008 (LOC: JPMORGAN CHASE BANK NA)	(a)	4.65%		01/05/24	6,500,000	6,500,000
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.95%		01/05/24	17,590,000	17,590,000
M/F Housing RB (Royal Palm Key Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.78%		01/05/24	6,395,000	6,395,000
Hillsborough Cnty IDA
Health System RB (Baycare Health) Series 2020B (LOC: TD BANK NA)	(a)	4.00%		01/02/24	21,900,000	21,900,000
Health System RB (Baycare Health) Series 2020D (LOC: TD BANK NA)	(a)	4.10%		01/02/24	1,150,000	1,150,000
Jacksonville
CP Series A (LOC: BANK OF AMERICA NA)		3.75%		01/03/24	29,300,000	29,300,000
Health Care Refunding RB (Baptist Health) Series 2019B	(a)	3.90%		01/05/24	7,545,000	7,545,000
Health Care Refunding RB (Baptist Health) Series 2019D	(a)	3.87%		01/05/24	36,805,000	36,805,000
Health Care Refunding RB (Baptist Health) Series 2019E	(a)	3.87%		01/05/24	36,615,000	36,615,000
Lee Cnty
Airport RB Series 2021B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.93%		01/05/24	2,440,000	2,440,000
Manatee Cnty
Refunding RB Series 2022 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.92%		01/05/24	7,915,000	7,915,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report17

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Miami
Special Obligation RB Series 2023A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.92%		01/05/24	16,615,000	16,615,000
Miami Dade Cnty Aviation
CP Notes Series 2021 (LOC: BANK OF AMERICA NA)		3.90%		01/10/24	20,000,000	20,000,000
CP Notes Series 2021 (LOC: BANK OF AMERICA NA)		3.84%		02/12/24	10,000,000	10,000,000
Miami-Dade Cnty
GO Bonds Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	7,645,000	7,645,000
Seaport CP Notes Series B1 (LOC: BANK OF AMERICA NA)		3.75%		04/02/24	30,000,000	30,000,000
Seaport CP Notes Series B1 (LOC: BANK OF AMERICA NA)		3.60%		04/03/24	30,000,000	30,000,000
Transit System Sales Surtax RB Series 2020A & 2018 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	5,835,000	5,835,000
Transit System Sales Surtax RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	32,830,000	32,830,000
Orange Cnty HFA
M/F Housing RB (Lakeside Pointe Apts) Series 2005B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.58%		01/05/24	5,115,000	5,115,000
M/F Housing RB (Landings on Millenia Blvd Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.58%		01/05/24	9,705,000	9,705,000
M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: TRUIST BANK)	(a)	3.87%		01/05/24	6,680,000	6,680,000
M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: TRUIST BANK)	(a)	3.87%		01/05/24	7,230,000	7,230,000
M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.58%		01/05/24	9,955,000	9,955,000
M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.58%		01/05/24	6,815,000	6,815,000
Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.67%		01/05/24	6,110,000	6,110,000
Orlando Utilities Commission
Utility System RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	4,000,000	4,000,000
Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: CITIBANK NA)	(a)	5.50%		01/05/24	2,510,000	2,510,000
Sarasota Cnty
RB (Planned Parenthood) Series 2007 (LOC: BMO BANK NA)	(a)	3.93%		01/05/24	760,000	760,000
South Broward Hospital District
Hospital RB Series 2016A & 2018 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		01/05/24	1,815,000	1,815,000
						571,075,922
GEORGIA 1.7%
Atlanta
General Airport RB Series 2019B (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.95%		01/05/24	3,520,000	3,520,000
Water & Wastewater CP Series 2021 (LOC: WELLS FARGO BANK NA)		3.85%		01/25/24	30,000,000	29,999,970
Water & Wastewater CP Series 2021 (LOC: WELLS FARGO BANK NA)		3.64%		03/07/24	5,215,000	5,215,000
Atlanta Hartsfield-Jackson Airport
Airport CP Notes Series N2 (LOC: PNC BANK NA)		3.95%		01/09/24	18,005,000	18,005,000
Airport CP Notes Series N2 (LOC: PNC BANK NA)		4.05%		01/09/24	13,849,000	13,849,000
Airport CP Notes Series N2 (LOC: PNC BANK NA)		4.10%		01/09/24	84,529,000	84,529,000
Airport CP Notes Series O2 (LOC: JPMORGAN CHASE BANK NA)		3.90%		01/09/24	17,511,000	17,511,000
Airport CP Notes Series O2 (LOC: JPMORGAN CHASE BANK NA)		4.05%		01/09/24	4,322,000	4,322,000
See financial notes
18Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Airport CP Notes Series O2 (LOC: JPMORGAN CHASE BANK NA)		4.10%		01/09/24	36,605,000	36,605,000
CP Notes Series M2 (LOC: BANK OF AMERICA NA)		4.05%		01/09/24	5,874,000	5,874,000
CP Notes Series M2 (LOC: BANK OF AMERICA NA)		4.10%		01/09/24	6,489,000	6,489,000
Brookhaven Development Auth
RB (Children’s Healthcare of Atlanta) Series 2019A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	18,805,000	18,805,000
Fulton Cnty Development Auth
Airport Facility RB (FlightSafety) Series 1999B	(a)	3.93%		01/05/24	9,350,000	9,350,000
Main Street Natural Gas Inc
Gas Supply RB Series 2023D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	2,700,000	2,700,000
Gas Supply RB Series 2023E1	(b)(c)(d)	3.90%		01/05/24	2,110,000	2,110,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.00%		01/05/24	14,300,000	14,300,000
Savannah Economic Development Auth
Exempt Facility RB (Home Depot) Series 1995B (LOC: TRUIST BANK)	(a)	3.95%		01/05/24	12,750,000	12,750,000
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: BANK OF AMERICA NA)	(a)	3.94%		01/05/24	1,120,000	1,120,000
						287,053,970
IDAHO 0.0%
Cassia Cnty IDC
IDRB (Oak Valley Heifers) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	(a)	4.15%		01/05/24	900,000	900,000
ILLINOIS 3.5%
Chicago
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO BANK NA)	(a)	3.89%		01/05/24	3,797,000	3,797,000
M/F Housing RB (Renaissance Place Apts) Series 2007 (LOC: BMO BANK NA)	(a)	3.90%		01/05/24	980,000	980,000
M/F Housing RB (Renaissance St Luke) Series 2008 (LOC: BMO BANK NA)	(a)	3.90%		01/05/24	7,310,000	7,310,000
Midway Airport 2nd Lien RB Series 2004C1 (LOC: BANK OF MONTREAL)	(a)	3.89%		01/05/24	37,165,000	37,165,000
Midway Airport 2nd Lien RB Series 2004D (LOC: BANK OF MONTREAL)	(a)	3.82%		01/05/24	2,755,000	2,755,000
Midway Airport 2nd Lien Refunding RB Series 2014C (LOC: PNC BANK NA)	(a)	3.89%		01/05/24	30,100,000	30,100,000
OHare General Airport Sr Lien RB Series 2022A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.93%		01/05/24	2,810,000	2,810,000
OHare General Airport Sr Lien RB Series 2022A & 2018A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.94%		01/05/24	5,620,000	5,620,000
OHare General Airport Sr Lien Refunding RB Series 2018A (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		01/05/24	14,980,000	14,980,000
Chicago Transit Auth
2nd Lien Sales Tax RB Series 2017 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	3,660,000	3,660,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report19

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Illinois Finance Auth
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		3.70%		04/03/24	13,626,000	13,626,000
RB (Advocate Health) Series 2008C-1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.90%		01/05/24	69,780,000	69,780,000
RB (Chicago Horticultural Society) Series 1999 (LOC: BMO BANK NA)	(a)	3.75%		01/05/24	4,050,000	4,050,000
RB (Fenwick HS) Series 2007 (LOC: PNC BANK NA)	(a)	3.83%		01/05/24	635,000	635,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	(a)	3.80%		01/05/24	3,340,000	3,340,000
RB (Mercy Health) Series 2016 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	5,000,000	5,000,000
RB (North Shore Country Day School) Series 2003 (LOC: BMO BANK NA)	(a)	3.81%		01/05/24	9,500,000	9,500,000
RB (Northshore Edward Elmhurst Health) Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	9,390,000	9,390,000
RB (Northshore Edward Elmhurst Health) Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.10%		01/02/24	8,400,000	8,400,000
RB (Northshore Edward Elmhurst Health) Series 2022D (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.87%		01/02/24	27,205,000	27,205,000
RB (Northshore Edward Elmhurst Health) Series 2022F (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.87%		01/02/24	19,050,000	19,050,000
RB (Northshore Edward Elmhurst) Series 2022E (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.10%		01/02/24	5,300,000	5,300,000
RB (NorthShore Univ Health System) Series 2020B (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.87%		01/02/24	43,385,000	43,385,000
RB (Uhlich Children’s Advantage Network) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	3.86%		01/05/24	3,310,000	3,310,000
RB (Univ of Chicago Medical Center) Series 2009D2 (LOC: TD BANK NA)	(a)	4.00%		01/02/24	10,400,000	10,400,000
RB (Univ of Chicago Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	23,200,000	23,200,000
RB (Univ of Chicago Medical Center) Series 2022A & 2016B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	12,000,000	12,000,000
RB (Univ of Chicago) Series 2015A (ESCROW) (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%	01/04/24	01/05/24	2,600,000	2,600,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.12%		01/02/24	1,550,000	1,550,000
RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO BANK NA)	(a)	3.90%		01/05/24	8,600,000	8,600,000
Refunding RB (Northwestern Memorial Health) Series 2021E	(a)	3.75%		01/05/24	16,020,000	16,020,000
Refunding RB (OSF Healthcare System) Series 2018B (LOC: JPMORGAN CHASE BANK NA)	(a)	4.10%		01/02/24	800,000	800,000
Refunding RB (OSF Healthcare) Series 2018C (LOC: PNC BANK NA)	(a)	4.15%		01/02/24	450,000	450,000
Illinois Housing Development Auth
M/F Housing RB (Foxview I & II Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.82%		01/05/24	22,430,000	22,430,000
RB Series 2023P (LIQ: TD BANK NA)	(a)	3.70%		01/05/24	46,000,000	46,000,000
Illinois Hsg Dev Auth 2016
M/F RB Series 2023C (LIQ: BANK OF MONTREAL)	(a)	3.76%		01/05/24	11,730,000	11,730,000
Illinois Hsg Development Auth March 2016 S/F
RB Series 2022D (LIQ: BANK OF MONTREAL)	(a)	3.76%		01/05/24	500,000	500,000
RB Series 2022E (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.92%		01/05/24	11,975,000	11,975,000
See financial notes
20Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Illinois Regional Transportation Auth
GO Bonds Series 2018B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.90%		01/05/24	5,000,000	5,000,000
GO Bonds Series 2018B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.92%		01/05/24	9,000,000	9,000,000
Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.93%		01/05/24	14,430,000	14,430,000
Sr RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.93%		01/05/24	1,310,000	1,310,000
Lisle
M/F Housing RB (Ashley of Lisle) Series 1985 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.94%		01/05/24	27,000,000	27,000,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.79%		01/05/24	4,100,000	4,100,000
Will Cnty
RB (ExxonMobil) Series 2001	(a)	4.00%		01/02/24	18,180,000	18,180,000
						578,423,000
INDIANA 1.3%
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997	(a)	4.18%		01/05/24	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1998	(a)	4.18%		01/05/24	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1999A	(a)	4.18%		01/05/24	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2000A	(a)	4.18%		01/05/24	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B	(a)	4.18%		01/05/24	20,000,000	20,000,000
Indiana Finance Auth
Economic Development RB (Cargill) Series 2011	(a)	3.90%		01/05/24	4,000,000	4,000,000
Environmental Refunding RB (Duke Energy Indiana) Series 2009A4 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	4.15%		01/02/24	30,765,000	30,765,000
Health Facilities RB (Baptist Healthcare) Series 2017A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	7,990,000	7,990,000
Health System RB (Franciscan Alliance) Series 2016A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	2,720,000	2,720,000
Hospital RB (Parkview Health System) Series 2009B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	4.20%		01/05/24	10,000,000	10,000,000
Hospital RB (Parkview Health System) Series 2009D (LOC: TD BANK NA)	(a)	4.00%		01/02/24	37,560,000	37,560,000
Refunding RB (Trinity Health) Series 2008D2		3.76%		01/04/24	17,470,000	17,470,000
Indiana Health Facility Financing Auth
RB (Ascension Health Credit Group) Series 2003E-6	(a)	3.80%		01/05/24	3,000,000	3,000,000
RB (Ascension Health) Series 2005A2	(a)	3.80%		01/05/24	585,000	585,000
Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2017B3 (LIQ: TD BANK NA)	(a)	4.00%		01/02/24	10,100,000	10,100,000
S/F Mortgage RB Series 2017C3 (LIQ: TD BANK NA)	(a)	4.00%		01/02/24	14,345,000	14,345,000
Noblesville
RB (GreyStone Apts) Series 2006A (LOC: BANK OF AMERICA NA)	(a)	3.98%		01/05/24	8,875,000	8,875,000
						207,410,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report21

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
IOWA 1.7%
Iowa Finance Auth
Midwestern Disaster Area RB (Cargill) Series 2009A	(a)	3.90%		01/05/24	37,000,000	37,000,000
Midwestern Disaster Area RB (Cargill) Series 2009B	(a)	3.90%		01/05/24	65,947,000	65,947,000
Midwestern Disaster Area RB (Cargill) Series 2012	(a)	3.90%		01/05/24	31,500,000	31,500,000
Midwestern Disaster Area RB (Cargill) Series 2012A	(a)	3.90%		01/05/24	73,200,000	73,200,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	(a)	4.15%		01/05/24	5,940,000	5,940,000
RB (UnityPoint Health) Series 2018E (LOC: JPMORGAN CHASE BANK NA)	(a)	4.00%		01/02/24	1,730,000	1,730,000
RB (UnityPoint Health) Series 2018F (LOC: JPMORGAN CHASE BANK NA)	(a)	4.10%		01/02/24	6,395,000	6,395,000
Sewage and Solid Waste Disposal RB (Cargill) Series 2021	(a)	3.91%		01/05/24	61,000,000	61,000,000
						282,712,000
KANSAS 0.3%
Meade Cnty
Solid Waste Disposal RB (High Plains Ponderosa Dairy) Series 2021 (LOC: AGRIBANK FCB)	(a)	4.15%		01/05/24	7,000,000	7,000,000
Meade Cnty Solid Waste Disposal
Solid Waste Disposal RB (High Plains Ponderosa Dairy) Series 2023 (LOC: AGRIBANK FCB)	(a)	4.15%		01/05/24	15,000,000	15,000,000
Wichita
Industrial RB (Cargill) Series VII-A 2018	(a)	3.91%		01/05/24	25,800,000	25,800,000
						47,800,000
KENTUCKY 2.2%
Boone Cnty
Pollution Control Refunding RB (Duke Energy) Series 2010 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.95%		01/05/24	20,480,000	20,480,000
Hancock Cnty
Solid Waste Disposal Facilities RB (NSA Ltd) Series 1998 (LOC: WELLS FARGO BANK NA)	(a)	4.00%		01/05/24	7,815,000	7,815,000
Hopkinsville
IDRB (Riken Elastomers Corp) Series 2007A (LOC: MUFG BANK LTD)	(a)	3.90%		01/05/24	5,500,000	5,500,000
IDRB (Riken Elastomers Corp) Series 2013A (LOC: MUFG BANK LTD)	(a)	3.90%		01/05/24	4,500,000	4,500,000
Kenton Cnty Airport Board
Special Facilities RB (FlightSafety) Series 2001A	(a)	3.93%		01/05/24	4,400,000	4,400,000
Louisville & Jefferson Cnty Metro Government
Health System RB (Norton Health) Series 2023C (LOC: TRUIST BANK)	(a)	4.00%		01/02/24	70,070,000	70,070,000
Health System RB (Norton Healthcare) Series 2011A (LOC: PNC BANK NA)	(a)	3.79%		01/05/24	11,020,000	11,020,000
Health System RB (Norton Healthcare) Series 2011B (LOC: PNC BANK NA)	(a)	4.05%		01/02/24	17,700,000	17,700,000
Health System RB (Norton Healthcare) Series 2023D (LOC: TRUIST BANK)	(a)	4.00%		01/02/24	68,065,000	68,065,000
See financial notes
22Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2023C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.90%		01/05/24	3,500,000	3,500,000
Sewer & Drainage System Sub CP Series 2023A1 (LIQ: BANK OF AMERICA NA)		3.70%		01/03/24	9,756,600	9,756,600
Sewer & Drainage System Sub CP Series 2023A1 (LIQ: BANK OF AMERICA NA)		3.75%		01/24/24	17,000,000	17,000,000
Sewer & Drainage System Sub CP Series 2023A2 (LIQ: JPMORGAN CHASE BANK NA)		3.55%		01/03/24	80,000,000	80,000,000
Sewer & Drainage System Sub CP Series 2023A2 (LIQ: JPMORGAN CHASE BANK NA)		3.78%		01/24/24	21,390,000	21,390,000
Sewer & Drainage System Sub CP Series 2023A2 (LIQ: JPMORGAN CHASE BANK NA)		3.82%		01/24/24	15,000,000	15,000,000
						356,196,600
LOUISIANA 1.8%
Calcasieu Parish IDB
Refunding RB (Hydroserve Westlake) Series 1999 (LOC: JPMORGAN CHASE BANK NA)	(a)	4.05%	01/03/24	01/05/24	5,100,000	5,100,000
East Baton Rouge Parish IDB
RB (ExxonMobil) Series 2010A	(a)	3.95%		01/02/24	72,100,000	72,100,000
RB (ExxonMobil) Series 2010B	(a)	3.95%		01/02/24	117,795,000	117,795,000
Louisiana HFA
M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.01%		01/05/24	11,550,000	11,550,000
M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.01%		01/05/24	6,400,000	6,400,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.15%		01/05/24	3,220,000	3,220,000
Louisiana Public Facilities Auth
Hospital RB (Louisiana Children’s Medical Center) Series 2017A (LOC: UBS AG)	(a)	3.71%		01/05/24	53,100,000	53,100,000
Hospital RB (Louisiana Children’s Medical Center) Series 2017B (LOC: UBS AG)	(a)	3.85%		01/05/24	27,500,000	27,500,000
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984A (LOC: WELLS FARGO BANK NA)		4.00%		03/15/24	5,000,000	5,000,000
St. Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.15%		01/05/24	2,540,000	2,540,000
						304,305,000
MAINE 0.6%
Maine State Housing Auth
Mortgage Purchase Bonds Series 2015E3 (LIQ: BANK OF AMERICA NA)	(a)	3.89%		01/05/24	29,000,000	29,000,000
Mortgage Purchase Bonds Series 2022C (LIQ: UBS AG)	(a)	4.01%		01/05/24	69,765,000	69,765,000
						98,765,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report23

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MARYLAND 0.3%
Baltimore Cnty
GO Bonds Series 2018 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.92%		01/05/24	2,570,000	2,570,000
Maryland Community Development Administration
M/F Housing Development RB (Shakespeare Park Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.87%		01/05/24	7,200,000	7,200,000
Maryland IDA
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC BANK NA)	(a)	3.90%		01/05/24	5,525,000	5,525,000
Montgomery Cnty Housing Opportunities Commission
M/F Housing RB Series 2023A (LOC: TD BANK NA)	(a)	4.00%		01/02/24	19,945,000	19,945,000
Univ System of Maryland
Auxiliary Facility & Tuition RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	4.10%		01/02/24	6,500,000	6,500,000
Washington Suburban Sanitary District
GO BAN Series A (LIQ: TD BANK NA)	(a)	4.07%		01/02/24	7,400,000	7,400,000
						49,140,000
MASSACHUSETTS 2.4%
Boston Water & Sewer Commission
CP BAN Series A (LOC: TD BANK NA)		3.90%		01/11/24	35,200,000	35,200,000
Massachusetts
Commonwealth Transportation Fund RB Series 2022A&B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.87%		01/05/24	5,625,000	5,625,000
Commonwealth Transportation Fund RB Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.87%		01/05/24	6,400,000	6,400,000
Commonwealth Transportation Fund RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.88%		01/05/24	7,500,000	7,500,000
Commonwealth Transportation Fund RB Series 2023B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.87%		01/05/24	5,600,000	5,600,000
GO BAN Series A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%	01/04/24	01/05/24	55,000,000	55,000,000
GO Bonds Series 2016B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	22,540,000	22,540,000
GO Bonds Series 2022C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.89%		01/05/24	4,000,000	4,000,000
GO Bonds Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.88%		01/05/24	3,200,000	3,200,000
GO Bonds Series 2023D (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.87%		01/05/24	8,500,000	8,500,000
GO Refunding Bonds Series 2019A		5.00%		01/01/24	435,000	435,000
RB (Rail Enhancement) Series 2022A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.92%		01/05/24	17,000,000	17,000,000
Massachusetts Bay Transportation Auth
Sub Sales Tax Bonds Series 2022A (LIQ: TD BANK NA)	(a)	3.75%		01/05/24	1,000,000	1,000,000
Transportation System Bonds Series 2000A1 (LIQ: TD BANK NA)	(a)	3.75%		01/05/24	20,185,000	20,185,000
Massachusetts Dept of Transportation
Highway System Sub Refunding RB Series 2022A1 (LIQ: TD BANK NA)	(a)	3.82%		01/05/24	40,200,000	40,200,000
Metropolitan Highway System Sr RB Series 2010A2 (LOC: TD BANK NA)	(a)	3.75%		01/05/24	17,670,000	17,670,000
Metropolitan Highway System Sub Refunding RB (Commonwealth Contract Assistance) Series 2022A2 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)	3.79%		01/05/24	26,025,000	26,025,000
See financial notes
24Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Massachusetts Development Finance Agency
RB (Chelsea Jewish Lifecare) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	4.03%		01/05/24	47,000,000	47,000,000
RB (CIL Realty) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.03%		01/05/24	2,345,000	2,345,000
RB (CIL Realty) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.03%		01/05/24	11,800,000	11,800,000
RB (College of the Holy Cross) Series 2002 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.90%		01/05/24	5,050,000	5,050,000
RB (Partners HealthCare) Series T2 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%	01/04/24	01/05/24	5,600,000	5,600,000
Massachusetts HFA
Housing RB Series 2018B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.21%		01/02/24	400,000	400,000
Massachusetts Port Auth
RB Series 2016B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.23%		01/02/24	1,235,000	1,235,000
RB Series 2021E (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	2,810,000	2,810,000
Massachusetts Water Resources Auth
Water CP Series 2016 (LOC: TD BANK NA)		3.63%		03/13/24	4,600,000	4,600,000
Univ of Massachusetts Building Auth
CP Notes Series 2013A1 (LIQ: TD BANK NA)		3.95%		01/11/24	36,688,000	36,688,000
						393,608,000
MICHIGAN 2.7%
Grand Traverse Hospital Finance Auth
Refunding RB (Munson Healthcare) Series 2019C (LOC: PNC BANK NA)	(a)	4.10%		01/02/24	13,375,000	13,375,000
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		3.81%		03/01/24	14,500,000	14,500,000
Hospital RB (CHE Trinity Health) Series 2013MI2 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	7,775,000	7,775,000
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%	01/04/24	01/05/24	28,700,000	28,700,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: UBS AG)	(b)(c)(d)	3.90%		01/05/24	2,600,000	2,600,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.22%		01/02/24	3,135,000	3,135,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	15,330,000	15,330,000
Hospital Refunding RB (Trinity Health) Series 2017MIA & MI2022A & MI2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	4,405,000	4,405,000
Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.83%		01/05/24	8,400,000	8,400,000
Rental Housing RB Series 2008A (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.83%		01/05/24	24,420,000	24,420,000
Rental Housing RB Series 2016D (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.96%		01/05/24	8,670,000	8,670,000
Rental Housing RB Series 2016E (LIQ: UBS AG)	(a)	3.87%		01/05/24	11,095,000	11,095,000
Rental Housing RB Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	7,500,000	7,500,000
S/F Mortgage RB Series 2007B (LIQ: TD BANK NA)	(a)	3.75%		01/05/24	49,020,000	49,020,000
S/F Mortgage RB Series 2007F (LIQ: TD BANK NA)	(a)	3.75%		01/05/24	4,400,000	4,400,000
S/F Mortgage RB Series 2022B (LOC: BARCLAYS BANK PLC)	(a)	3.80%		01/05/24	56,600,000	56,600,000
S/F Mortgage RB Series 2022D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	7,215,000	7,215,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report25

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Michigan Strategic Fund
Limited Obligation RB (Henry Ford Museum & Greenfield Village) Series 2002 (LOC: PNC BANK NA)	(a)	3.83%		01/05/24	29,400,000	29,400,000
Limited Obligation RB (Kroger) Series 2010 (LOC: BANK OF NOVA SCOTIA)	(a)	3.91%		01/05/24	40,335,000	40,335,000
Limited Obligation RB (Tubelite) Series 2012 (LOC: WELLS FARGO BANK NA)	(a)	3.91%		01/05/24	10,000,000	10,000,000
LT GO Bonds (Greenville Venture Partners) Series 2018 (LOC: BMO BANK NA)	(a)	4.15%		01/05/24	5,250,000	5,250,000
Recovery Zone Facility RB (CS Facilities) Series 2010 (LOC: BMO BANK NA)	(a)	4.08%		01/05/24	31,045,000	31,045,000
Univ of Michigan
CP Notes Series L1		3.78%		03/05/24	21,815,000	21,815,000
Extendible CP Notes Series L2		3.53%		01/04/24	23,105,000	23,105,000
General RB Series 2009B		3.64%		03/06/24	13,250,000	13,250,000
						441,340,000
MINNESOTA 1.0%
East Grand Forks
Solid Waste Disposal RB (American Crystal Sugar) Series 2019 (LOC: COBANK ACB)	(a)	4.15%		01/05/24	8,000,000	8,000,000
Edina
M/F Housing Refunding RB (Vernon Terrace Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.95%		01/05/24	5,705,000	5,705,000
Grant Cnty
IDRB (Riverview) Series 2020 (LOC: AGRIBANK FCB)	(a)	4.15%		01/05/24	20,000,000	20,000,000
Moorehead
Refunding RBs (American Crystal Sugar Comp) Series 2020 (LOC: COBANK ACB)	(a)	4.08%		01/05/24	7,500,000	7,500,000
Norman Cnty
Solid Waste Disposal RB (Riverview) Series 2022 (LOC: AGRIBANK FCB)	(a)	4.15%		01/05/24	20,000,000	20,000,000
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2014		3.68%		03/05/24	60,000,000	60,000,000
Health Care Facilities RB (Mayo Clinic) Series 2016	(a)	3.78%		01/05/24	23,640,000	23,640,000
St. Louis Park
M/F Housing Refunding RB (Knollwood Place Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.95%		01/05/24	12,300,000	12,300,000
M/F Housing Refunding RB (Westwind Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.95%		01/05/24	5,565,000	5,565,000
Swift Cnty
IDRB (Riverview LLP) Series 2018 (LOC: AGRIBANK FCB)	(a)	4.15%		01/05/24	10,000,000	10,000,000
						172,710,000
MISSISSIPPI 3.0%
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron) Series 2010A	(a)	3.80%		01/05/24	31,500,000	31,500,000
Gulf Opportunity Zone IDRB (Chevron) Series 2010C	(a)	3.78%		01/05/24	19,750,000	19,750,000
Gulf Opportunity Zone IDRB (Chevron) Series 2011D	(a)	4.15%		01/02/24	2,900,000	2,900,000
Gulf Opportunity Zone IDRB (Chevron) Series 2011E	(a)	3.95%		01/02/24	46,100,000	46,100,000
IDRB (Chevron) Series 2007A	(a)	3.95%		01/02/24	198,250,000	198,250,000
See financial notes
26Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
IDRB (Chevron) Series 2007B	(a)	3.95%		01/02/24	3,250,000	3,250,000
IDRB (Chevron) Series 2007C	(a)	3.95%		01/02/24	12,135,000	12,135,000
IDRB (Chevron) Series 2007E	(a)	3.95%		01/02/24	2,770,000	2,770,000
IDRB (Chevron) Series 2010H	(a)	4.15%		01/02/24	10,990,000	10,990,000
IDRB (Chevron) Series 2011A	(a)	4.15%		01/02/24	33,285,000	33,285,000
IDRB (Chevron) Series 2011B	(a)	4.15%		01/02/24	4,400,000	4,400,000
Port Facilities Refunding RB (Chevron) Series 2023	(a)	3.95%		01/02/24	107,850,000	107,850,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 20082 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.01%		01/05/24	5,000,000	5,000,000
M/F Housing RB (William Bell Apts) Series 20081 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.01%		01/05/24	5,160,000	5,160,000
Mississippi State Univ Educational Building Corp
Refunding RB (Mississippi State Univ) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.90%		01/05/24	9,760,000	9,760,000
						493,100,000
MISSOURI 0.4%
Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: BANK OF AMERICA NA)	(a)	3.96%		01/05/24	8,435,000	8,435,000
Metropolitan St Louis Sewer District
Wastewater System RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	4.10%		01/02/24	10,530,000	10,530,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (SSM Health) Series 2019A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		01/05/24	17,500,000	17,500,000
Health Facilities RB (SSM Health) Series 2022A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	(b)(c)(d)	4.07%	01/04/24	06/03/24	10,520,000	10,520,000
St Louis County
Special Obligation RB (Convention Center) Series 2022A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		01/05/24	9,105,000	9,105,000
St. Louis Cnty IDA
M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.94%		01/05/24	5,335,000	5,335,000
Taney Cnty IDA
RB (Keeter Heights) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	4.19%		01/05/24	1,460,000	1,460,000
						62,885,000
NEBRASKA 0.3%
Central Plains Energy
Gas RB Series 2022-1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.92%		01/05/24	655,000	655,000
Douglas Cnty Hosp Auth NO 2
Health Facilities RB (Children’s Hospital) Series 2017 (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.91%		01/05/24	4,435,000	4,435,000
Nebraska Investment Finance Auth
M/F Housing RB (Irvington Heights Apts) Series 2007A (LOC: CITIBANK NA)	(a)	3.90%		01/05/24	9,535,000	9,535,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report27

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Washington Cnty
IDRB (Cargill) Series 2010	(a)	3.90%		01/05/24	3,880,000	3,880,000
IDRB (Cargill) Series 2010B	(a)	3.90%		01/05/24	3,000,000	3,000,000
RB (Cargill) Series 2019	(a)	3.91%		01/05/24	32,000,000	32,000,000
						53,505,000
NEVADA 0.8%
Clark Cnty
Airport System Sub Lien RB Series 2008C1 (LOC: BANK OF AMERICA NA)	(a)	3.81%		01/05/24	63,780,000	63,780,000
LT GO Refunding Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	4.10%		01/02/24	8,600,000	8,600,000
Las Vegas Valley Water District
GO Water Bonds Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	5,615,000	5,615,000
Nevada Dept of Business & Industry
RB (Brightline West Passenger Rail) Series 2020A (ESCROW)		3.70%		01/31/24	930,000	930,000
Nevada Housing Division
Housing RB (Vintage at Laughlin Apts) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.00%		01/05/24	5,510,000	5,510,000
Housing RB (Vista Creek Apts) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.00%		01/05/24	18,515,000	18,515,000
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.90%		01/05/24	9,500,000	9,500,000
M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.90%		01/05/24	8,565,000	8,565,000
M/F Housing RB (Sonoma Palms Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.90%		01/05/24	16,000,000	16,000,000
						137,015,000
NEW HAMPSHIRE 0.7%
New Hampshire Business Finance Auth
Recovery Zone Facility RB (Lonza Biologics) Series 2010 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.90%		01/05/24	15,000,000	15,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2003 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.91%		01/05/24	30,000,000	30,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2005 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.91%		01/05/24	19,500,000	19,500,000
Solid Waste Disposal RB (Lonza Biologics) Series 2017 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)(b)	3.91%		01/05/24	45,000,000	45,000,000
						109,500,000
NEW JERSEY 0.3%
Berkeley Township
BAN Series 2023B		5.00%		08/27/24	11,989,000	12,098,132
Brigantine NJ
BAN		5.00%		09/25/24	8,650,000	8,729,094
Hopewell Township
BAN		4.75%		09/25/24	12,193,000	12,284,779
New Jersey Health Care Facilities Financing Auth
Hospital Capital Asset RB Series 1985B (LOC: TD BANK NA)	(a)	3.80%		01/05/24	3,245,000	3,245,000
RB (Atlantic Health) Series 2008B (LOC: BANK OF AMERICA NA)	(a)	3.80%		01/05/24	2,530,000	2,530,000
See financial notes
28Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New Jersey Housing & Mortgage Finance Agency
M/F Housing RB (Meadow Brook Apt) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.85%		01/05/24	3,000,000	3,000,000
						41,887,005
NEW YORK 22.6%
Albany City SD
GO BAN Series 2023B		4.75%		06/27/24	23,900,000	24,016,942
Bayport Blue Point UFSD
TAN 2023-2024		5.25%		06/26/24	15,000,000	15,088,829
Bethlehem CSD
BAN 2023A		5.00%		07/12/24	2,703,456	2,721,232
BAN 2023B		4.75%		07/12/24	18,700,000	18,813,614
Burnt Hills - Ballston Lake CSD
GO BAN Series 2023		4.50%		06/21/24	15,600,000	15,661,151
Carmel
BAN 2023		5.00%		09/27/24	14,841,000	14,977,720
Cazenovia CSD
GO BAN 2023		4.75%		07/12/24	14,000,000	14,082,187
Cheektowaga-Maryvale UFSD
BAN 2023		5.00%		07/24/24	12,000,000	12,081,891
Connetquot CSD
TAN 2023-2024		5.00%		06/24/24	29,000,000	29,181,302
Deer Park UFSD
TAN Series 2023-2024		4.75%		06/25/24	16,500,000	16,594,928
East Hampton UFSD
TAN 2023-2024 Series B		4.75%		06/27/24	5,000,000	5,026,149
East Islip UFSD
GO TAN 2023		5.25%		06/27/24	6,000,000	6,035,444
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.03%		01/05/24	3,230,000	3,230,000
Eastport South Manor CSD
BAN 2023 Series B		4.75%		05/24/24	25,000,000	25,110,080
TAN 2023-2024		4.75%		06/21/24	12,000,000	12,058,497
Hampton Bays UFSD
TAN 2023-2024		5.00%		06/21/24	10,500,000	10,563,065
Harborfields CSD
BAN 2023		4.75%		09/06/24	19,295,073	19,437,582
TAN 2023-2024		4.75%		06/21/24	15,000,000	15,077,128
Hauppauge UFSD
TAN 2023-2024		5.00%		06/25/24	12,000,000	12,077,175
Huntington UFSD
TAN 2023-2024		5.25%		06/21/24	16,000,000	16,091,667
Jericho UFSD
TAN 2023-2024		4.75%		05/23/24	13,000,000	13,049,873
Kenmore Tonawanda UFSD
GO BAN 2023		4.75%		06/27/24	31,000,000	31,164,910
GO BAN Series 2023A		4.50%		08/09/24	3,177,400	3,191,189
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report29

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kings Park CSD
TAN 2023-2024		5.25%		06/21/24	10,300,000	10,358,837
Kingston
BAN 2023A		4.00%		08/15/24	5,000,000	5,000,000
BAN 2023B		4.75%		08/15/24	7,718,686	7,772,496
Lewiston-Porter CSD
BAN 2023		4.75%		06/25/24	16,325,000	16,405,549
Lindenhurst Union Free SD
TAN 2023-2024		5.00%		06/24/24	24,500,000	24,655,413
Manhasset UFSD
BAN 2023		5.00%		08/30/24	11,000,000	11,102,408
TAN 2023-2024		5.00%		06/21/24	4,000,000	4,026,780
Massapequa UFSD
TAN 2023-2024		5.25%		06/21/24	6,000,000	6,035,384
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008A-1 (LOC: TD BANK NA)	(a)	4.00%		01/02/24	785,000	785,000
Dedicated Tax Fund Refunding Bonds Series 2008A-2A (LOC: TD BANK NA)	(a)	4.00%		01/02/24	6,300,000	6,300,000
Transportation RB Series 2005D2 (LOC: BANK OF MONTREAL)	(a)	4.10%		01/02/24	9,350,000	9,350,000
Transportation RB Series 2015E3 (LOC: BANK OF AMERICA NA)	(a)	4.00%		01/02/24	101,480,000	101,480,000
Transportation Refunding RB Series 2012G4 (LOC: BANK OF MONTREAL)	(a)	4.10%		01/02/24	6,265,000	6,265,000
Middle Country CSD
TAN 2023-2024		5.00%		06/24/24	20,000,000	20,136,648
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.03%		01/05/24	12,950,000	12,950,000
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: CITIBANK NA)	(a)	3.98%		01/05/24	3,195,000	3,195,000
New York City
GO Bonds Fiscal 2006 Series I5 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%	01/04/24	01/05/24	22,500,000	22,500,000
GO Bonds Fiscal 2006 Series I-8 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.00%		01/02/24	1,890,000	1,890,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D3A (LIQ: BANK OF NEW YORK MELLON/THE)	(a)	4.07%		01/02/24	400,000	400,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	5,950,000	5,950,000
GO Bonds Fiscal 2012 Series G6 (LOC: MIZUHO BANK LTD)	(a)	3.75%		01/02/24	4,415,000	4,415,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	(a)	4.00%		01/02/24	18,400,000	18,400,000
GO Bonds Fiscal 2013 Series F3 (LIQ: BANK OF AMERICA NA)	(a)	4.00%		01/02/24	83,330,000	83,330,000
GO Bonds Fiscal 2014 Series I3 (LOC: CITIBANK NA)	(a)	3.76%		01/05/24	5,045,000	5,045,000
GO Bonds Fiscal 2015 Series F5 (LIQ: BARCLAYS BANK PLC)	(a)	4.10%		01/02/24	26,865,000	26,865,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	5,000,000	5,000,000
GO Bonds Fiscal 2017 Series A5 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.10%		01/02/24	44,640,000	44,640,000
GO Bonds Fiscal 2017 Series A6 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.00%		01/02/24	43,810,000	43,810,000
GO Bonds Fiscal 2017 Series A7 (LOC: BANK OF MONTREAL)	(a)	4.08%		01/02/24	25,705,000	25,705,000
GO Bonds Fiscal 2018 Series B4 (LIQ: BARCLAYS BANK PLC)	(a)	4.10%		01/02/24	14,000,000	14,000,000
See financial notes
30Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2018 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	6,275,000	6,275,000
GO Bonds Fiscal 2018 Series E4 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.10%		01/02/24	12,000,000	12,000,000
GO Bonds Fiscal 2018 Series E5 (LOC: TD BANK NA)	(a)	4.00%		01/02/24	3,450,000	3,450,000
GO Bonds Fiscal 2019 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.10%		01/02/24	33,370,000	33,370,000
GO Bonds Fiscal 2020 Series D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	8,650,000	8,650,000
GO Bonds Fiscal 2022 Series D1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	2,400,000	2,400,000
GO Bonds Fiscal 2022 Series D3 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.00%		01/02/24	88,640,000	88,640,000
GO Bonds Fiscal 2022 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.00%		01/02/24	22,315,000	22,315,000
GO Bonds Fiscal 2023 Series A1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	2,500,000	2,500,000
GO Bonds Fiscal 2023 Series A3 (LIQ: BANK OF MONTREAL)	(a)	4.00%		01/02/24	2,800,000	2,800,000
GO Bonds Fiscal 2023 Series A4 (LIQ: TD BANK NA)	(a)	4.00%		01/02/24	12,390,000	12,390,000
New York City Housing Development Corp
M/F Housing RB Series 2018K (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	3,160,000	3,160,000
M/F Housing RB Series 2018L1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.90%		01/05/24	91,000,000	91,000,000
M/F Housing RB Series 2018L2 (LIQ: TD BANK NA)	(a)	3.75%		01/05/24	11,100,000	11,100,000
M/F Housing RB Series 2020I3 (LIQ: TD BANK NA)	(a)	3.75%		01/05/24	1,630,000	1,630,000
M/F Housing RB Series 2022C3 (LIQ: BARCLAYS BANK PLC)	(a)	3.85%		01/05/24	19,050,000	19,050,000
M/F Housing RB Series 2022F3 (LIQ: UBS AG)	(a)	3.85%		01/05/24	29,025,000	29,025,000
M/F Housing RB Series 2023A3 (LIQ: TD BANK NA)	(a)	3.75%		01/05/24	4,500,000	4,500,000
M/F Housing RB Series 2023E3 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.90%		01/05/24	23,015,000	23,015,000
M/F Housing RB Series B1A & C1A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.53%		01/02/24	13,560,000	13,560,000
M/F Mortgage RB (Beacon Mews) Series 2006A (LOC: CITIBANK NA)	(a)	3.90%		01/05/24	4,100,000	4,100,000
M/F Mortgage RB (East Clarke Place Associates) Series 2005A (LOC: JPMORGAN CHASE BANK NA)	(a)	4.00%		01/05/24	2,200,000	2,200,000
New York City Municipal Water Finance Auth
Water & Sewer 2nd Resolution RB Fiscal 2022 Series CC1 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.90%		01/05/24	2,100,000	2,100,000
Water & Sewer System 2nd Resolution RB Fiscal 2007 Series CC2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.95%		01/02/24	12,000,000	12,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series FF1 (LIQ: BANK OF AMERICA NA)	(a)	4.00%		01/02/24	37,250,000	37,250,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series AA2 (LIQ: BARCLAYS BANK PLC)	(a)	3.80%		01/05/24	30,000,000	30,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA (LIQ: MIZUHO BANK LTD)	(a)	4.00%		01/02/24	15,000,000	15,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA3 (LIQ: TD BANK NA)	(a)	4.00%		01/02/24	9,770,000	9,770,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.00%		01/02/24	22,580,000	22,580,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA6 (LIQ: MIZUHO BANK LTD)	(a)	4.05%		01/02/24	14,665,000	14,665,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB1 (LIQ: BANK OF AMERICA NA)	(a)	4.00%		01/02/24	27,200,000	27,200,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report31

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4 (LIQ: BARCLAYS BANK PLC)	(a)	4.10%		01/02/24	10,275,000	10,275,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD Fiscal 2018 Series BB1&CC1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	1,835,000	1,835,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	2,665,000	2,665,000
Water & Sewer System 2nd Resolution RB Fiscal 2022 & 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	5,125,000	5,125,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	4,780,000	4,780,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	2,255,000	2,255,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA3 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	2,740,000	2,740,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series BB1 (LIQ: MIZUHO BANK LTD)	(a)	4.10%		01/02/24	56,435,000	56,435,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series CC (LIQ: BARCLAYS BANK PLC)	(a)	4.10%		01/02/24	49,500,000	49,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD & 2020 Series BB (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.90%		01/05/24	13,900,000	13,900,000
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	1,800,000	1,800,000
Water & Sewer System RB Fiscal 2008 Series BB3&BB4 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.10%		01/02/24	61,985,000	61,985,000
Water & Sewer System RB Fiscal 2010 Series CC (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.00%		01/02/24	51,735,000	51,735,000
Water & Sewer System RB Fiscal 2011 Series DD1 (LIQ: TD BANK NA)	(a)	4.00%		01/02/24	1,600,000	1,600,000
Water & Sewer System RB Fiscal 2015 Series BB2 (LIQ: MIZUHO BANK LTD)	(a)	4.00%		01/02/24	70,725,000	70,725,000
Water & Sewer System RB Fiscal 2016 Series AA3 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.10%		01/02/24	10,125,000	10,125,000
Water & Sewer System RB Fiscal 2017 Series BB1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.00%		01/02/24	64,895,000	64,895,000
Water & Sewer System RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	54,100,000	54,100,000
Water & Sewer System RB Fiscal 2021 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	3,615,000	3,615,000
Water & Sewer System RB Fiscal 2023 Series AA1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	8,000,000	8,000,000
Water & Sewer System RB Fiscal 2023 Series AA3 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	1,000,000	1,000,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2018 Series S1 (LIQ: CITIBANK NA)	(b)(c)(d)	3.90%		01/05/24	6,000,000	6,000,000
Building Aid RB Fiscal 2021 Series S1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	6,455,000	6,455,000
Future Tax Secured Sub Bonds Fiscal 2014 Series D3 (LIQ: MIZUHO BANK LTD)	(a)	4.05%		01/02/24	13,850,000	13,850,000
Future Tax Secured Sub Bonds Fiscal 2014 Series D4 (LIQ: MIZUHO BANK LTD)	(a)	3.83%		01/05/24	1,350,000	1,350,000
Future Tax Secured Sub Bonds Fiscal 2015 Series E3 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.10%		01/02/24	23,140,000	23,140,000
See financial notes
32Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2015 Series E4 (LIQ: BANK OF AMERICA NA)	(a)	4.00%		01/02/24	22,580,000	22,580,000
Future Tax Secured Sub Bonds Fiscal 2016 Series A5 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.10%		01/02/24	5,300,000	5,300,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.10%		01/02/24	75,625,000	75,625,000
Future Tax Secured Sub Bonds Fiscal 2017 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.22%		01/02/24	1,975,000	1,975,000
Future Tax Secured Sub Bonds Fiscal 2019 Series A4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.10%		01/02/24	129,640,000	129,640,000
Future Tax Secured Sub Bonds Fiscal 2019 Series B4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.10%		01/02/24	83,915,000	83,915,000
Future Tax Secured Sub Bonds Fiscal 2019 Series C1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	3,000,000	3,000,000
Future Tax Secured Sub Bonds Fiscal 2021 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	2,000,000	2,000,000
Future Tax Secured Sub Bonds Fiscal 2022 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	3,670,000	3,670,000
Future Tax Secured Sub Bonds Fiscal 2023 Series A2 (LIQ: UBS AG)	(a)	4.00%		01/02/24	148,260,000	148,260,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	3,500,000	3,500,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	6,465,000	6,465,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	3,990,000	3,990,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	13,500,000	13,500,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.15%)	(b)(c)(d)	4.02%	01/04/24	01/25/24	5,000,000	5,000,000
Future Tax Secured Sub Bonds Fiscal Series 2022B1 & 2021E1 & 2023F1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	3,295,000	3,295,000
New York State Dormitory Auth
NYC Court Facilities Lease RB Series 2005B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%	01/04/24	01/05/24	14,000,000	14,000,000
RB (Memorial Sloan-Kettering Cancer Center) Series 20221A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.17%)	(b)(c)(d)	4.04%	01/04/24	01/11/24	29,100,000	29,100,000
RB (Teresian House) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.03%		01/05/24	10,040,000	10,040,000
State Personal Income Tax RB Series 2015A (LIQ: CITIBANK NA)	(b)(c)(d)	4.00%	01/04/24	01/05/24	16,485,000	16,485,000
State Personal Income Tax RB Series 2019D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	7,085,000	7,085,000
State Personal Income Tax RB Series 2020A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	600,000	600,000
State Personal Income Tax RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	7,420,000	7,420,000
State Personal Income Tax RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	12,585,000	12,585,000
State Personal Income Tax RB Series 2020A 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	6,175,000	6,175,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report33

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	4,810,000	4,810,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.90%		01/05/24	9,215,000	9,215,000
State Sales Tax RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	1,635,000	1,635,000
State Sales Tax RB Series 2018C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	910,000	910,000
New York State Environmental Facilities Corp
State Revolving Funds RB Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	5,350,000	5,350,000
New York State HFA
Housing RB (100 Maiden Lane) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.75%		01/05/24	100,000	100,000
Housing RB (160 Madison Ave ) Series 2013A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.75%		01/02/24	12,240,000	12,240,000
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.82%		01/05/24	27,425,000	27,425,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.90%		01/05/24	38,640,000	38,640,000
Housing RB (600 W 42nd Street) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.79%		01/05/24	39,000,000	39,000,000
Housing RB (750 6th Ave) Series 1998A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.95%		01/05/24	37,500,000	37,500,000
Housing RB (750 6th Ave) Series 1999A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.95%		01/05/24	7,000,000	7,000,000
Housing RB (Clinton Green North) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.90%		01/05/24	26,400,000	26,400,000
Housing RB (Clinton Green) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.90%		01/05/24	28,900,000	28,900,000
Housing RB (E 39th St) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.90%		01/05/24	33,700,000	33,700,000
Housing RB (East 84th St) Series 1995A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.91%		01/05/24	11,800,000	11,800,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.90%		01/05/24	38,300,000	38,300,000
Housing RB (Tower 31) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.90%		01/05/24	20,500,000	20,500,000
Housing RB (Tribeca Park) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.90%		01/05/24	19,700,000	19,700,000
Housing RB (Worth Street) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.90%		01/05/24	500,000	500,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 210 (LIQ: BARCLAYS BANK PLC)	(a)	3.90%		01/05/24	25,490,000	25,490,000
New York State Power Auth
CP Series 2		4.00%		02/06/24	5,873,000	5,873,000
CP Series 2		3.67%		03/07/24	9,529,412	9,529,412
RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	1,240,000	1,240,000
RB Series 2020A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.90%		01/05/24	3,670,000	3,670,000
See financial notes
34Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	18,985,000	18,985,000
State Personal Income Tax RB Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	2,430,000	2,430,000
State Personal Income Tax RB Series 2021A1, 2022A, 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	25,415,000	25,415,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.90%		01/05/24	6,020,000	6,020,000
State Personal Income Tax RB Series 2022C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	2,835,000	2,835,000
State Personal Income Tax RB Series 2022C (LIQ: CITIBANK NA)	(b)(c)(d)	3.88%		01/05/24	3,965,000	3,965,000
State Personal Income Tax RB Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	15,000,000	15,000,000
State Personal Income Tax RB Series 2022C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.90%		01/05/24	5,000,000	5,000,000
State Personal Income Tax RB Series 2022C (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.92%		01/05/24	2,150,000	2,150,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3C (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.80%		01/05/24	2,175,000	2,175,000
State Personal Income Tax RB Series 2020C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	2,240,000	2,240,000
State Personal Income Tax RB Series 2020C (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.90%		01/05/24	6,760,000	6,760,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.90%		01/05/24	5,000,000	5,000,000
Niskayuna CSD
GO BAN Series 2023		4.50%		06/28/24	38,875,000	39,039,108
North Hempstead
GO BAN 2023B		4.50%		09/20/24	33,486,469	33,642,929
North Syracuse CSD
GO BAN 2023		4.75%		08/03/24	17,685,000	17,805,796
Northport-East Northport UFSD
TAN 2023-2024		5.00%		06/28/24	31,000,000	31,201,122
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.92%		01/05/24	3,000,000	3,000,000
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.92%		01/05/24	10,300,000	10,300,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.91%		01/05/24	14,200,000	14,200,000
Oceanside UFSD
TAN 2023-2024		4.75%		06/21/24	14,500,000	14,573,307
Penn Yan CSD
GO BAN Series 2023		4.75%		06/27/24	9,812,483	9,865,157
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report35

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Port Auth of New York & New Jersey
Consolidated Bonds 206th Series (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.91%		01/05/24	4,790,000	4,790,000
Consolidated Bonds 207th Series		5.00%		09/15/24	10,000,000	10,062,291
Consolidated Bonds 218th Series (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.94%		01/05/24	2,305,000	2,305,000
Consolidated Bonds 221st Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.93%		01/05/24	595,000	595,000
Consolidated Bonds 221st Series (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.94%		01/05/24	760,000	760,000
Consolidated Bonds 231st Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.93%		01/05/24	15,105,000	15,105,000
Consolidated Bonds 232nd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.93%		01/05/24	800,000	800,000
Consolidated Bonds 236th & 223rd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.93%		01/05/24	685,000	685,000
Consolidated Bonds 242nd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.93%		01/05/24	800,000	800,000
Red Hook CSD
BAN 2023		4.50%		06/28/24	15,630,437	15,694,215
Riverhead CSD
TAN Series 2023-2024B		5.00%		06/25/24	13,000,000	13,082,352
Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.03%		01/05/24	5,265,000	5,265,000
Rondout Valley CSD
GO BAN Series 2023A		4.50%		06/27/24	38,676,634	38,870,036
Rye SD
GO BAN 2023		5.00%		06/28/24	6,584,470	6,630,870
Sachem Central SD
TAN 2023-2024		4.75%		06/21/24	49,000,000	49,261,098
South Country CSD
TAN 2023-2024		5.00%		05/30/24	15,000,000	15,080,769
South Huntington UFSD
TAN 2023-2024		5.00%		06/24/24	25,500,000	25,659,513
Sweet Home CSD
BAN Series 2023		4.75%		06/27/24	23,972,382	24,098,745
Syosset CSD
TAN 2023		5.00%		06/25/24	12,000,000	12,082,460
Triborough Bridge & Tunnel Auth
General RB Series 2001C (LOC: BARCLAYS BANK PLC)	(a)	4.10%		01/02/24	25,450,000	25,450,000
General RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	3,200,000	3,200,000
General Refunding RB Series 2005B4A (LOC: TD BANK NA)	(a)	4.00%		01/02/24	34,000,000	34,000,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	27,560,000	27,560,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	2,945,000	2,945,000
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022E-2A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	8,000,000	8,000,000
Sales Tax RB Series 2022A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.91%		01/05/24	16,300,000	16,300,000
Sales Tax RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		01/05/24	7,555,000	7,555,000
Sales Tax RB Series 2023A & 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	4,000,000	4,000,000
Ulster Cnty
BAN 2023		5.25%		11/15/24	31,000,000	31,318,365
See financial notes
36Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.68%		01/05/24	2,275,000	2,275,000
West Babylon UFSD
TAN 2023-2024		4.75%		06/21/24	24,000,000	24,132,784
West Genesee CSD
BAN Series 2023A		4.50%		06/27/24	14,852,000	14,912,261
West Islip UFSD
TAN 2023-2024		5.25%		06/21/24	13,000,000	13,072,502
						3,747,429,162
NORTH CAROLINA 0.5%
Charlotte-Mecklenburg Hospital Auth
Health Care Refunding RB (Atrium Health) Series 2021E (LOC: ROYAL BANK OF CANADA)	(a)	4.00%		01/02/24	44,475,000	44,475,000
Cumberland Cnty Industrial Facilities & Pollution Control Financing Auth
RB (Cargill) Series 2022	(a)	3.91%		01/05/24	15,000,000	15,000,000
Union Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Darnel Inc) Series 2007 (LOC: TRUIST BANK)	(a)	3.95%		01/05/24	10,000,000	10,000,000
Yancey Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Altec Industries) Series 2007 (LOC: TRUIST BANK)	(a)	4.06%		01/05/24	7,000,000	7,000,000
						76,475,000
NORTH DAKOTA 0.0%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: COBANK ACB)	(a)	3.93%		01/05/24	3,840,000	3,840,000
RB (Minn-Dak Farmers Coop) Series 2010C (LOC: COBANK ACB)	(a)	3.93%		01/05/24	3,415,000	3,415,000
						7,255,000
OHIO 2.5%
Akron, Bath & Copley Jt Township Hospital District
Hospital RB (Summa Health) Series 2017B (LOC: BMO BANK NA)	(a)	3.86%		01/05/24	25,120,000	25,120,000
RB (Concordia Lutheran Obligated Group) Series 2013A (LOC: TRUIST BANK)	(a)	3.91%		01/05/24	2,355,000	2,355,000
RB (Concordia Lutheran Obligated Group) Series 2018B (LOC: TRUIST BANK)	(a)	3.91%		01/05/24	6,895,000	6,895,000
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%	01/04/24	01/05/24	6,890,000	6,890,000
Berea SD
ULT GO Bonds Series 2017 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.75%	01/04/24	01/05/24	8,050,000	8,050,000
Columbus Regional Airport Auth
Airport Development RB (FlightSafety) Series 2015B	(a)	3.95%		01/05/24	15,040,000	15,040,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	3,870,000	3,870,000
Hospital Facilities RB (OhioHealth) Series 2018A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	2,810,000	2,810,000
RB (St George Commons Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.98%		01/05/24	3,100,000	3,100,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report37

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hamilton Cnty
Hospital Facilities RB (TriHealth) Series 2017A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	4,775,000	4,775,000
Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.95%		01/05/24	7,100,000	7,100,000
Montgomery Cnty
Hospital Facilities Refunding RB (Kettering Health) Series 1996 (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.99%		01/02/24	6,525,000	6,525,000
Hospital Facilities Refunding RB (Kettering Health) Series 2011B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%	01/04/24	01/05/24	10,575,000	10,575,000
Hospital Facilities Refunding RB (Kettering Health) Series 2012 (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.99%		01/02/24	46,630,000	46,630,000
Ohio
Hospital RB (Cleveland Clinic) Series 2023 (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.99%		01/02/24	63,450,000	63,450,000
Hospital RB (University Hospitals Health System) Series 2012A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		01/05/24	3,000,000	3,000,000
Hospital RB (University Hospitals Health System) Series 2018A (LOC: PNC BANK NA)	(a)	4.10%		01/02/24	11,930,000	11,930,000
Hospital RB (University Hospitals Health System) Series 2018B (LOC: PNC BANK NA)	(a)	3.83%		01/05/24	420,000	420,000
Hospital RB (University Hospitals Health System) Series 2023C (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		01/05/24	6,000,000	6,000,000
Ohio HFA
Residential Mortgage RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.75%		01/05/24	5,125,000	5,125,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		3.70%		01/18/24	15,105,000	15,105,000
Hospital RB (Cleveland Clinic Health System) Series 2008B5		3.83%		02/01/24	18,905,000	18,905,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		3.70%		01/18/24	23,000,000	23,000,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		3.83%		02/01/24	23,190,000	23,190,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		3.63%		03/01/24	12,495,000	12,495,000
Hospital RB (Cleveland Clinic Health System) Series 2013B2 (LIQ: TD BANK NA)	(a)	4.00%		01/02/24	1,355,000	1,355,000
Hospital Refunding RB (Cleveland Clinic Health System) Series 2017A		5.00%		01/01/24	1,400,000	1,400,000
Ohio Hospital Facilities
Hospital RB (Cleveland Clinic Health System) Series 2019D1	(a)	3.75%		01/05/24	1,000,000	1,000,000
Ohio State Air Quality Development Auth
Exempt Facilities RB (Cargill) Series 2021	(a)	3.91%		01/05/24	75,000,000	75,000,000
Ohio Water Development Auth
Fresh Water Revenue CP (LIQ: TD BANK NA)		3.78%		03/01/24	8,000,000	8,000,000
						419,110,000
OREGON 1.1%
Multnomah Cnty SD #1
GO Bonds Series 2023 (GTY: OREGON (STATE OF))		5.00%		06/15/24	17,735,000	17,842,407
Oregon
GO Bonds Series 2019G (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	15,000,000	15,000,000
Highway Tax 2nd Sub Lien CP Series A2 (LOC: BANK OF MONTREAL)		3.70%		01/03/24	10,000,000	10,000,000
See financial notes
38Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oregon Dept of Transportation
Highway Tax 2nd Sub Lien CP Notes Series A1 (LOC: WELLS FARGO BANK NA)		3.59%		03/14/24	16,468,000	16,468,000
Oregon Facilities Auth
RB (Quatama Housing LP) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.94%		01/05/24	18,400,000	18,400,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: US BANK NATIONAL ASSOCIATION)	(a)	4.00%		01/05/24	1,875,000	1,875,000
Port of Portland Airport
Airport RB Series 28 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.93%		01/05/24	7,015,000	7,015,000
Airport RB Series 28 (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.20%)	(b)(c)(d)	4.07%	01/04/24	01/11/24	47,500,000	47,500,000
Airport RB Series 29 (LIQ: CITIBANK NA)	(b)(c)(d)	3.91%		01/05/24	11,950,000	11,950,000
Airport RB Series 29 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.01%		01/05/24	2,820,000	2,820,000
Airport RB Series 29 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.12%		01/05/24	9,375,000	9,375,000
Airport RB Series 29 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	4.02%		01/05/24	4,195,000	4,195,000
Portland
M/F Refunding RB (Village of Lovejoy Fountain) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.93%		01/05/24	13,050,000	13,050,000
Portland Housing Auth
M/F Housing RB (Civic Apts) 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.90%		01/05/24	7,800,000	7,800,000
						183,290,407
PENNSYLVANIA 3.1%
Allegheny Cnty Hospital Development Auth
RB (Concordia Lutheran Obligated Group) Series 2016A (LOC: TRUIST BANK)	(a)	3.91%		01/05/24	25,905,000	25,905,000
Beaver Cnty IDA
RB Series (Concordia Lutheran) 2018A (LOC: TRUIST BANK)	(a)	3.91%		01/05/24	4,515,000	4,515,000
Butler Cnty Hospital Auth
RB (Concordia Lutheran) Series 2012A (LOC: TRUIST BANK)	(a)	3.91%		01/05/24	11,780,000	11,780,000
Butler Cnty Industrial Development Auth
RB (Concordia Lutheran Ministries) Series 2004A (LOC: TRUIST BANK)	(a)	3.91%		01/05/24	5,420,000	5,420,000
Refunding RB (Concordia Lutheran Health & Human Care) Series 2008A (LOC: TRUIST BANK)	(a)	3.91%		01/05/24	9,280,000	9,280,000
Chester Cnty Health & Ed
RB (Tel Hai Retirement Community) Series 2020 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.97%		01/05/24	12,760,000	12,760,000
City of York Redevelopment Auth
RB Series 2002 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.03%		01/05/24	1,015,000	1,015,000
Cumberland Cnty Municipal Auth
RB (SpiriTrust Lutheran) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.03%		01/05/24	67,000,000	67,000,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.97%		01/05/24	6,400,000	6,400,000
Lehigh Cnty General Purpose Auth
Hospital RB (Lehigh Valley Health) Series 2012B (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.99%		01/02/24	1,300,000	1,300,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report39

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.95%		01/05/24	4,915,000	4,915,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Forge Gate Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.91%		01/05/24	4,080,000	4,080,000
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.93%		01/05/24	7,610,000	7,610,000
Pennsylvania Economic Development Financing Auth
Economic Development RB 2005 Series B2 (LOC: PNC BANK NA)	(a)	3.90%		01/05/24	1,200,000	1,200,000
RB (Salem Rd) Series 2007D1 (LOC: PNC BANK NA)	(a)	3.90%		01/05/24	750,000	750,000
RB (UPMC) Series 2023D1 (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	84,905,000	84,905,000
RB (UPMC) Series 2023D2 (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	142,405,000	142,405,000
Pennsylvania HFA
S/F Mortgage RB Series 2017-125A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		01/05/24	6,690,000	6,690,000
S/F Mortgage RB Series 2022-139A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	7,275,000	7,275,000
S/F Mortgage RB Series 2022-140A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	1,060,000	1,060,000
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.95%		01/05/24	2,600,000	2,600,000
Pennsylvania State Turnpike Commission
Turnpike Refunding RB Series 2023B (LOC: TD BANK NA)	(a)	3.75%		01/05/24	57,125,000	57,125,000
Pennsylvania State Univ
RB Series 2018 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	3,000,000	3,000,000
Philadelphia
Airport Revenue CP Series A1 (LOC: TD BANK NA)		3.90%		01/24/24	15,000,000	15,000,000
Airport Revenue CP Series B1 (LOC: TD BANK NA)		3.95%		01/24/24	25,221,000	25,221,000
CP Series B (LOC: ROYAL BANK OF CANADA)		3.93%		02/14/24	7,210,000	7,210,000
						516,421,000
RHODE ISLAND 0.0%
Rhode Island Health & Educational Building Corp
Educational Facilities RB (Brown Univ) 2017A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		01/05/24	5,065,000	5,065,000
SOUTH CAROLINA 0.1%
Patriots Energy Group Financing Agency
Gas RB Series 2023B1	(b)(c)(d)	3.90%		01/05/24	10,575,000	10,575,000
Gas Supply RB Series 2023B1	(b)(c)(d)	3.90%		01/05/24	2,500,000	2,500,000
South Carolina Housing Finance & Development Auth
M/F Rental Housing RB (Franklin Square Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.92%		01/05/24	340,000	340,000
South Carolina Jobs Economic Development Auth
1st Lien Economic Development RB (Port Royal Village Apts) Series 2021A (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.90%		01/05/24	4,730,000	4,730,000
						18,145,000
See financial notes
40Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SOUTH DAKOTA 0.3%
South Dakota Economic Development Finance Auth
Solid Waste Disposal RB (Riverview LLP) Series 2021 (LOC: AGRIBANK FCB)	(a)	4.15%		01/05/24	14,500,000	14,500,000
Solid Waste Disposal RB (Riverview LLP) Series 2023 (LOC: AGRIBANK FCB)	(a)	4.15%		01/05/24	12,500,000	12,500,000
Solid Waste Disposal RB (Riverview) Series 2021 (LOC: AGRIBANK FCB)	(a)	4.15%		01/05/24	22,500,000	22,500,000
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		01/05/24	4,100,000	4,100,000
						53,600,000
TENNESSEE 1.8%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: TRUIST BANK)	(a)	3.90%		01/05/24	3,625,000	3,625,000
Greeneville Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2018A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		01/05/24	1,700,000	1,700,000
Johnson City Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2022C (LOC: TRUIST BANK)	(a)	3.85%		01/05/24	50,530,000	50,530,000
Hospital Refunding RB (Ballad Health) Series 2022B (LOC: TRUIST BANK)	(a)	3.88%		01/05/24	31,370,000	31,370,000
Memphis
GO CP Series A (LIQ: TD BANK NA)		3.62%		03/06/24	55,000,000	55,000,000
Memphis Health, Educational & Housing Facility Board
M/F Housing RB (Ashland Lake II Apts) Series 2008A (LOC: US BANK NATIONAL ASSOCIATION)	(a)	3.90%		01/05/24	11,500,000	11,500,000
M/F Housing RB (Ashland Lakes Apts) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)	(a)	3.90%		01/05/24	7,800,000	7,800,000
Metro Government of Nashville & Davidson Cnty
GO Bonds Series 2022B		4.00%		01/01/24	1,475,000	1,475,000
GO CP Series 2021 (LIQ: BANK OF AMERICA NA)		3.95%		01/23/24	12,180,000	12,180,000
GO CP Series 2021 (LIQ: BANK OF AMERICA NA)		3.66%		02/12/24	20,200,000	20,200,000
GO CP Series 2021 (LIQ: BANK OF AMERICA NA)		3.90%		02/14/24	19,000,000	19,000,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (The Retreat at Dry Creek Farms Apts) Series 2007 (LOC: CITIBANK NA)	(a)	3.90%		01/05/24	1,650,000	1,650,000
M/F Housing RB (Weatherly Ridge Apts) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)	(a)	3.90%		01/05/24	10,000,000	10,000,000
Metropolitan Nashville Airport Auth
Sub Airport RB Series 2019B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.93%		01/05/24	1,220,000	1,220,000
Sevier Cnty Public Building Auth
Public Improvement Bonds (Bedford Cnty) Series VIIQ1 (LOC: TRUIST BANK)	(a)	4.00%		01/02/24	40,450,000	40,450,000
Public Improvement Bonds Series VIIB1 (LOC: BANK OF AMERICA NA)	(a)	3.87%		01/05/24	28,880,000	28,880,000
						296,580,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report41

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TEXAS 18.9%
Alamo CCD
LT GO Refunding Bonds Series 2012 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.90%		01/05/24	7,500,000	7,500,000
Aledo ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	6,235,000	6,235,000
Alief ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	150,000	150,235
Allen ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	2,500,000	2,504,230
Alvin ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	1,000,000	1,001,323
Andrews ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	12,405,000	12,427,519
Arlington ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	125,000	125,195
Azle ISD
ULT GO Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	1,035,000	1,036,370
Belton ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	300,000	300,437
Bexar Cnty Hospital District
Certificates of Obligation Series 2022 (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.17%)	(b)(c)(d)	4.04%	01/04/24	01/18/24	8,000,000	8,000,000
Brownsville
Utilities System CP Series A (LOC: PNC BANK NA)		4.05%		02/01/24	4,000,000	4,000,000
Bryan ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	11,060,000	11,079,367
Calhoun Cnty Navigation District
Environmental Facilities RB (Formosa Plastics) Series 2006 (LOC: BANK OF AMERICA NA)	(a)	3.85%		01/05/24	28,500,000	28,500,000
Solid Waste Disposal RB (Formosa Plastics) Series 2000 (LOC: JPMORGAN CHASE BANK NA)	(a)	3.85%		01/05/24	25,000,000	25,000,000
Solid Waste Disposal RB (Formosa Plastics) Series 2001 (LOC: JPMORGAN CHASE BANK NA)	(a)	3.85%		01/05/24	25,000,000	25,000,000
Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.81%		01/05/24	27,500,000	27,500,000
See financial notes
42Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2008 (LOC: BANK OF AMERICA NA)	(a)	3.89%		01/05/24	45,400,000	45,400,000
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.81%		01/05/24	35,000,000	35,000,000
Environmental Facilities RB (Formosa Plastics) Series 2012 (LOC: JPMORGAN CHASE BANK NA)	(a)	3.85%		01/05/24	50,000,000	50,000,000
Port RB (Formosa Plastics) Series 2007A (LOC: PNC BANK NA)	(a)	3.93%		01/05/24	28,275,000	28,275,000
Port RB (Formosa Plastics) Series 2011A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.81%		01/05/24	32,300,000	32,300,000
Capital Area Housing Finance Corp
M/F Housing RB (Encino Pointe Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.93%		01/05/24	13,380,000	13,380,000
Chapel Hill ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	2,340,000	2,340,000
Clear Creek ISD
ULT GO Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	255,000	255,399
Cypress-Fairbanks ISD
ULT GO Bonds Series 2019A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	1,215,000	1,217,335
Dallam Cnty IDC
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: BANK OF AMERICA NA)	(a)	4.08%		01/05/24	20,000,000	20,000,000
Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: WELLS FARGO BANK NA)	(a)	4.08%		01/05/24	24,500,000	24,500,000
IDRB (Morning Star Dairy) Series 2015 (LOC: FARM CREDIT BANK OF TEXAS)	(a)	4.15%		01/05/24	5,350,000	5,350,000
IDRB (Morning Star Dairy) Series 2018 (LOC: FARM CREDIT BANK OF TEXAS)	(a)	4.15%		01/05/24	10,000,000	10,000,000
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2021B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	2,370,000	2,370,000
Dallas ISD
CP Series IA (LIQ: BANK OF AMERICA NA)		3.70%		02/15/24	7,667,000	7,667,000
Dallas-Fort Worth Int’l Airport Facility Improvement Corp
Airport Facility RB (FlightSafety) Series 1999	(a)	3.93%		01/05/24	31,180,000	31,180,000
Deer Park ISD
LT Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	160,000	160,202
Denton ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.91%		01/05/24	3,600,000	3,600,000
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: UBS AG)	(b)(c)(d)	3.89%		01/05/24	5,225,000	5,225,000
Desoto ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.50%		08/15/24	265,000	259,308
Edinburg Consolidated ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	625,000	625,706
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report43

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
El Paso Tx Water and Sewer System
Water & Sewer System Refunding RB Series 2022 (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	(b)(c)(d)	4.07%	01/04/24	03/01/24	9,700,000	9,700,000
Fort Worth ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	250,000	250,391
Franklin ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		7.00%		02/15/24	3,505,000	3,519,432
Frenship ISD
ULT GO Bonds Series 2021A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	275,000	275,310
Frisco ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	500,000	500,876
Garland ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	18,500,000	18,538,719
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	650,000	651,100
Gulf Coast IDA
RB (ExxonMobil) Series 2012	(a)	4.00%		01/02/24	137,780,000	137,780,000
Gulf Coast Waste Disposal Auth
RB (ExxonMobil) Series 2000	(a)	4.00%		01/02/24	23,475,000	23,475,000
RB (ExxonMobil) Series 2001A	(a)	4.00%		01/02/24	12,800,000	12,800,000
RB (ExxonMobil) Series 2001B	(a)	4.00%		01/02/24	9,100,000	9,100,000
RB (ExxonMobil) Series 2002	(a)	4.00%		01/02/24	4,405,000	4,405,000
Hale Cnty IDC
Economic Development RB (Silverado Developers) Series 2008 (LOC: COOPERATIEVE RABOBANK UA)	(a)	4.15%		01/05/24	5,400,000	5,400,000
Harris Cnty
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.95%		02/14/24	4,150,000	4,150,000
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.80%		03/04/24	8,700,000	8,700,000
Toll Road System 1st Lien CP Series K2 (LOC: BARCLAYS BANK PLC)		3.90%		01/10/24	2,580,000	2,580,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Texas Childrens Hospital) Series 2021C (LIQ: BANK OF AMERICA NA)	(a)	4.05%		01/02/24	450,000	450,000
Hospital RB (Texas Children’s Hospital) Series 2021D (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	48,805,000	48,805,000
RB (Houston Methodist) Series 2020B	(a)	4.10%		01/02/24	1,900,000	1,900,000
Refunding RB (Methodist Hospital) Series 2009C1		3.99%		01/11/24	222,000,000	222,000,000
Refunding RB (Methodist Hospital) Series 2009C2		3.99%		01/11/24	77,700,000	77,700,000
Harris Cnty Flood Control District
LT CP Notes Series H2 (LOC: PNC BANK NA)		3.75%		02/07/24	6,000,288	6,000,288
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2	(a)	4.10%		01/02/24	2,945,000	2,945,000
Harris Cnty Housing Finance Corp
M/F Housing RB (Lafayette Village Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.79%		01/05/24	11,015,000	11,015,000
M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.79%		01/05/24	5,615,000	5,615,000
See financial notes
44Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Harris Cnty IDC - ExxonMobil
Solid Waste Disposal RB (Exxon) Series 1997	(a)	4.02%		01/02/24	25,000,000	25,000,000
Harris Cnty Toll Road Auth
1st Lien Refunding RB Series 2021 (LIQ: UBS AG)	(b)(c)(d)	3.90%		01/02/24	8,760,000	8,760,000
1st Lien Revenue CP Series K (LOC: PNC BANK NA)		3.75%		02/07/24	17,030,000	17,030,000
1st Lien Revenue CP Series K (LOC: PNC BANK NA)		3.90%		02/07/24	1,940,000	1,940,000
1st Lien Revenue CP Series K (LOC: PNC BANK NA)		4.05%		02/07/24	530,000	530,000
1st Lien Revenue CP Series K (LOC: PNC BANK NA)		3.70%		02/14/24	31,910,000	31,910,000
Houston Combined Utility System
1st Lien Refunding RB Series 2004B2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.86%		01/05/24	12,150,000	12,150,000
1st Lien Refunding RB Series 2004B4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.87%		01/05/24	2,000,000	2,000,000
Houston ISD
LT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	700,000	700,778
LT GO Refunding Bonds Series 2023A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	200,000	200,236
Humble ISD
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.50%		02/15/24	125,000	125,262
Iraan Sheffield ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	140,000	140,219
Katy ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	135,000	135,203
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	245,000	245,380
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	525,000	525,823
ULT GO Refunding Bonds Series 2019B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	350,000	350,421
Klein ISD
ULT GO Refunding Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/24	175,000	175,171
La Vernia ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	3,760,000	3,767,365
Lower Neches Valley Auth
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B	(a)	4.00%		01/02/24	81,600,000	81,600,000
RB (ExxonMobil) Series 2012	(a)	4.00%		01/02/24	1,550,000	1,550,000
Lower Neches Valley Auth Industrial Development Corp
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B2	(a)	4.00%		01/02/24	31,100,000	31,100,000
Lubbock Cooper ISD
ULT GO Refunding Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	100,000	100,157
McAllen ISD
ULT GO Refunding Bonds Series 2020A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	150,000	150,218
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report45

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Medina Valley ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		01/05/24	2,700,000	2,700,000
Midlothian ISD
ULT GO Refunding Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	1,975,000	1,979,062
North Texas Municipal Water District
Water System RB Extendable CP		4.25%	02/07/24	08/30/24	26,000,000	26,000,000
Northside ISD
ULT GO Refunding Bonds Series 2019B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	275,000	275,310
Northwest ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	2,665,000	2,665,000
Pasadena ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	155,000	155,166
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	230,000	230,389
Pearland ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	500,000	500,753
Pecos Barstow Toyah ISD
ULT GO Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	520,000	520,658
Port of Houston Auth
1st Lien RB Series 2023 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.90%		01/05/24	6,300,000	6,300,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total USA) Series 2011	(a)	3.95%		01/05/24	48,685,000	48,685,000
Exempt Facilities RB (Total USA) Series 2012	(a)	4.20%		01/05/24	85,000,000	85,000,000
Exempt Facilities RB (Total USA) Series 2012A	(a)	3.95%		01/05/24	74,200,000	74,200,000
Exempt Facilities RB (Total USA) Series 2012B	(a)	3.95%		01/05/24	30,000,000	30,000,000
IDRB (Route 86 Biogas) Series 2023 (LOC: COBANK ACB)	(a)	4.05%		01/05/24	8,000,000	8,000,000
RB (ATOFINA Petrochemicals) Series 2003B	(a)	3.77%		01/05/24	10,000,000	10,000,000
RB (Total Energies SE) Series 1998	(a)	4.30%		01/05/24	18,400,000	18,400,000
RB (TOTAL Petrochemicals USA) Series 2008	(a)	3.96%		01/05/24	50,000,000	50,000,000
Prosper ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	150,000	150,169
Quinlan ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	4,205,000	4,205,000
Richardson ISD
ULT GO Bonds Series 2022A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	315,000	315,512
Royal ISD
ULT GO Refunding Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	150,000	150,169
See financial notes
46Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Royse City ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	3,465,000	3,465,000
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.91%		01/05/24	3,200,000	3,200,000
San Antonio
Electric & Gas Systems Refunding RB Series 2012		5.25%		02/01/24	295,000	295,384
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		3.80%		02/01/24	25,000,000	25,000,000
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		3.85%		02/07/24	54,245,000	54,245,000
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		3.80%		03/04/24	42,075,000	42,075,000
Water System Jr Lien Refunding RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	2,000,000	2,000,000
San Antonio Electric & Gas
Electric & Gas Refunding RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		01/05/24	5,905,000	5,905,000
San Antonio Housing Finance Corp
M/F Housing Mortgage RB (Artisan) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.93%		01/05/24	13,200,000	13,200,000
Sharyland ISD
ULT GO Refunding Bond Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	150,000	150,234
Sheldon ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	450,000	450,655
Sherman ISD
ULT GO Refunding Bonds Series 1998 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.47%		02/15/24	2,225,000	2,215,723
ULT GO Refunding Bonds Series 2023A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	940,000	941,978
Spring Branch ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	1,875,000	1,875,000
ULT GO Refunding Bonds Series 2015B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/24	500,000	500,552
Tahoka ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	195,000	195,306
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.92%		01/05/24	2,235,000	2,235,000
Hospital RB (Methodist Hospitals of Dallas) Series 2008B (LOC: TD BANK NA)	(a)	3.98%		01/02/24	42,385,000	42,385,000
Hospital Refunding RB (Baylor Scott & White Health) Series 2019B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%	01/04/24	01/05/24	1,300,000	1,300,000
RB (Christus Health) Series 2016D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	1,000,000	1,000,000
RB (Methodist Hospitals) Series 2008A (LOC: TD BANK NA)	(a)	4.00%		01/02/24	2,410,000	2,410,000
RB (Texas Health Resources) Series 2008A	(a)	3.85%		01/05/24	20,335,000	20,335,000
RB (Texas Health Resources) Series 2008B	(a)	4.20%		01/05/24	38,420,000	38,420,000
RB (Texas Health Resources) Series 2008C	(a)	3.85%		01/05/24	610,000	610,000
RB (Texas Health) Series 2017B	(a)	3.85%		01/05/24	7,765,000	7,765,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report47

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Refunding RB (CHRISTUS Health) Series 2008C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	4.20%		01/05/24	3,190,000	3,190,000
Refunding RB (Christus Health) Series 2008C2 (LOC: BANK OF NEW YORK MELLON/THE)	(a)	3.99%		01/05/24	2,200,000	2,200,000
Texas
GO Bonds Series 2002 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.90%		01/05/24	3,700,000	3,700,000
GO Bonds Series 2005B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.04%		01/05/24	15,365,000	15,365,000
GO Bonds Series 2010C (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.85%		01/05/24	15,675,000	15,675,000
GO Bonds Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.85%		01/05/24	13,640,000	13,640,000
GO Bonds Series 2014D (LIQ: FEDERAL HOME LOAN BANKS)	(a)	4.25%		01/05/24	5,880,000	5,880,000
GO Bonds Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)	(a)	4.25%		01/05/24	27,350,000	27,350,000
GO Bonds Series 2017 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.80%		01/05/24	11,845,000	11,845,000
Veterans Bonds Series 2012B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.85%		01/05/24	5,405,000	5,405,000
Veterans Bonds Series 2014A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.85%		01/05/24	3,810,000	3,810,000
Veterans Bonds Series 2016 (LIQ: TD BANK NA)	(a)	4.00%		01/05/24	88,450,000	88,450,000
Veterans Bonds Series 2019 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.30%		01/05/24	79,890,000	79,888,921
Veterans Bonds Series 2020 (LIQ: FEDERAL HOME LOAN BANKS)	(a)	4.25%		01/05/24	44,505,000	44,505,000
Veterans Bonds Series 2021 (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.80%		01/05/24	11,445,000	11,445,000
Veterans Bonds Series 2022 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.80%		01/05/24	23,600,000	23,600,000
Veterans’ Housing Assistance Program Fund II Series 2001A2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.90%		01/05/24	14,130,000	14,130,000
Veterans Housing Assistance Program Fund II Series 2001C2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.04%		01/05/24	20,855,000	20,855,000
Veterans’ Housing Assistance Program Fund II Series 2002A2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.90%		01/05/24	21,755,000	21,755,000
Veterans’ Housing Assistance Program Fund II Series 2003B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.90%		01/05/24	13,705,000	13,705,000
Veterans’ Housing Assistance Program Fund II Series 2004B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.90%		01/05/24	15,695,000	15,695,000
Veterans Housing Assistance Program Fund II Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.04%		01/05/24	4,195,000	4,195,000
Veterans’ Housing Assistance Program Fund II Series 2006A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.90%		01/05/24	18,790,000	18,790,000
Veterans Housing Assistance Program Fund II Series 2008A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.04%		01/05/24	21,570,000	21,570,000
Texas A&M Univ
CP Series B		3.75%		02/02/24	8,080,000	8,080,000
See financial notes
48Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Texas Dept of Housing & Community Affairs
M/F Housing RB (Idlewilde Apartments) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.79%		01/05/24	4,490,000	4,490,000
M/F Housing RB (Tower Ridge Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.01%		01/05/24	15,000,000	15,000,000
M/F Housing RB (Windshire Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.79%		01/05/24	11,600,000	11,600,000
M/F Housing RB (Woodmont Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.93%		01/05/24	12,680,000	12,680,000
S/F Mortgage RB Series 2007A (LIQ: TEXAS (STATE OF))	(a)	3.90%		01/05/24	2,085,000	2,085,000
S/F Mortgage RB Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	8,555,000	8,555,000
S/F Mortgage Refunding RB Series 2005A (LIQ: TEXAS (STATE OF))	(a)	3.90%		01/05/24	6,610,000	6,610,000
Texas Public Finance Auth
CP Series 2016B		3.85%		02/07/24	19,725,000	19,725,000
CP Series 2016B		3.74%		02/08/24	18,000,000	18,000,000
CP Series 2019		3.96%		01/18/24	22,000,000	22,000,000
CP Series 2019A		3.85%		02/15/24	8,000,000	8,000,000
Texas Transportation Commission
GO Refunding Bonds Series 2014 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.91%		01/05/24	4,000,000	4,000,000
State Highway Fund 1st Tier RB Series 2014B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.89%		01/05/24	119,000,000	119,000,000
Texas Veterans Housing Assistance Program
GO Bonds Fund II Series 2006D (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.90%		01/05/24	4,295,000	4,295,000
GO Bonds Fund II Series 207B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.90%		01/05/24	20,620,000	20,620,000
Texas Water Dev Brd
State Water Implementation Fund RB Series 2019A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.91%		01/05/24	2,850,000	2,850,000
State Water Implementation Fund RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	5,000,000	5,000,000
Texas Water Development Board
State Water Implementation Fund RB Series 2023A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.15%)	(b)(c)(d)	4.02%		01/05/24	9,000,000	9,000,000
State Water Implementation Fund RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		01/05/24	2,000,000	2,000,000
Univ of Texas
CP Notes Series A		3.60%		01/04/24	22,000,000	21,999,743
CP Notes Series A		3.18%		01/17/24	18,500,000	18,493,571
CP Notes Series A		3.50%		01/18/24	12,500,000	12,498,056
CP Notes Series A		3.85%		01/24/24	20,000,000	20,000,000
CP Notes Series A		3.90%		02/05/24	25,000,000	25,000,000
CP Notes Series A		3.65%		02/12/24	10,000,000	10,000,000
CP Notes Series A		3.23%		03/04/24	25,000,000	24,964,172
CP Notes Series A		3.68%		03/06/24	22,500,000	22,500,000
CP Notes Series A		3.63%		03/08/24	25,000,000	25,000,000
CP Notes Series A		3.55%		06/25/24	39,000,000	39,000,000
Financing System RB Series 2019B (LIQ: UBS AG)	(b)(c)(d)	3.90%		01/05/24	4,340,000	4,340,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report49

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Revenue Financing CP Series A		3.70%		01/03/24	20,000,000	20,000,000
Revenue Financing CP Series A		3.67%		02/13/24	25,000,000	25,000,000
Revenue Financing CP Series A		3.90%		02/13/24	12,500,000	12,500,000
Revenue Financing CP Series A		3.62%		02/21/24	10,000,000	10,000,000
Revenue Financing CP Series A		3.63%		03/08/24	22,410,000	22,410,000
Revenue Financing CP Series A		3.67%		04/02/24	20,000,000	20,000,000
Revenue Financing System Bonds Series 2008B	(a)	3.90%		01/05/24	21,495,000	21,495,000
Revenue Financing System Bonds Series 2019B (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.55%		01/02/24	26,380,000	26,380,000
Revenue Financing System Refunding Bonds Series 2007B	(a)	3.75%		01/05/24	400,000	400,000
Waxahachie ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.91%		01/05/24	1,615,000	1,615,000
						3,134,343,458
UTAH 0.6%
Intermountain Power Agency
Power Supply RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		01/05/24	8,420,000	8,420,000
Logan City
IDRB (Scientific Technology) Series 2001 (LOC: BANK OF MONTREAL)	(a)	3.90%		01/05/24	680,000	680,000
Murray
Hospital RB (IHC Health Services) Series 2003C	(a)	4.00%		01/02/24	11,615,000	11,615,000
Salt Lake City
Airport RB Series 2017A & 2021A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.95%		01/05/24	8,940,000	8,940,000
Utah Cnty
Hospital RB (IHC Health Services) Series 2016C (LIQ: BMO BANK NA)	(a)	3.80%		01/05/24	5,600,000	5,600,000
Hospital RB (IHC Health Services) Series 2016E (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.90%		01/05/24	29,615,000	29,615,000
Hospital RB (IHC Health Services) Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	4,875,000	4,875,000
Utah Water Finance Agency
RB Series 2008B-1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.85%		01/05/24	30,995,000	30,995,000
						100,740,000
VIRGINIA 0.4%
Albemarle Cnty Economic Development Auth
Hospital Facilities Refunding RB (Sentara Health) Series 2018A (LIQ: TD BANK NA)	(a)	3.85%		01/05/24	400,000	400,000
Hospital Facilities Refunding RB (Sentara Martha Jefferson) Series 2018B (LIQ: TD BANK NA)	(a)	4.00%		01/02/24	16,000,000	16,000,000
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2016C	(a)	3.95%		01/05/24	11,250,000	11,250,000
Health Care RB (Inova Health) Series 2018C	(a)	3.95%		01/05/24	1,925,000	1,925,000
Hampton Roads Transportation Accountability Commission
Sr Lien RB Series 2020A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		01/05/24	3,365,000	3,365,000
Sr Lien RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	8,255,000	8,255,000
Sr Lien RB Series 2022A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		01/05/24	2,250,000	2,250,000
See financial notes
50Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2017B (LOC: TRUIST BANK)	(a)	4.10%		01/02/24	6,350,000	6,350,000
Norfolk Economic Development Auth
Health Care Facilities Refunding RB (Sentara Healthcare) Series 2012B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		01/05/24	7,000,000	7,000,000
Williamsburg Economic Development Auth
Housing RB (Provident Group Williamsburg Properties) Series 2023A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		01/05/24	4,050,000	4,050,000
						60,845,000
WASHINGTON 1.0%
King Cnty Housing Auth
RB (Salmon Creek Apts) Series 2007 (LOC: BANK OF AMERICA NA)	(a)	3.99%		01/05/24	3,470,000	3,470,000
King Cnty Sewer System
LT GO CP Series A		3.85%		01/04/24	30,000,000	30,000,000
Sewer RB Series 2023 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.35%		01/02/24	4,310,000	4,310,000
Port Bellingham IDA
IDRB (Hempler Foods) Series 2006 (LOC: BANK OF MONTREAL)	(a)	3.90%		01/05/24	6,125,000	6,125,000
Port of Seattle
Intermediate Lien RB Series 2017C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.94%		01/05/24	7,500,000	7,500,000
Intermediate Lien RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.01%		01/05/24	2,585,000	2,585,000
Intermediate Lien RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.94%		01/05/24	1,360,000	1,360,000
Intermediate Lien RB Series 2019 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.01%		01/05/24	6,320,000	6,320,000
Intermediate Lien Refunding RB Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.94%		01/05/24	3,630,000	3,630,000
Sub Lien Refunding RB Series 2008 (LOC: BANK OF AMERICA NA)	(a)	3.85%		01/05/24	51,530,000	51,530,000
Seattle
Light & Power Refunding RB Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.90%		01/05/24	3,330,000	3,330,000
Washington
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.90%		01/05/24	11,625,000	11,625,000
GO Bonds Series 2022C (LIQ: CITIBANK NA)	(b)(c)(d)	3.91%		01/05/24	5,500,000	5,500,000
GO Bonds Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		01/05/24	1,675,000	1,675,000
GO Bonds Series 2023B		5.00%		02/01/24	255,000	255,282
GO Bonds Series 2024A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		01/05/24	1,665,000	1,665,000
GO Refunding Bonds Series R-2020A		5.00%		01/01/24	3,365,000	3,365,000
Motor Vehicle Fuel Tax GO Bonds Series 2015C		5.00%		02/01/24	120,000	120,127
Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2020B		5.00%		01/01/24	4,105,000	4,105,000
Washington Economic Development Finance Auth
Solid Waste Disposal RB (Waste Management) Series 2002D (LOC: JPMORGAN CHASE BANK NA)	(a)	3.88%		01/05/24	14,200,000	14,200,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report51

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Washington State Housing Finance Commission
M/F Housing RB (Clark Island) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.92%		01/05/24	5,560,000	5,560,000
M/F Housing RB (Parkview Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.92%		01/05/24	3,060,000	3,060,000
M/F Housing RB (Urban Center Apts) Series 2012 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.80%		01/05/24	800,000	800,000
						172,090,409
WEST VIRGINIA 0.2%
West Virginia Hospital Finance Auth
Hospital Refunding RB (Cabell Huntington Hospital) Series 2008B (LOC: TRUIST BANK)	(a)	3.90%		01/05/24	24,050,000	24,050,000
WISCONSIN 1.3%
Green Bay Redevelopment Auth
Exempt Facility RB (Green Bay Packaging Inc) Series 2019 (LOC: WELLS FARGO BANK NA)	(a)	3.95%		01/05/24	73,400,000	73,400,000
Wisconsin Health & Educational Facilities Auth
RB (Univ of Wisconsin Medical Fdn) Series 2000 (LOC: JPMORGAN CHASE BANK NA)	(a)	3.76%		01/05/24	1,665,000	1,665,000
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2003B (LIQ: FEDERAL HOME LOAN BANKS)	(a)	4.00%		01/05/24	3,630,000	3,630,000
Home Ownership RB Series 2015C (LIQ: ROYAL BANK OF CANADA)	(a)	3.82%		01/05/24	4,300,000	4,300,000
Housing RB Series 2012B (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.82%		01/05/24	1,640,000	1,640,000
Housing RB Series 2018A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		01/05/24	4,500,000	4,500,000
M/F Housing Bonds Series 2007C (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.85%		01/05/24	5,360,000	5,360,000
M/F Housing Bonds Series 2008A (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.82%		01/05/24	750,000	750,000
Wisconsin Public Finance Auth
Health System Refunding RB (Cone Health) Series 2023B (LOC: TD BANK NA)	(a)	4.05%		01/02/24	33,165,000	33,165,000
Health System Refunding RB (Cone Health) Series 2023C (LOC: TD BANK NA)	(a)	4.00%		01/02/24	27,485,000	27,485,000
Health System Refunding RB (Cone Health) Series 2023D (LOC: TRUIST BANK)	(a)	3.90%		01/05/24	44,420,000	44,420,000
Solid Waste Disposal RB (Coleman Ponderosa) Series 2023 (LOC: AGRIBANK FCB)	(a)	4.15%		01/05/24	10,000,000	10,000,000
						210,315,000
WYOMING 0.9%
Lincoln Cnty
Pollution Control Refunding RB (ExxonMobil) Series 2014	(a)	3.95%		01/02/24	34,020,000	34,020,000
Pollution Control Refunding RB (ExxonMobil) Series 2014	(a)	4.00%		01/02/24	45,700,000	45,700,000
Sublette Cnty
Pollution Control Refunding RB (Exxon Mobil) Series 2014	(a)	4.00%		01/02/24	22,400,000	22,400,000
Pollution Control Refunding RB (ExxonMobil) Series 2014	(a)	3.95%		01/02/24	10,300,000	10,300,000
See financial notes
52Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sweetwater Cnty
RB (Simplot Phosphates) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	(a)	3.93%		01/05/24	32,700,000	32,700,000
						145,120,000
MULTIPLE STATES 6.2%
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	3.93%		01/05/24	58,400,000	58,400,000
Variable Rate Demand Preferred Shares Series 4 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.93%		01/05/24	33,000,000	33,000,000
Variable Rate Demand Preferred Shares Series 5 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.92%		01/05/24	80,500,000	80,500,000
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.92%		01/05/24	26,500,000	26,500,000
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	(a)(b)	3.92%		01/05/24	264,800,000	264,800,000
Variable Rate Demand Preferred Shares Series 5 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.92%		01/05/24	25,000,000	25,000,000
Variable Rate Demand Preferred Shares Series C (LOC: SOCIETE GENERALE SA)	(a)(b)	3.93%		01/05/24	93,300,000	93,300,000
Nuveen Municipal Credit Opportunities Fund
Variable Rate Demand Preferred Shares Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.97%		01/05/24	61,400,000	61,400,000
Nuveen Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: BARCLAYS BANK PLC)	(a)(b)	3.97%		01/05/24	181,200,000	181,200,000
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	(a)(b)	3.97%		01/05/24	95,600,000	95,600,000
Western Asset Intermediate Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.97%		01/05/24	29,200,000	29,200,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report53

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.97%		01/05/24	71,000,000	71,000,000
Variable Rate Demand Preferred Shares Series 2 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.97%		01/05/24	12,600,000	12,600,000
						1,032,500,000
Total Municipal Securities (Cost $16,359,253,972)						16,359,253,972
Total Investments in Securities (Cost $16,359,253,972)						16,359,253,972

(a)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,820,596,000 or 23.1% of net assets.

(c)	Variable rate security; rate shown is effective rate at period end.
(d)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
VRDN —	Variable rate demand note

At December 31, 2023, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
54Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2023
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$16,359,253,972
Cash		534,633
Receivables:
Fund shares sold		184,499,375
Interest		85,645,037
Investments sold		12,391,522
Prepaid expenses	+	332,923
Total assets		16,642,657,462

Liabilities
Payables:
Fund shares redeemed		49,267,162
Investments bought		21,509,994
Distributions to shareholders		18,595,279
Investment adviser and administrator fees		2,444,036
Shareholder service fees		81,104
Independent trustees’ fees		162
Accrued expenses	+	464,581
Total liabilities		92,362,318
Net assets		$16,550,295,144

Net Assets by Source
Capital received from investors		$16,550,294,973
Total distributable earnings	+	171
Net assets		$16,550,295,144

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$4,002,948,820		4,001,925,680		$1.00
Ultra Shares	$12,547,346,324		12,544,194,157		$1.00

See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report55

Schwab Municipal Money Fund
Statement of Operations

For the period January 1, 2023 through December 31, 2023
Investment Income
Interest received from securities - unaffiliated		$508,007,531

Expenses
Investment adviser and administrator fees		28,855,942
Shareholder service fees:
Investor Shares		5,382,024
Registration fees		1,440,698
Portfolio accounting fees		229,532
Custodian fees		191,948
Shareholder reports		116,673
Professional fees		74,886
Independent trustees’ fees		55,349
Transfer agent fees		1,333
Other expenses	+	121,312
Total expenses		36,469,697
Expense reduction	–	2,214,131
Net expenses	–	34,255,566
Net investment income		473,751,965

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		318,040
Increase in net assets resulting from operations		$474,070,005
See financial notes
56Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/23-12/31/23		1/1/22-12/31/22
Net investment income		$473,751,965	$130,295,597
Net realized gains	+	318,040	1,284,144
Increase in net assets from operations		$474,070,005	$131,579,741

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($108,431,828 )	($23,196,120 )
Ultra Shares	+	(365,521,336)	(108,330,773)
Total distributions		($473,953,164 )	($131,526,893 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		7,683,763,914	4,437,059,113
Ultra Shares	+	28,650,362,106	19,362,303,224
Total shares sold		36,334,126,020	23,799,362,337
Shares Reinvested
Investor Shares		76,224,652	16,653,040
Ultra Shares	+	270,193,609	79,591,772
Total shares reinvested		346,418,261	96,244,812
Shares Redeemed
Investor Shares		(6,711,058,724)	(3,096,572,730)
Ultra Shares	+	(27,954,683,454)	(14,264,935,882)
Total shares redeemed		(34,665,742,178)	(17,361,508,612)
Net transactions in fund shares		2,014,802,103	6,534,098,537

NET ASSETS
Beginning of period		$14,535,376,200	$8,001,224,815
Total increase	+	2,014,918,944	6,534,151,385
End of period		$16,550,295,144	$14,535,376,200

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report57

Schwab AMT Tax-Free Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.01	0.00 [2]	0.00 [2]	0.01
Net realized and unrealized gains (losses)	0.00 [2]	(0.00)[2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.01	0.00 [2]	0.00 [2]	0.01
Less distributions:
Distributions from net investment income	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Distributions from net realized gains	(0.00)[2]	—	(0.00)[2]	—	—
Total distributions	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	3.02%	0.90%	0.02%	0.34%	1.19%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34%	0.31%[3,4]	0.11%[4]	0.31%[4,5]	0.35%
Gross operating expenses	0.38%	0.37%[3]	0.37%	0.49%	0.52%
Net investment income (loss)	2.97%	1.01%	0.01%	0.38%	1.17%
Net assets, end of period (x 1,000,000)	$1,075	$875	$644	$835	$1,273

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[5]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
58Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab AMT Tax-Free Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.03	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	(0.00)[3]	0.00 [3]	0.00 [3]
Total from investment operations	0.03	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.03)	(0.01)	(0.00)[3]	(0.00)[3]
Distributions from net realized gains	(0.00)[3]	—	(0.00)[3]	—
Total distributions	(0.03)	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00
Total return	3.17%	1.03%	0.02%	0.01%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%	0.19%[5,6]	0.11%[6]	0.19%[6,7]
Gross operating expenses	0.23%	0.22%[5]	0.22%	0.22%[7]
Net investment income (loss)	3.17%	1.50%	0.01%	0.02%[7]
Net assets, end of period (x 1,000,000)	$2,065	$967	$161	$229

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[7]	Annualized.
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report59

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.2% OF NET ASSETS
ALABAMA 2.4%
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.90%		01/05/24	1,965,000	1,965,000
Black Belt Energy Gas District
Gas Project RB Series 2023A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.92%		01/05/24	12,500,000	12,500,000
Gas Project RB Series 2023C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.92%		01/05/24	5,520,000	5,520,000
Gas Supply RB Series 2023B	(a)(b)(c)	3.90%		01/05/24	4,000,000	4,000,000
Huntsville Health Care Auth
CP		3.68%		03/07/24	5,000,000	5,000,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	(d)	4.08%		01/05/24	7,000,000	7,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK ABP)	(d)	4.08%		01/05/24	20,000,000	20,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	(d)	4.08%		01/05/24	12,920,000	12,920,000
Southeast Energy Auth
Commodity Supply RB Series 2023B	(a)(b)(c)	3.90%		01/05/24	4,000,000	4,000,000
Southeast Energy Auth Cooperative District
Commodity Supply RB Series 2023A (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.90%		01/05/24	2,335,000	2,335,000
						75,240,000
ALASKA 0.0%
Valdez
Refunding RB (Exxon Pipeline) Series 2001	(d)	3.95%		01/02/24	1,000,000	1,000,000
ARIZONA 2.9%
Arizona Health Facilities Auth
RB (Banner Health) Series 2007B (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.90%		01/05/24	10,000,000	10,000,000
Arizona IDA
Hospital Refunding RB (Phoenix Childrens Hospital) Series 2019B (LOC: BANK OF AMERICA NA)	(d)	4.00%		01/02/24	36,100,000	36,100,000
See financial notes
60Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Maricopa Cnty IDA
Hospital RB (HonorHealth) Series 2021C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.90%		01/05/24	2,500,000	2,500,000
Phoenix IDA
Health Care Facilities RB (Mayo Clinic) Series 2014A (LIQ: BANK OF AMERICA NA)	(d)	3.99%		01/02/24	10,170,000	10,170,000
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2023B (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.92%		01/05/24	5,050,000	5,050,000
Electric System RB Series 2023B (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.89%		01/05/24	7,500,000	7,500,000
Yavapai Cnty IDA
RB (Skanon Investments Drake Cement) Series 2010A (LOC: BANK OF NOVA SCOTIA)	(d)	3.95%		01/05/24	18,500,000	18,500,000
						89,820,000
CALIFORNIA 0.8%
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2009B2		3.45%		01/03/24	5,000,000	4,999,941
Los Angeles Dept of Water & Power
Power System RB Series 2023F2 (LIQ: JPMORGAN CHASE BANK NA)	(d)	4.15%		01/02/24	17,600,000	17,600,000
San Diego USD
GO Bonds Series 2022F2 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.90%		01/05/24	2,920,000	2,920,000
						25,519,941
COLORADO 1.5%
Colorado
COP Series 2021S (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.35%		01/02/24	4,540,000	4,540,000
TRAN 2023A		5.00%		06/28/24	2,295,000	2,307,362
Colorado Health Facilities Auth
Hospital RB (Advent Health) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.35%		01/02/24	7,815,000	7,815,000
RB (Children’s Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.35%		01/02/24	1,365,000	1,365,000
RB (CommonSpirit Health) Series 2019A2 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.90%		01/05/24	1,670,000	1,670,000
RB (Intermountain Healthcare) Series 2022A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.90%		01/05/24	2,800,000	2,800,000
RB (SCL Health System) Series 2016D	(d)	3.90%		01/05/24	20,000,000	20,000,000
Refunding RB (IHC Health Services) Series 2019A		5.00%		01/01/24	1,245,000	1,245,000
Denver
Dedicated Tax RB Series 2021A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.90%		01/05/24	4,000,000	4,000,000
Denver SD #1
GO Bonds Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.90%		01/05/24	1,400,000	1,400,000
						47,142,362
CONNECTICUT 0.3%
Connecticut Development Auth
Refunding RB (Bradley Airport Hotel) Series 2006A (LOC: TD BANK NA)	(d)	3.97%		01/05/24	8,615,000	8,615,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report61

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DISTRICT OF COLUMBIA 0.6%
District of Columbia
Income Tax Secured RB Series 2019A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.90%		01/05/24	4,480,000	4,480,000
Income Tax Secured RB Series 2020A		5.00%		03/01/24	415,000	415,608
District of Columbia Water & Sewer Auth
Extendible CP Series A		3.86%	02/06/24	06/28/24	12,000,000	12,000,000
Public Utility Sub Lien RB Series 2014B2 (LIQ: TD BANK NA)	(d)	3.90%		01/05/24	1,250,000	1,250,000
Metropolitan Washington Airports Auth
Airport System RB Series 2009D2 (LOC: TD BANK NA)	(d)	4.00%		01/02/24	900,000	900,000
						19,045,608
FLORIDA 2.7%
Collier Cnty Health Facilities Auth
RB (Cleveland Clinic) Series 2003C1		3.57%		04/03/24	6,905,000	6,905,000
Florida Housing Finance Corp
M/F Housing RB (Hudson Ridge Apts) Series 2008L (LOC: JPMORGAN CHASE BANK NA)	(d)	3.92%		01/05/24	3,585,000	3,585,000
M/F Mortgage RB (Mariner’s Cay Apts) Series 2008M (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	3.83%		01/05/24	2,425,000	2,425,000
Florida State Board of Education
Public Education Capital Outlay Refunding Bonds Series 2021B		5.00%		06/01/24	550,000	552,200
Jacksonville
CP Series A (LOC: BANK OF AMERICA NA)		3.75%		01/03/24	12,000,000	12,000,000
Manatee Cnty
Refunding RB Series 2022 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.92%		01/05/24	5,000,000	5,000,000
Miami-Dade Cnty
GO Bonds Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.35%		01/02/24	2,635,000	2,635,000
Special Obligation RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.93%		01/05/24	11,790,000	11,790,000
Transit System Sales Surtax RB Series 2020A & 2018 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.35%		01/02/24	5,430,000	5,430,000
Transit System Sales Surtax RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.90%		01/05/24	31,565,000	31,565,000
South Broward Hospital District
Hospital RB Series 2016A & 2018 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.90%		01/05/24	1,415,000	1,415,000
						83,302,200
GEORGIA 1.3%
Atlanta
Water & Wastewater CP Series 2021 (LOC: WELLS FARGO BANK NA)		3.85%		01/25/24	12,607,000	12,606,987
Atlanta Hartsfield-Jackson Airport
Airport CP Notes Series N1 (LOC: PNC BANK NA)		4.05%		01/09/24	555,000	555,000
Brookhaven Development Auth
RB (Children’s Healthcare of Atlanta) Series 2019A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.90%		01/05/24	3,810,000	3,810,000
Columbia Cnty Hospital Auth
Revenue Anticipation Certificates (Wellstar Health) Series 2023A (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.91%		01/05/24	3,650,000	3,650,000
Georgia Municipal Electric Auth
Plant Vogtle Units 3 & 4 Project M Bonds Series 2019A (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.91%		01/05/24	5,000,000	5,000,000
See financial notes
62Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Main Street Natural Gas Inc
Gas Supply RB Series 2023B	(a)(b)(c)	3.90%		01/05/24	4,000,000	4,000,000
Gas Supply RB Series 2023C	(a)(b)(c)	3.90%		01/05/24	2,710,000	2,710,000
Gas Supply RB Series 2023E2	(a)(b)(c)	3.90%		01/05/24	10,000,000	10,000,000
						42,331,987
IDAHO 0.2%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID		4.30%		02/01/24	6,500,000	6,500,000
ILLINOIS 2.7%
Chicago Transit Auth
2nd Lien Sales Tax RB Series 2017 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.90%		01/05/24	4,400,000	4,400,000
Illinois Finance Auth
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		3.70%		04/03/24	5,000,000	5,000,000
RB (Advocate Health) Series 2008C-1 (LIQ: JPMORGAN CHASE BANK NA)	(d)	3.90%		01/05/24	2,100,000	2,100,000
RB (Northshore Edward Elmhurst Health) Series 2022A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.90%		01/05/24	7,695,000	7,695,000
RB (Northshore Edward Elmhurst Health) Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(d)	4.10%		01/02/24	7,500,000	7,500,000
RB (Univ of Chicago Medical Center) Series 2009D1 (LOC: TD BANK NA)	(d)	4.00%		01/02/24	2,195,000	2,195,000
RB (Univ of Chicago Medical Center) Series 2009D2 (LOC: TD BANK NA)	(d)	4.00%		01/02/24	1,420,000	1,420,000
RB (Univ of Chicago Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.90%		01/05/24	10,900,000	10,900,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	4.12%		01/02/24	1,550,000	1,550,000
RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO BANK NA)	(d)	3.90%		01/05/24	4,700,000	4,700,000
Refunding RB (Advocate Health) Series 2014 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.90%		01/05/24	3,460,000	3,460,000
Refunding RB (OSF Healthcare System) Series 2018B (LOC: JPMORGAN CHASE BANK NA)	(d)	4.10%		01/02/24	1,845,000	1,845,000
Illinois Housing Development Auth
M/F Housing RB (Foxview I & II Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	3.82%		01/05/24	4,370,000	4,370,000
RB Series 2023D (LIQ: CITIBANK NA)	(a)(b)(c)	3.90%		01/05/24	5,000,000	5,000,000
Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.91%		01/05/24	6,665,000	6,665,000
GO Bonds Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.93%		01/05/24	3,000,000	3,000,000
GO Bonds Series 2018B (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.90%		01/05/24	2,195,000	2,195,000
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2016B (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.90%		01/05/24	2,165,000	2,165,000
Toll Highway Sr RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.93%		01/05/24	2,000,000	2,000,000
Toll Highway Sr RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.93%		01/05/24	1,975,000	1,975,000
Toll Highway Sr RB Series 2021A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.92%		01/05/24	2,665,000	2,665,000
Toll Highway Sr RB Series 2023A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.93%		01/05/24	2,650,000	2,650,000
						85,450,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report63

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
INDIANA 3.1%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: COBANK ACB)	(d)	3.90%		01/05/24	28,500,000	28,500,000
Economic Development RB (Cargill) Series 2011	(d)	3.90%		01/05/24	11,000,000	11,000,000
Environmental Refunding RB (Duke Energy Indiana) Series 2009A4 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(d)	4.15%		01/02/24	24,560,000	24,560,000
Health Facilities RB (Baptist Healthcare) Series 2017A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.90%		01/05/24	2,500,000	2,500,000
Hospital RB (Parkview Health System) Series 2009B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(d)	4.20%		01/05/24	15,190,000	15,190,000
Refunding RB (Trinity Health) Series 2008D2		3.76%		01/04/24	7,200,000	7,200,000
Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2017B3 (LIQ: TD BANK NA)	(d)	4.00%		01/02/24	9,190,000	9,190,000
						98,140,000
IOWA 0.9%
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B2 (LOC: TD BANK NA)	(d)	4.00%		01/02/24	4,025,000	4,025,000
Midwestern Disaster Area RB (Cargill) Series 2009A	(d)	3.90%		01/05/24	13,000,000	13,000,000
Midwestern Disaster Area RB (Cargill) Series 2009B	(d)	3.90%		01/05/24	1,390,000	1,390,000
Midwestern Disaster Area RB (Cargill) Series 2012	(d)	3.90%		01/05/24	7,000,000	7,000,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	(d)	4.15%		01/05/24	4,060,000	4,060,000
						29,475,000
KENTUCKY 3.0%
Boone Cnty
Pollution Control Refunding RB (Duke Energy) Series 2010 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(d)	3.95%		01/05/24	2,465,000	2,465,000
Louisville & Jefferson Cnty Metro Government
Health System RB (Norton Health) Series 2023C (LOC: TRUIST BANK)	(d)	4.00%		01/02/24	13,000,000	13,000,000
Health System RB (Norton Healthcare) Series 2011A (LOC: PNC BANK NA)	(d)	3.79%		01/05/24	2,165,000	2,165,000
Health System RB (Norton Healthcare) Series 2023D (LOC: TRUIST BANK)	(d)	4.00%		01/02/24	15,000,000	15,000,000
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System Sub CP Series 2023A1 (LIQ: BANK OF AMERICA NA)		3.70%		01/03/24	11,243,400	11,243,400
Sewer & Drainage System Sub CP Series 2023A1 (LIQ: BANK OF AMERICA NA)		3.75%		01/24/24	23,000,000	23,000,000
Sewer & Drainage System Sub CP Series 2023A1 (LIQ: BANK OF AMERICA NA)		3.80%		01/24/24	2,000,000	2,000,000
Sewer & Drainage System Sub CP Series 2023A2 (LIQ: JPMORGAN CHASE BANK NA)		3.55%		01/03/24	6,187,000	6,187,000
Sewer & Drainage System Sub CP Series 2023A2 (LIQ: JPMORGAN CHASE BANK NA)		3.82%		01/24/24	5,000,000	5,000,000
Sewer & Drainage System Sub CP Series 2023A2 (LIQ: JPMORGAN CHASE BANK NA)		3.90%		01/24/24	8,900,000	8,900,000
See financial notes
64Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Public Energy Auth of Kentucky
Gas Supply Refunding RB Series 2023A1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.91%		01/05/24	4,765,000	4,765,000
						93,725,400
LOUISIANA 0.2%
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: WELLS FARGO BANK NA)		4.00%		03/15/24	5,000,000	5,000,000
MARYLAND 1.2%
Howard Cnty
Recovery Zone Facility RB (Lorien at Elkridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	4.03%		01/05/24	6,250,000	6,250,000
Recovery Zone Facility RB (Meadowridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	4.03%		01/05/24	6,695,000	6,695,000
Maryland Stadium Auth
RB (Baltimore City Public Schools) Series 2020A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.90%	01/04/24	01/05/24	3,800,000	3,800,000
Montgomery Cnty
RB (Trinity Health) Series 2013MD		3.81%		03/01/24	4,750,000	4,750,000
RB (Trinity Health) Series 2015MD (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.90%		01/05/24	8,810,000	8,810,000
Montgomery Cnty Housing Opportunities Commission
M/F Housing RB Series 2023A (LOC: TD BANK NA)	(d)	4.00%		01/02/24	5,350,000	5,350,000
Washington Suburban Sanitary District
GO BAN Series A (LIQ: TD BANK NA)	(d)	4.07%		01/02/24	1,700,000	1,700,000
						37,355,000
MASSACHUSETTS 2.4%
Massachusetts
Commonwealth Transportation Fund RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.35%		01/02/24	4,000,000	4,000,000
Commonwealth Transportation Fund RB Series 2023A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.87%		01/05/24	12,200,000	12,200,000
GO BAN Series A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.90%	01/04/24	01/05/24	5,475,000	5,475,000
GO Bonds Series 2016B (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.90%		01/05/24	2,460,000	2,460,000
GO Bonds Series 2022C (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.89%		01/05/24	1,000,000	1,000,000
GO Refunding Bonds Series 2019A		5.00%		01/01/24	130,000	130,000
RB (Rail Enhancement) Series 2022A (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.92%		01/05/24	7,320,000	7,320,000
Massachusetts Dept of Transportation
Highway System Sub Refunding RB Series 2022A1 (LIQ: TD BANK NA)	(d)	3.82%		01/05/24	4,000,000	4,000,000
Massachusetts Development Finance Agency
RB (Chelsea Jewish Lifecare) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(d)	4.03%		01/05/24	4,875,000	4,875,000
Massachusetts HFA
Housing RB Series 2016I (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	4.21%		01/02/24	14,745,000	14,745,000
Housing RB Series 2018B (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	4.21%		01/02/24	1,300,000	1,300,000
Massachusetts Water Resources Auth
Water CP Series 2016 (LOC: TD BANK NA)		3.63%		03/13/24	10,000,000	10,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report65

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Univ of Massachusetts Building Auth
CP Notes Series 2013A1 (LIQ: TD BANK NA)		3.95%		01/11/24	9,312,000	9,312,000
						76,817,000
MICHIGAN 0.8%
Lenawee Cnty Economic Development Corp
Refunding RB (Siena Heights Univ) Series 2009 (LOC: FEDERAL HOME LOAN BANKS)	(d)	3.90%		01/05/24	2,980,000	2,980,000
Michigan Finance Auth
Hospital Refunding RB (Henry Ford Health System) Series 2016 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.90%		01/05/24	4,550,000	4,550,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	4.22%		01/02/24	1,045,000	1,045,000
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F7 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.90%		01/05/24	1,250,000	1,250,000
Michigan Housing Development Auth
Rental Housing RB Series 2022B (LOC: BANK OF AMERICA NA)	(d)	3.78%		01/05/24	1,970,000	1,970,000
S/F Mortgage RB Series 2023B (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.90%		01/05/24	2,000,000	2,000,000
Univ of Michigan
General RB Series 2009B		3.64%		03/06/24	5,000,000	5,000,000
General RB Series 2017A (ESCROW) (LIQ: CITIBANK NA)	(a)(b)(c)	3.90%		01/05/24	5,760,000	5,760,000
						24,555,000
MINNESOTA 1.1%
Burnsville
M/F Housing Refunding RB (Bridgeway Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	3.95%		01/05/24	1,175,000	1,175,000
Eden Prairie
M/F Housing Refunding RB (Park At City West Apts) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	3.91%		01/05/24	14,805,000	14,805,000
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2016	(d)	3.78%		01/05/24	20,000,000	20,000,000
						35,980,000
MISSISSIPPI 2.4%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		3.75%		02/01/24	1,350,000	1,350,000
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron) Series 2010A	(d)	3.80%		01/05/24	15,000,000	15,000,000
Gulf Opportunity Zone IDRB (Chevron) Series 2010C	(d)	3.78%		01/05/24	15,000,000	15,000,000
Gulf Opportunity Zone IDRB (Chevron) Series 2011D	(d)	4.15%		01/02/24	1,775,000	1,775,000
Gulf Opportunity Zone IDRB (Chevron) Series 2011E	(d)	3.95%		01/02/24	1,300,000	1,300,000
IDRB (Chevron) Series 2007A	(d)	3.95%		01/02/24	23,500,000	23,500,000
IDRB (Chevron) Series 2007C	(d)	3.95%		01/02/24	450,000	450,000
IDRB (Chevron) Series 2010H	(d)	4.15%		01/02/24	1,510,000	1,510,000
IDRB (Chevron) Series 2011B	(d)	4.15%		01/02/24	11,130,000	11,130,000
Mississippi Home Corp
S/F Mortgage RB Series 2023C (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.91%		01/05/24	5,200,000	5,200,000
						76,215,000
See financial notes
66Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MISSOURI 0.9%
Kansas City
Special Obligation Refunding RB (H. Roe Bartle Convention Ctr) Series 2008F (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(d)	3.86%		01/05/24	1,100,000	1,100,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2008D	(d)	3.90%		01/05/24	6,630,000	6,630,000
Health Facilities RB (Mercy Health) Series 2023 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.90%		01/05/24	3,520,000	3,520,000
Health Facilities RB (SSM Health) Series 2019A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.91%		01/05/24	4,000,000	4,000,000
RB (Ascension Health) Series 2003C2	(d)	4.25%		01/05/24	5,995,000	5,995,000
St Louis County
Special Obligation RB (Convention Center) Series 2022A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.90%		01/05/24	1,545,000	1,545,000
St. Louis IDA
Health Care Facilities RB (Mid-America Transplant) Series 2013 (LOC: BMO BANK NA)	(d)	4.00%		01/02/24	4,300,000	4,300,000
						27,090,000
NEBRASKA 0.3%
Central Plains Energy
Gas RB Series 2022-1 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.92%		01/05/24	655,000	655,000
Gas Refunding RB Series 2017A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.92%		01/05/24	4,740,000	4,740,000
Washington Cnty
IDRB (Cargill) Series 2010B	(d)	3.90%		01/05/24	3,500,000	3,500,000
						8,895,000
NEW JERSEY 0.2%
Brigantine NJ
Temporary Note		4.75%		09/25/24	5,000,000	5,037,636
NEW YORK 20.9%
Bayport Blue Point UFSD
TAN 2023-2024		5.25%		06/26/24	3,500,000	3,520,727
Bethlehem CSD
BAN 2023B		4.75%		07/12/24	3,300,000	3,320,050
Burnt Hills - Ballston Lake CSD
GO BAN Series 2023		4.50%		06/21/24	4,400,000	4,417,248
Cazenovia CSD
GO BAN 2023		4.75%		07/12/24	2,545,000	2,559,940
Cheektowaga-Maryvale UFSD
BAN 2023		5.00%		07/24/24	4,775,000	4,807,586
Connetquot CSD
TAN 2023-2024		5.00%		06/24/24	5,000,000	5,031,259
Deer Park UFSD
TAN Series 2023-2024		4.75%		06/25/24	2,000,000	2,011,506
East Islip UFSD
GO TAN 2023		5.25%		06/27/24	2,500,000	2,514,768
Eastport South Manor CSD
TAN 2023-2024		4.75%		06/21/24	3,000,000	3,014,624
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report67

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Farmingdale NY
BAN 2023B		5.00%		09/26/24	3,500,000	3,532,112
Hampton Bays UFSD
TAN 2023-2024		5.00%		06/21/24	2,000,000	2,012,012
Harborfields CSD
TAN 2023-2024		4.75%		06/21/24	800,000	804,114
Hauppauge UFSD
TAN 2023-2024		5.00%		06/25/24	3,000,000	3,019,294
Kenmore Tonawanda UFSD
GO BAN 2023		4.75%		06/27/24	5,515,000	5,544,338
Kingston
BAN 2023A		4.00%		08/15/24	2,705,000	2,705,000
Lindenhurst Union Free SD
TAN 2023-2024		5.00%		06/24/24	4,500,000	4,528,545
Manhasset UFSD
TAN 2023-2024		5.00%		06/21/24	3,000,000	3,020,085
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008A-1 (LOC: TD BANK NA)	(d)	4.00%		01/02/24	2,630,000	2,630,000
Dedicated Tax Fund Refunding Bonds Series 2008A-2A (LOC: TD BANK NA)	(d)	4.00%		01/02/24	725,000	725,000
Transportation RB Series 2015E3 (LOC: BANK OF AMERICA NA)	(d)	4.00%		01/02/24	22,405,000	22,405,000
Middle Country CSD
TAN 2023-2024		5.00%		06/24/24	3,500,000	3,523,913
New York City
GO Bonds Fiscal 2006 Series I-8 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	4.00%		01/02/24	825,000	825,000
GO Bonds Fiscal 2012 Series D-3A (LIQ: BANK OF NEW YORK MELLON/THE)	(d)	4.07%		01/02/24	5,900,000	5,900,000
GO Bonds Fiscal 2013 Series F3 (LIQ: BANK OF AMERICA NA)	(d)	4.00%		01/02/24	19,100,000	19,100,000
GO Bonds Fiscal 2015 Series F5 (LIQ: BARCLAYS BANK PLC)	(d)	4.10%		01/02/24	325,000	325,000
GO Bonds Fiscal 2017 Series A5 (LIQ: JPMORGAN CHASE BANK NA)	(d)	4.10%		01/02/24	2,095,000	2,095,000
GO Bonds Fiscal 2018 Series B4 (LIQ: BARCLAYS BANK PLC)	(d)	4.10%		01/02/24	6,945,000	6,945,000
GO Bonds Fiscal 2019 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	4.10%		01/02/24	7,200,000	7,200,000
GO Bonds Fiscal 2022 Series D1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.90%		01/05/24	3,000,000	3,000,000
GO Bonds Fiscal 2022 Series D3 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	4.00%		01/02/24	53,320,000	53,320,000
GO Bonds Fiscal 2022 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	4.00%		01/02/24	14,750,000	14,750,000
New York City Housing Development Corp
M/F Housing RB Series 2023E3 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(d)	3.90%		01/05/24	1,600,000	1,600,000
New York City Municipal Water Finance Auth
Water & Sewer 2nd Resolution RB Fiscal 2022 Series CC1 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.90%		01/05/24	3,205,000	3,205,000
Water & Sewer System 2nd Resolution RB Fiscal 2007 Series CC2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.95%		01/02/24	3,100,000	3,100,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA (LIQ: MIZUHO BANK LTD)	(d)	4.00%		01/02/24	1,225,000	1,225,000
See financial notes
68Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA3 (LIQ: TD BANK NA)	(d)	4.00%		01/02/24	3,900,000	3,900,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB1 (LIQ: BANK OF AMERICA NA)	(d)	4.00%		01/02/24	1,600,000	1,600,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.90%		01/05/24	1,835,000	1,835,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.90%		01/05/24	2,255,000	2,255,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1&3 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.90%		01/05/24	920,000	920,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA3 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.90%		01/05/24	1,300,000	1,300,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series BB1 (LIQ: MIZUHO BANK LTD)	(d)	4.10%		01/02/24	3,785,000	3,785,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD & 2020 Series BB (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.90%		01/05/24	8,445,000	8,445,000
Water & Sewer System RB Fiscal 2008 Series BB3&BB4 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	4.10%		01/02/24	17,720,000	17,720,000
Water & Sewer System RB Fiscal 2010 Series CC (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	4.00%		01/02/24	1,705,000	1,705,000
Water & Sewer System RB Fiscal 2011 Series DD1 (LIQ: TD BANK NA)	(d)	4.00%		01/02/24	2,370,000	2,370,000
Water & Sewer System RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.90%		01/05/24	2,445,000	2,445,000
Water & Sewer System RB Fiscal 2023 Series AA3 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.90%		01/05/24	2,100,000	2,100,000
Water & Sewer System RB Fiscal 2023 Series BB2 (LIQ: MIZUHO BANK LTD)	(d)	4.00%		01/02/24	13,960,000	13,960,000
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2015 Series E3 (LIQ: JPMORGAN CHASE BANK NA)	(d)	4.10%		01/02/24	6,800,000	6,800,000
Future Tax Secured Sub Bonds Fiscal 2015 Series E4 (LIQ: BANK OF AMERICA NA)	(d)	4.00%		01/02/24	945,000	945,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E4 (LIQ: JPMORGAN CHASE BANK NA)	(d)	4.10%		01/02/24	16,510,000	16,510,000
Future Tax Secured Sub Bonds Fiscal 2017 Series F1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	4.22%		01/02/24	990,000	990,000
Future Tax Secured Sub Bonds Fiscal 2019 Series A4 (LIQ: JPMORGAN CHASE BANK NA)	(d)	4.10%		01/02/24	2,250,000	2,250,000
Future Tax Secured Sub Bonds Fiscal 2019 Series B4 (LIQ: JPMORGAN CHASE BANK NA)	(d)	4.10%		01/02/24	12,000,000	12,000,000
Future Tax Secured Sub Bonds Fiscal 2022 Series F1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.90%		01/05/24	1,020,000	1,020,000
Future Tax Secured Sub Bonds Fiscal 2023 Series A2 (LIQ: UBS AG)	(d)	4.00%		01/02/24	33,045,000	33,045,000
Future Tax Secured Sub Bonds Fiscal 2023 Series A3 (LIQ: BANK OF NEW YORK MELLON/THE)	(d)	4.07%		01/02/24	52,375,000	52,375,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.90%		01/05/24	1,300,000	1,300,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: CITIBANK NA)	(a)(b)(c)	3.89%		01/05/24	3,280,000	3,280,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.90%		01/05/24	2,905,000	2,905,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report69

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.35%		01/02/24	7,675,000	7,675,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.15%)	(a)(b)(c)	4.02%	01/04/24	01/25/24	1,675,000	1,675,000
Future Tax Secured Sub Bonds Fiscal Series 2017E1 & 2017B1 & 2018B1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.90%		01/05/24	3,305,000	3,305,000
Future Tax Secured Sub RB Fiscal 2014 Series B3 (LIQ: BARCLAYS BANK PLC)	(d)	4.10%		01/02/24	3,445,000	3,445,000
New York State Dormitory Auth
RB (Memorial Sloan-Kettering Cancer Center) Series 20221A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.17%)	(a)(b)(c)	4.04%	01/04/24	01/11/24	3,000,000	3,000,000
State Personal Income Tax RB Series 2020A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.90%		01/05/24	180,000	180,000
State Personal Income Tax RB Series 2020A & 2022A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.90%		01/05/24	1,730,000	1,730,000
State Personal Income Tax RB Series 2020A 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.90%		01/05/24	5,335,000	5,335,000
State Personal Income Tax RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.90%		01/05/24	2,500,000	2,500,000
State Personal Income Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.90%		01/05/24	265,000	265,000
State Sales Tax RB Series 2018E (LIQ: CITIBANK NA)	(a)(b)(c)	3.88%		01/05/24	4,475,000	4,475,000
New York State HFA
Housing RB (Historic Front St) Series 2003A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(d)	3.82%		01/05/24	750,000	750,000
New York State Power Auth
CP Series 2		4.00%		02/06/24	4,000,000	4,000,000
CP Series 2		3.67%		03/07/24	6,750,000	6,750,000
RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.90%		01/05/24	4,935,000	4,935,000
RB Series 2020A (LIQ: CITIBANK NA)	(a)(b)(c)	3.90%		01/05/24	1,130,000	1,130,000
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.90%		01/05/24	2,595,000	2,595,000
State Personal Income Tax RB Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.90%		01/05/24	2,715,000	2,715,000
State Personal Income Tax RB Series 2021A1, 2022A, 2022C (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.35%		01/02/24	9,025,000	9,025,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.90%		01/05/24	2,000,000	2,000,000
State Personal Income Tax RB Series 2022C (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.90%		01/05/24	3,000,000	3,000,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.90%		01/05/24	895,000	895,000
North Hempstead
GO BAN 2023B		4.50%		09/20/24	5,500,000	5,525,698
Northport-East Northport UFSD
TAN 2023-2024		5.00%		06/28/24	4,500,000	4,529,195
See financial notes
70Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(d)	3.92%		01/05/24	26,300,000	26,300,000
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(d)	3.92%		01/05/24	6,000,000	6,000,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	(a)(d)	3.91%		01/05/24	7,100,000	7,100,000
Oceanside UFSD
TAN 2023-2024		4.75%		06/21/24	2,000,000	2,010,111
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	4.03%		01/05/24	3,085,000	3,085,000
Riverhead CSD
TAN Series 2023-2024B		5.00%		06/25/24	5,000,000	5,031,674
Rondout Valley CSD
GO BAN Series 2023A		4.50%		06/27/24	7,000,000	7,035,003
Rye SD
GO BAN 2023		5.00%		06/28/24	1,700,000	1,711,980
Sachem Central SD
TAN 2023-2024		4.75%		06/21/24	8,000,000	8,042,628
South Country CSD
TAN 2023-2024		5.00%		05/30/24	6,000,000	6,032,308
South Huntington UFSD
TAN 2023-2024		5.00%		06/24/24	3,500,000	3,521,894
Sweet Home CSD
BAN Series 2023		4.75%		06/27/24	5,000,000	5,026,356
Syosset CSD
TAN 2023		5.00%		06/25/24	7,000,000	7,048,102
Triborough Bridge & Tunnel Auth
General RB Series 2001C (LOC: BARCLAYS BANK PLC)	(d)	4.10%		01/02/24	600,000	600,000
General Refunding RB Series 2005B4A (LOC: TD BANK NA)	(d)	4.00%		01/02/24	10,000,000	10,000,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.90%		01/05/24	7,360,000	7,360,000
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.35%		01/02/24	10,195,000	10,195,000
Payroll Mobility Tax Sr. Lien Bonds Series 2022D2 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.90%		01/05/24	1,050,000	1,050,000
Sales Tax RB Series 2023A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.14%)	(a)(b)(c)	4.01%	01/04/24	01/05/24	14,295,000	14,295,000
Sales Tax RB Series 2023A & 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.35%		01/02/24	10,690,000	10,690,000
Ulster Cnty
BAN 2023		5.25%		11/15/24	6,308,822	6,373,613
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	4.68%		01/05/24	2,465,000	2,465,000
West Babylon UFSD
TAN 2023-2024		4.75%		06/21/24	3,000,000	3,016,598
West Genesee CSD
BAN Series 2023A		4.50%		06/27/24	7,000,000	7,028,402
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report71

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
West Islip UFSD
TAN 2023-2024		5.25%		06/21/24	7,000,000	7,039,040
						655,489,723
NORTH CAROLINA 1.3%
Charlotte-Mecklenburg Hospital Auth
Health Care Refunding RB (Atrium Health) Series 2021E (LOC: ROYAL BANK OF CANADA)	(d)	4.00%		01/02/24	40,715,000	40,715,000
OHIO 3.6%
Akron, Bath & Copley Jt Township Hospital District
Hospital RB (Summa Health) Series 2017B (LOC: BMO BANK NA)	(d)	3.86%		01/05/24	15,000,000	15,000,000
RB (Concordia Lutheran Obligated Group) Series 2013A (LOC: TRUIST BANK)	(d)	3.91%		01/05/24	5,000,000	5,000,000
RB (Concordia Lutheran Obligated Group) Series 2018B (LOC: TRUIST BANK)	(d)	3.91%		01/05/24	7,715,000	7,715,000
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.90%	01/04/24	01/05/24	2,540,000	2,540,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.90%		01/05/24	7,730,000	7,730,000
Hospital Facilities Refunding RB (OhioHealth) Series 2009A (LIQ: BARCLAYS BANK PLC)	(d)	3.80%		01/05/24	11,625,000	11,625,000
RB (Trinity Health) Series 2013OH		4.30%		02/01/24	8,500,000	8,500,000
Hamilton Cnty
Hospital Facilities RB (TriHealth) Series 2017A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.90%		01/05/24	2,000,000	2,000,000
Montgomery Cnty
Hospital Facilities Refunding RB (Kettering Health) Series 1996 (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.99%		01/02/24	1,105,000	1,105,000
Hospital Facilities Refunding RB (Kettering Health) Series 2012 (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.99%		01/02/24	9,900,000	9,900,000
Ohio
Hospital RB (Cleveland Clinic) Series 2023 (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.99%		01/02/24	21,750,000	21,750,000
Hospital RB (University Hospitals Health System) Series 2012A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.91%		01/05/24	600,000	600,000
Hospital RB (University Hospitals Health System) Series 2018A (LOC: PNC BANK NA)	(d)	4.10%		01/02/24	700,000	700,000
Hospital RB (University Hospitals Health System) Series 2023C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.91%		01/05/24	4,000,000	4,000,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B6		3.63%		03/01/24	5,000,000	5,000,000
Hospital RB (Cleveland Clinic Health System) Series 2013B2 (LIQ: TD BANK NA)	(d)	4.00%		01/02/24	3,030,000	3,030,000
Hospital Refunding RB (Cleveland Clinic Health System) Series 2017A		5.00%		01/01/24	1,495,000	1,495,000
Ohio Water Development Auth
Fresh Water Revenue CP (LIQ: TD BANK NA)		3.78%		03/01/24	2,000,000	2,000,000
See financial notes
72Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		3.75%		02/01/24	4,345,000	4,345,000
						114,035,000
OREGON 0.5%
Beaverton SD #48J
GO Bonds Series 2022B (GTY: OREGON (STATE OF)) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.90%		01/05/24	2,665,000	2,665,000
Clackamas Cnty SD #62
GO Refunding Bonds Series 2018B (GTY: OREGON (STATE OF)) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.91%		01/05/24	3,910,000	3,910,000
Oregon
Highway Tax 2nd Sub Lien CP Series A2 (LOC: BANK OF MONTREAL)		3.70%		01/03/24	5,000,000	5,000,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: US BANK NATIONAL ASSOCIATION)	(d)	4.00%		01/05/24	3,710,000	3,710,000
						15,285,000
PENNSYLVANIA 2.8%
Adams Cnty IDA
RB (Gettysburg Fdn) Series 2006A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	4.03%		01/05/24	4,790,000	4,790,000
Allegheny Cnty Hospital Development Auth
RB (Concordia Lutheran Obligated Group) Series 2016A (LOC: TRUIST BANK)	(d)	3.91%		01/05/24	4,125,000	4,125,000
Beaver Cnty IDA
RB Series (Concordia Lutheran) 2018A (LOC: TRUIST BANK)	(d)	3.91%		01/05/24	7,115,000	7,115,000
Butler Cnty Hospital Auth
RB (Concordia Lutheran) Series 2012A (LOC: TRUIST BANK)	(d)	3.91%		01/05/24	10,850,000	10,850,000
Butler Cnty Industrial Development Auth
RB (Concordia Lutheran Ministries) Series 2004A (LOC: TRUIST BANK)	(d)	3.91%		01/05/24	3,225,000	3,225,000
Chester Cnty Health & Ed
RB (Tel Hai Retirement Community) Series 2020 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	3.97%		01/05/24	2,940,000	2,940,000
Lancaster Industrial Development Auth
RB (The Mennonite Home) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	4.03%		01/05/24	9,000,000	9,000,000
Lehigh Cnty General Purpose Auth
Hospital RB (Lehigh Valley Health Network) Series 2019A (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.91%		01/05/24	5,705,000	5,705,000
Hospital RB (Lehigh Valley Health) Series 2012B (LOC: BANK OF AMERICA NA)	(a)(b)(c)	3.99%		01/02/24	22,935,000	22,935,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	3.95%		01/05/24	630,000	630,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Forge Gate Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	3.91%		01/05/24	4,385,000	4,385,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report73

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pennsylvania HFA
S/F Mortgage RB Series 2022-140A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.90%		01/05/24	6,855,000	6,855,000
S/F Mortgage RB Series 2023-142A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.35%		01/02/24	1,000,000	1,000,000
S/F Mortgage RB Series 2023-143A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.90%		01/05/24	4,330,000	4,330,000
						87,885,000
SOUTH CAROLINA 0.6%
Patriots Energy Group
Gas Supply RB Series 2023A1 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.92%		01/05/24	6,000,000	6,000,000
Patriots Energy Group Financing Agency
Gas Supply RB Series 2023B1	(a)(b)(c)	3.90%		01/05/24	5,295,000	5,295,000
Gas Supply RB Series 2023B1&B2	(a)(b)(c)	3.90%		01/05/24	6,665,000	6,665,000
South Carolina Housing Finance & Development Auth
M/F Rental Housing RB (Franklin Square Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	3.92%		01/05/24	870,000	870,000
South Carolina Jobs Economic Development Auth
1st Lien Economic Development RB (Port Royal Village Apts) Series 2021A (LOC: FEDERAL HOME LOAN BANKS)	(d)	3.90%		01/05/24	855,000	855,000
						19,685,000
TENNESSEE 2.3%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: TRUIST BANK)	(d)	3.90%		01/05/24	485,000	485,000
Chattanooga Health, Educational & Housing Facility Board
RB (CommonSpirit Health) Series 2019A1&A2 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.90%		01/05/24	1,685,000	1,685,000
Greeneville Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2018A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.91%		01/05/24	7,000,000	7,000,000
Johnson City Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2022C (LOC: TRUIST BANK)	(d)	3.85%		01/05/24	465,000	465,000
Hospital Refunding RB (Ballad Health) Series 2022B (LOC: TRUIST BANK)	(d)	3.88%		01/05/24	40,735,000	40,735,000
Metro Government of Nashville & Davidson Cnty
GO CP Series 2021 (LIQ: BANK OF AMERICA NA)		3.95%		01/23/24	2,320,000	2,320,000
GO CP Series 2021 (LIQ: BANK OF AMERICA NA)		3.66%		02/12/24	4,800,000	4,800,000
GO CP Series 2021 (LIQ: BANK OF AMERICA NA)		3.90%		02/14/24	6,000,000	6,000,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
Educational Facilities RB (Belmont Univ) Series 2023 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.90%		01/05/24	3,100,000	3,100,000
Sevier Cnty Public Building Auth
Public Improvement Bonds (Bedford Cnty) Series VIIQ1 (LOC: TRUIST BANK)	(d)	4.00%		01/02/24	3,050,000	3,050,000
Tennessee Energy Acquisition Corp
Commodity Project RB Series 2021A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.92%		01/05/24	2,500,000	2,500,000
						72,140,000
TEXAS 22.7%
Aledo ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.90%		01/05/24	700,000	700,000
See financial notes
74Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Anna ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	100,000	100,104
Arlington Higher Education Finance Corp
Education RB (Riverwalk Education Foundation) Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.88%		01/05/24	9,225,000	9,225,000
Arlington ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	600,000	600,978
Bastrop ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.91%		01/05/24	4,800,000	4,800,000
ULT GO Refunding Bonds Series 2021A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/24	1,465,000	1,465,344
Bexar Cnty Hospital District
Certificates of Obligation Series 2022 (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.17%)	(a)(b)(c)	4.04%	01/04/24	01/18/24	2,420,000	2,420,000
Brady ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.75%		02/15/24	100,000	99,872
Bridge ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.90%		01/05/24	2,605,000	2,605,000
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/24	100,000	99,874
Brownsville
Utilities System CP Series A (LOC: PNC BANK NA)		3.60%		06/18/24	5,000,000	5,000,000
Burleson ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/24	180,000	180,129
ULT GO Refunding Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/24	325,000	325,264
Carroll ISD
ULT GO Refunding Bonds Series 2019A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	645,000	645,854
Carrollton ISD
ULT GO Refunding Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	365,000	365,618
Center ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	200,000	200,326
Chapel Hill ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.35%		01/02/24	3,600,000	3,600,000
Clear Creek ISD
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	115,000	115,123
Clyde Consolidated ISD
ULT GO Refunding Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/24	215,000	215,007
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report75

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Columbia & Brazoria ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/24	180,000	180,138
Comal ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/24	1,835,000	1,836,939
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/24	5,750,000	5,757,049
Conroe ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	300,000	300,527
Crowley ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.90%		01/05/24	2,000,000	2,000,000
Cypress-Fairbanks ISD
ULT GO Bonds Series 2022A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.90%		01/05/24	2,915,000	2,915,000
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	300,000	300,340
ULT GO Refunding Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	100,000	100,163
Dallas ISD
CP Series IA (LIQ: BANK OF AMERICA NA)		3.70%		02/15/24	2,333,000	2,333,000
ULT GO Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	100,000	100,145
ULT GO Refunding Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	175,000	175,198
Denton ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.90%		01/05/24	2,000,000	2,000,000
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.90%		01/05/24	3,240,000	3,240,000
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.89%		01/05/24	8,000,000	8,000,000
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.91%		01/05/24	400,000	400,000
Dickinson ISD
ULT GO Refunding Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	135,000	135,038
Everman ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/24	175,000	175,022
Forney ISD
ULT GO Series 2022B (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.90%		01/05/24	2,775,000	2,775,000
Fort Bend ISD
ULT GO Refunding Bonds Series 2017E (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	115,000	115,120
See financial notes
76Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fort Worth ISD
ULT GO Bonds Series 2021A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	265,000	265,383
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	265,000	265,431
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	255,000	255,372
Frisco ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	275,000	275,448
Garland ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	100,000	100,108
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	225,000	225,254
Goose Creek ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	625,000	626,018
Grand Prairie ISD
ULT Refunding Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/24	100,000	100,009
Gulf Coast IDA
RB (ExxonMobil) Series 2012	(d)	4.00%		01/02/24	5,700,000	5,700,000
Harris Cnty
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.80%		02/06/24	5,640,000	5,640,000
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.77%		03/04/24	7,800,000	7,800,000
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.60%		05/01/24	2,050,000	2,050,000
Toll Road System 1st Lien CP Series K2 (LOC: BARCLAYS BANK PLC)		3.65%		02/08/24	1,310,000	1,310,000
Toll Road System 1st Lien CP Series K2 (LOC: BARCLAYS BANK PLC)		3.70%		02/08/24	510,000	510,000
Toll Road System 1st Lien CP Series K2 (LOC: BARCLAYS BANK PLC)		3.70%		02/22/24	500,000	500,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2014C	(d)	4.20%		01/05/24	12,400,000	12,400,000
Hospital RB (Memorial Hermann Health) Series 2022A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	4.02%		01/05/24	4,000,000	4,000,000
Hospital RB (Texas Children’s Hospital) Series 2021D (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.90%		01/05/24	8,245,000	8,245,000
Refunding RB (Methodist Hospital) Series 2009C1		3.99%		01/11/24	50,000,000	50,000,000
Refunding RB (Methodist Hospital) Series 2009C2		3.99%		01/11/24	38,000,000	38,000,000
Harris Cnty Flood Control District
LT CP Notes Series H2 (LOC: PNC BANK NA)		3.75%		02/07/24	819,712	819,712
Harris Cnty Toll Road Auth
1st Lien Revenue CP Series K (LOC: PNC BANK NA)		3.75%		02/07/24	13,330,000	13,330,000
1st Lien Revenue CP Series K (LOC: PNC BANK NA)		3.93%		02/07/24	6,520,000	6,520,000
1st Lien Revenue CP Series K (LOC: PNC BANK NA)		3.70%		02/14/24	18,030,000	18,030,000
Houston
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.90%		01/05/24	12,500,000	12,500,000
Houston Combined Utility System
1st Lien Refunding RB Series 2004B4 (LIQ: JPMORGAN CHASE BANK NA)	(d)	3.87%		01/05/24	33,100,000	33,100,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report77

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Humble ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.90%		01/05/24	2,050,000	2,050,000
Irving ISD
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	195,000	195,210
Judson ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/24	250,000	250,191
Katy ISD
ULT GO Refunding Bonds Series 2014A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	125,000	125,131
Lamar Consolidated ISD
ULT Bonds Series 2023A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.90%		01/05/24	5,250,000	5,250,000
ULT GO Bonds Series 2023A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.90%		01/05/24	3,000,000	3,000,000
ULT GO Bonds Series 2023A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.91%		01/05/24	3,105,000	3,105,000
Lancaster ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.50%		02/15/24	100,000	99,843
Liberty Hill ISD
ULT GO Refunding Bonds Series 2022A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/24	825,000	825,646
LoveJoy ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.75%		02/15/24	100,000	99,872
Lower Colorado River Auth
Refunding RB (LCRA Transmission Services) Series 2023 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.90%		01/05/24	6,265,000	6,265,000
Transmission Contract Revenue CP (LOC: STATE STREET BANK AND TRUST COMPANY; JPMORGAN CHASE BANK NA)		3.70%		04/16/24	7,723,000	7,723,000
Lower Neches Valley Auth
RB (ExxonMobil) Series 2012	(d)	4.00%		01/02/24	550,000	550,000
Lower Neches Valley Auth Industrial Development Corp
Exempt Facilities Refunding RB (ExxonMobil) Series 2001A	(d)	3.95%		01/02/24	865,000	865,000
RB (ExxonMobil) Series 2010	(d)	4.00%		01/02/24	650,000	650,000
McKinney ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	1,075,000	1,077,020
ULT GO Refunding Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	200,000	200,208
North Lamar ISD
ULT GO Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	105,000	105,154
North Texas Municipal Water District
Water System RB Extendable CP		4.25%	02/07/24	08/30/24	18,000,000	18,000,000
Northwest ISD
ULT GO Refunding Bonds Series 2015B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	600,000	600,680
See financial notes
78Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Palestine ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	135,000	135,144
Panhandle Regional Housing Financial Corp
M/F Housing RB (Jason Ave Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	3.93%		01/05/24	12,685,000	12,685,000
Pflugerville ISD
ULT GO Bonds Series 2019A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.25%		02/15/24	100,000	99,814
Pharr-San Juan-Alamo ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/24	375,000	375,286
Plemons-Stinnett-Phillips Consolidated ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	425,000	425,656
Port of Port Arthur Navigation District
Exempt Facilities RB (Total USA) Series 2011	(d)	3.95%		01/05/24	28,315,000	28,315,000
Exempt Facilities RB (Total USA) Series 2012	(d)	4.20%		01/05/24	16,000,000	16,000,000
Exempt Facilities RB (Total USA) Series 2012A	(d)	3.95%		01/05/24	10,000,000	10,000,000
Exempt Facilities RB (Total USA) Series 2012B	(d)	3.95%		01/05/24	4,000,000	4,000,000
Princeton ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.89%		01/05/24	6,250,000	6,250,000
Red Oak ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.90%		01/05/24	3,380,000	3,380,000
Richardson ISD
ULT GO Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	265,000	265,383
Rockwall ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	100,000	100,146
San Angelo ISD
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	465,000	465,539
San Antonio
Electric & Gas Systems Refunding RB Series 2012		5.25%		02/01/24	500,000	500,479
Electric & Gas Systems Refunding RB Series 2022		5.00%		02/01/24	930,000	930,706
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		3.90%		01/03/24	15,000,000	15,000,000
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		3.85%		02/07/24	5,000,000	5,000,000
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		3.80%		03/04/24	7,825,000	7,825,000
Water System Jr Lien Refunding RB Series 2023A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.90%		01/05/24	3,095,000	3,095,000
San Antonio Electric & Gas
Electric & Gas System Refunding RB Series 2023A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.90%		01/05/24	8,000,000	8,000,000
Electric & Gas Systems Refunding RB Series 2023A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.90%		01/05/24	3,325,000	3,325,000
San Antonio Housing Finance Corp
M/F Housing Mortgage RB (Artisan) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	3.93%		01/05/24	1,800,000	1,800,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report79

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Antonio ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.92%		01/05/24	9,225,000	9,225,000
San Augustine ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	100,000	100,107
San Benito Consolidated ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	100,000	100,107
Sealy ISD
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/24	170,000	169,983
Southwest ISD
ULT GO Refunding Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/24	305,000	305,261
Spring Branch ISD
LT Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/24	250,000	250,191
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/24	350,000	350,416
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.90%		01/05/24	2,260,000	2,260,000
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.90%		01/05/24	2,745,000	2,745,000
Hospital Refunding RB (Baylor Scott & White Health) Series 2019B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.90%	01/04/24	01/05/24	6,000,000	6,000,000
RB (CHRISTUS Health) Series 2018B (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.35%		01/02/24	3,425,000	3,425,000
RB (Christus Health) Series 2022A, 2018B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.90%		01/05/24	1,500,000	1,500,000
RB (Methodist Hospitals) Series 2008A (LOC: TD BANK NA)	(d)	4.00%		01/02/24	2,745,000	2,745,000
Refunding RB (CHRISTUS Health) Series 2008C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(d)	4.20%		01/05/24	7,000,000	7,000,000
Texas
GO Bonds Series 2010C (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.85%		01/05/24	3,380,000	3,380,000
GO Bonds Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.85%		01/05/24	4,675,000	4,675,000
GO Bonds Series 2016A		5.00%		04/01/24	245,000	245,583
Veterans Bonds Series 2012B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.85%		01/05/24	10,130,000	10,130,000
Veterans Bonds Series 2014A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	3.85%		01/05/24	6,570,000	6,570,000
Veterans Bonds Series 2016 (LIQ: TD BANK NA)	(d)	4.00%		01/05/24	14,235,000	14,235,000
Veterans Bonds Series 2019 (LIQ: JPMORGAN CHASE BANK NA)	(d)	4.30%		01/05/24	1,740,000	1,740,000
Veterans Bonds Series 2021 (LIQ: FEDERAL HOME LOAN BANKS)	(d)	3.80%		01/05/24	6,420,000	6,420,000
Veterans Bonds Series 2022 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(d)	3.80%		01/05/24	7,810,000	7,810,000
Texas A&M Univ
CP Series B		3.75%		02/02/24	2,000,000	2,000,000
See financial notes
80Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Texas Municipal Gas Acquisition & Supply Corp IV
Gas Supply RB Series 2023A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.92%		01/05/24	4,360,000	4,360,000
Texas Public Finance Auth
CP Series 2019		3.96%		01/18/24	8,000,000	8,000,000
Texas Transportation Commission
State Highway Fund 1st Tier RB Series 2014B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(d)	3.89%		01/05/24	13,000,000	13,000,000
Texas Water Dev Brd
State Water Implementation Fund RB Series 2022 (LIQ: CITIBANK NA)	(a)(b)(c)	3.90%		01/05/24	3,625,000	3,625,000
State Water Implementation Fund RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.90%		01/05/24	2,565,000	2,565,000
State Water Implementation Fund RB Series 2022 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.91%		01/05/24	5,000,000	5,000,000
Texas Water Development Board
State Water Implementation Fund RB Series 2021 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.90%		01/05/24	2,000,000	2,000,000
State Water Implementation Fund RB Series 2023A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.15%)	(a)(b)(c)	4.02%	01/04/24	01/05/24	2,560,000	2,560,000
State Water Implementation Fund RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.90%		01/05/24	2,600,000	2,600,000
Tomball ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	240,000	240,250
Univ of Texas
CP Notes Series A		3.60%		01/04/24	3,000,000	2,999,965
CP Notes Series A		3.18%		01/17/24	6,500,000	6,497,741
CP Notes Series A		3.50%		01/18/24	12,500,000	12,498,056
CP Notes Series A		3.85%		01/24/24	5,000,000	5,000,000
CP Notes Series A		3.45%		03/07/24	3,500,000	3,498,767
Financing System RB Series 2008B	(d)	3.71%		01/05/24	1,300,000	1,300,000
Revenue Financing CP Series A		3.70%		01/03/24	4,000,000	3,999,977
Revenue Financing CP Series A		3.75%		01/04/24	14,200,000	14,199,877
Revenue Financing CP Series A		3.75%		01/05/24	10,000,000	10,000,000
Revenue Financing CP Series A		3.90%		02/13/24	12,500,000	12,500,000
Revenue Financing CP Series A		3.62%		02/21/24	10,000,000	10,000,000
Revenue Financing CP Series A		3.67%		04/02/24	5,000,000	5,000,000
Revenue Financing System Bonds Series 2019B (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.55%		01/02/24	10,000,000	10,000,000
Waxahachie ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.91%		01/05/24	3,125,000	3,125,000
Wink Loving ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/24	100,000	100,113
Ysleta ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.90%		01/05/24	4,000,000	4,000,000
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.90%		01/05/24	4,335,000	4,335,000
						713,566,409
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report81

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UTAH 0.1%
Murray
Hospital RB (IHC Health Services) Series 2003C	(d)	4.00%		01/02/24	960,000	960,000
Utah Water Finance Agency
RB Series 2008B-1 (LIQ: JPMORGAN CHASE BANK NA)	(d)	3.85%		01/05/24	890,000	890,000
						1,850,000
VIRGINIA 1.6%
Albemarle Cnty Economic Development Auth
Hospital Facilities Refunding RB (Sentara Health) Series 2018A (LIQ: TD BANK NA)	(d)	3.85%		01/05/24	16,655,000	16,655,000
Hospital Facilities Refunding RB (Sentara Martha Jefferson) Series 2018B (LIQ: TD BANK NA)	(d)	4.00%		01/02/24	4,495,000	4,495,000
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2016C	(d)	3.95%		01/05/24	600,000	600,000
Health Care RB (Inova Health) Series 2018C	(d)	3.95%		01/05/24	500,000	500,000
Hampton Roads Transportation Accountability Commission
Sr Lien RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.90%		01/05/24	5,500,000	5,500,000
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2017B (LOC: TRUIST BANK)	(d)	4.10%		01/02/24	3,400,000	3,400,000
Norfolk Economic Development Auth
Health Care Facilities Refunding RB (Sentara Healthcare) Series 2012B (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.91%		01/05/24	4,000,000	4,000,000
Hospital Facilities RB (Sentara Health) Series 2016A	(d)	3.83%		01/05/24	9,400,000	9,400,000
Williamsburg Economic Development Auth
Housing RB (Provident Group Williamsburg Properties) Series 2023A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.90%		01/05/24	5,800,000	5,800,000
						50,350,000
WASHINGTON 1.5%
Central Puget Sound Regional Transit Auth
Sales & Motor Vehicle Tax RB Series 2016S1 (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	(a)(b)(c)	4.07%	01/04/24	05/01/24	5,860,000	5,860,000
King Cnty Sewer System
LT GO CP Series A		3.55%		01/18/24	16,600,000	16,600,000
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: ROYAL BANK OF CANADA)	(d)	3.92%		01/05/24	1,820,000	1,820,000
Washington
COP Series 2015C		5.00%		01/01/24	350,000	350,000
COP Series 2023A		5.00%		01/01/24	125,000	125,000
GO Bonds Series 2020C		5.00%		02/01/24	275,000	275,303
GO Bonds Series 2022C (LIQ: CITIBANK NA)	(a)(b)(c)	3.92%		01/05/24	5,300,000	5,300,000
GO Bonds Series 2024A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.90%		01/05/24	1,665,000	1,665,000
GO Refunding Bonds Series R-2020A		5.00%		01/01/24	450,000	450,000
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2022D		5.00%		07/01/24	300,000	301,436
Washington Health Care Facilities Auth
Health Care Facilities RB (Fred Hutchinson Cancer Ctr) Series 2020 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.91%		01/05/24	5,510,000	5,510,000
See financial notes
82Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Washington State Housing Finance Commission
M/F Housing RB (Redmond Ridge Apts) Series 2017 (LOC: FEDERAL HOME LOAN BANKS)	(d)	3.82%		01/05/24	7,440,000	7,440,000
M/F Housing RB (Urban Center Apts) Series 2012 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	3.80%		01/05/24	495,000	495,000
						46,191,739
WISCONSIN 2.2%
Wisconsin Health & Educational Facilities Auth
RB (Univ of Wisconsin Medical Fdn) Series 2000 (LOC: JPMORGAN CHASE BANK NA)	(d)	3.76%		01/05/24	1,200,000	1,200,000
Wisconsin Public Finance Auth
Health System Refunding RB (Cone Health) Series 2023C (LOC: TD BANK NA)	(d)	4.00%		01/02/24	30,000,000	30,000,000
Health System Refunding RB (Cone Health) Series 2023D (LOC: TRUIST BANK)	(d)	3.90%		01/05/24	15,270,000	15,270,000
Health System Refunding RB (Cone Health) Series 2023E (LOC: TRUIST BANK)	(d)	3.82%		01/05/24	22,790,000	22,790,000
						69,260,000
WYOMING 0.8%
Lincoln Cnty
Pollution Control Refunding RB (ExxonMobil) Series 2014	(d)	3.95%		01/02/24	25,900,000	25,900,000
MULTIPLE STATES 6.4%
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: JPMORGAN CHASE BANK NA)	(a)(d)	3.93%		01/05/24	2,400,000	2,400,000
Variable Rate Demand Preferred Shares Series 4 (LOC: SOCIETE GENERALE SA)	(a)(d)	3.93%		01/05/24	7,000,000	7,000,000
Variable Rate Demand Preferred Shares Series 5 (LOC: SOCIETE GENERALE SA)	(a)(d)	3.92%		01/05/24	51,800,000	51,800,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report83

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: TORONTO-DOMINION BANK/THE)	(a)(d)	3.92%		01/05/24	13,500,000	13,500,000
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	(a)(d)	3.92%		01/05/24	71,000,000	71,000,000
Variable Rate Demand Preferred Shares Series C (LOC: SOCIETE GENERALE SA)	(a)(d)	3.93%		01/05/24	55,500,000	55,500,000
						201,200,000
Total Municipal Securities (Cost $3,115,805,005)						3,115,805,005
Total Investments in Securities (Cost $3,115,805,005)						3,115,805,005

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,075,920,000 or 34.3% of net assets.

(b)	Variable rate security; rate shown is effective rate at period end.
(c)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(d)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

At December 31, 2023, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
84Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report

Schwab AMT Tax-Free Money Fund
Statement of Assets and Liabilities

As of December 31, 2023
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$3,115,805,005
Cash		45,240
Receivables:
Interest		18,625,414
Fund shares sold		12,492,752
Investments sold		8,626,059
Prepaid expenses	+	157,543
Total assets		3,155,752,013

Liabilities
Payables:
Fund shares redeemed		8,829,065
Distributions to shareholders		3,925,258
Investments bought		1,926,723
Investment adviser and administrator fees		333,838
Shareholder service fees		21,777
Independent trustees’ fees		131
Accrued expenses	+	285,623
Total liabilities		15,322,415
Net assets		$3,140,429,598

Net Assets by Source
Capital received from investors		$3,140,429,598
Net assets		$3,140,429,598

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$1,075,040,986		1,074,847,237		$1.00
Ultra Shares	$2,065,388,612		2,065,007,872		$1.00

See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Annual Report85

Schwab AMT Tax-Free Money Fund
Statement of Operations

For the period January 1, 2023 through December 31, 2023
Investment Income
Interest received from securities - unaffiliated		$77,833,891

Expenses
Investment adviser and administrator fees		4,413,248
Shareholder service fees:
Investor Shares		1,444,197
Registration fees		632,687
Portfolio accounting fees		110,846
Custodian fees		49,022
Independent trustees’ fees		40,966
Professional fees		34,299
Shareholder reports		14,552
Transfer agent fees		1,325
Other expenses	+	22,722
Total expenses		6,763,864
Expense reduction	–	899,231
Net expenses	–	5,864,633
Net investment income		71,969,258

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		74,351
Increase in net assets resulting from operations		$72,043,609
See financial notes
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Schwab AMT Tax-Free Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/23-12/31/23		1/1/22-12/31/22
Net investment income		$71,969,258	$14,431,708
Net realized gains (losses)	+	74,351	(31,178)
Increase in net assets from operations		$72,043,609	$14,400,530

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($28,727,531 )	($7,029,655 )
Ultra Shares	+	(43,284,907)	(7,402,053)
Total distributions		($72,012,438 )	($14,431,708 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		1,475,733,130	941,869,537
Ultra Shares	+	4,377,378,012	1,929,161,765
Total shares sold		5,853,111,142	2,871,031,302
Shares Reinvested
Investor Shares		20,329,843	5,055,816
Ultra Shares	+	30,855,164	5,277,727
Total shares reinvested		51,185,007	10,333,543
Shares Redeemed
Investor Shares		(1,296,350,073)	(714,918,844)
Ultra Shares	+	(3,309,897,947)	(1,128,703,265)
Total shares redeemed		(4,606,248,020)	(1,843,622,109)
Net transactions in fund shares		1,298,048,129	1,037,742,736

NET ASSETS
Beginning of period		$1,842,350,298	$804,638,740
Total increase	+	1,298,079,300	1,037,711,558
End of period		$3,140,429,598	$1,842,350,298

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund each offer two share classes: Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2023, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery and When-Issued Transactions: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the U.S. Securities and Exchange Commission (SEC) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.
On July 12, 2023, the SEC adopted amendments to the rules that govern money market funds under the 1940 Act (the “new rules”). The new rules are in response to stresses in fixed income markets at the onset of the COVID-19 pandemic in March 2020. Along with amendments related to liquidity thresholds, redemption fees and the removal of redemption gates, there are amendments that add reporting requirements for money market funds on Form N-CR and Form N-MFP. There are various compliance dates for the new rules with the compliance date for the new reporting requirements on Form N-CR and Form N-MFP set for June 11, 2024.  Schwab Money Funds have met the first set of compliance deadlines and are well prepared to meet those that are upcoming.
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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

 3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	SCHWAB MUNICIPAL MONEY FUND	SCHWAB AMT TAX-FREE MONEY FUND
% of total assets in securities with credit enhancements or liquidity enhancements	71%	75%
% of total assets in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution	12%	11%

	(JPMorgan Chase Bank NA)	(JPMorgan Chase Bank NA)
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit "LOC," guaranty "GTY" and/or liquidity agreement "LIQ," respectively, along with the institution providing the enhancement.

4. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and a fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also could be low or even negative. In addition, a fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

4. Risk Factors (continued):
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause a fund to lose money or underperform. A fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.

Government Securities Risk. U.S. government securities include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective.  A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
State and Regional Risk. State and regional factors could affect a fund’s performance.  To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate.  National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

4. Risk Factors (continued):
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets.  Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price.  In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Regulation Risk. The SEC and other regulatory agencies continue to review the regulation of money market funds. As of the date of this shareholder report, the SEC has proposed amendments to the rules that govern money market funds. These proposed amendments, if implemented, may affect the fund’s investment strategies, performance, yield, expenses, operations and continued viability.
Money Market Fund Risk. The funds are not designed to offer capital appreciation.  In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
SHAREHOLDER SERVICING FEE
Investor Shares	0.15%
Ultra Shares	n/a
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with each fund, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) as follows:
	SCHWAB MUNICIPAL MONEY FUND	SCHWAB AMT TAX-FREE MONEY FUND
Investor Shares	0.34%	0.34%
Ultra Shares	0.19%	0.19%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2023, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab Municipal Money Fund	$329,388,618	$196,697,246	$0
Schwab AMT Tax-Free Money Fund	136,557,160	58,655,806	0

Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 28, 2023. On September 28, 2023, the Syndicated Credit Facility was amended to run for a new 364 day period with the credit line amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

7. Borrowing from Banks (continued):
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 28, 2023. On September 28, 2023, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
As of December 31, 2023, the tax basis cost of the funds’ investments were as follows:
TAX COST
Schwab Municipal Money Fund	$16,359,253,972
Schwab AMT Tax-Free Money Fund	3,115,805,005

As of December 31, 2023, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED TAX-EXEMPT INCOME	TOTAL
Schwab Municipal Money Fund	$171	$171
Schwab AMT Tax-Free Money Fund	—	—
As of December, 31, 2023, the funds had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
For the fiscal year ended December 31, 2023, the funds had capital loss carryforwards utilized as follows:

Schwab Municipal Money Fund	$—
Schwab AMT Tax-Free Money Fund	31,178
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS			PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Municipal Money Fund	$460,040,909	$13,912,255	$—	$128,465,056	$2,916,837	$145,000
Schwab AMT Tax-Free Money Fund	70,593,532	1,375,726	43,180	14,095,668	336,040	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

8. Federal Income Taxes (continued):
As of December 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended December 31, 2023, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (the “Funds”), two of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting The Charles Schwab Family of Funds as of December 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 16, 2024
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Other Federal Tax Information (unaudited)

The funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends under Internal Revenue Code section 852(b)(5) for the fiscal year ended December 31, 2023:

Schwab Municipal Money Fund	97.11%
Schwab AMT Tax-Free Money Fund	98.09%
Under section 852(b)(3)(C) of the Internal Revenue Code, the funds designate the following amounts as long-term capital gain dividends for the fiscal year ended December 31, 2023:
Schwab Municipal Money Fund	$84,542
Schwab AMT Tax-Free Money Fund	43,180
For the fiscal year ended December 31, 2023, the funds designate the following percentage of dividend income as business interest income under section 163(j) of the Internal Revenue Code:

Schwab Municipal Money Fund	98.43%
Schwab AMT Tax-Free Money Fund	99.63%

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Co-Chairman of the
Board (July 2022 – present) and Director (Apr. 2006 – present), Charles
Schwab Bank, SSB; Co-Chairman of the Board (July 2022 – present) and
Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB;
Co-Chairman of the Board (July 2022 – present) and Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Manager
(Sept. 2023 – present), TD Ameritrade Holding LLC; Director
(Oct. 2020 – Aug. 2023), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment
Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), President (Oct. 2023 – present), (Chief
Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and
President (Oct. 2022 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive
Officer (Sept. 2023 – present), President (Oct. 2023 – present), Chief Investment Officer
(June 2011 – present) and Vice President (June 2011 – Sept. 2023), Schwab Funds, Laudus
Trust and Schwab ETFs.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present), Chief Operating Officer (Oct. 2023 – present), Managing
Director (Mar. 2023 – present) and Vice President (Oct. 2013 – Mar. 2023), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director
(May 2022 – present) and Vice President (Apr. 2022 – May 2022), Charles Schwab & Co., Inc.

Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Chief Investment Officer (Oct. 2023 – present) and Vice President (Feb. 2018 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present),
Chief Investment Officer (Oct. 2023 – present), and Senior Vice President
(Oct. 2012 – Mar. 2023), Charles Schwab Investment Management, Inc.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Senior Vice President (Jan. 2020 – Mar. 2023) and
Chief Investment Officer (Jan. 2020 – present) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present), Managing Director (Mar. 2023 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (Aug. 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity See weighted average maturity.
effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
guaranty (GTY) An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
letter of credit (LOC) An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
liquidity (LIQ) A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset,
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demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2024 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares if the Fund’s Board determines that the fee is in the best interests of the Fund. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR26568-21
00294942

Annual Report | December 31, 2023
Schwab Retirement Government Money Fund

No Action Required – Notice Regarding Shareholder Report Delivery
Beginning on July 24, 2024, fund shareholder reports will be streamlined to highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will not appear in the streamlined shareholder reports but will available online and delivered free of charge upon request.

• If you already receive the full shareholder reports, you will receive the streamlined shareholder reports in the same way that you currently receive the full shareholder reports (either in paper or electronically).

• If you currently receive a notification when a shareholder report is available on a fund’s website, beginning July 24, 2024, you will begin to receive the streamlined shareholder report (in paper).

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
1Schwab Retirement Government Money Fund | Annual Report

Schwab Retirement Government Money Fund
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management,
leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds and has overall responsibility for all aspects of the management of the fund. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2011, Ms. Paschen held a number of positions at
American Century Investments. She was most recently a portfolio manager and, from 2000 to 2003, worked as a fixed-income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2016, Ms. Perret-Gentil worked at Freddie Mac for
15 years, most recently as a senior portfolio manager where she managed and executed trades for a fixed-income strategy. Prior to that role, she served as a portfolio manager performing fixed-income analysis, a senior research analyst for investor and dealer relations, a senior securities operations analyst in loan and securities operations, and a lead mortgage securities operations specialist. She also worked at Merrill Lynch for a year as a senior specialist in fixed-income global banking and investments.

Schwab Retirement Government Money Fund | Annual Report2

Schwab Retirement Government Money Fund

The Schwab Retirement Government Money Fund’s (the fund) goal is to seek current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies, or instrumentalities, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies, or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2023, demand for money market funds remained strong. In its efforts to lower inflation, the Fed raised interest rates four times between January and July, increasing the federal funds rate from a range of 4.25% to 4.50% to a range of 5.25% to 5.50%. The Fed cited strong economic activity and low unemployment along with the potential risks from tighter financial and credit conditions for households and businesses as justification for keeping the federal funds rate unchanged later in the year. The Fed also maintained its program to reduce the assets held on its balance sheet, though its balance sheet temporarily spiked in March when the Fed supported banks after the failure of two U.S. regional banks (a third U.S. regional bank failed in early May). Despite that spike, the Fed’s balance sheet assets declined over the reporting period.
In January, the U.S. Treasury hit the debt limit and began operating under “extraordinary measures.” During the lead-up to debt-ceiling negotiations, the supply of U.S. Treasury bills declined, and short-term U.S. Treasury bills with maturities that could potentially be affected by a technical default became more volatile. Supply subsequently increased once a debt ceiling agreement was reached in early June. Through it all, the Fed’s Overnight Reverse Repurchase Agreement Facility ensured there was no shortage of supply despite the swings in U.S. Treasury bill issuance.
Central banks outside the United States battled with persistently high inflation. Both the European Central Bank and the Bank of England raised their key policy rates multiple times over the year—six times for the European Central Bank and five times for the Bank of England—before holding rates steady beginning at their October and September meetings, respectively, as inflation and pricing pressures finally showed signs of easing. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but maintained its pledge to ramp up stimulus “without hesitation” if needed.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while continuing its rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. Over the reporting period, the fund experienced a significant increase in assets in response to attractive money market fund yields. As the year progressed, inflation moderated, expectations of future rate hikes diminished, and the potential for rate cuts in 2024 grew. To lock in higher yields before the Fed potentially begins cutting rates, the fund’s weighted average maturity (WAM) was extended, beginning the reporting period at 21 days and ending it at 33 days.

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	33 Days

Management views and portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
3Schwab Retirement Government Money Fund | Annual Report

Schwab Retirement Government Money Fund
Performance and Fund Facts as of December 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Retirement Government Money Fund
Ticker Symbol	SNRXX
Minimum Initial Investment[1]	$1,000,000
Seven-Day Yield (with waivers)[2]	5.25%
Seven-Day Yield (without waivers)[2]	5.23%
Seven-Day Effective Yield (with waivers)[2]	5.39%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
Schwab Retirement Government Money Fund | Annual Report4

Schwab Retirement Government Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2023 and held through December 31, 2023.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 7/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/23	EXPENSES PAID DURING PERIOD 7/1/23-12/31/23 [2]
Schwab Retirement Government Money Fund
Actual Return	0.19%	$1,000.00	$1,026.40	$0.97
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.25	$0.97

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days in the period, and divided by
365 days in the fiscal year.

5Schwab Retirement Government Money Fund | Annual Report

Schwab Retirement Government Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.05	0.01	0.00 [2]	0.00 [2]	0.02
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—
Total from investment operations	0.05	0.01	0.00 [2]	0.00 [2]	0.02
Less distributions:
Distributions from net investment income	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	—
Total distributions	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.97%	1.47%	0.01%	0.40%	2.07%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%	0.17%[3,4]	0.07%[4]	0.18%[4]	0.19%
Gross operating expenses	0.21%	0.21%[3]	0.21%	0.31%	0.35%
Net investment income (loss)	4.87%	1.50%	0.01%	0.38%	2.01%
Net assets, end of period (x 1,000,000)	$1,947	$1,661	$1,610	$1,804	$2,072

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Retirement Government Money Fund | Annual Report6

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 24.1% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
(EFFR + 0.06%)	(a)	5.39%	01/02/24	06/24/24	2,100,000	2,100,000
(SOFR + 0.09%)	(a)	5.49%	01/02/24	07/01/24	4,000,000	4,000,000
		5.40%		07/11/24	2,600,000	2,529,372
(SOFR + 0.08%)	(a)	5.48%	01/02/24	07/22/24	2,000,000	1,999,653
(SOFR + 0.10%)	(a)	5.50%	01/02/24	08/08/24	600,000	600,000
		5.32%		08/12/24	1,700,000	1,646,084
		3.38%		08/26/24	5,800,000	5,725,401
		5.04%		09/17/24	3,400,000	3,281,364
		5.50%		09/20/24	1,400,000	1,346,916
(SOFR + 0.18%)	(a)	5.58%	01/02/24	10/16/24	5,400,000	5,400,974
(SOFR + 0.13%)	(a)	5.53%	01/02/24	11/01/24	5,100,000	5,100,000
(SOFR + 0.14%)	(a)	5.54%	01/02/24	11/07/24	2,100,000	2,100,000
		0.88%		11/18/24	2,600,000	2,505,019
		4.95%		12/17/24	1,700,000	1,622,154
(SOFR + 0.11%)	(a)	5.51%	01/02/24	12/26/24	4,700,000	4,698,216
(SOFR + 0.15%)	(a)	5.55%	01/02/24	01/03/25	1,800,000	1,800,000
(SOFR + 0.12%)	(a)	5.52%	01/02/24	01/21/25	6,600,000	6,600,000
(SOFR + 0.17%)	(a)	5.57%	01/02/24	01/23/25	1,600,000	1,600,000
(SOFR + 0.13%)	(a)	5.53%	01/02/24	03/07/25	3,000,000	3,000,000
(SOFR + 0.14%)	(a)	5.54%	01/02/24	04/21/25	3,600,000	3,600,000
(SOFR + 0.15%)	(a)	5.55%	01/02/24	04/28/25	2,800,000	2,800,000
(SOFR + 0.16%)	(a)	5.56%	01/02/24	05/02/25	9,300,000	9,300,000
(SOFR + 0.16%)	(a)	5.56%	01/02/24	05/15/25	900,000	900,000
(SOFR + 0.13%)	(a)	5.53%	01/02/24	05/20/25	5,100,000	5,100,000
(SOFR + 0.15%)	(a)	5.55%	01/02/24	05/27/25	1,500,000	1,500,000
(SOFR + 0.17%)	(a)	5.57%	01/02/24	06/02/25	5,600,000	5,600,000
(EFFR + 0.14%)	(a)	5.47%	01/02/24	06/11/25	5,500,000	5,500,000
(SOFR + 0.14%)	(a)	5.54%	01/02/24	06/24/25	3,200,000	3,200,000
(3 mo. US TBILL + 0.16%)	(a)	5.49%	01/03/24	06/30/25	5,600,000	5,600,000
(SOFR + 0.17%)	(a)	5.56%	01/02/24	06/30/25	5,200,000	5,200,000
(3 mo. US TBILL + 0.18%)	(a)	5.51%	01/03/24	07/17/25	5,700,000	5,700,000
(SOFR + 0.16%)	(a)	5.56%	01/02/24	07/21/25	1,100,000	1,100,000
(EFFR + 0.14%)	(a)	5.47%	01/02/24	08/20/25	2,900,000	2,900,000
(EFFR + 0.13%)	(a)	5.46%	01/02/24	09/15/25	3,400,000	3,400,000
(EFFR + 0.15%)	(a)	5.48%	01/02/24	09/26/25	2,000,000	2,000,000
See financial notes
7Schwab Retirement Government Money Fund | Annual Report

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.16%)	(a)	5.56%	01/02/24	10/06/25	2,400,000	2,399,809
(SOFR + 0.16%)	(a)	5.56%	01/02/24	10/17/25	3,500,000	3,500,000
(SOFR + 0.13%)	(a)	5.53%	01/02/24	10/21/25	6,800,000	6,800,000
(SOFR + 0.16%)	(a)	5.56%	01/02/24	11/14/25	6,000,000	6,000,000
(SOFR + 0.16%)	(a)	5.56%	01/02/24	11/28/25	1,000,000	1,000,000
(SOFR + 0.15%)	(a)	5.55%	01/02/24	12/15/25	500,000	500,000
FEDERAL HOME LOAN BANKS
		5.43%		01/22/24	8,400,000	8,375,173
		5.00%		01/26/24	2,000,000	2,000,000
(SOFR + 0.05%)	(a)	5.45%	01/02/24	02/02/24	1,700,000	1,700,000
		5.50%		02/02/24	3,700,000	3,700,000
		4.80%		02/06/24	7,100,000	7,100,000
		5.00%		02/09/24	6,100,000	6,100,000
		5.02%		02/09/24	4,000,000	3,979,818
		5.44%		02/21/24	1,000,000	992,583
(SOFR + 0.05%)	(a)	5.45%	01/02/24	02/22/24	8,700,000	8,700,000
		5.45%		03/04/24	9,000,000	8,917,617
(SOFR + 0.05%)	(a)	5.45%	01/02/24	03/04/24	5,200,000	5,200,000
		5.41%		03/08/24	9,200,000	9,200,000
(SOFR + 0.05%)	(a)	5.45%	01/02/24	03/18/24	5,400,000	5,400,000
		5.32%		03/20/24	6,900,000	6,821,587
(SOFR + 0.05%)	(a)	5.45%	01/02/24	03/25/24	5,200,000	5,200,000
		5.35%		04/01/24	18,500,000	18,256,910
		5.42%		04/12/24	4,600,000	4,600,000
		5.13%		04/17/24	2,900,000	2,900,000
		5.30%		04/19/24	2,000,000	2,000,000
		5.34%		04/26/24	5,800,000	5,796,242
		5.45%		05/03/24	5,100,000	5,008,398
		5.30%		05/22/24	1,500,000	1,500,000
		5.48%		05/24/24	3,500,000	3,426,315
		5.23%		05/28/24	4,800,000	4,800,000
		5.36%		06/07/24	6,800,000	6,798,298
		4.88%		06/14/24	600,000	598,414
(SOFR + 0.03%)	(a)	5.43%	01/02/24	06/24/24	4,200,000	4,200,000
(SOFR + 0.06%)	(a)	5.46%	01/02/24	06/24/24	7,800,000	7,800,000
		3.00%		07/08/24	3,400,000	3,359,139
		5.44%		07/11/24	900,000	875,361
		5.31%		07/12/24	6,900,000	6,711,216
		5.51%		07/12/24	4,600,000	4,600,000
		5.10%		07/22/24	5,100,000	4,958,491
(SOFR + 0.10%)	(a)	5.50%	01/02/24	07/26/24	5,200,000	5,200,000
		5.56%		07/29/24	3,700,000	3,700,000
		5.45%		08/13/24	5,400,000	5,400,000
		1.50%		08/15/24	2,100,000	2,051,093
		5.31%		08/15/24	3,400,000	3,290,930
		5.58%		08/19/24	5,500,000	5,500,000
(SOFR + 0.10%)	(a)	5.50%	01/02/24	09/04/24	4,000,000	4,000,000
		5.58%		09/04/24	3,700,000	3,700,000
		2.88%		09/13/24	2,200,000	2,160,963
		4.88%		09/13/24	3,800,000	3,789,847
See financial notes
Schwab Retirement Government Money Fund | Annual Report8

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		5.46%		09/27/24	4,300,000	4,133,242
		4.50%		10/03/24	3,400,000	3,376,289
		5.40%		10/10/24	2,600,000	2,600,000
		5.19%		10/30/24	3,400,000	3,399,404
		5.28%		11/01/24	8,600,000	8,597,607
		5.71%		11/15/24	8,700,000	8,700,000
		4.97%		11/18/24	5,640,000	5,401,123
(SOFR + 0.12%)	(a)	5.52%	01/02/24	11/18/24	2,800,000	2,800,000
		2.75%		12/13/24	1,000,000	979,850
		5.50%		01/08/25	1,700,000	1,700,000
(SOFR + 0.14%)	(a)	5.54%	01/02/24	04/21/25	2,700,000	2,700,000
(SOFR + 0.12%)	(a)	5.52%	01/02/24	05/01/25	2,900,000	2,900,000
(SOFR + 0.14%)	(a)	5.54%	01/02/24	05/14/25	5,500,000	5,500,000
(SOFR + 0.14%)	(a)	5.54%	01/02/24	05/19/25	9,500,000	9,500,000
(SOFR + 0.12%)	(a)	5.52%	01/02/24	06/16/25	8,600,000	8,600,000
(SOFR + 0.14%)	(a)	5.54%	01/02/24	06/17/25	9,000,000	9,000,000
(SOFR + 0.16%)	(a)	5.56%	01/02/24	07/28/25	3,700,000	3,700,000
(SOFR + 0.16%)	(a)	5.56%	01/02/24	08/22/25	5,400,000	5,400,000
(SOFR + 0.19%)	(a)	5.59%	01/02/24	10/24/25	3,500,000	3,500,000
(SOFR + 0.19%)	(a)	5.59%	01/02/24	10/30/25	1,700,000	1,700,000
(SOFR + 0.20%)	(a)	5.60%	01/02/24	11/14/25	3,400,000	3,400,000
(SOFR + 0.21%)	(a)	5.61%	01/02/24	12/26/25	3,400,000	3,400,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION
		5.20%		04/19/24	3,900,000	3,900,000
		5.17%		05/22/24	1,500,000	1,500,000
		1.75%		07/02/24	2,600,000	2,554,196
		5.66%		08/09/24	5,100,000	5,100,000
		2.63%		09/06/24	3,100,000	3,041,343
Total U.S. Government Agency Debt (Cost $468,706,411)						468,706,411

U.S. TREASURY DEBT 6.6% OF NET ASSETS
UNITED STATES TREASURY
		5.44%		01/11/24	2,800,000	2,796,243
		5.45%		02/06/24	2,800,000	2,785,436
		5.47%		02/13/24	2,800,000	2,782,464
		2.25%		04/30/24	7,300,000	7,227,602
		2.50%		04/30/24	10,800,000	10,698,508
		0.25%		05/15/24	3,000,000	2,944,838
		0.25%		06/15/24	6,200,000	6,060,799
		1.75%		07/31/24	3,000,000	2,936,728
		3.00%		07/31/24	4,200,000	4,142,926
		0.38%		08/15/24	5,100,000	4,949,068
		0.38%		09/15/24	5,300,000	5,125,077
		2.13%		09/30/24	5,000,000	4,889,629
		0.63%		10/15/24	3,000,000	2,896,045
		1.50%		10/31/24	400,000	388,153
		0.75%		11/15/24	6,300,000	6,067,163
		2.25%		11/15/24	1,500,000	1,463,344
See financial notes
9Schwab Retirement Government Money Fund | Annual Report

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.50%		11/30/24	5,400,000	5,238,303
		2.25%		12/31/24	3,100,000	3,020,956
(3 mo. US TBILL + 0.20%)	(a)	5.53%	01/02/24	01/31/25	16,400,000	16,416,394
(3 mo. US TBILL + 0.17%)	(a)	5.50%	01/02/24	04/30/25	11,600,000	11,607,085
(3 mo. US TBILL + 0.13%)	(a)	5.46%	01/02/24	07/31/25	13,600,000	13,592,538
(3 mo. US TBILL + 0.17%)	(a)	5.50%	01/02/24	10/31/25	11,500,000	11,486,970
Total U.S. Treasury Debt (Cost $129,516,269)						129,516,269

VARIABLE RATE DEMAND NOTES 0.4% OF NET ASSETS
BRIDGE WF II PARKWAY CLUB LLC
TAXABLE M/F HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(b)	5.46%		01/05/24	3,100,000	3,100,000
GINA RISTOW BELLING 2022
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(b)	5.45%		01/05/24	900,000	900,000
RIVERSIDE HOME LENDING
TAXABLE S/F RENTAL HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(b)	5.46%		01/05/24	4,200,000	4,200,000
Total Variable Rate Demand Notes (Cost $8,200,000)						8,200,000

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 69.3% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 35.3%
BANCO SANTANDER SA
Issued 12/29/23, repurchase date 01/02/24		5.33%		01/02/24	3,001,777	3,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,090,000, 3.50%, due 02/01/50)
BANK OF MONTREAL
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	6,003,560	6,000,000
(Collateralized by U.S. Government Agency Securities valued at $6,183,668, 3.00%, due 04/20/52)
BARCLAYS BANK PLC
Issued 12/26/23, repurchase date 01/02/24		5.32%		01/02/24	3,003,103	3,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,093,197, 5.50%, due 06/20/53)
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	4,002,373	4,000,000
(Collateralized by U.S. Government Agency Securities valued at $4,122,445, 5.50%, due 06/20/53)
BNP PARIBAS SA
Issued 12/14/23, repurchase date 02/01/24		5.33%		01/05/24	20,065,144	20,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $20,732,902, 0.00% - 7.00%, due 04/15/24 - 11/20/53)
See financial notes
Schwab Retirement Government Money Fund | Annual Report10

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BOFA SECURITIES INC
Issued 12/29/23, repurchase date 01/02/24		5.35%		01/02/24	2,001,189	2,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,057,509, 0.00% - 4.97%, due 03/19/24 - 02/20/62)
Issued 12/29/23, repurchase date 01/02/24		5.35%		01/02/24	11,006,539	11,000,000
(Collateralized by U.S. Treasury Securities valued at $11,220,015, 1.38%, due 08/15/50)
Issued 11/02/23, repurchase date 01/02/24		5.40%		01/02/24	22,201,300	22,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $22,621,371, 1.25% - 6.50%, due 11/15/41 - 02/20/66)
Issued 10/26/23, repurchase date 01/25/24		5.43%		01/05/24	13,139,219	13,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $13,261,605, 1.75% - 5.50%, due 09/30/25 - 09/25/41)
Issued 09/28/23, repurchase date 02/28/24	(a)	5.47%	01/02/24	01/05/24	3,045,128	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,060,052, 4.13%, due 07/31/28) (SOFR + 0.07%)
Issued 10/16/23, repurchase date 04/16/24		5.61%		04/16/24	17,484,798	17,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $17,437,689, 0.63% - 3.00%, due 12/31/27 - 09/25/51)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	2,001,187	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,060,000, 2.07% - 5.43%, due 06/01/36 - 03/01/53)
Issued 11/30/23, repurchase date 02/29/24		5.34%		01/05/24	6,032,040	6,000,000
(Collateralized by U.S. Government Agency Securities valued at $6,180,000, 2.00% - 6.50%, due 02/01/42 - 12/01/53)
Issued 12/04/23, repurchase date 04/04/24		5.34%		01/05/24	12,056,960	12,000,000
(Collateralized by U.S. Government Agency Securities valued at $12,360,000, 2.00% - 5.00%, due 06/01/51 - 07/20/53)
Issued 12/13/23, repurchase date 03/13/24		5.34%		01/05/24	17,057,998	17,000,000
(Collateralized by U.S. Government Agency Securities valued at $17,510,000, 3.00% - 6.50%, due 12/01/51 - 08/01/53)
Issued 12/14/23, repurchase date 03/21/24		5.34%		01/05/24	7,022,843	7,000,000
(Collateralized by U.S. Government Agency Securities valued at $7,210,000, 2.00% - 7.50%, due 06/01/28 - 12/20/67)
Issued 11/20/23, repurchase date 01/22/24		5.36%		01/05/24	22,150,676	22,000,000
(Collateralized by U.S. Government Agency Securities valued at $22,660,000, 2.00% - 6.50%, due 06/01/51 - 10/01/53)
Issued 11/20/23, repurchase date 02/20/24		5.37%		01/05/24	2,013,723	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,060,000, 3.00% - 7.00%, due 11/01/51 - 08/01/53)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	10,005,933	10,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $10,399,554, 0.00% - 7.00%, due 01/30/24 - 10/01/53)
See financial notes
11Schwab Retirement Government Money Fund | Annual Report

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
FICC - BANK OF NEW YORK
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	33,019,580	33,000,000
(Collateralized by U.S. Government Agency Securities valued at $33,990,000, 2.00% - 7.00%, due 08/01/37 - 09/01/53)
GOLDMAN SACHS & CO LLC
Issued 12/26/23, repurchase date 01/02/24		5.32%		01/02/24	85,087,928	85,000,000
(Collateralized by U.S. Government Agency Securities valued at $86,700,001, 3.50%, due 07/01/49)
Issued 12/26/23, repurchase date 01/02/24		5.32%		01/02/24	16,016,551	16,000,000
(Collateralized by U.S. Government Agency Securities valued at $16,471,403, 2.00% - 6.53%, due 08/01/26 - 01/01/57)
Issued 12/27/23, repurchase date 01/03/24		5.34%		01/03/24	50,051,917	50,000,000
(Collateralized by U.S. Government Agency Securities valued at $51,000,000, 2.00% - 7.00%, due 05/01/31 - 12/01/53)
Issued 12/28/23, repurchase date 01/04/24		5.37%		01/04/24	18,018,795	18,000,000
(Collateralized by U.S. Government Agency Securities valued at $18,360,000, 3.50% - 6.50%, due 05/20/42 - 08/15/58)
Issued 12/29/23, repurchase date 01/05/24		5.34%		01/05/24	40,041,533	40,000,000
(Collateralized by U.S. Government Agency Securities valued at $41,025,691, 2.50% - 6.53%, due 10/01/43 - 12/20/53)
JP MORGAN SECURITIES LLC
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	43,025,513	43,000,000
(Collateralized by U.S. Government Agency Securities valued at $44,290,001, 2.00% - 6.50%, due 02/20/26 - 06/20/63)
Issued 09/29/23, repurchase date 04/05/24	(a)	5.55%	01/02/24	04/02/24	18,516,150	18,000,000
(Collateralized by U.S. Government Agency Securities valued at $18,540,001, 0.00% - 4.00%, due 10/15/35 - 11/20/40) (SOFR + 0.15%)
Issued 12/19/23, repurchase date 06/26/24	(a)	5.55%	01/02/24	04/02/24	15,242,813	15,000,000
(Collateralized by U.S. Government Agency Securities valued at $15,450,002, 3.50%, due 05/20/50) (SOFR + 0.15%)
MIZUHO SECURITIES USA LLC
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	4,002,373	4,000,000
(Collateralized by U.S. Treasury Securities valued at $4,080,081, 3.63%, due 05/15/53)
NOMURA SECURITIES INTERNATIONAL INC
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	3,001,780	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,060,774, 4.75%, due 11/15/53)
RBC DOMINION SECURITIES INC
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	23,013,647	23,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $23,644,005, 2.50% - 7.00%, due 05/31/27 - 11/01/53)
Issued 12/14/23, repurchase date 02/01/24		5.33%		01/05/24	50,162,861	50,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $51,861,602, 0.50% - 7.00%, due 01/15/25 - 11/01/53)
See financial notes
Schwab Retirement Government Money Fund | Annual Report12

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
ROYAL BANK OF CANADA
Issued 12/14/23, repurchase date 03/21/24		5.35%		01/05/24	6,019,617	6,000,000
(Collateralized by U.S. Government Agency Securities valued at $6,270,005, 6.50% - 7.00%, due 09/01/53 - 12/01/53)
Issued 12/14/23, repurchase date 03/21/24		5.35%		01/05/24	92,300,789	92,000,000
(Collateralized by U.S. Government Agency Securities valued at $96,140,074, 1.71% - 7.00%, due 02/25/26 - 07/01/60)
TRUIST BANK
Issued 12/29/23, repurchase date 01/02/24		5.32%		01/02/24	9,005,320	9,000,000
(Collateralized by U.S. Government Agency Securities valued at $9,360,000, 1.00% - 1.25%, due 10/20/50)
WELLS FARGO SECURITIES LLC
Issued 12/08/23, repurchase date 01/12/24		5.34%		01/05/24	1,004,153	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,045,400, 3.50%, due 03/01/52)
						688,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 34.0%
BANCO SANTANDER SA
Issued 12/29/23, repurchase date 01/02/24		5.31%		01/02/24	3,001,770	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,060,027, 0.88% - 3.00%, due 01/15/29 - 05/15/47)
BARCLAYS BANK PLC
Issued 12/29/23, repurchase date 01/02/24		5.32%		01/02/24	3,001,773	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,061,852, 0.00%, due 04/25/24)
Issued 12/29/23, repurchase date 01/02/24		5.33%		01/02/24	17,425,936	17,415,622
(Collateralized by U.S. Treasury Securities valued at $17,774,518, 0.00%, due 01/11/24)
BOFA SECURITIES INC
Issued 11/02/23, repurchase date 01/02/24		5.38%		01/02/24	31,282,599	31,000,000
(Collateralized by U.S. Treasury Securities valued at $31,620,045, 1.38% - 4.63%, due 06/30/25 - 08/15/50)
Issued 09/28/23, repurchase date 02/14/24	(a)	5.44%	01/02/24	01/05/24	8,119,680	8,000,000
(Collateralized by U.S. Treasury Securities valued at $8,160,021, 1.13% - 4.75%, due 08/31/28 - 11/15/53) (SOFR + 0.04%)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 11/02/23, repurchase date 01/04/24		5.36%		01/04/24	5,046,900	5,000,000
(Collateralized by U.S. Treasury Securities valued at $5,100,070, 0.13% - 4.38%, due 10/15/24 - 08/15/53)
CITIGROUP GLOBAL MARKETS INC
Issued 12/26/23, repurchase date 01/02/24		5.32%		01/02/24	53,054,826	53,000,000
(Collateralized by U.S. Treasury Securities valued at $54,060,306, 0.13% - 4.00%, due 12/31/29 - 02/28/30)
Issued 12/29/23, repurchase date 01/02/24		5.33%		01/02/24	35,020,728	35,000,000
(Collateralized by U.S. Treasury Securities valued at $35,736,019, 1.25% - 3.63%, due 03/31/28 - 04/30/28)
See financial notes
13Schwab Retirement Government Money Fund | Annual Report

Schwab Retirement Government Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/29/23, repurchase date 01/02/24		5.30%		01/02/24	476,280,311	476,000,000
(Collateralized by U.S. Treasury Securities valued at $476,280,366, 1.13% - 3.13%, due 05/31/24 - 02/15/31)
FICC - BANK OF NEW YORK
Issued 12/29/23, repurchase date 01/02/24		5.33%		01/02/24	20,011,844	20,000,000
(Collateralized by U.S. Treasury Securities valued at $20,400,001, 3.88%, due 08/15/33)
MUFG SECURITIES AMERICAS INC
Issued 12/29/23, repurchase date 01/02/24		5.35%		01/02/24	10,005,944	10,000,000
(Collateralized by U.S. Treasury Securities valued at $10,200,001, 0.13% - 7.50%, due 11/15/24 - 05/15/48)
						661,415,622
Total Repurchase Agreements (Cost $1,349,415,622)						1,349,415,622
Total Investments in Securities (Cost $1,955,838,302)						1,955,838,302

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

At December 31, 2023, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Retirement Government Money Fund | Annual Report14

Schwab Retirement Government Money Fund
Statement of Assets and Liabilities

As of December 31, 2023
Assets
Investments in securities, at cost and value - unaffiliated (Note 2a)		$606,422,680
Repurchase agreements, at cost and value — unaffiliated (Note 2a)		1,349,415,622
Receivables:
Interest		7,113,773
Fund shares sold		1,793,912
Prepaid expenses	+	14,214
Total assets		1,964,760,201

Liabilities
Payables:
Fund shares redeemed		9,156,955
Distributions to shareholders		8,037,293
Investment adviser and administrator fees		289,534
Independent trustees’ fees		129
Accrued expenses	+	134,127
Total liabilities		17,618,038
Net assets		$1,947,142,163

Net Assets by Source
Capital received from investors		$1,947,142,151
Total distributable earnings	+	12
Net assets		$1,947,142,163

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,947,142,163		1,947,139,943		$1.00

See financial notes
15Schwab Retirement Government Money Fund | Annual Report

Schwab Retirement Government Money Fund
Statement of Operations

For the period January 1, 2023 through December 31, 2023
Investment Income
Interest received from securities - unaffiliated		$91,697,455

Expenses
Investment adviser and administrator fees		3,434,499
Portfolio accounting fees		82,561
Registration fees		73,522
Professional fees		42,245
Independent trustees’ fees		40,685
Custodian fees		40,491
Shareholder reports		10,364
Transfer agent fees		1,339
Other expenses	+	14,152
Total expenses		3,739,858
Expense reduction	–	305,359
Net expenses	–	3,434,499
Net investment income		88,262,956

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		15,244
Increase in net assets resulting from operations		$88,278,200
See financial notes
Schwab Retirement Government Money Fund | Annual Report16

Schwab Retirement Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/23-12/31/23		1/1/22-12/31/22
Net investment income		$88,262,956	$24,400,964
Net realized gains	+	15,244	2,857
Increase in net assets from operations		$88,278,200	$24,403,821

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($88,277,273 )	($24,403,718 )

TRANSACTIONS IN FUND SHARES*
Shares sold		609,494,467	378,677,884
Shares reinvested		33,322,800	9,224,750
Shares redeemed	+	(356,730,840)	(337,326,894)
Net transactions in fund shares		286,086,427	50,575,740

NET ASSETS
Beginning of period		$1,661,054,809	$1,610,478,966
Total increase	+	286,087,354	50,575,843
End of period		$1,947,142,163	$1,661,054,809

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
17Schwab Retirement Government Money Fund | Annual Report

Schwab Retirement Government Money Fund
Financial Notes

1. Business Structure of the Fund:
Schwab Retirement Government Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Retirement Government Money Fund offers one share class.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
Schwab Retirement Government Money Fund | Annual Report18

Schwab Retirement Government Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs), and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2023, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2023, the fund had investments in repurchase agreements with a gross value of $1,349,415,622 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery and When-Issued Transactions: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the fund.
19Schwab Retirement Government Money Fund | Annual Report

Schwab Retirement Government Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the U.S. Securities and Exchange Commission (SEC) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.
On July 12, 2023, the SEC adopted amendments to the rules that govern money market funds under the 1940 Act (the “new rules”). The new rules are in response to stresses in fixed income markets at the onset of the COVID-19 pandemic in March 2020. Along with amendments related to liquidity thresholds, redemption fees and the removal of redemption gates, there are amendments that
Schwab Retirement Government Money Fund | Annual Report20

Schwab Retirement Government Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
add reporting requirements for money market funds on Form N-CR and Form N-MFP. There are various compliance dates for the new rules with the compliance date for the new reporting requirements on Form N-CR and Form N-MFP set for June 11, 2024.  Schwab Money Funds have met the first set of compliance deadlines and are well prepared to meet those that are upcoming.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy.
Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party ( i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
21Schwab Retirement Government Money Fund | Annual Report

Schwab Retirement Government Money Fund
Financial Notes (continued)

3. Risk Factors (continued):
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Regulation Risk. The SEC and other regulatory agencies continue to review the regulation of money market funds. As of the date of this shareholder report, the SEC has proposed amendments to the rules that govern money market funds. These proposed amendments, if implemented, may affect the fund’s investment strategies, performance, yield, expenses, operations and continued viability.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.19%.
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2023, the fund had no direct security transactions with other funds in the Fund Complex.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
Schwab Retirement Government Money Fund | Annual Report22

Schwab Retirement Government Money Fund
Financial Notes (continued)

 5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 28, 2023. On September 28, 2023, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024.  Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 28, 2023. On September 28, 2023, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2023, the tax basis cost of the fund’s investments was $1,955,838,302.
As of December 31, 2023, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	TOTAL
$12	$12
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	ORDINARY INCOME
$88,277,273	$24,403,718
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended December 31, 2023, the fund did not incur any interest or penalties.
23Schwab Retirement Government Money Fund | Annual Report

Schwab Retirement Government Money Fund
Financial Notes (continued)

 8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Retirement Government Money Fund | Annual Report24

Schwab Retirement Government Money Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Retirement Government Money Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Retirement Government Money Fund (the “Fund”), one of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 16, 2024
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
25Schwab Retirement Government Money Fund | Annual Report

Schwab Retirement Government Money Fund
Other Federal Tax Information (unaudited)

For the fiscal year ended December 31, 2023, the fund designates 99.98% of dividend income as business interest income under section 163(j) of the Internal Revenue Code.
Schwab Retirement Government Money Fund | Annual Report26

Schwab Retirement Government Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Schwab Retirement Government Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Co-Chairman of the
Board (July 2022 – present) and Director (Apr. 2006 – present), Charles
Schwab Bank, SSB; Co-Chairman of the Board (July 2022 – present) and
Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB;
Co-Chairman of the Board (July 2022 – present) and Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Manager
(Sept. 2023 – present), TD Ameritrade Holding LLC; Director
(Oct. 2020 – Aug. 2023), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Schwab Retirement Government Money Fund | Annual Report28

Schwab Retirement Government Money Fund
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment
Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), President (Oct. 2023 – present), (Chief
Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and
President (Oct. 2022 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive
Officer (Sept. 2023 – present), President (Oct. 2023 – present), Chief Investment Officer
(June 2011 – present) and Vice President (June 2011 – Sept. 2023), Schwab Funds, Laudus
Trust and Schwab ETFs.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present), Chief Operating Officer (Oct. 2023 – present), Managing
Director (Mar. 2023 – present) and Vice President (Oct. 2013 – Mar. 2023), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director
(May 2022 – present) and Vice President (Apr. 2022 – May 2022), Charles Schwab & Co., Inc.

Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Chief Investment Officer (Oct. 2023 – present) and Vice President (Feb. 2018 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present),
Chief Investment Officer (Oct. 2023 – present), and Senior Vice President
(Oct. 2012 – Mar. 2023), Charles Schwab Investment Management, Inc.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Senior Vice President (Jan. 2020 – Mar. 2023) and
Chief Investment Officer (Jan. 2020 – present) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present), Managing Director (Mar. 2023 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (Aug. 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
29Schwab Retirement Government Money Fund | Annual Report

Schwab Retirement Government Money Fund
Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity See weighted average maturity.
effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
Schwab Retirement Government Money Fund | Annual Report30

Schwab Retirement Government Money Fund
variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
31Schwab Retirement Government Money Fund | Annual Report

Notes

Schwab Retirement Government Money Fund
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2024 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares if the Fund’s Board determines that the fee is in the best interests of the Fund. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR95514-07
00294943

Annual Report | December 31, 2023
Schwab Variable Share Price Money Fund

No Action Required – Notice Regarding Shareholder Report Delivery
Beginning on July 24, 2024, fund shareholder reports will be streamlined to highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will not appear in the streamlined shareholder reports but will available online and delivered free of charge upon request.

• If you already receive the full shareholder reports, you will receive the streamlined shareholder reports in the same way that you currently receive the full shareholder reports (either in paper or electronically).

• If you currently receive a notification when a shareholder report is available on a fund’s website, beginning July 24, 2024, you will begin to receive the streamlined shareholder report (in paper).

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
Schwab Variable Share Price Money Fund | Annual Report1

Schwab Variable Share Price Money Fund
Fund Management

Linda Klingman, Managing Director and Head of Money Market Strategies for Schwab Asset Management,
leads the portfolio management teams for taxable and tax-exempt Schwab Money Funds and has overall responsibility for all aspects of the management of the fund. Prior to joining Schwab in 1990, she was a senior money market trader with AIM Management, Inc. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with Schwab Asset Management since
2006, and also worked in Schwab Asset Management’s fund administration group for nearly four years, where he focused on security pricing and valuation of the Schwab Funds. Prior to joining Schwab, he was a senior trader of the taxable money market funds at American Century Investments for three years.

Jonathan Roman, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with Schwab Asset Management since
2010 and has held a number of positions at Schwab since beginning his tenure in 2005. In 2009, he joined the portfolio management group as a trader, and prior to that he worked in portfolio operations and analytics, providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Mr. Feske previously was responsible for credit and investment research for global banks for the Schwab Taxable Bond Funds and Schwab Money Funds. Prior to joining
Schwab in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts
Securities, a boutique corporate bond broker-dealer. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.

Karim Menoufy, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Mr. Menoufy has been a portfolio manager with Schwab Asset Management since 2013, when he started as an associate portfolio manager and was promoted to portfolio manager in
2020. He held several positions prior to that supporting the taxable and tax-exempt money funds during his tenure at the firm. Before joining Schwab in 2007, he spent several years as a mortgage specialist at
JPMorgan Chase and an equity plan administrator for Delegata Corporation.

2Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund as of December 31, 2023

The Schwab Variable Share Price Money Fund’s (the fund) goal is to seek current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, bank notes and bankers’ acceptances, repurchase agreements, and obligations issued by the U.S. government, its agencies, or instrumentalities. Unlike a traditional stable share price money market fund, the fund will not use the amortized cost method of valuation or round the per share net asset value (NAV) to the nearest whole cent and does not seek to maintain a stable share price. As a result, the fund’s share price, which is its NAV, will vary and reflect the effects of unrealized appreciation and depreciation and realized losses and gains. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2023, demand for money market funds remained strong. In its efforts to lower inflation, the Fed raised interest rates four times between January and July, increasing the federal funds rate from a range of 4.25% to 4.50% to a range of 5.25% to 5.50%. The Fed cited strong economic activity and low unemployment along with the potential risks from tighter financial and credit conditions for households and businesses as justification for keeping the federal funds rate unchanged later in the year. The Fed also maintained its program to reduce the assets held on its balance sheet, though its balance sheet temporarily spiked in March when the Fed supported banks after the failure of two U.S. regional banks (a third U.S. regional bank failed in early May). Despite that spike, the Fed’s balance sheet assets declined over the reporting period.
Supply and demand of prime money market securities remained balanced throughout the year. However, in January, the U.S. Treasury hit the debt limit and began operating under “extraordinary measures.” During the lead-up to debt-ceiling negotiations, the supply of U.S. Treasury bills declined, and short-term U.S. Treasury bills with maturities that could potentially be affected by a technical default became more volatile. Supply subsequently increased once a debt ceiling agreement was reached in early June. Through it all, the Fed’s Overnight Reverse Repurchase Agreement Facility ensured there was no shortage of supply despite the swings in U.S. Treasury bill issuance.
Central banks outside the United States battled with persistently high inflation. Both the European Central Bank and the Bank of England raised their key policy rates multiple times over the year—six times for the European Central Bank and five times for the Bank of England—before holding rates steady beginning at their October and September meetings, respectively, as inflation and pricing pressures finally showed signs of easing. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but maintained its pledge to ramp up stimulus “without hesitation” if needed.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while continuing its rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. Over the reporting period, the fund experienced a significant increase in assets in response to attractive money market fund yields. As the year progressed, inflation moderated, expectations of future rate hikes diminished, and the potential for rate cuts in 2024 grew. To lock in higher yields before the Fed potentially begins cutting rates, the fund’s weighted average maturity (WAM) was extended, beginning the reporting period at 14 days and ending it at 40 days.

Management views and portfolio holdings may have changed since the report date.
Schwab Variable Share Price Money Fund | Annual Report3

Schwab Variable Share Price Money Fund
Performance and Fund Facts as of December 31, 2023

Portfolio Composition By Effective Maturity % of Investments1

Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	40 Days

Portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
2
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Performance and Fund Facts as of December 31, 2023 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Variable Share Price Money Fund
Ultra Shares
Ticker Symbol	SVUXX
Minimum Initial Investment[1]	$1,000,000
Seven-Day Yield (with waivers)[2]	5.43%
Seven-Day Yield (without waivers)[2]	5.41%
Seven-Day Effective Yield (with waivers)[2]	5.57%

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
1
Please see prospectus for further detail and eligibility requirements.
2
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
Schwab Variable Share Price Money Fund | Annual Report5

Schwab Variable Share Price Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2023 and held through December 31, 2023.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 7/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/23	EXPENSES PAID DURING PERIOD 7/1/23-12/31/23 [2]
Schwab Variable Share Price Money Fund
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,027.60	$0.97
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.25	$0.97

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days in the period, and divided by
365 days in the fiscal year.

6Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Ultra Shares	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$1.0003	$1.0003	$1.0003	$1.0004	$1.0002
Income (loss) from investment operations:
Net investment income (loss)[1]	0.0506	0.0204	0.0003	0.0057	0.0217
Net realized and unrealized gains (losses)	0.0001	(0.0038)[2]	(0.0000)[3]	(0.0008)	0.0005
Total from investment operations	0.0507	0.0166	0.0003	0.0049	0.0222
Less distributions:
Distributions from net investment income	(0.0505)	(0.0166)	(0.0003)	(0.0050)	(0.0220)
Distributions from net realized gains	—	—	—	—	(0.0000)[3]
Total distributions	(0.0505)	(0.0166)	(0.0003)	(0.0050)	(0.0220)
Net asset value at end of period	$1.0005	$1.0003	$1.0003	$1.0003	$1.0004
Total return	5.20%	1.64%	0.03%	0.49%	2.24%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%	0.18%[4,5]	0.11%[5]	0.18%[5]	0.19%
Gross operating expenses	0.20%	0.21%[4]	0.21%	0.31%	0.34%
Net investment income (loss)	5.06%	2.04%	0.03%	0.57%	2.17%
Net assets, end of period (x 1,000,000)	$5,763	$4,878	$2,693	$3,414	$5,388

[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]	Per share amount was less than $0.00005.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Variable Share Price Money Fund | Annual Report7

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CERTIFICATES OF DEPOSIT 21.8% OF NET ASSETS
BANK OF AMERICA NA
		5.90%		04/17/24	23,000,000	23,018,122
		5.75%		05/06/24	10,000,000	10,007,681
		5.72%		07/22/24	5,000,000	5,010,519
		5.80%		08/09/24	25,000,000	25,072,667
		6.00%		08/16/24	1,000,000	1,003,802
		6.00%		09/23/24	2,000,000	2,009,901
		6.00%		10/01/24	3,000,000	3,015,656
BANK OF MONTREAL (CHICAGO BRANCH)
		5.75%		05/06/24	3,000,000	3,002,781
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
		6.05%		06/28/24	5,000,000	5,012,108
		5.93%		07/19/24	10,000,000	10,027,655
		5.55%		09/05/24	10,000,000	10,016,016
		5.60%		09/11/24	5,000,000	5,010,373
BANK OF NOVA SCOTIA (NEW YORK BRANCH)
(SOFR + 0.49%)	(a)	5.89%	01/02/24	05/01/24	15,000,000	15,007,737
BARCLAYS BANK PLC (NEW YORK BRANCH)
		5.85%		03/04/24	50,000,000	50,021,499
		5.57%		06/20/24	5,000,000	5,002,179
(SOFR + 0.32%)	(a)	5.71%	01/02/24	06/20/24	5,000,000	5,000,068
BNP PARIBAS (NEW YORK BRANCH)
		5.77%		02/15/24	10,000,000	10,003,668
		5.87%		05/06/24	29,000,000	29,037,450
		5.75%		05/10/24	1,000,000	1,000,988
		5.70%		05/14/24	19,000,000	19,016,720
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
		5.78%		02/16/24	5,000,000	5,001,539
		5.61%		06/03/24	30,000,000	30,025,201
CITIBANK NA
		5.75%		01/02/24	25,000,000	25,000,743
		5.77%		01/03/24	20,000,000	20,000,795
		5.76%		02/01/24	11,000,000	11,002,404
See financial notes
8Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		5.80%		02/27/24	14,000,000	14,004,374
(SOFR + 0.50%)	(a)	5.89%	01/02/24	05/09/24	20,000,000	20,017,546
COOPERATIEVE RABOBANK UA (LONDON BRANCH)
		5.84%		04/12/24	50,000,000	50,050,388
		5.60%		06/04/24	25,000,000	25,018,410
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
		5.74%		02/20/24	10,000,000	10,004,206
(SOFR + 0.37%)	(a)	5.77%	01/02/24	03/18/24	6,000,000	6,003,621
		5.67%		05/22/24	20,000,000	20,015,761
		5.87%		06/20/24	2,000,000	2,004,397
		5.70%		07/22/24	5,000,000	5,008,886
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)
		5.74%		02/02/24	13,000,000	13,004,344
		5.53%		03/12/24	6,000,000	6,001,695
		5.44%		03/26/24	6,000,000	6,000,268
HSBC BANK USA NA (NEW YORK BRANCH)
		5.53%		03/04/24	4,000,000	4,000,587
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)
		5.32%		01/04/24	11,000,000	10,999,970
		5.33%		01/05/24	5,000,000	5,000,030
MITSUBISHI UFJ TRUST AND BANKING CORP (LONDON BRANCH)
		5.87%		02/08/24	1,000,000	1,000,235
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)
(SOFR + 0.44%)	(a)	5.83%	01/02/24	01/17/24	5,000,000	5,000,857
(SOFR + 0.43%)	(a)	5.83%	01/02/24	01/22/24	7,000,000	7,001,443
(SOFR + 0.41%)	(a)	5.81%	01/02/24	02/01/24	12,000,000	12,003,117
(SOFR + 0.42%)	(a)	5.82%	01/02/24	02/01/24	3,000,000	3,000,807
(SOFR + 0.41%)	(a)	5.81%	01/02/24	02/09/24	3,000,000	3,000,967
(SOFR + 0.41%)	(a)	5.81%	01/02/24	02/26/24	6,000,000	6,002,561
(SOFR + 0.39%)	(a)	5.79%	01/02/24	03/04/24	3,000,000	3,001,328
(SOFR + 0.40%)	(a)	5.80%	01/02/24	03/20/24	22,000,000	22,012,733
		5.82%		04/15/24	1,000,000	1,000,818
MIZUHO BANK LTD (NEW YORK BRANCH)
(SOFR + 0.43%)	(a)	5.82%	01/02/24	02/02/24	32,000,000	32,009,859
		5.85%		05/07/24	11,000,000	11,011,478
		5.73%		05/15/24	24,000,000	24,018,070
		5.71%		05/17/24	1,000,000	1,000,705
MUFG BANK LTD (LONDON BRANCH)
		5.82%		02/12/24	5,000,000	5,000,769
		5.60%		03/15/24	8,000,000	7,999,753
MUFG BANK LTD (NEW YORK BRANCH)
(SOFR + 0.43%)	(a)	5.82%	01/02/24	01/24/24	1,000,000	1,000,220
		5.78%		02/13/24	15,000,000	15,004,429
		5.78%		02/22/24	15,000,000	15,004,641
(SOFR + 0.39%)	(a)	5.78%	01/02/24	02/29/24	11,000,000	11,003,971
(SOFR + 0.39%)	(a)	5.78%	01/02/24	03/04/24	4,000,000	4,001,514
See financial notes
Schwab Variable Share Price Money Fund | Annual Report9

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		5.81%		03/14/24	4,000,000	4,001,924
		5.84%		04/09/24	1,000,000	1,000,736
		5.84%		04/18/24	3,000,000	3,002,554
		5.85%		04/23/24	1,500,000	1,500,828
		5.85%		04/30/24	32,000,000	32,032,010
		5.78%		05/07/24	4,000,000	4,003,196
		5.72%		05/20/24	2,000,000	2,001,245
		5.71%		05/21/24	2,000,000	2,001,172
		5.71%		05/24/24	16,000,000	16,009,475
		5.70%		05/29/24	16,500,000	16,505,616
NORDEA BANK ABP (NEW YORK BRANCH)
		5.74%		02/14/24	5,000,000	5,001,586
(SOFR + 0.37%)	(a)	5.77%	01/02/24	03/04/24	6,000,000	6,002,731
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(SOFR + 0.35%)	(a)	5.74%	01/02/24	03/06/24	2,000,000	2,000,770
(SOFR + 0.35%)	(a)	5.74%	01/02/24	03/12/24	11,000,000	11,004,179
(SOFR + 0.36%)	(a)	5.75%	01/02/24	04/26/24	2,000,000	2,000,964
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(SOFR + 0.51%)	(a)	5.91%	01/02/24	04/24/24	20,000,000	20,018,521
		5.72%		08/16/24	45,000,000	45,114,277
		6.00%		10/17/24	20,000,000	20,116,104
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(SOFR + 0.47%)	(a)	5.87%	01/02/24	01/17/24	13,000,000	13,002,387
(SOFR + 0.44%)	(a)	5.84%	01/02/24	01/31/24	10,000,000	10,002,763
(SOFR + 0.42%)	(a)	5.82%	01/02/24	02/08/24	49,000,000	49,015,616
(SOFR + 0.39%)	(a)	5.79%	01/02/24	04/01/24	24,000,000	24,015,016
		5.82%		04/12/24	2,000,000	2,001,817
		5.85%		04/19/24	1,500,000	1,501,617
		5.78%		05/06/24	3,000,000	3,003,406
		5.68%		05/28/24	6,000,000	6,007,367
(SOFR + 0.30%)	(a)	5.70%	01/02/24	06/11/24	4,000,000	4,000,609
SUMITOMO MITSUI TRUST BANK LTD (LONDON BRANCH)
		5.69%		02/26/24	5,000,000	5,001,091
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
(SOFR + 0.40%)	(a)	5.80%	01/02/24	02/21/24	12,000,000	12,005,113
		5.62%		02/29/24	13,000,000	13,002,745
		5.62%		03/01/24	5,000,000	5,001,059
		5.53%		03/19/24	6,000,000	6,000,879
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(SOFR + 0.34%)	(a)	5.73%	01/02/24	02/22/24	5,000,000	5,001,657
(SOFR + 0.34%)	(a)	5.73%	01/02/24	02/29/24	4,000,000	4,001,504
TORONTO-DOMINION BANK (NEW YORK BRANCH)
		5.86%		03/22/24	25,000,000	25,011,404
		5.96%		04/08/24	1,000,000	1,000,819
		5.90%		04/29/24	22,000,000	22,020,328
(EFFR + 0.50%)	(a)	5.83%	01/02/24	05/21/24	5,000,000	5,005,779
(EFFR + 0.50%)	(a)	5.83%	01/02/24	05/22/24	6,000,000	6,006,987
		5.85%		07/12/24	5,000,000	5,012,019
See financial notes
10Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		5.92%		07/26/24	1,000,000	1,003,131
(SOFR + 0.60%)	(a)	5.99%	01/02/24	07/31/24	8,000,000	8,013,776
		6.00%		08/21/24	5,000,000	5,018,894
		6.00%		10/17/24	15,000,000	15,082,294
TRUIST BANK
		5.63%		01/02/24	2,000,000	2,000,051
		5.32%		01/03/24	10,500,000	10,499,996
		5.32%		01/04/24	21,000,000	20,999,988
		5.61%		03/04/24	5,000,000	5,001,479
UBS AG (STAMFORD BRANCH)
		5.80%		04/04/24	5,000,000	5,003,505
WELLS FARGO BANK NA
(SOFR + 0.36%)	(a)	5.76%	01/02/24	03/04/24	15,000,000	15,007,089
(SOFR + 0.50%)	(a)	5.90%	01/02/24	05/14/24	5,000,000	5,004,828
(SOFR + 0.52%)	(a)	5.92%	01/02/24	06/03/24	10,000,000	10,011,129
(SOFR + 0.52%)	(a)	5.92%	01/02/24	06/04/24	10,000,000	10,011,199
(SOFR + 0.52%)	(a)	5.92%	01/02/24	06/05/24	10,000,000	10,011,283
Total Certificates Of Deposit (Cost $1,255,991,422)						1,257,151,542

ASSET-BACKED COMMERCIAL PAPER 7.5% OF NET ASSETS
ATLANTIC ASSET SECURITIZATION LLC	(b)(c)	5.31%		01/02/24	1,000,000	999,408
BARTON CAPITAL SA
	(b)(c)	5.32%		01/02/24	2,000,000	1,998,816
	(b)(c)	5.59%		03/11/24	25,000,000	24,724,830
BEDFORD ROW FUNDING CORP
	(b)(c)	5.77%		02/05/24	10,000,000	9,943,222
(SOFR + 0.38%)	(a)(b)(c)	5.78%	01/02/24	02/14/24	14,000,000	14,004,201
(SOFR + 0.40%)	(a)(b)(c)	5.80%	01/02/24	03/01/24	4,000,000	4,001,745
	(b)(c)	5.62%		04/01/24	20,000,000	19,716,618
(SOFR + 0.48%)	(a)(b)(c)	5.88%	01/02/24	05/02/24	3,000,000	3,002,234
	(b)(c)	5.67%		05/20/24	3,000,000	2,936,751
BENNINGTON STARK CAPITAL COMPANY LLC	(b)(c)	5.61%		03/08/24	5,000,000	4,947,257
CABOT TRAIL FUNDING LLC	(b)(c)	5.57%		06/10/24	28,000,000	27,321,413
CAFCO LLC	(b)(c)	5.58%		04/19/24	2,000,000	1,966,500
CHARIOT FUNDING LLC
(SOFR + 0.40%)	(a)(b)(c)	5.79%	01/02/24	05/28/24	15,000,000	15,001,795
(SOFR + 0.40%)	(a)(b)(c)	5.79%	01/02/24	05/30/24	15,000,000	15,001,856
CHARTA LLC	(b)(c)	5.31%		01/02/24	3,000,000	2,998,230
See financial notes
Schwab Variable Share Price Money Fund | Annual Report11

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
COLLATERALIZED COMMERCIAL PAPER V CO LLC
	(b)	5.80%		05/24/24	5,000,000	5,005,186
(SOFR + 0.41%)	(a)(b)	5.81%	01/02/24	05/29/24	3,000,000	3,000,413
	(b)	5.60%		06/20/24	25,000,000	25,008,452
CONCORD MINUTEMEN CAPITAL CO LLC SERIES C
	(b)(c)	5.75%		02/12/24	1,000,000	1,000,314
	(b)(c)	5.75%		02/13/24	1,000,000	1,000,315
	(b)(c)	5.75%		02/16/24	10,000,000	10,003,172
	(b)(c)	5.72%		02/20/24	1,000,000	1,000,273
CRC FUNDING LLC	(b)(c)	5.31%		01/02/24	1,000,000	999,396
FAIRWAY FINANCE CO LLC	(b)(c)	5.76%		01/09/24	5,000,000	4,991,849
GOTHAM FUNDING CORP
	(b)(c)	5.77%		02/26/24	1,000,000	991,050
	(b)(c)	5.61%		03/05/24	15,000,000	14,847,500
	(b)(c)	5.54%		03/11/24	2,000,000	1,977,854
GREAT BEAR FUNDING LLC / GREAT BEAR FUNDING DAC
	(b)(c)	5.33%		01/02/24	2,000,000	1,998,815
	(b)(c)	5.35%		01/03/24	6,000,000	5,995,553
	(b)(c)	5.35%		01/04/24	4,000,000	3,996,440
	(b)(c)	5.35%		01/05/24	4,000,000	3,995,843
LMA AMERICAS LLC	(b)(c)	5.32%		01/02/24	3,000,000	2,998,224
LONGSHIP FUNDING LLC	(b)(c)	5.32%		01/02/24	2,000,000	1,998,819
MANHATTAN ASSET FUNDING COMPANY LLC	(b)(c)	5.82%		05/01/24	1,000,000	981,432
NIEUW AMSTERDAM RECEIVABLES CORPORATION BV	(b)(c)	5.31%		01/02/24	4,000,000	3,997,606
OLD LINE FUNDING LLC
(SOFR + 0.38%)	(a)(b)(c)	5.77%	01/02/24	02/05/24	25,000,000	25,006,942
	(b)(c)	5.57%		06/11/24	5,000,000	4,878,393
PODIUM FUNDING TRUST	(b)	5.62%		06/10/24	4,000,000	3,904,405
PRICOA SHORT TERM FUNDING LLC
	(b)(c)	5.85%		04/15/24	2,000,000	1,967,619
	(b)(c)	5.65%		05/01/24	1,000,000	981,526
RIDGEFIELD FUNDING COMPANY LLC
	(b)(c)	5.78%		03/01/24	7,000,000	6,933,605
	(b)(c)	5.77%		03/05/24	10,000,000	9,899,004
	(b)(c)	5.81%		03/18/24	7,000,000	6,915,248
	(b)(c)	5.82%		04/10/24	2,000,000	1,968,887
	(b)(c)	5.74%		05/24/24	1,000,000	978,177
SHEFFIELD RECEIVABLES COMPANY LLC
	(b)(c)	5.84%		03/04/24	10,000,000	9,899,295
	(b)(c)	5.60%		03/11/24	22,000,000	21,755,576
See financial notes
12Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(b)(c)	5.79%		03/18/24	18,000,000	17,781,400
	(b)(c)	5.80%		03/21/24	2,000,000	1,974,828
STARBIRD FUNDING CORP
	(b)(c)	5.76%		02/01/24	3,000,000	2,984,780
	(b)(c)	5.82%		02/28/24	2,000,000	1,981,646
	(b)(c)	5.77%		05/07/24	49,000,000	48,052,640
VERSAILLES COMMERCIAL PAPER LLC	(b)(c)	5.51%		04/09/24	5,000,000	4,923,027
VICTORY RECEIVABLES CORP
	(b)(c)	5.34%		01/02/24	2,000,000	1,998,816
	(b)(c)	5.61%		02/16/24	1,000,000	992,626
	(b)(c)	5.79%		02/20/24	3,000,000	2,975,997
	(b)(c)	5.77%		02/26/24	7,000,000	6,937,354
	(b)(c)	5.54%		03/11/24	2,045,000	2,022,356
Total Asset-Backed Commercial Paper (Cost $432,112,798)						432,067,529

FINANCIAL COMPANY COMMERCIAL PAPER 15.3% OF NET ASSETS
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD
	(c)	5.66%		05/16/24	4,000,000	3,918,147
	(c)	5.66%		05/17/24	2,000,000	1,958,799
BANK OF MONTREAL
	(c)	5.75%		01/23/24	50,000,000	49,814,294
	(c)	5.78%		02/01/24	5,000,000	4,974,634
(SOFR + 0.40%)	(a)(c)	5.80%	01/02/24	02/28/24	30,000,000	30,013,958
	(c)	5.80%		04/11/24	5,000,000	4,923,132
	(c)	5.82%		05/09/24	16,000,000	15,690,533
	(c)	5.65%		06/12/24	6,000,000	5,855,626
BANK OF NOVA SCOTIA	(c)	5.93%		04/12/24	23,000,000	22,641,171
BARCLAYS BANK UK PLC
	(c)	5.33%		01/03/24	11,000,000	10,991,896
	(c)	5.33%		01/04/24	7,000,000	6,993,802
BOFA SECURITIES INC
	(c)	5.82%		02/15/24	7,000,000	6,949,441
	(c)	5.96%		04/19/24	5,000,000	4,915,905
(SOFR + 0.54%)	(a)(c)	5.94%	01/02/24	04/22/24	10,000,000	10,009,751
	(c)	5.87%		04/30/24	11,000,000	10,797,749
(SOFR + 0.52%)	(a)(c)	5.92%	01/02/24	05/13/24	20,000,000	20,018,076
	(c)	5.63%		09/04/24	13,000,000	12,534,197
BPCE SA
	(c)	5.83%		02/15/24	20,000,000	19,856,933
	(c)	5.87%		04/02/24	5,000,000	4,928,992
	(c)	5.83%		04/05/24	10,150,000	10,001,191
	(c)	5.83%		04/12/24	10,000,000	9,842,646
	(c)	5.86%		04/18/24	12,000,000	11,800,533
	(c)	5.86%		05/02/24	7,000,000	6,869,358
See financial notes
Schwab Variable Share Price Money Fund | Annual Report13

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(c)	5.83%		05/06/24	1,000,000	980,768
	(c)	5.65%		05/08/24	4,000,000	3,921,939
	(c)	5.79%		05/13/24	1,000,000	979,778
CITIGROUP GLOBAL MARKETS INC
	(c)	5.79%		03/22/24	8,000,000	7,898,360
	(c)	5.80%		03/27/24	11,000,000	10,851,926
	(c)	5.85%		04/05/24	23,000,000	22,658,181
	(c)	5.61%		06/06/24	13,000,000	12,694,760
DNB BANK ASA	(c)	5.80%		04/18/24	7,000,000	6,885,841
FEDERATION DES CAISSES DESJARDINS DU QUEBEC
	(c)	5.77%		01/18/24	10,000,000	9,970,386
	(c)	5.74%		02/14/24	30,000,000	29,788,370
	(c)	5.77%		03/07/24	4,000,000	3,958,385
ING US FUNDING LLC	(b)	5.79%		03/01/24	6,000,000	5,943,237
JP MORGAN SECURITIES LLC
	(c)	5.97%		04/22/24	2,000,000	2,001,066
	(c)	5.93%		07/11/24	7,000,000	7,015,230
	(c)	5.55%		07/15/24	14,000,000	14,006,799
	(c)	5.93%		07/15/24	6,000,000	6,013,301
MIZUHO BANK LTD (SINGAPORE BRANCH)	(c)	5.49%		04/09/24	1,500,000	1,476,979
MUFG BANK LTD (NEW YORK BRANCH)		5.36%		01/02/24	1,000,000	999,407
NATIONAL BANK OF CANADA
	(c)	5.78%		02/01/24	25,000,000	24,873,877
(SOFR + 0.38%)	(a)(c)	5.78%	01/02/24	03/01/24	20,000,000	20,009,467
	(c)	5.80%		04/01/24	6,000,000	5,915,146
NORDEA BANK ABP
(SOFR + 0.34%)	(a)(c)	5.74%	01/02/24	02/21/24	10,000,000	10,003,405
OVERSEA-CHINESE BANKING CORPORATION LTD
	(c)	5.61%		03/07/24	10,000,000	9,896,153
	(c)	5.60%		03/14/24	2,000,000	1,977,176
	(c)	5.60%		03/15/24	5,000,000	4,942,208
	(c)	5.77%		05/14/24	6,000,000	5,876,721
ROYAL BANK OF CANADA
(SOFR + 0.64%)	(a)(c)	6.04%	01/02/24	07/05/24	10,000,000	10,018,087
SKANDINAVISKA ENSKILDA BANKEN AB
(SOFR + 0.38%)	(a)(c)	5.77%	01/02/24	03/04/24	6,000,000	6,002,973
(SOFR + 0.35%)	(a)(c)	5.74%	01/02/24	04/05/24	11,000,000	11,006,889
(SOFR + 0.51%)	(a)(c)	5.90%	01/02/24	04/24/24	7,000,000	7,007,283
	(c)	5.88%		04/29/24	11,000,000	10,799,861
	(c)	5.75%		05/06/24	10,000,000	9,807,256
(SOFR + 0.48%)	(a)(c)	5.87%	01/02/24	05/10/24	15,000,000	15,012,918
	(c)	5.87%		07/03/24	11,000,000	10,701,358
	(c)	5.79%		08/08/24	10,000,000	9,681,174
See financial notes
14Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SVENSKA HANDELSBANKEN AB
	(c)	5.76%		01/23/24	11,000,000	10,959,693
	(c)	5.74%		02/14/24	23,000,000	22,841,832
	(c)	5.67%		05/28/24	63,000,000	61,597,000
SWEDBANK AB
		5.76%		02/05/24	9,000,000	8,949,929
		5.81%		03/14/24	2,000,000	1,977,601
		5.76%		05/10/24	10,000,000	9,805,898
		5.74%		05/16/24	3,000,000	2,939,330
TORONTO-DOMINION BANK/THE
(SOFR + 0.58%)	(a)(c)	5.97%	01/02/24	01/09/24	14,000,000	14,001,877
	(c)	5.55%		09/05/24	5,000,000	4,823,069
UBS AG (LONDON BRANCH)
(SOFR + 0.45%)	(a)(c)	5.84%	01/02/24	02/09/24	12,000,000	12,003,530
(SOFR + 0.43%)	(a)(c)	5.82%	01/02/24	02/23/24	10,000,000	10,003,205
(SOFR + 0.42%)	(a)(c)	5.81%	01/02/24	02/28/24	10,000,000	10,003,154
	(c)	5.84%		04/05/24	10,000,000	9,851,837
	(c)	5.84%		05/02/24	35,000,000	34,342,494
	(c)	5.78%		05/14/24	50,000,000	48,974,035
	(c)	5.65%		06/17/24	5,000,000	4,873,363
UNITED OVERSEAS BANK LTD
(SOFR + 0.34%)	(a)(c)	5.73%	01/02/24	02/28/24	6,000,000	6,002,655
Total Financial Company Commercial Paper (Cost $881,621,716)						881,827,931

NON-FINANCIAL COMPANY COMMERCIAL PAPER 0.1% OF NET ASSETS
EQUINOR ASA
	(c)	5.35%		01/04/24	3,000,000	2,997,329
UNITEDHEALTH GROUP INC
	(c)	5.31%		01/02/24	2,000,000	1,998,819
Total Non-Financial Company Commercial Paper (Cost $4,999,110)						4,996,148

NON-NEGOTIABLE TIME DEPOSITS 8.1% OF NET ASSETS
ABN AMRO BANK NV
		5.33%		01/04/24	6,000,000	6,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)
		5.31%		01/02/24	13,000,000	13,000,000
		5.32%		01/03/24	32,000,000	32,000,000
		5.32%		01/04/24	43,000,000	43,000,000
		5.32%		01/05/24	64,000,000	64,000,000
BANCO SANTANDER SA (NEW YORK BRANCH)
		5.33%		01/02/24	28,000,000	28,000,000
		5.33%		01/04/24	29,000,000	29,000,000
CANADIAN IMPERIAL BANK OF COMMERCE
		5.31%		01/02/24	41,000,000	41,000,000
See financial notes
Schwab Variable Share Price Money Fund | Annual Report15

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CREDIT INDUSTRIEL ET COMMERCIAL
		5.33%		01/03/24	11,000,000	11,000,000
		5.33%		01/04/24	11,000,000	11,000,000
		5.33%		01/05/24	10,000,000	10,000,000
DBS BANK LTD
		5.34%		01/03/24	15,000,000	15,000,000
		5.34%		01/04/24	6,000,000	6,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)
		5.33%		01/02/24	9,000,000	9,000,000
		5.33%		01/03/24	5,000,000	5,000,000
ROYAL BANK OF CANADA
		5.32%		01/03/24	45,000,000	45,000,000
		5.32%		01/04/24	2,000,000	2,000,000
SANTANDER UK PLC
		5.31%		01/03/24	14,000,000	14,000,000
		5.31%		01/04/24	12,000,000	12,000,000
		5.31%		01/05/24	31,000,000	31,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)
		5.31%		01/02/24	6,000,000	6,000,000
TORONTO-DOMINION BANK/THE
		5.32%		01/04/24	11,000,000	11,000,000
		5.32%		01/05/24	21,000,000	21,000,000
UBS AG (CAYMAN ISLANDS BRANCH)
		5.31%		01/02/24	3,000,000	3,000,000
Total Non-Negotiable Time Deposits (Cost $468,000,000)						468,000,000

VARIABLE RATE DEMAND NOTES 1.6% OF NET ASSETS
BRECKENRIDGE TERRACE, LLC
HOUSING FACILITIES REVENUE NOTES SERIES 1999B (LOC: BANK OF AMERICA NA)	(d)	5.56%		01/05/24	1,000,000	1,000,000
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	(d)	5.45%		01/05/24	4,000,000	4,000,000
COLORADO HOUSING & FINANCE AUTH
S/F MORTGAGE BONDS CLASS II SERIES 2023A2 (LIQ: ROYAL BANK OF CANADA)	(d)	5.35%		01/05/24	10,000,000	10,000,000
S/F MORTGAGE CLASS I BONDS SERIES 2023N2 (LIQ: ROYAL BANK OF CANADA)	(d)	5.35%		01/05/24	1,000,000	1,000,000
S/F MORTGAGE CLASS II RB SERIES 2023F2 (LIQ: ROYAL BANK OF CANADA)	(d)	5.35%		01/05/24	590,000	590,000
CONNECTICUT DEVELOPMENT AUTH
RB (BRADLEY AIRPORT HOTEL) SERIES 2006B (LOC: TD BANK NA)	(d)	5.66%		01/05/24	3,590,000	3,590,000
CYNTHIA REESE ISSUING TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2023 (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.45%		01/05/24	1,000,000	1,000,000
See financial notes
16Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
FIORE CAPITAL
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2005A (LOC: WELLS FARGO BANK NA)	(d)	5.45%		01/05/24	895,000	895,000
GREYSHOE ISSUING TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.45%		01/05/24	1,000,000	1,000,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	(d)	5.35%		01/05/24	1,000,000	1,000,000
ILLINOIS HOUSING DEVELOPMENT AUTH
HOUSING BONDS SERIES 2017A2 (LIQ: FEDERAL HOME LOAN BANKS)	(d)	5.36%		01/05/24	1,000,000	1,000,000
TAXABLE RB SERIES 2023J (LIQ: ROYAL BANK OF CANADA)	(d)	5.35%		01/05/24	500,000	500,000
J MACE MEEKS 2022 INSURANCE TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.45%		01/05/24	4,970,000	4,970,000
JEFFERSON MENIFEE LLC
TAXABLE VARIABLE RATE DEMAND M/F HOUSING RB (JEFFERSON MENIFEE APTS) SERIES 2022A (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.46%		01/05/24	150,000	150,000
KEEP MEMORY ALIVE
TAXABLE VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: PNC BANK NA)	(d)	5.38%		01/05/24	950,000	950,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF MONTREAL)	(d)	5.50%		01/05/24	955,000	955,000
MOUNTAIN BANYAN QUALIFIED OPPORTUNITY ZONE BUSINESS LLC
TAXABLE M/F HOUSING RB SERIES 2023A (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.46%		01/05/24	1,000,000	1,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (29 FLATBUSH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(d)	5.35%		01/05/24	1,530,000	1,530,000
NORTH TEXAS HIGHER EDUCATION AUTH INC
TAXABLE NOTES SERIES 2023-1 (LOC: ROYAL BANK OF CANADA)	(d)	5.38%		01/05/24	1,000,000	1,000,000
NUVEEN CREDIT STRATEGIES INCOME FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SOCIETE GENERALE SA)	(c)(d)	5.53%		01/05/24	1,000,000	1,000,000
NUVEEN FLOATING RATE INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(c)(d)	5.53%		01/05/24	1,000,000	1,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES C (LOC: BARCLAYS BANK PLC)	(c)(d)	5.53%		01/05/24	5,000,000	5,000,000
NUVEEN PREFERRED & INCOME OPPORTUNITIES FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(c)(d)	5.50%		01/05/24	1,500,000	1,500,000
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES B (LOC: BARCLAYS BANK PLC)	(c)(d)	5.53%		01/04/24	3,000,000	3,000,000
NUVEEN VARIABLE RATE PREFERRED & INCOME FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: TORONTO-DOMINION BANK/THE)	(c)(d)	5.57%		01/05/24	1,250,000	1,250,000
See financial notes
Schwab Variable Share Price Money Fund | Annual Report17

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
PHILIP BRYAN WISE 2022 TRUST IRREVOCABLE
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.45%		01/05/24	5,410,000	5,410,000
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
SUB WATER REFUNDING RB SERIES 2021A (LIQ: BANK OF AMERICA NA)	(d)	5.36%		01/05/24	24,000,000	24,000,000
TAXABLE WATER REFUNDING RB SERIES 2022C2 (LIQ: PNC BANK NA)	(d)	5.33%		01/05/24	12,250,000	12,250,000
SRMHAYWARD LLC
TAXABLE VARIABLE RATE DEMAND RB (BELLARA SR LIVING) SERIES 2022A (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.46%		01/05/24	110,000	110,000
TRIBOROUGH BRIDGE & TUNNEL AUTH
GENERAL REFUNDING RB SERIES 2018E (LOC: UBS AG)	(d)	5.35%		01/05/24	2,000,000	2,000,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	(d)	5.40%		01/05/24	1,000,000	1,000,000
Total Variable Rate Demand Notes (Cost $93,650,000)						93,650,000

OTHER INSTRUMENTS 0.1% OF NET ASSETS
BANK OF AMERICA NA
(SOFR + 0.60%)	(a)	5.99%	01/02/24	08/05/24	4,000,000	4,006,685
Total Other Instruments (Cost $4,000,000)						4,006,685

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 41.7% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 18.3%
BANCO SANTANDER SA
Issued 12/29/23, repurchase date 01/02/24		5.33%		01/02/24	9,005,330	9,000,000
(Collateralized by U.S. Government Agency Securities valued at $9,270,000, 2.00% - 7.50%, due 09/01/30 - 11/01/53)
BANK OF MONTREAL
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	17,010,087	17,000,000
(Collateralized by U.S. Government Agency Securities valued at $17,520,389, 3.00%, due 04/20/52)
BARCLAYS BANK PLC
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	11,006,527	11,000,000
(Collateralized by U.S. Government Agency Securities valued at $11,336,723, 5.50%, due 06/20/53)
BOFA SECURITIES INC
Issued 12/29/23, repurchase date 01/02/24		5.35%		01/02/24	5,002,972	5,000,000
(Collateralized by U.S. Government Agency Securities valued at $5,150,000, 2.50% - 5.75%, due 01/15/43 - 01/20/52)
See financial notes
18Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/29/23, repurchase date 01/02/24		5.35%		01/02/24	33,019,617	33,000,000
(Collateralized by U.S. Treasury Securities valued at $33,660,074, 3.13% - 6.25%, due 05/31/28 - 05/15/48)
Issued 11/02/23, repurchase date 01/02/24		5.40%		01/02/24	61,558,150	61,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $62,263,228, 0.88% - 6.08%, due 05/31/24 - 03/20/72)
Issued 10/26/23, repurchase date 01/25/24		5.43%		01/05/24	8,085,673	8,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $8,225,268, 3.00% - 6.44%, due 09/30/25 - 03/20/66)
Issued 09/28/23, repurchase date 02/28/24	(a)	5.47%	01/02/24	01/05/24	9,135,383	9,000,000
(Collateralized by U.S. Treasury Securities valued at $9,180,067, 4.00% - 6.75%, due 08/15/26 - 02/29/28) (SOFR + 0.07%)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	7,004,153	7,000,000
(Collateralized by U.S. Government Agency Securities valued at $7,210,000, 2.07% - 6.50%, due 06/01/36 - 06/20/53)
Issued 11/30/23, repurchase date 02/29/24		5.34%		01/05/24	2,010,680	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,060,000, 2.50% - 6.50%, due 06/20/50 - 12/01/53)
Issued 12/14/23, repurchase date 03/21/24		5.34%		01/05/24	17,055,477	17,000,000
(Collateralized by U.S. Government Agency Securities valued at $17,510,000, 1.50% - 6.50%, due 06/01/28 - 10/01/53)
Issued 11/20/23, repurchase date 01/22/24		5.36%		01/05/24	11,075,338	11,000,000
(Collateralized by U.S. Government Agency Securities valued at $11,330,000, 2.50% - 6.50%, due 11/20/50 - 09/01/53)
CITIGROUP GLOBAL MARKETS INC
Issued 12/05/23, repurchase date 01/04/24		5.38%		01/04/24	76,340,733	76,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $79,273,813, 2.88% - 6.84%, due 08/15/28 - 04/20/71)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	28,016,613	28,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $29,071,463, 0.88% - 6.00%, due 06/30/28 - 12/01/53)
FICC - BANK OF NEW YORK
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	98,058,147	98,000,000
(Collateralized by U.S. Government Agency Securities valued at $100,940,000, 1.50% - 6.00%, due 05/01/38 - 06/01/53)
GOLDMAN SACHS & CO LLC
Issued 12/26/23, repurchase date 01/02/24		5.32%		01/02/24	11,011,379	11,000,000
(Collateralized by U.S. Government Agency Securities valued at $11,220,000, 2.50% - 7.00%, due 11/01/33 - 08/20/53)
Issued 12/27/23, repurchase date 01/03/24		5.34%		01/03/24	43,044,648	43,000,000
(Collateralized by U.S. Government Agency Securities valued at $44,226,314, 2.50% - 6.53%, due 07/01/33 - 12/20/53)
See financial notes
Schwab Variable Share Price Money Fund | Annual Report19

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/28/23, repurchase date 01/04/24		5.37%		01/04/24	74,077,268	74,000,000
(Collateralized by U.S. Treasury Securities valued at $75,480,030, 1.50%, due 01/31/27)
Issued 12/29/23, repurchase date 01/05/24		5.34%		01/05/24	99,102,795	99,000,000
(Collateralized by U.S. Treasury Securities valued at $100,980,071, 4.25%, due 11/15/40)
JP MORGAN SECURITIES LLC
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	121,071,793	121,000,000
(Collateralized by U.S. Government Agency Securities valued at $124,630,001, 1.50% - 7.50%, due 01/20/30 - 11/20/63)
MIZUHO SECURITIES USA LLC
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	10,005,933	10,000,000
(Collateralized by U.S. Treasury Securities valued at $10,200,015, 3.63%, due 05/15/53)
NOMURA SECURITIES INTERNATIONAL INC
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	9,005,340	9,000,000
(Collateralized by U.S. Treasury Securities valued at $9,191,022, 1.38% - 2.88%, due 12/31/24 - 08/15/32)
RBC DOMINION SECURITIES INC
Issued 12/29/23, repurchase date 01/02/24		5.34%		01/02/24	67,039,753	67,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $68,482,327, 0.50% - 7.00%, due 11/30/24 - 12/01/53)
Issued 12/14/23, repurchase date 02/01/24		5.33%		01/05/24	5,016,286	5,000,000
(Collateralized by U.S. Government Agency Securities valued at $5,187,362, 2.50% - 6.00%, due 05/25/50 - 02/20/53)
ROYAL BANK OF CANADA
Issued 12/14/23, repurchase date 03/21/24		5.35%		01/05/24	13,042,503	13,000,000
(Collateralized by U.S. Government Agency Securities valued at $13,585,011, 5.50% - 7.00%, due 06/20/53 - 12/01/53)
Issued 12/14/23, repurchase date 03/21/24		5.35%		01/05/24	150,490,417	150,000,000
(Collateralized by U.S. Government Agency Securities valued at $156,750,121, 1.71% - 7.00%, due 01/25/29 - 12/01/53)
TRUIST BANK
Issued 12/29/23, repurchase date 01/02/24		5.32%		01/02/24	26,015,369	26,000,000
(Collateralized by U.S. Government Agency Securities valued at $27,040,000, 1.00% - 1.25%, due 09/20/50 - 11/20/50)
WELLS FARGO SECURITIES LLC
Issued 11/03/23, repurchase date 01/03/24		5.37%		01/03/24	31,282,074	31,000,000
(Collateralized by U.S. Government Agency Securities valued at $32,533,357, 3.00% - 7.00%, due 09/01/49 - 12/01/53)
Issued 12/08/23, repurchase date 01/12/24		5.34%		01/05/24	3,012,460	3,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,136,199, 5.00%, due 10/01/53)
						1,054,000,000
See financial notes
20Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
U.S. TREASURY REPURCHASE AGREEMENTS 19.2%
BANCO SANTANDER SA
Issued 12/29/23, repurchase date 01/02/24		5.31%		01/02/24	7,004,130	7,000,000
(Collateralized by U.S. Treasury Securities valued at $7,140,005, 0.25% - 4.50%, due 01/15/25 - 05/15/52)
BARCLAYS BANK PLC
Issued 12/29/23, repurchase date 01/02/24		5.32%		01/02/24	9,005,320	9,000,000
(Collateralized by U.S. Treasury Securities valued at $9,185,473, 0.00%, due 01/11/24 - 04/25/24)
Issued 12/29/23, repurchase date 01/02/24		5.33%		01/02/24	1,834,415	1,833,329
(Collateralized by U.S. Treasury Securities valued at $1,871,197, 0.00%, due 04/25/24)
Issued 12/14/23, repurchase date 02/02/24		5.32%		01/05/24	22,071,524	22,000,000
(Collateralized by U.S. Treasury Securities valued at $22,605,893, 0.00%, due 01/04/24)
CITIGROUP GLOBAL MARKETS INC
Issued 12/26/23, repurchase date 01/02/24		5.32%		01/02/24	87,089,997	87,000,000
(Collateralized by U.S. Treasury Securities valued at $88,740,451, 0.13% - 4.00%, due 11/30/29 - 02/28/30)
Issued 12/29/23, repurchase date 01/02/24		5.33%		01/02/24	102,060,407	102,000,000
(Collateralized by U.S. Treasury Securities valued at $104,144,790, 1.25% - 3.63%, due 03/31/28 - 04/30/28)
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/29/23, repurchase date 01/02/24		5.30%		01/02/24	790,465,222	790,000,000
(Collateralized by U.S. Treasury Securities valued at $790,465,298, 0.25% - 3.13%, due 05/15/24 - 02/15/31)
FICC - BANK OF NEW YORK
Issued 12/29/23, repurchase date 01/02/24		5.33%		01/02/24	58,034,349	58,000,000
(Collateralized by U.S. Treasury Securities valued at $59,160,081, 2.75%, due 04/30/27)
MUFG SECURITIES AMERICAS INC
Issued 12/29/23, repurchase date 01/02/24		5.35%		01/02/24	29,017,239	29,000,000
(Collateralized by U.S. Treasury Securities valued at $29,580,039, 0.13% - 3.13%, due 07/15/31 - 02/15/43)
						1,105,833,329
OTHER REPURCHASE AGREEMENTS** 4.2%
BMO CAPITAL MARKETS CORP
Issued 12/29/23, repurchase date 01/05/24		5.41%		01/05/24	2,002,104	2,000,000
(Collateralized by U.S. Government Agency Securities, common stocks, ETFs, corporate bonds, asset backed securities, or
non-agency collateralized mortgage obligations valued at
$2,102,330, 0.90% - 8.63%, due 03/25/24 - 07/15/51)

BNP PARIBAS SA
Issued 12/27/23, repurchase date 01/03/24		5.42%		01/03/24	23,024,239	22,999,804
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $24,175,882, 1.83% - 6.38%, due 07/16/25 - 12/31/00)
See financial notes
Schwab Variable Share Price Money Fund | Annual Report21

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/27/23, repurchase date 01/03/24		5.47%		01/03/24	10,010,636	9,999,857
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $11,512,232, 7.85% - 11.19%, due 07/25/33 - 10/24/34)
Issued 12/29/23, repurchase date 01/05/24		5.47%		01/05/24	7,007,445	7,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $8,147,216, 3.66% - 12.75%, due 09/08/24 - 02/15/28)
Issued 12/06/23, repurchase date 03/05/24		5.63%		02/02/24	3,027,212	2,999,066
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $3,499,094, 6.00% - 14.34%, due 10/25/33 - 12/31/00)
Issued 12/27/23, repurchase date 03/26/24		5.67%		02/02/24	3,017,483	2,999,213
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $3,499,535, 5.70% - 8.00%, due 06/25/37 - 12/31/00)
BOFA SECURITIES INC
Issued 12/18/23, repurchase date 04/16/24	(a)	5.90%	01/02/24	03/28/24	5,082,764	5,001,670
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$5,400,001, 0.00%, due 12/31/00)
(SOFR + 0.50%)

Issued 12/18/23, repurchase date 04/16/24	(a)	5.95%	01/02/24	04/02/24	31,543,103	30,991,215
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized mortgage obligations valued at $35,650,000, 0.00% - 12.43%, due
04/18/27 - 11/25/61)
(SOFR + 0.55%)

CITIGROUP GLOBAL MARKETS INC
Issued 10/12/23, repurchase date 01/12/24	(a)	5.57%	01/02/24	01/05/24	4,052,606	3,999,922
(Collateralized by U.S. Treasury Securities, common stocks,
ETFs, corporate bonds, asset backed securities, American
depositary receipts, or non-agency collateralized mortgage
obligations valued at $4,080,091, 0.00% - 4.75%, due
02/15/40 - 12/31/00)
(SOFR + 0.17%)

CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/28/23, repurchase date 01/04/24		5.37%		01/04/24	2,002,088	1,999,962
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $2,102,603, 0.79% - 5.13%, due 01/22/25 - 04/01/46)
Issued 12/29/23, repurchase date 01/05/24		5.37%		01/05/24	11,011,486	11,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $11,575,422, 3.20% - 8.00%, due 09/16/24 - 12/31/00)
See financial notes
22Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
JP MORGAN SECURITIES LLC
Issued 11/20/23, repurchase date 01/19/24	(a)	5.62%	01/02/24	01/05/24	17,122,079	16,999,251
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized mortgage obligations valued at $19,667,961, 2.25% - 10.50%, due
06/01/27 - 08/09/47)
(SOFR + 0.22%)

Issued 11/08/23, repurchase date 05/06/24	(a)	5.85%	01/02/24	03/28/24	21,481,163	20,987,472
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized mortgage obligations valued at $24,347,461, 2.56% - 13.66%, due
06/08/27 - 03/17/53)
(SOFR + 0.45%)

Issued 12/27/23, repurchase date 06/24/24	(a)	5.87%	01/02/24	03/28/24	10,150,011	9,996,425
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $11,503,733, 7.59%, due 10/25/34) (SOFR + 0.47%)
Issued 10/25/23, repurchase date 05/02/24	(a)	5.88%	01/02/24	03/28/24	4,101,267	3,997,587
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized mortgage obligations valued at $4,648,180, 5.83% - 11.50%, due
04/15/26 - 03/25/54)
(SOFR + 0.48%)

Issued 10/05/23, repurchase date 04/02/24	(a)	5.90%	01/02/24	03/28/24	32,917,778	31,982,071
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $37,306,035, 5.67%, due 12/16/30) (SOFR + 0.50%)
MIZUHO SECURITIES USA LLC
Issued 12/29/23, repurchase date 01/02/24		5.42%		01/02/24	3,001,807	3,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, American depositary receipts, or
non-agency collateralized mortgage obligations valued at
$3,240,007, 0.00%, due 12/31/00)

RBC CAPITAL MARKETS LLC
Issued 12/28/23, repurchase date 01/04/24		5.42%		01/04/24	17,017,916	16,999,743
(Collateralized by U.S. Treasury Securities, common stocks,
ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $17,868,236,
2.36% - 6.85%, due 11/15/24 - 06/01/77)

WELLS FARGO SECURITIES LLC
Issued 12/07/23, repurchase date 03/07/24		5.72%		03/07/24	5,072,294	4,997,525
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $5,833,363, 1.90%, due 03/20/25)
Issued 11/22/23, repurchase date 03/21/24		5.78%		03/21/24	7,134,867	6,996,483
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $8,205,366, 0.90% - 8.18%, due 03/20/25 - 06/15/39)
See financial notes
Schwab Variable Share Price Money Fund | Annual Report23

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/05/23, repurchase date 06/03/24		5.99%		04/02/24	7,138,602	6,999,976
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $8,292,437, 3.87% - 10.23%, due 12/15/36 - 10/25/57)
Issued 10/11/23, repurchase date 04/08/24		6.05%		04/02/24	5,146,208	4,999,978
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $5,923,938, 3.93% - 12.79%, due 07/15/32 - 10/25/57)
Issued 12/27/23, repurchase date 06/21/24		5.85%		06/21/24	13,373,913	13,029,145
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $14,043,454, 2.25% - 8.19%, due 10/29/27 - 12/31/79)
						241,976,365
Total Repurchase Agreements (Cost $2,401,833,329)						2,401,809,694
Total Investments in Securities (Cost $5,542,208,375)						5,543,509,529

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**
Collateralized via common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities. Securities without a stated maturity date, such as common stocks, ETFs,
American depositary receipts and perpetual bonds, are represented by 12/31/00.

(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Credit-enhanced or liquidity-enhanced.
(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,264,107,750 or 21.9% of net assets.

(d)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
ETF —	Exchange-traded fund
FICC —	Fixed Income Clearing Corp
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At December 31, 2023, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
24Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Statement of Assets and Liabilities

As of December 31, 2023
Assets
Investments in securities, at value - unaffiliated (cost $3,140,375,046)		$3,141,699,835
Repurchase agreements, at value - unaffiliated (cost $2,401,833,329)		2,401,809,694
Cash		186,027,507
Receivables:
Fund shares sold		56,637,958
Interest		20,811,298
Prepaid expenses	+	161,410
Total assets		5,807,147,702

Liabilities
Payables:
Fund shares redeemed		33,047,591
Distributions to shareholders		9,929,403
Investment adviser and administrator fees		837,531
Investments bought		260,000
Independent trustees’ fees		140
Accrued expenses	+	203,062
Total liabilities		44,277,727
Net assets		$5,762,869,975

Net Assets by Source
Capital received from investors		$5,761,708,992
Total distributable earnings	+	1,160,983
Net assets		$5,762,869,975

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Ultra Shares	$5,762,869,975		5,760,166,147		$1.0005

See financial notes
Schwab Variable Share Price Money Fund | Annual Report25

Schwab Variable Share Price Money Fund
Statement of Operations

For the period January 1, 2023 through December 31, 2023
Investment Income
Interest received from securities - unaffiliated		$270,411,688

Expenses
Investment adviser and administrator fees		9,766,702
Registration fees		360,467
Custodian fees		117,915
Portfolio accounting fees		110,059
Professional fees		49,297
Independent trustees’ fees		44,447
Shareholder reports		18,477
Transfer agent fees		650
Other expenses	+	30,454
Total expenses		10,498,468
Expense reduction	–	731,727
Net expenses	–	9,766,741
Net investment income		260,644,947

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		50,452
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	701,700
Net realized and unrealized gains		752,152
Increase in net assets resulting from operations		$261,397,099
See financial notes
26Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/23-12/31/23		1/1/22-12/31/22
Net investment income		$260,644,947	$65,187,723
Net realized gains		50,452	59
Net change in unrealized appreciation (depreciation)	+	701,700	666,153
Increase in net assets from operations		$261,397,099	$65,853,935

DISTRIBUTIONS TO SHAREHOLDERS
Ultra Shares		($260,617,440 )	($65,187,807 )

TRANSACTIONS IN FUND SHARES
	1/1/23-12/31/23			1/1/22-12/31/22
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Ultra Shares		9,572,001,472	$9,574,709,689	7,264,457,488	$7,265,359,260
Shares Reinvested
Ultra Shares		199,735,044	199,794,794	51,928,344	51,938,149
Shares Redeemed
Ultra Shares	+	(8,887,970,807)	(8,890,462,883)	(5,132,357,237)	(5,133,058,389)
Net transactions in fund shares		883,765,709	$884,041,600	2,184,028,595	$2,184,239,020

SHARES OUTSTANDING AND NET ASSETS
	1/1/23-12/31/23			1/1/22-12/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,876,400,438	$4,878,048,716	2,692,371,843	$2,693,143,568
Total increase	+	883,765,709	884,821,259	2,184,028,595	2,184,905,148
End of period		5,760,166,147	$5,762,869,975	4,876,400,438	$4,878,048,716
See financial notes
Schwab Variable Share Price Money Fund | Annual Report27

Schwab Variable Share Price Money Fund
Financial Notes

1. Business Structure of the Fund:
Schwab Variable Share Price Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Variable Share Price Money Fund currently offers one class of shares, Ultra Shares.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Short-term investments: Money market investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, discounted cash flow models or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable investments, market trades, projected cash flows, credit reviews and issuer news.
• Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable.  For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours.  Fair value determinations are made in good faith in accordance with adopted valuation procedures.  The Valuation Designee considers a number of factors,
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Schwab Variable Share Price Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
including unobservable market inputs, when arriving at fair value.  The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments— Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs), and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)— Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments)— Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2023, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
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Schwab Variable Share Price Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
As of December 31, 2023, the fund had investments in repurchase agreements with a gross value of $2,401,809,694 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Delayed-Delivery and When-Issued Transactions: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
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Schwab Variable Share Price Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the U.S. Securities and Exchange Commission (SEC) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.
On July 12, 2023, the SEC adopted amendments to the rules that govern money market funds under the 1940 Act (the “new rules”). The new rules are in response to stresses in fixed income markets at the onset of the COVID-19 pandemic in March 2020. Along with amendments related to liquidity thresholds, redemption fees and the removal of redemption gates, there are amendments that add reporting requirements for money market funds on Form N-CR and Form N-MFP. There are various compliance dates for the new rules with the compliance date for the new reporting requirements on Form N-CR and Form N-MFP set for June 11, 2024.  Schwab Money Funds have met the first set of compliance deadlines and are well prepared to meet those that are upcoming.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund.  Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time.  As with any investment whose yield reflects current interest rates, the fund’s yield will change over time.  During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are
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Schwab Variable Share Price Money Fund
Financial Notes (continued)

3. Risk Factors (continued):
rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk.  A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
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Schwab Variable Share Price Money Fund
Financial Notes (continued)

3. Risk Factors (continued):
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could cause the fund to be unable to pay redemption proceeds within a short period of time.
Variable NAV Risk. The fund does not maintain a stable NAV per share. The value of the fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the fund’s portfolio securities. You could lose money by investing in the fund.
Money Market Fund Regulation Risk. The SEC and other regulatory agencies continue to review the regulation of money market funds. As of the date of this shareholder report, the SEC has proposed amendments to the rules that govern money market funds. These proposed amendments, if implemented, may affect the fund’s investment strategies, performance, yield, expenses, operations and continued viability.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual class operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.19%.
Schwab Variable Share Price Money Fund | Annual Report33

Schwab Variable Share Price Money Fund
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund that are owned by other funds in the Fund Complex as of December 31, 2023:
Schwab Balanced Fund	0.3%
Schwab MarketTrack Balanced Portfolio	0.3%
Schwab MarketTrack Conservative Portfolio	0.1%
Schwab MarketTrack Growth Portfolio	0.5%
Schwab Monthly Income Fund - Flexible Payout	0.0%*
Schwab Monthly Income Fund - Income Payout	0.0%*
Schwab Monthly Income Fund - Target Payout	0.0%*
Schwab Target 2010 Fund	0.0%*
Schwab Target 2015 Fund	0.0%*
Schwab Target 2020 Fund	0.2%
Schwab Target 2025 Fund	0.2%
Schwab Target 2030 Fund	0.3%
Schwab Target 2035 Fund	0.1%
Schwab Target 2040 Fund	0.1%
Schwab Target 2045 Fund	0.0%*
Schwab Target 2050 Fund	0.0%*
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.0%*
Schwab Target 2020 Index Fund	0.1%
Schwab Target 2025 Index Fund	0.2%
Schwab Target 2030 Index Fund	0.3%
Schwab Target 2035 Index Fund	0.1%
Schwab Target 2040 Index Fund	0.1%
Schwab Target 2045 Index Fund	0.0%*
Schwab Target 2050 Index Fund	0.0%*
Schwab Target 2055 Index Fund	0.0%*
Schwab VIT Balanced Portfolio	0.0%*
Schwab VIT Balanced with Growth Portfolio	0.1%
Schwab VIT Growth Portfolio	0.1%

*	Less than 0.05%
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2023, the fund had no direct security transactions with other funds in the Fund Complex.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
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Schwab Variable Share Price Money Fund
Financial Notes (continued)

 5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 28, 2023. On September 28, 2023, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024 Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 28, 2023. On September 28, 2023, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2023, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$5,542,208,375	$1,555,072	($253,918 )	$1,301,154

As of December 31, 2023, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
$27,507	$1,301,154	($167,678 )	$1,160,983
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2023, the fund had capital loss carryforwards of $167,678.
For the fiscal year ended December 31, 2023, the fund had capital loss carryforwards utilized of $50,452.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	ORDINARY INCOME
$260,617,440	$65,187,807
Schwab Variable Share Price Money Fund | Annual Report35

Schwab Variable Share Price Money Fund
Financial Notes (continued)

7. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required.  The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements.  The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended December 31, 2023, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Variable Share Price Money Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Variable Share Price Money Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Variable Share Price Money Fund (the “Fund”), one of the funds constituting The Charles Schwab Family of Funds, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 16, 2024
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Variable Share Price Money Fund | Annual Report37

Schwab Variable Share Price Money Fund
Other Federal Tax Information (unaudited)

For the fiscal year ended December 31, 2023, the fund designates 98.98% of dividend income as business interest income under section 163(j) of the Internal Revenue Code.
38Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
Schwab Variable Share Price Money Fund | Annual Report39

Schwab Variable Share Price Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Co-Chairman of the
Board (July 2022 – present) and Director (Apr. 2006 – present), Charles
Schwab Bank, SSB; Co-Chairman of the Board (July 2022 – present) and
Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB;
Co-Chairman of the Board (July 2022 – present) and Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Manager
(Sept. 2023 – present), TD Ameritrade Holding LLC; Director
(Oct. 2020 – Aug. 2023), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

40Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment
Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), President (Oct. 2023 – present), (Chief
Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and
President (Oct. 2022 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive
Officer (Sept. 2023 – present), President (Oct. 2023 – present), Chief Investment Officer
(June 2011 – present) and Vice President (June 2011 – Sept. 2023), Schwab Funds, Laudus
Trust and Schwab ETFs.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present), Chief Operating Officer (Oct. 2023 – present), Managing
Director (Mar. 2023 – present) and Vice President (Oct. 2013 – Mar. 2023), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director
(May 2022 – present) and Vice President (Apr. 2022 – May 2022), Charles Schwab & Co., Inc.

Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Chief Investment Officer (Oct. 2023 – present) and Vice President (Feb. 2018 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present),
Chief Investment Officer (Oct. 2023 – present), and Senior Vice President
(Oct. 2012 – Mar. 2023), Charles Schwab Investment Management, Inc.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Senior Vice President (Jan. 2020 – Mar. 2023) and
Chief Investment Officer (Jan. 2020 – present) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present), Managing Director (Mar. 2023 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (Aug. 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Schwab Variable Share Price Money Fund | Annual Report41

Schwab Variable Share Price Money Fund
Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
American Depositary Receipt (ADR) U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity See weighted average maturity.
effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
42Schwab Variable Share Price Money Fund | Annual Report

Schwab Variable Share Price Money Fund
variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
Schwab Variable Share Price Money Fund | Annual Report43

Schwab Variable Share Price Money Fund
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2024 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares if the Fund’s Board determines that the fee is in the best interests of the Fund. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR95515-07
00294944

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees[1]		(b) Audit-Related Fees		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2023	Fiscal Year 2022
$363,580	$343,000	$0	$0	$32,850	$31,000	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1)	Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2023: $3,940,154       2022: $3,031,117

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements and financial highlights are included as part of the report to shareholders filed under Item 1 of this Form.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 1 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Omar Aguilar and Registrant’s Chief Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19: Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Not applicable.

(3)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Charles Schwab Family of Funds

By:	/s/ Omar Aguilar
Omar Aguilar Chief Executive Officer

Date:	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Chief Executive Officer

Date:	February 16, 2024

By:	/s/ Dana Smith
Dana Smith Chief Financial Officer

Date:	February 16, 2024